UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-05954
Charles Schwab Family of Funds
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)
Marie Chandoha
Charles Schwab Family of Funds
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: December 31
Date of reporting period: September 30, 2014

Item 1. Schedule of Investments.

The Charles Schwab Family of Funds
Schwab California Municipal Money Fund®

Portfolio Holdings as of September 30, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

36.9%	Fixed-Rate Securities	2,511,756,920	2,511,756,920
63.1%	Variable-Rate Securities	4,297,166,015	4,297,166,015

100.0%	Total Investments	6,808,922,935	6,808,922,935
0.0%	Other Assets and Liabilities, Net		3,257,874

100.0%	Net Assets		6,812,180,809

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 36.9% of net assets

California 36.9%
ABAG Finance Auth
RB (Sharp HealthCare) Series 2011A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.11%		10/02/14	16,750,000	16,750,000

Alameda Cnty Jt Powers Auth
Lease Revenue CP Series A (LOC: MUFG Union Bank, NA)		0.09%		12/16/14	10,000,000	10,000,000

Bay Area Toll Auth
Toll Bridge RB Series 2008F1 (LIQ: Wells Fargo & Co)	a	0.15%		06/18/15	9,880,000	9,880,000

California
CP Series A8 (LOC: Bank of the West)		0.09%		10/08/14	22,510,000	22,510,000

GO Bonds		4.00%		10/01/14	430,000	430,000

GO Bonds		5.00%		10/01/14	3,020,000	3,020,000

GO Bonds		4.00%		11/01/14	100,000	100,318

GO Bonds		5.00%		12/01/14	700,000	705,525

GO Bonds		6.00%		02/01/15	250,000	254,775

GO Bonds		3.00%		03/01/15	400,000	404,513

GO Bonds		5.00%		03/01/15	675,000	688,323

GO Bonds		4.00%		04/01/15	100,000	101,863

GO Bonds		5.00%		04/01/15	1,485,000	1,520,563

GO Bonds		4.13%		06/01/15	200,000	205,177

GO Bonds		4.50%		06/01/15	200,000	205,647

GO Bonds		5.00%		06/01/15	510,000	526,347

GO Bonds		5.00%		08/01/15	225,000	233,857

GO Bonds		5.00%		09/01/15	25,525,000	26,663,483

GO Bonds		3.00%		10/01/15	100,000	102,746

GO CP Series 2011A2 (LOC: Royal Bank of Canada)		0.08%		11/13/14	50,000,000	50,000,000

GO CP Series 2011A2 (LOC: Royal Bank of Canada)		0.08%		12/01/14	31,000,000	31,000,000

 1

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
GO CP Series 2011A2 (LOC: Royal Bank of Canada)		0.08%		12/03/14	18,000,000	18,000,000

GO CP Series A1 (LOC: Wells Fargo Bank, NA)		0.07%		10/02/14	21,310,000	21,310,000

GO CP Series A1 (LOC: Wells Fargo Bank, NA)		0.07%		11/03/14	10,000,000	10,000,000

GO CP Series A1 (LOC: Wells Fargo Bank, NA)		0.08%		12/02/14	20,000,000	20,000,000

GO CP Series A3 (LOC: JPMorgan Chase Bank, NA; California Public Employees’ Retirement System)		0.08%		12/04/14	9,300,000	9,300,000

GO CP Series A7 (LOC: Mizuho Bank Ltd)		0.07%		12/04/14	19,000,000	19,000,000

GO Refunding Bonds		5.00%		11/01/14	7,930,000	7,962,613

GO Refunding Bonds		5.00%		02/01/15	900,000	914,467

GO Refunding Bonds		5.00%		03/01/15	2,725,000	2,779,072

GO Refunding Bonds		2.00%		04/01/15	1,000,000	1,009,500

GO Refunding Bonds		5.00%		06/01/15	100,000	103,178

GO Refunding Bonds		4.00%		08/01/15	100,000	103,129

GO Refunding Bonds		5.00%		09/01/15	115,000	119,928

RAN 2014-2015		1.50%		06/22/15	30,000,000	30,299,184

California Dept of Water Resources
Power Supply RB Series 2010M		2.25%		05/01/15	120,000	121,377

California Health Facilities Financing Auth
RB (City of Hope) Series 2012A		5.00%		11/15/14	150,000	150,873

RB (Kaiser Permanente) Series 2006E		0.13%		04/02/15	24,000,000	24,000,000

California Public Works Board
Lease RB Series 2014C		1.00%		10/01/14	5,005,000	5,005,000

California School Cash Reserve Program Auth
Bonds 2013-2014 Series J		2.00%		10/01/14	10,200,000	10,200,000

Bonds 2014-2015 Series D		2.00%		06/30/15	14,125,000	14,323,680

Bonds 2014-2015 Series E		2.00%		06/30/15	48,000,000	48,671,555

California State Univ
CP Series A (LOC: State Street Bank & Trust Company, NA; Wells Fargo Bank, NA)		0.08%		10/02/14	76,109,000	76,109,000

California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2004E		0.14%		10/02/14	18,300,000	18,300,000

RB (Kaiser Permanente) Series 2004E		0.14%		10/03/14	11,800,000	11,800,000

RB (Kaiser Permanente) Series 2004E		0.14%		02/04/15	21,000,000	21,000,000

RB (Kaiser Permanente) Series 2004I		0.13%		12/03/14	7,000,000	7,000,000

RB (Kaiser Permanente) Series 2004I		0.14%		02/05/15	8,000,000	8,000,000

RB (Kaiser Permanente) Series 2004I		0.14%		06/01/15	10,000,000	10,000,000

RB (Kaiser Permanente) Series 2004K		0.14%		01/06/15	12,400,000	12,400,000

RB (Kaiser Permanente) Series 2004K		0.14%		01/28/15	20,000,000	20,000,000

RB (Kaiser Permanente) Series 2006D		0.14%		01/06/15	26,500,000	26,500,000

RB (Kaiser Permanente) Series 2008B		0.13%		12/03/14	48,000,000	48,000,000

RB (Kaiser Permanente) Series 2008B		0.14%		04/01/15	1,000,000	1,000,000

RB (Kaiser Permanente) Series 2008B		0.14%		05/04/15	9,000,000	9,000,000

RB (Kaiser Permanente) Series 2008C		0.09%		10/01/14	18,000,000	18,000,000

RB (Kaiser Permanente) Series 2009B3		0.14%		10/10/14	3,500,000	3,500,000

RB (Kaiser Permanente) Series 2009B6		0.09%		10/06/14	14,000,000	14,000,000

Student Housing RB (CHF-Irvine) Series 2004 (ESCROW)		5.63%		05/15/15	1,000,000	1,033,800

Carlsbad USD
GO Bonds Series 2009B (LIQ: Wells Fargo & Co)	a	0.16%		07/09/15	12,155,000	12,155,000

2

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Chula Vista
Refunding IDRB (SDG&E) Series 2004E (GTY/LIQ: Wells Fargo & Co)	a	0.15%		06/18/15	9,995,000	9,995,000

Coast CCD
GO Bonds Series 2006B (LIQ: Deutsche Bank AG)	a	0.19%		11/20/14	38,245,000	38,245,000

Contra Costa Water District
Extendible CP		0.10%	10/02/14	03/01/15	12,500,000	12,500,000

Dublin USD
GO Bonds Series 2004E (LIQ: Wells Fargo & Co)	a	0.16%		05/28/15	35,980,000	35,980,000

East Bay Municipal Utility District
Wastewater System Extendible CP		0.11%	12/09/14	05/09/15	15,000,000	15,000,000

Wastewater System Refunding RB Series 2014A		2.00%		06/01/15	1,725,000	1,746,670

Water System Extendible CP		0.10%	10/03/14	03/01/15	13,000,000	13,000,000

Water System Extendible CP		0.10%	10/07/14	03/07/15	37,000,000	37,000,000

Water System Extendible CP		0.10%	10/16/14	03/29/15	20,000,000	20,000,000

Water System Extendible CP		0.08%	10/03/14	05/02/15	26,400,000	26,400,000

Water System Extendible CP		0.11%	12/09/14	05/09/15	21,800,000	21,800,000

Water System Extendible CP		0.09%	11/17/14	05/15/15	25,200,000	25,200,000

El Camino Hospital District
GO Bonds Series 2006 (LIQ: Deutsche Bank AG)	a	0.17%		11/20/14	8,360,000	8,360,000

Foothill-DeAnza CCD
GO Bonds Series B (LIQ: Deutsche Bank AG)	a	0.19%		11/20/14	15,970,000	15,970,000

GO Bonds Series C (LIQ: Wells Fargo Bank, NA)	a	0.14%		07/09/15	9,805,000	9,805,000

Fresno USD
GO Bonds Series 2001G & 2010B (GTY/LIQ: Wells Fargo Bank, NA)	a	0.14%		07/09/15	10,235,000	10,235,000

Golden Gate Bridge, Highway & Transportation District
CP Series A		0.10%		10/02/14	30,500,000	30,500,000

Hartnell CCD
GO Bonds Series D (GTY/LIQ: Wells Fargo & Co)	a	0.16%		06/11/15	15,850,000	15,850,000

Long Beach CCD
GO Bonds Series 2007D (LIQ: Wells Fargo & Co)	a	0.15%		06/25/15	25,080,000	25,080,000

Los Angeles
TRAN 2014		1.50%		06/25/15	76,150,000	76,921,880

Wastewater System CP Revenue Notes Series A2 (LOC: Sumitomo Mitsui Banking Corp)		0.08%		12/18/14	13,750,000	13,750,000

Wastewater System CP Series A1 (LOC: Bank of New York Mellon)		0.10%		12/18/14	9,000,000	9,000,000

Wastewater System CP Series A1 (LOC: Bank of New York Mellon)		0.11%		03/17/15	17,500,000	17,500,000

Los Angeles Cnty
TRAN 2014-2015		1.50%		06/30/15	181,910,000	183,784,386

Los Angeles Cnty Capital Asset Leasing Corp
Lease Revenue CP Series A (LOC: JPMorgan Chase Bank, NA)		0.07%		12/10/14	24,625,000	24,625,000

Lease Revenue CP Series A (LOC: JPMorgan Chase Bank, NA)		0.08%		01/09/15	7,500,000	7,500,000

Lease Revenue CP Series A (LOC: JPMorgan Chase Bank, NA)		0.09%		01/09/15	14,000,000	14,000,000

Lease Revenue CP Series C (LOC: Wells Fargo Bank, NA)		0.07%		10/07/14	15,100,000	15,100,000

Lease Revenue CP Series C (LOC: Wells Fargo Bank, NA)		0.08%		11/03/14	13,000,000	13,000,000

Lease Revenue CP Series C (LOC: Wells Fargo Bank, NA)		0.08%		11/04/14	22,600,000	22,600,000

Lease Revenue CP Series C (LOC: Wells Fargo Bank, NA)		0.08%		11/13/14	40,000,000	40,000,000

Lease Revenue CP Series C (LOC: Wells Fargo Bank, NA)		0.08%		12/03/14	34,000,000	34,000,000

Los Angeles Dept of Airports
Airport Sr RB Series 2008A (LIQ: Deutsche Bank AG)	a	0.17%		11/20/14	23,380,000	23,380,000

 3

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Los Angeles Dept of Water & Power
Power System RB Series 2011A		5.00%		07/01/15	4,455,000	4,617,410

Water System RB Series 2006A1&2007A2 (LIQ: Wells Fargo & Co)	a	0.15%		07/09/15	24,210,000	24,210,000

Los Angeles Harbor Dept
CP Series A1,B1&C1 (LIQ: Mizuho Bank Ltd)		0.12%		12/10/14	10,000,000	10,000,000

CP Series A2,B2&C2 (LIQ: Wells Fargo Bank, NA)		0.10%		11/06/14	10,000,000	10,000,000

RB Series 2009B (LIQ: Wells Fargo & Co)	a	0.12%		05/21/15	9,725,000	9,725,000

Refunding RB Series 2006B		5.00%		08/01/15	595,000	618,739

Los Angeles Municipal Improvement Corp
Lease Revenue CP Series A1 (LOC: Wells Fargo Bank, NA)		0.07%		10/31/14	16,688,000	16,688,000

Lease Revenue CP Series A2 (LOC: JPMorgan Chase Bank, NA)		0.07%		10/31/14	15,000,000	15,000,000

Lease Revenue CP Series A2 (LOC: JPMorgan Chase Bank, NA)		0.08%		01/07/15	37,750,000	37,750,000

Lease Revenue CP Series A3 (LOC: Bank of the West)		0.09%		10/31/14	15,000,000	15,000,000

Los Angeles USD
GO Bonds Election of 2002 Series 2009D		3.25%		07/01/15	100,000	102,264

GO Bonds Series 2007B		4.00%		07/01/15	100,000	102,807

GO Bonds Series 2007H		5.00%		07/01/15	920,000	952,947

GO Refunding Bonds Series 2007A1 (LIQ: Wells Fargo & Co)	a	0.15%		07/09/15	24,775,000	24,775,000

GO Refunding Bonds Series 2010A		4.00%		07/01/15	100,000	102,817

GO Refunding Bonds Series 2010A		5.00%		07/01/15	1,300,000	1,346,953

Mt. San Antonio CCD
GO BAN 2010 (ESCROW)		0.18%		05/01/15	830,000	829,128

GO BAN 2010 (ESCROW)		0.23%		05/01/15	3,000,000	2,995,982

Napa Valley USD
GO Bonds Series 2009C (LIQ: Deutsche Bank AG)	a	0.19%		11/20/14	23,000,000	23,000,000

Orange Cnty Local Transportation Auth
Sub Sales Tax Revenue CP Series A (LOC: JPMorgan Chase Bank, NA)		0.06%		10/30/14	25,000,000	25,000,000

Riverside Cnty
Teeter Obligation Notes Series 2013D		2.00%		10/15/14	14,000,000	14,009,644

TRAN 2014-2015		1.50%		06/30/15	40,000,000	40,412,185

Sacramento Cnty Sanitation District Financing Auth
Refunding RB Series 2010A		5.00%		12/01/14	625,000	629,983

Sacramento Municipal Utility District
CP Series K1 (LOC: JPMorgan Chase Bank, NA)		0.07%		10/02/14	20,000,000	20,000,000

CP Series K1 (LOC: JPMorgan Chase Bank, NA)		0.07%		10/03/14	20,000,000	20,000,000

CP Series K1 (LOC: JPMorgan Chase Bank, NA)		0.07%		11/04/14	15,000,000	15,000,000

CP Series K1 (LOC: JPMorgan Chase Bank, NA)		0.07%		11/06/14	19,500,000	19,500,000

San Bernardino Cnty
TRAN 2014-2015 Series A		2.00%		06/30/15	25,000,000	25,349,714

San Diego CCD
GO Bonds Series 2011 (LIQ: Wells Fargo Bank, NA)	a	0.11%		10/16/14	6,100,000	6,100,000

San Diego Cnty & SDs Pool Program
TRAN Program Note Participations Series 2014		2.00%		06/30/15	22,425,000	22,738,820

San Diego Cnty Water Auth
CP Series 5 (LIQ: Wells Fargo Bank, NA)		0.08%		10/16/14	16,000,000	16,000,000

CP Series 5 (LIQ: Wells Fargo Bank, NA)		0.08%		11/04/14	5,000,000	5,000,000

CP Series 5 (LIQ: Wells Fargo Bank, NA)		0.07%		11/05/14	20,900,000	20,900,000

CP Series 5 (LIQ: Wells Fargo Bank, NA)		0.08%		11/06/14	8,000,000	8,000,000

CP Series 7 (LIQ: JPMorgan Chase Bank, NA)		0.08%		11/04/14	25,000,000	25,000,000

CP Series 7 (LIQ: JPMorgan Chase Bank, NA)		0.10%		11/04/14	6,250,000	6,250,000

4

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
CP Series 7 (LIQ: JPMorgan Chase Bank, NA)		0.07%		11/05/14	25,000,000	25,000,000

CP Series 7 (LIQ: JPMorgan Chase Bank, NA)		0.07%		11/07/14	10,000,000	10,000,000

CP Series 7 (LIQ: JPMorgan Chase Bank, NA)		0.10%		02/11/15	6,250,000	6,250,000

CP Series 8 (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.07%		11/05/14	6,025,000	6,025,000

CP Series 8 (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.08%		12/04/14	8,000,000	8,000,000

CP Series 8 (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.09%		01/14/15	5,000,000	5,000,000

Extendable CP Series 1		0.08%	10/02/14	05/03/15	10,000,000	10,000,000

Extendable CP Series 1		0.10%	01/06/15	06/07/15	12,500,000	12,500,000

Water Revenue COP Series 2004A (ESCROW)		5.00%		05/01/15	10,000,000	10,279,338

San Diego USD
GO Refunding Bonds Series 2014R3		5.00%		07/01/15	1,220,000	1,264,241

TRAN 2014-2015 Series A		1.50%		06/30/15	45,560,000	46,028,407

San Francisco
Refunding COP (Moscone Center North) Series 2011B		4.00%		09/01/15	5,000,000	5,174,895

Refunding COP Series 2014R1		5.00%		04/01/15	1,720,000	1,761,050

Refunding COP Series 2014R2		5.00%		04/01/15	1,200,000	1,228,640

San Francisco Airport Commission
Second Series RB Series 2011A		5.00%		05/01/15	5,975,000	6,143,012

Second Series Refunding RB Series 2009A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.11%		10/02/14	9,995,000	9,995,000

Sub CP Series A3,B3&C3 (LOC: Royal Bank of Canada)		0.08%		10/01/14	5,400,000	5,400,000

Sub CP Series A3,B3&C3 (LOC: Royal Bank of Canada)		0.09%		10/02/14	9,300,000	9,300,000

Sub CP Series A4&B4 (LOC: Wells Fargo Bank, NA)		0.07%		10/08/14	20,000,000	20,000,000

San Francisco Cnty Transportation Auth
CP Series A&B (LOC: Wells Fargo Bank, NA)		0.08%		12/04/14	49,800,000	49,800,000

CP Series A&B (LOC: Wells Fargo Bank, NA)		0.09%		12/16/14	18,756,000	18,756,000

San Francisco Public Utilities Commission
Wastewater Refunding RB Series 2013A		4.00%		10/01/14	1,000,000	1,000,000

Water RB Series 2010A		5.00%		11/01/14	410,000	411,650

Water Refunding RB Series 2006B		5.00%		11/01/14	1,500,000	1,506,130

San Jose Redevelopment Agency
Sub Tax Allocation RB Series 1996A (LOC: JPMorgan Chase Bank, NA)		0.12%		04/10/15	14,750,000	14,750,000

Sub Tax Allocation RB Series 2003B (LOC: JPMorgan Chase Bank, NA)		0.12%		04/10/15	7,500,000	7,500,000

San Mateo Cnty CCD
GO Bonds Series 2005B (LIQ: Wells Fargo & Co)	a	0.10%		01/15/15	10,795,000	10,795,000

GO Bonds Series 2006B (LIQ: Wells Fargo Bank, NA)	a	0.11%		10/02/14	1,600,000	1,600,000

Santa Monica-Malibu USD
GO Bonds Series A		1.00%		07/01/15	22,270,000	22,418,217

Southern California Metropolitan Water District
Water RB Series A		2.50%		01/01/15	125,000	125,711

Water Refunding RB Series 2011B		5.00%		07/01/15	500,000	518,217

Waterworks GO Refunding Bonds Series 2004A		5.00%		03/01/15	100,000	101,991

Turlock Irrigation District
Sub Revenue CP Series A (LOC: Bank of America, NA)		0.09%		10/09/14	27,905,000	27,905,000

Univ of California
General RB Bonds Series 2009-O		5.00%		05/15/15	2,775,000	2,859,014

General RB Series 2007J		5.00%		05/15/15	2,030,000	2,090,932

General RB Series 2007J (LIQ: Wells Fargo & Co)	a	0.10%		12/11/14	19,300,000	19,300,000

General RB Series 2009Q		5.00%		05/15/15	100,000	102,921

 5

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Ventura Cnty
TRAN Series 2014-2015		1.50%		07/01/15	25,000,000	25,256,732

Ventura Cnty Public Financing Auth
Lease Revenue CP (LOC: Wells Fargo Bank, NA)		0.08%		11/06/14	13,600,000	13,600,000

Total Fixed-Rate Securities
(Cost $2,511,756,920)						2,511,756,920

Variable-Rate Securities 63.1% of net assets

California 60.6%
ABAG Finance Auth
M/F Housing RB (Bachenheimer Building) Series 2002A (LOC: Fannie Mae)		0.06%		10/07/14	7,620,000	7,620,000

M/F Housing RB (Crossing Apts) Series 2002A (LOC: Fannie Mae)		0.06%		10/07/14	9,000,000	9,000,000

M/F Housing RB (Darling Florist Building) Series 2002A (LOC: Fannie Mae)		0.06%		10/07/14	4,710,000	4,710,000

M/F Housing RB (GAIA Building) Series 2000A (LOC: Fannie Mae)		0.06%		10/07/14	12,165,000	12,165,000

M/F Housing RB (La Terrazza Apts) Series 2002A (LOC: Fannie Mae)		0.06%		10/07/14	8,295,000	8,295,000

M/F Housing RB (Mountain View Apts) Series 1997A (LOC: Comerica Bank)		0.10%		10/07/14	4,650,000	4,650,000

M/F Housing Refunding RB (The Berkeleyan) Series 2003A (LOC: Fannie Mae)		0.06%		10/07/14	5,790,000	5,790,000

RB (Institute for Defense Analyses) Series 2005 (LOC: Branch Banking & Trust Co)		0.04%		10/07/14	5,000,000	5,000,000

Alameda Cnty IDA
RB (California Brazing) Series 2011 (LOC: Wells Fargo Bank, NA)		0.08%		10/07/14	2,895,000	2,895,000

RB (Dale Hardware) Series 2010 (LOC: Comerica Bank)		0.06%		10/07/14	2,380,000	2,380,000

RB (Evolve Manufacturing Technologies) Series 2014 (LOC: Wells Fargo Bank, NA)		0.08%		10/07/14	2,550,000	2,550,000

RB (Plastikon Industries) Series 2000A (LOC: Comerica Bank)		0.09%		10/07/14	2,700,000	2,700,000

Alameda-Contra Costa School Financing Auth
COP Series N (LOC: Federal Home Loan Bank)		0.03%		10/07/14	2,380,000	2,380,000

Anaheim Housing Auth
M/F Housing Refunding RB (Sage Park) Series 1998A (LOC: Fannie Mae)		0.06%		10/07/14	5,500,000	5,500,000

Anaheim Public Financing Auth
Electric System RB Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.05%		10/07/14	19,030,000	19,030,000

Electric System RB Series 2009A (LIQ: Citibank, NA)	a	0.05%		10/07/14	7,500,000	7,500,000

Bakersfield
Wastewater Refunding RB Series 2012A (LIQ: JPMorgan Chase Bank, NA)		0.05%		10/07/14	11,700,000	11,700,000

Bay Area Toll Auth
Toll Bridge RB Series 2006F (ESCROW/LIQ: Citibank, NA)	a	0.05%		10/07/14	16,985,000	16,985,000

Toll Bridge RB Series 2007C1 (LIQ: Bank of America, NA)	a	0.06%		10/07/14	4,910,000	4,910,000

Toll Bridge RB Series 2007F (ESCROW/LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/14	7,245,000	7,245,000

Toll Bridge RB Series 2007F, 2008F1&2009F1 (ESCROW/LIQ: Morgan Stanley Bank NA)	a	0.05%		10/07/14	12,462,156	12,462,156

Toll Bridge RB Series 2008F1 (LIQ: Citibank, NA)	a	0.05%		10/07/14	5,000,000	5,000,000

Toll Bridge RB Series 2009F1 (LIQ: Bank of America, NA)	a	0.04%		10/07/14	13,870,000	13,870,000

6

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Toll Bridge RB Series 2009F1 (LIQ: Bank of America, NA)	a	0.07%		10/07/14	9,010,000	9,010,000

California
GO Bonds Series 2004A1 (LOC: Citibank, NA)		0.01%		10/01/14	11,545,000	11,545,000

GO Bonds Series 2004A2 (LOC: State Street Bank & Trust Company, NA)		0.02%		10/01/14	4,400,000	4,400,000

GO Bonds Series 2004A3 (LOC: State Street Bank & Trust Company, NA)		0.02%		10/01/14	2,095,000	2,095,000

GO Bonds Series 2004B2 (LOC: Citibank, NA)		0.02%		10/01/14	10,500,000	10,500,000

GO Bonds Series 2004B3 (LOC: Citibank, NA)		0.02%		10/01/14	2,500,000	2,500,000

GO Bonds Series 2005B1 (LOC: Bank of America, NA)		0.05%		10/07/14	3,700,000	3,700,000

GO Refunding Bonds (GTY/LIQ: Wells Fargo & Co)	a	0.05%		10/07/14	50,000	50,000

California Alternative Energy Source Financing Auth
Cogeneration Facility RB Series 1993B		0.08%		10/07/14	25,330,000	25,330,000

California Dept of Water Resources
Central Valley Water System RB Series AE (LIQ: Branch Banking & Trust Co)	a	0.04%		10/07/14	7,105,000	7,105,000

Central Valley Water System RB Series AE (LIQ: Credit Suisse AG)	a	0.04%		10/07/14	12,605,000	12,605,000

California Educational Facilities Auth
RB (California Institute of Technology) Series 2006B		0.04%		10/07/14	2,500,000	2,500,000

RB (California Institute of Technology) Series 2009 (LIQ: Citibank, NA)	a	0.04%		10/07/14	9,900,000	9,900,000

RB (Life Chiropractic College West) Series 1999 (LOC: Bank of the West)		0.03%		10/07/14	65,000	65,000

RB (Univ of Southern California) Series 2009A (LIQ: Deutsche Bank AG)	a	0.09%		10/07/14	1,220,000	1,220,000

California Enterprise Development Finance Auth
RB (Sconza Candy) Series 2008A (LOC: Comerica Bank)		0.09%		10/07/14	10,000,000	10,000,000

California Health Facilities Financing Auth
Health Facility RB (Catholic Healthcare West) 2004 Series K (LOC: Mizuho Bank Ltd)		0.03%		10/07/14	18,000,000	18,000,000

Health Facility RB (Catholic Healthcare West) Series 2011B (LOC: Bank of Montreal)		0.03%		10/07/14	13,450,000	13,450,000

RB (Children’s Hospital of Orange Cnty) Series 2009C (LOC: US Bank, NA)		0.03%		10/07/14	10,700,000	10,700,000

RB (Kaiser Permanente) Series 2006C		0.04%		10/07/14	5,955,000	5,955,000

RB (Kaiser Permanente) Series 2011A,B,C&D (GTY/LIQ: Royal Bank of Canada)	a	0.04%		10/07/14	81,810,000	81,810,000

RB (Memorial Health Services) Series 2013A		0.03%		10/07/14	8,000,000	8,000,000

RB (Memorial Health Services) Series 2013B	b	0.11%		04/28/15	17,500,000	17,500,000

RB (Providence Health & Services) Series 2008C (ESCROW/LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/14	5,020,000	5,020,000

RB (Providence Health & Services) Series 2009B (LIQ: Bank of America, NA)	a	0.05%		10/07/14	9,200,000	9,200,000

RB (Providence Health & Services) Series 2009B,2014A&2014B (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/14	26,780,000	26,780,000

RB (Providence Health & Services) Series 2014A (LIQ: Morgan Stanley Bank NA)	a	0.05%		10/07/14	4,000,000	4,000,000

RB (Scripps Health) Series 2001A (LOC: JPMorgan Chase Bank, NA)		0.03%		10/07/14	700,000	700,000

RB (Scripps Health) Series 2008E (LOC: MUFG Union Bank, NA)		0.03%		10/07/14	20,000,000	20,000,000

RB (Scripps Health) Series 2012B		0.03%		10/07/14	13,225,000	13,225,000

RB (Scripps Health) Series 2012C		0.03%		10/07/14	2,300,000	2,300,000

RB (St. Joseph Health) Series 2009A (LIQ: Deutsche Bank AG)	a	0.07%		10/07/14	11,565,000	11,565,000

 7

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
RB (St. Joseph Health) Series 2009A (LIQ: Royal Bank of Canada)	a	0.04%		10/07/14	11,250,000	11,250,000

RB (Sutter Health) Series 2007A (LIQ: Deutsche Bank AG)	a	0.07%		10/07/14	9,000,000	9,000,000

RB (Sutter Health) Series 2007A (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/14	24,935,000	24,935,000

RB (Sutter Health) Series 2011A&B (LIQ: Deutsche Bank AG)	a	0.07%		10/07/14	23,000,000	23,000,000

RB (Sutter Health) Series 2011B (LIQ: Citibank, NA)	a	0.05%		10/07/14	5,150,000	5,150,000

RB (Sutter Health) Series 2011D (LIQ: Credit Suisse AG)	a	0.04%		10/07/14	6,665,000	6,665,000

RB (Sutter Health) Series 2013A (LIQ: Morgan Stanley Bank NA)	a	0.05%		10/07/14	3,750,000	3,750,000

RB (Sutter Health) Series 2013A (LIQ: Royal Bank of Canada)	a	0.04%		10/07/14	3,330,000	3,330,000

California HFA
Home Mortgage RB Series 2002J (LOC: Fannie Mae; Freddie Mac)		0.04%		10/07/14	15,430,000	15,430,000

Home Mortgage RB Series 2004E (LOC: Fannie Mae; Freddie Mac)		0.04%		10/07/14	645,000	645,000

Home Mortgage RB Series 2007H (LOC: Fannie Mae; Freddie Mac)		0.04%		10/07/14	14,145,000	14,145,000

Home Mortgage RB Series 2007K (LOC: Fannie Mae; Freddie Mac)		0.04%		10/07/14	12,760,000	12,760,000

Home Mortgage RB Series 2008F (LOC: Fannie Mae; Freddie Mac)		0.04%		10/07/14	7,915,000	7,915,000

Limited Obligation M/F RB (Warwick Square Apts) Series 2013B (LOC: Federal Home Loan Bank)		0.04%		10/07/14	12,840,000	12,840,000

California Infrastructure & Economic Development Bank
IDRB (Alegacy Foodservice Products Group & Eagleware Manufacturing) Series 2005 (LOC: Comerica Bank)		0.05%		10/07/14	4,365,000	4,365,000

RB (Asian-American Drug Abuse Program) Series 2008 (LOC: Bank of the West)		0.14%		10/07/14	3,135,000	3,135,000

RB (Casa Loma College) Series 2009 (LOC: Comerica Bank)		0.07%		10/07/14	1,825,000	1,825,000

RB (PG&E) Series 2009D (LOC: Sumitomo Mitsui Banking Corp)		0.01%		10/01/14	1,400,000	1,400,000

RB (St. Margaret’s Episcopal School) Series 2008 (LOC: Federal Home Loan Bank)		0.17%		10/30/14	11,370,000	11,370,000

Refunding RB (PG&E) Series 2009A (LOC: MUFG Union Bank, NA)		0.03%		10/01/14	4,300,000	4,300,000

Refunding RB (PG&E) Series 2009B (LOC: MUFG Union Bank, NA)		0.03%		10/01/14	2,900,000	2,900,000

California Municipal Finance Auth
RB (Westmont College) Series 2010A (LOC: Comerica Bank)		0.06%		10/07/14	12,650,000	12,650,000

Recovery Zone Facility RB (Chevron) Series 2010C		0.02%		10/01/14	1,150,000	1,150,000

California Pollution Control Financing Auth
Pollution Control Refunding RB (PG&E) Series 1996C (LOC: JPMorgan Chase Bank, NA)		0.01%		10/01/14	2,900,000	2,900,000

Pollution Control Refunding RB (PG&E) Series 1996E (LOC: JPMorgan Chase Bank, NA)		0.02%		10/01/14	400,000	400,000

Pollution Control Refunding RB (PG&E) Series 1996F (LOC: JPMorgan Chase Bank, NA)		0.02%		10/01/14	200,000	200,000

Solid Waste Disposal RB (Ag Resources III) Series 2004 (LOC: CoBank, ACB)		0.08%		10/07/14	5,570,000	5,570,000

Solid Waste Disposal RB (Alameda Cnty Industries) Series 2000A (LOC: Bank of the West)		0.10%		10/07/14	3,330,000	3,330,000

Solid Waste Disposal RB (Alameda Cnty Industries) Series 2012 (LOC: Bank of the West)		0.10%		10/07/14	2,570,000	2,570,000

Solid Waste Disposal RB (Atlas Disposal) Series 1999A (LOC: US Bank, NA)		0.08%		10/07/14	4,369,000	4,369,000

8

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Solid Waste Disposal RB (AVI-PGS) Series 2008A (LOC: Wells Fargo Bank, NA)		0.08%		10/07/14	2,625,000	2,625,000

Solid Waste Disposal RB (Bay Counties Waste Services) Series 2011A (LOC: Comerica Bank)		0.09%		10/07/14	5,465,000	5,465,000

Solid Waste Disposal RB (Best Way Disposal) Series 2012 (LOC: Bank of the West)		0.10%		10/07/14	15,600,000	15,600,000

Solid Waste Disposal RB (BLT Enterprises of Fremont) Series 2010 (LOC: MUFG Union Bank, NA)		0.05%		10/07/14	4,815,000	4,815,000

Solid Waste Disposal RB (Burrtec Waste & Recycling Services) Series 2006A (LOC: Bank of America, NA)		0.08%		10/07/14	9,705,000	9,705,000

Solid Waste Disposal RB (Burrtec Waste Group) Series 2006A (LOC: US Bank, NA)		0.08%		10/07/14	11,705,000	11,705,000

Solid Waste Disposal RB (Burrtec Waste Group) Series 2008A (LOC: US Bank, NA)		0.08%		10/07/14	7,505,000	7,505,000

Solid Waste Disposal RB (California Waste Recovery Systems) Series 2012 (LOC: MUFG Union Bank, NA)		0.08%		10/07/14	2,535,000	2,535,000

Solid Waste Disposal RB (California Waste Solutions) Series 2002A (LOC: Cal St Teachers Retirement Sys)		0.08%		10/07/14	4,575,000	4,575,000

Solid Waste Disposal RB (California Waste Solutions) Series 2004A (LOC: Cal St Teachers Retirement Sys)		0.08%		10/07/14	640,000	640,000

Solid Waste Disposal RB (California Waste Solutions) Series 2007A (LOC: Cal St Teachers Retirement Sys)		0.08%		10/07/14	16,175,000	16,175,000

Solid Waste Disposal RB (CR&R) Series 2006A (LOC: JPMorgan Chase Bank, NA)		0.08%		10/07/14	19,600,000	19,600,000

Solid Waste Disposal RB (CR&R) Series 2007A (LOC: JPMorgan Chase Bank, NA)		0.08%		10/07/14	34,615,000	34,615,000

Solid Waste Disposal RB (Crown Disposal) Series 2010A (LOC: MUFG Union Bank, NA)		0.05%		10/07/14	2,825,000	2,825,000

Solid Waste Disposal RB (Desert Properties) Series 2006B (LOC: MUFG Union Bank, NA)		0.08%		10/07/14	1,260,000	1,260,000

Solid Waste Disposal RB (EDCO Disposal) Series 2004A (LOC: Wells Fargo Bank, NA)		0.08%		10/07/14	1,900,000	1,900,000

Solid Waste Disposal RB (EDCO Disposal) Series 2007A (LOC: Wells Fargo Bank, NA)		0.08%		10/07/14	9,340,000	9,340,000

Solid Waste Disposal RB (Garaventa Enterprises) Series 2006A (LOC: Wells Fargo Bank, NA)		0.08%		10/07/14	5,970,000	5,970,000

Solid Waste Disposal RB (Garaventa Enterprises) Series 2008A (LOC: Wells Fargo Bank, NA)		0.08%		10/07/14	8,925,000	8,925,000

Solid Waste Disposal RB (Garden City Sanitation) Series 2009A (LOC: MUFG Union Bank, NA)		0.05%		10/07/14	8,100,000	8,100,000

Solid Waste Disposal RB (Garden City Sanitation) Series 2009B (LOC: MUFG Union Bank, NA)		0.05%		10/07/14	2,920,000	2,920,000

Solid Waste Disposal RB (Garden City Sanitation) Series 2014 (LOC: MUFG Union Bank, NA)		0.08%		10/07/14	3,000,000	3,000,000

Solid Waste Disposal RB (George Borba & Son Dairy) Series 2003 (LOC: Wells Fargo Bank, NA)		0.12%		10/07/14	3,800,000	3,800,000

Solid Waste Disposal RB (GreenWaste of Palo Alto) Series 2008B (LOC: MUFG Union Bank, NA)		0.08%		10/07/14	4,375,000	4,375,000

Solid Waste Disposal RB (GreenWaste Recovery) Series 2006A (LOC: MUFG Union Bank, NA)		0.08%		10/07/14	4,115,000	4,115,000

Solid Waste Disposal RB (J&D Wilson & Sons Dairy) Series 2004 (LOC: CoBank, ACB)		0.07%		10/07/14	2,500,000	2,500,000

Solid Waste Disposal RB (Marin Sanitary Service) Series 2006A (LOC: Comerica Bank)		0.09%		10/07/14	1,500,000	1,500,000

 9

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Solid Waste Disposal RB (Metropolitan Recycling) Series 2000A (LOC: Comerica Bank)		0.09%		10/07/14	1,615,000	1,615,000

Solid Waste Disposal RB (Metropolitan Recycling) Series 2012A (LOC: Comerica Bank)		0.09%		10/07/14	2,825,000	2,825,000

Solid Waste Disposal RB (Mid-Valley Disposal) Series 2006A (LOC: MUFG Union Bank, NA)		0.08%		10/07/14	2,275,000	2,275,000

Solid Waste Disposal RB (Mill Valley Refuse Service) Series 2014 (LOC: Comerica Bank)		0.09%		10/07/14	1,170,000	1,170,000

Solid Waste Disposal RB (Mission Trail Waste Systems) Series 2010A (LOC: Comerica Bank)		0.06%		10/07/14	2,280,000	2,280,000

Solid Waste Disposal RB (Napa Recycling & Waste Services) Series 2005A (LOC: MUFG Union Bank, NA)		0.08%		10/07/14	740,000	740,000

Solid Waste Disposal RB (Northern Recycling & Waste Services) Series 2007A (LOC: MUFG Union Bank, NA)		0.08%		10/07/14	1,405,000	1,405,000

Solid Waste Disposal RB (Orange Ave Disposal) Series 2002A (LOC: Cal St Teachers Retirement Sys)		0.08%		10/07/14	4,550,000	4,550,000

Solid Waste Disposal RB (Rainbow Disposal) Series 2006A (LOC: Comerica Bank)		0.09%		10/07/14	6,910,000	6,910,000

Solid Waste Disposal RB (Ratto Group of Companies) Series 2001A (LOC: MUFG Union Bank, NA)		0.08%		10/07/14	1,500,000	1,500,000

Solid Waste Disposal RB (Ratto Group of Companies) Series 2007A (LOC: MUFG Union Bank, NA)		0.08%		10/07/14	27,800,000	27,800,000

Solid Waste Disposal RB (Ratto Group of Companies) Series 2012 (LOC: MUFG Union Bank, NA)		0.08%		10/07/14	5,500,000	5,500,000

Solid Waste Disposal RB (Recycling Industries) Series 2011 (LOC: Comerica Bank)		0.09%		10/07/14	2,210,000	2,210,000

Solid Waste Disposal RB (Santa Clara Valley Industries) Series 1998A (LOC: Comerica Bank)		0.09%		10/07/14	710,000	710,000

Solid Waste Disposal RB (Sierra Pacific Industries) Series 2014 (LOC: Wells Fargo Bank, NA)		0.08%		10/07/14	10,000,000	10,000,000

Solid Waste Disposal RB (South Bay Recycling) Series 2010B (LOC: MUFG Union Bank, NA)		0.05%		10/07/14	2,140,000	2,140,000

Solid Waste Disposal RB (South Tahoe Refuse) Series 2008A (LOC: MUFG Union Bank, NA)		0.08%		10/07/14	3,645,000	3,645,000

Solid Waste Disposal RB (Talco Plastics) Series 1997A (LOC: US Bank, NA)		0.05%		10/07/14	1,900,000	1,900,000

Solid Waste Disposal RB (Upper Valley Disposal Service) Series 2008A (LOC: MUFG Union Bank, NA)		0.08%		10/07/14	1,320,000	1,320,000

Solid Waste Disposal RB (Valley Vista Services) Series 2007A (LOC: Comerica Bank)		0.09%		10/07/14	2,205,000	2,205,000

Solid Waste Disposal RB (Waste Connections) Series 2007 (LOC: Bank of America, NA)		0.10%		10/07/14	5,400,000	5,400,000

Solid Waste Disposal RB (Zerep Management) Series 2011A (LOC: Comerica Bank)		0.09%		10/07/14	2,810,000	2,810,000

Solid Waste Disposal RB (Zerep Management) Series 2014 (LOC: Comerica Bank)		0.09%		10/07/14	5,240,000	5,240,000

Solid Waste Disposal Refunding RB (MarBorg Industries) Series 2009A (LOC: MUFG Union Bank, NA)		0.05%		10/07/14	2,385,000	2,385,000

California Public Works Board
Lease Refunding RB (Univ of California) Series 2007A (ESCROW/LIQ: Branch Banking & Trust Co)	a	0.04%		10/07/14	8,670,000	8,670,000

Lease Refunding RB (Univ of California) Series 2007C (ESCROW/LIQ: Branch Banking & Trust Co)	a	0.04%		10/07/14	10,965,000	10,965,000

California State Univ
RB Series 2005A (LIQ: Citibank, NA)	a	0.05%		10/07/14	14,260,000	14,260,000

10

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
RB Series 2005C (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.05%		10/07/14	25,765,000	25,765,000

RB Series 2012A (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/14	5,840,000	5,840,000

Systemwide Refunding RB Series 2005A (LIQ: Citibank, NA)	a	0.06%		10/07/14	14,120,000	14,120,000

California Statewide Communities Development Auth
IDRB (RL Group) Series 1998C (LOC: US Bank, NA)		0.11%		10/07/14	1,260,000	1,260,000

M/F Housing RB (Avian Glen Apts) Series 204CC (LOC: Citibank, NA)		0.09%		10/07/14	4,690,000	4,690,000

M/F Housing RB (Campus Pointe Apts) Series 2008J (LOC: Federal Home Loan Bank)		0.04%		10/07/14	12,100,000	12,100,000

M/F Housing RB (Charter Court Apts) Series 2008L (LOC: Freddie Mac)		0.05%		10/07/14	10,125,000	10,125,000

M/F Housing RB (Creekside at Meadow Park Apts) Series 2002HH (LOC: Fannie Mae)		0.06%		10/07/14	8,595,000	8,595,000

M/F Housing RB (Crossings West Apts) Series 2009E (LOC: Freddie Mac)		0.05%		10/07/14	15,000,000	15,000,000

M/F Housing RB (Cypress Villa Apts) Series 2000F (LOC: Fannie Mae)		0.08%		10/07/14	4,725,000	4,725,000

M/F Housing RB (Dublin Ranch Sr Apts) Series 2003OO (LOC: Fannie Mae)		0.06%		10/07/14	29,990,000	29,990,000

M/F Housing RB (Dublin Ranch Sr Apts) Series 2006G (LOC: Fannie Mae)		0.06%		10/07/14	5,010,000	5,010,000

M/F Housing RB (Emerald Gardens Apts) Series 2000E (LOC: Fannie Mae)		0.06%		10/07/14	7,320,000	7,320,000

M/F Housing RB (Fairway Family Apts) Series 2003PP (LOC: Fannie Mae)		0.06%		10/07/14	10,000,000	10,000,000

M/F Housing RB (Fairway Family Apts) Series 2006H (LOC: Fannie Mae)		0.06%		10/07/14	7,000,000	7,000,000

M/F Housing RB (Heritage II Apts) Series 2014G (LOC: Federal Home Loan Bank)		0.03%		10/07/14	7,100,000	7,100,000

M/F Housing RB (Heritage Oaks Apts) Series 2004YY (LOC: Fannie Mae)		0.06%		10/07/14	6,900,000	6,900,000

M/F Housing RB (Las Flores Village Apts) Series 2004JJ (LOC: Freddie Mac)		0.04%		10/07/14	13,500,000	13,500,000

M/F Housing RB (Laurel Park Sr Apts) Series 2002H (LOC: Freddie Mac)		0.06%		10/07/14	5,500,000	5,500,000

M/F Housing RB (Martin Luther Tower) Series 2005D (LOC: Fannie Mae)		0.06%		10/07/14	7,250,000	7,250,000

M/F Housing RB (Oak Center Towers) Series 2005L (LOC: Fannie Mae)		0.07%		10/07/14	3,520,000	3,520,000

M/F Housing RB (Oakmont of Concord) Series 2002Q (LOC: Fannie Mae)		0.06%		10/07/14	16,650,000	16,650,000

M/F Housing RB (Park David Sr Apts) Series 1999D (LOC: Fannie Mae)		0.05%		10/07/14	8,220,000	8,220,000

M/F Housing RB (Plaza Club Apts) Series 1997A (LOC: Fannie Mae)		0.06%		10/07/14	14,790,000	14,790,000

M/F Housing RB (Rancho Santa Fe Village Apts) Series 2004EE (LOC: Freddie Mac)		0.04%		10/07/14	12,300,000	12,300,000

M/F Housing RB (Sagewood At Stonebridge Estates) Series 2005CC (LOC: Fannie Mae)		0.05%		10/07/14	9,100,000	9,100,000

M/F Housing Refunding RB (Arbor Ridge Apts) Series 2008B (LOC: Freddie Mac)		0.06%		10/07/14	16,405,000	16,405,000

M/F Housing Refunding RB (Brandon Place Apts) Series 2006D (LOC: Fannie Mae)		0.05%		10/07/14	6,070,000	6,070,000

 11

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
M/F Housing Refunding RB (Kelvin Court) Series 2012B (LOC: Fannie Mae)		0.06%		10/07/14	12,750,000	12,750,000

M/F Housing Refunding RB (Mariners Pointe Apts) Series 2006A (LOC: Fannie Mae)		0.03%		10/07/14	6,500,000	6,500,000

M/F Housing Refunding RB (The Alexandria) Series 2013A (LOC: Federal Home Loan Bank)		0.04%		10/07/14	17,000,000	17,000,000

RB (Cottage Health) Series 2010 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.05%		10/07/14	36,045,000	36,045,000

RB (John Muir Health) Series 2008C (LOC: Wells Fargo Bank, NA)		0.03%		10/01/14	500,000	500,000

RB (Kaiser Permanente) Series 2003B		0.04%		10/07/14	3,800,000	3,800,000

RB (Kaiser Permanente) Series 2004L		0.03%		10/07/14	1,900,000	1,900,000

RB (Kaiser Permanente) Series 2006B (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.05%		10/07/14	4,950,000	4,950,000

RB (Plan Nine Partners) Series 2005A (LOC: MUFG Union Bank, NA)		0.07%		10/07/14	5,300,000	5,300,000

RB (Sutter Health) Series 2005C (LIQ: Citibank, NA)	a	0.06%		10/07/14	6,300,000	6,300,000

RB (Sutter Health) Series 2011D (LIQ: Deutsche Bank AG)	a	0.06%		10/07/14	10,125,000	10,125,000

Refunding RB (Trinity Health) Series 2011CA (LIQ: Citibank, NA)	a	0.04%		10/07/14	2,175,000	2,175,000

Chino Basin Regional Financing Auth
RB Series 2008A (LIQ: Deutsche Bank AG)	a	0.06%		10/07/14	7,995,000	7,995,000

Coast CCD
GO Bonds Series 2006B (LIQ: Wells Fargo & Co)	a	0.04%		10/07/14	13,115,000	13,115,000

Contra Costa CCD
GO Bonds Series 2013 (LIQ: Citibank, NA)	a	0.05%		10/07/14	7,800,000	7,800,000

GO Bonds Series 2013 (LIQ: State Street Bank & Trust Company, NA)	a	0.04%		10/07/14	7,500,000	7,500,000

Contra Costa Cnty
M/F Housing RB (Creekview Apts) Series 2003B (LOC: Freddie Mac)		0.05%		10/07/14	32,200,000	32,200,000

Cypress Elementary SD
GO Bonds Series B1 (LIQ: Deutsche Bank AG)	a	0.07%		10/07/14	10,725,000	10,725,000

Dublin Housing Auth
M/F Housing RB (Park Sierra) Series 1998A (LOC: Freddie Mac)		0.07%		10/07/14	28,700,000	28,700,000

East Bay Municipal Utility District
Water System Refunding RB Series 2008A2 (LIQ: US Bank, NA)	b	0.03%		10/07/14	260,000	260,000

Water System Refunding RB Series 2008A4 (LIQ: Wells Fargo Bank, NA)		0.03%		10/07/14	1,685,000	1,685,000

Water System Sub RB Series 2005A (LIQ: Citibank, NA)	a	0.05%		10/07/14	35,000,000	35,000,000

Water System Sub Refunding RB Series 2012A (LIQ: Citibank, NA)	a	0.05%		10/07/14	49,500,000	49,500,000

Eastern Municipal Water District
Refunding Water & Sewer RB Series 2012A		0.05%	10/02/14	05/22/15	17,500,000	17,500,000

Elsinore Valley Municipal Water District
COP Series 2007A (GTY/LIQ: US Bank, NA)	a	0.04%		10/07/14	25,595,000	25,595,000

Refunding COP Series 2011A (LOC: MUFG Union Bank, NA)		0.05%		10/07/14	15,270,000	15,270,000

Emeryville Redevelopment Agency
M/F Housing RB (Bay St Apts) Series 2002A (LOC: Fannie Mae)		0.06%		10/07/14	57,715,000	57,715,000

Escondido
M/F Housing RB (Via Roble Apts) Series 2003A (LOC: Fannie Mae)		0.07%		10/07/14	6,900,000	6,900,000

Escondido USD
GO Bonds Series 2009B (LIQ: Deutsche Bank AG)	a	0.09%		10/07/14	26,000,000	26,000,000

12

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Foothill-DeAnza CCD
GO Bonds Series A (LIQ: Deutsche Bank AG)	a	0.08%		10/07/14	10,546,000	10,546,000

GO Bonds Series C (LIQ: Branch Banking & Trust Co)	a	0.05%		10/07/14	27,600,000	27,600,000

GO Bonds Series C (LIQ: Citibank, NA)	a	0.04%		10/07/14	4,500,000	4,500,000

Golden State Tobacco Securitization Corp
Enhanced Tobacco Settlement Asset-Backed Bonds Series 2005A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.08%		10/07/14	9,900,000	9,900,000

Grossmont Healthcare District
GO Bonds Series 2011B (LIQ: Credit Suisse AG)	a	0.04%		10/07/14	8,200,000	8,200,000

Grossmont UHSD
GO Bonds Series 2008 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		10/07/14	6,545,000	6,545,000

GO Bonds Series 2009A (LIQ: Citibank, NA)	a	0.05%		10/07/14	7,525,000	7,525,000

Hayward
M/F Housing RB (Lord Tennyson Apts) Series 2005A (LOC: Freddie Mac)		0.04%		10/07/14	13,915,000	13,915,000

M/F Housing RB (Timbers Apts) Series 1998A (LOC: Fannie Mae)		0.06%		10/07/14	9,500,000	9,500,000

Huntington Beach
M/F Housing RB (Five Points Seniors) Series 1991A (LOC: Fannie Mae)		0.06%		10/07/14	7,000,000	7,000,000

Irvine
Limited Obligation Bonds (Reassessment District No. 04-20) Series A (LOC: Sumitomo Mitsui Banking Corp)		0.03%		10/07/14	24,300,000	24,300,000

Irvine Ranch Water District
Refunding Bonds Series 2011A1		0.05%	10/02/14	03/12/15	14,540,000	14,540,000

Refunding Bonds Series 2011A2		0.05%	10/02/14	03/12/15	10,000,000	10,000,000

Irvine USD Community Facilities District No. 09-1
Special Tax Bonds Series 2012B (LOC: Bank of America, NA)		0.05%		10/01/14	2,000,000	2,000,000

Kings Cnty Housing Auth
M/F Housing Refunding RB (Edgewater Isle Apts) Series 2001A (LOC: Fannie Mae)		0.04%		10/07/14	2,150,000	2,150,000

Long Beach CCD
GO Bonds Series 2008A (LIQ: Deutsche Bank AG)	a	0.08%		10/07/14	5,854,000	5,854,000

Long Beach USD
GO Bonds Series A (LIQ: Deutsche Bank AG)	a	0.07%		10/07/14	6,665,000	6,665,000

GO Refunding Bonds 2012 (LIQ: Credit Suisse AG)	a	0.04%		10/07/14	7,750,000	7,750,000

Los Angeles
M/F Housing Refunding RB (Asbury Apts) Series 2003A (LOC: Citibank, NA)		0.10%		10/07/14	4,760,000	4,760,000

Wastewater System Refunding RB Series 2005A (ESCROW/LIQ: Citibank, NA)	a	0.05%		10/07/14	10,730,000	10,730,000

Wastewater System Refunding RB Series 2005A (ESCROW/LIQ: Citibank, NA)	a	0.06%		10/07/14	3,750,000	3,750,000

Wastewater System Refunding RB Series 2005A (LIQ: Citibank, NA)	a	0.07%		10/07/14	2,785,000	2,785,000

Wastewater System Sub Refunding RB Series 2012B (LIQ: Credit Suisse AG)	a	0.04%		10/07/14	6,665,000	6,665,000

Los Angeles CCD
GO Bonds Series 2007A (LIQ: Citibank, NA)	a	0.07%		10/07/14	3,000,000	3,000,000

GO Bonds Series 2007A (LIQ: JPMorgan Chase Bank, NA)	a	0.06%		10/07/14	8,270,000	8,270,000

GO Bonds Series 2007A (LIQ: Morgan Stanley Bank NA)	a	0.05%		10/07/14	5,225,000	5,225,000

GO Bonds Series 2008F1 (LIQ: JPMorgan Chase Bank, NA)	a	0.06%		10/07/14	6,665,000	6,665,000

 13

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Los Angeles Cnty Housing Auth
M/F Housing RB (Canyon Country Villas) Series 1985H (LOC: Freddie Mac)		0.03%		10/07/14	11,000,000	11,000,000

M/F Housing RB (Castaic Sr Apts) Series 2003C (LOC: Fannie Mae)		0.06%		10/07/14	9,300,000	9,300,000

M/F Housing Refunding RB (Diamond Park Apts) Series 2010B (LOC: Freddie Mac)		0.05%		10/07/14	14,200,000	14,200,000

M/F Housing Refunding RB (Sand Canyon Villas) Series 2010C (LOC: Freddie Mac)		0.05%		10/07/14	17,000,000	17,000,000

Los Angeles Community Redevelopment Agency
M/F Housing RB (Academy Village Apts) Series 1989A (LOC: Freddie Mac)		0.04%		10/07/14	8,300,000	8,300,000

M/F Housing RB Series 2001A (LOC: Fannie Mae)		0.06%		10/07/14	3,955,000	3,955,000

Los Angeles Dept of Airports
Airport Sr RB Series 2008A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/14	19,295,000	19,295,000

Airport Sr RB Series 2008A (LIQ: Morgan Stanley Bank NA)	a	0.11%		10/07/14	13,475,000	13,475,000

Airport Sr RB Series 2010A (LIQ: Bank of America, NA)	a	0.04%		10/07/14	10,095,000	10,095,000

Airport Sr RB Series 2010A (LIQ: Barclays Bank Plc)	a	0.04%		10/07/14	5,085,000	5,085,000

Airport Sr RB Series 2010A (LIQ: Royal Bank of Canada)	a	0.04%		10/07/14	8,665,000	8,665,000

Airport Sr RB Series 2010A&D (LIQ: Barclays Bank Plc)	a	0.04%		10/07/14	6,630,000	6,630,000

Airport Sr RB Series 2010D (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/14	6,665,000	6,665,000

Airport Sr RB Series 2012B (LIQ: Morgan Stanley Bank NA)	a	0.05%		10/07/14	2,500,000	2,500,000

Los Angeles Dept of Water & Power
Power System RB Series 2002A1 (LIQ: Bank of America, NA)		0.05%		10/07/14	10,000,000	10,000,000

Power System RB Series 2002A4 (LIQ: Bank of America, NA)		0.04%		10/07/14	12,300,000	12,300,000

Power System RB Series 2002A5 (LIQ: Citibank, NA)		0.03%		10/07/14	5,000,000	5,000,000

Power System RB Series 2002A6 (LIQ: Bank of America, NA)		0.04%		10/07/14	11,100,000	11,100,000

Power System RB Series 2005A		0.06%		10/07/14	15,430,000	15,430,000

Power System RB Series 2005A1 (LIQ: Citibank, NA)	a	0.05%		10/07/14	37,220,000	37,220,000

Power System RB Series 2005A1 (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/14	7,545,000	7,545,000

Power System RB Series 2007A1 (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/14	14,855,000	14,855,000

Power System RB Series 2007A2 (LIQ: Citibank, NA)	a	0.06%		10/07/14	8,085,000	8,085,000

Power System RB Series 2012B (LIQ: Credit Suisse AG)	a	0.04%		10/07/14	13,485,000	13,485,000

Power System RB Series 2013B (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/14	2,500,000	2,500,000

Water System RB Series 2006A (LIQ: Citibank, NA)	a	0.05%		10/07/14	35,110,000	35,110,000

Water System RB Series 2006A1 (LIQ: Citibank, NA)	a	0.05%		10/07/14	17,500,000	17,500,000

Water System RB Series 2011A (LIQ: State Street Bank & Trust Company, NA)	a	0.04%		10/07/14	17,565,000	17,565,000

Water System RB Series 2011B2 (LIQ: Royal Bank of Canada)		0.02%		10/01/14	600,000	600,000

Water System RB Series 2012A (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/14	3,665,000	3,665,000

Water System RB Series 2012A (LIQ: Royal Bank of Canada)	a	0.04%		10/07/14	12,000,000	12,000,000

Water System RB Series 2012B (LIQ: Citibank, NA)	a	0.05%		10/07/14	6,200,000	6,200,000

Water System RB Series 2012B (LIQ: Morgan Stanley Bank NA)	a	0.05%		10/07/14	10,900,000	10,900,000

Water System RB Series 2012B (LIQ: Royal Bank of Canada)	a	0.04%		10/07/14	5,000,000	5,000,000

Los Angeles Harbor Dept
Refunding RB Series 2006B (LIQ: Citibank, NA)	a	0.09%		10/07/14	16,120,000	16,120,000

Los Angeles IDA
IDRB (KH Enterprises) Series 2008 (LOC: Bank of the West)		0.18%		10/07/14	1,455,000	1,455,000

14

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
RB (AAA Packing & Shipping) Series 2000 (LOC: Wells Fargo Bank, NA)		0.06%		10/07/14	3,000,000	3,000,000

Los Angeles USD
GO Bonds Series 2005E (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/14	13,435,000	13,435,000

GO Bonds Series 2007B & Refunding Series 2007B (LIQ: State Street Bank & Trust Company, NA)	a	0.04%		10/07/14	7,290,000	7,290,000

GO Bonds Series 2009I (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/14	6,890,000	6,890,000

Marin Cnty
COP Series 2010 (LIQ: Wells Fargo Bank, NA)	a	0.05%		10/07/14	11,015,000	11,015,000

Monterey Peninsula Water Management District
COP (Wastewater Reclamation) Series 1992 (LOC: Wells Fargo Bank, NA)		0.06%		10/07/14	1,450,000	1,450,000

Mt. Diablo USD
GO Bonds Series 2010A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.05%		10/07/14	18,630,000	18,630,000

Newport-Mesa USD
GO Bonds Series 2007 (LIQ: Deutsche Bank AG)	a	0.10%		10/07/14	9,800,000	9,800,000

GO Bonds Series 2011 (LIQ: Wells Fargo Bank, NA)	a	0.05%		10/07/14	7,425,000	7,425,000

Orange Cnty
Airport RB Series 2009B (LIQ: Morgan Stanley Bank NA)	a	0.05%		10/07/14	6,520,000	6,520,000

Apartment Development Refunding RB (Riverbend Apts) 1999B (LOC: Freddie Mac)		0.05%		10/07/14	6,500,000	6,500,000

Orange Cnty Housing Auth
RB (Lantern Pines Apts) Series 1985CC (LOC: Fannie Mae)		0.05%		10/07/14	4,895,000	4,895,000

Refunding RB (Villa La Paz) Series 1998F (LOC: Fannie Mae)		0.04%		10/07/14	9,900,000	9,900,000

Oxnard Financing Auth
Lease RB Series 2003B (LOC: MUFG Union Bank, NA)		0.03%		10/07/14	10,725,000	10,725,000

Lease RB Series 2006 (LOC: MUFG Union Bank, NA)		0.03%		10/07/14	20,285,000	20,285,000

Wastewater RB Series 2004B (LOC: MUFG Union Bank, NA)		0.03%		10/07/14	18,710,000	18,710,000

Palomar CCD
GO Bonds Series 2006B (GTY/LIQ: Wells Fargo Bank, NA)	a	0.05%		10/07/14	18,930,000	18,930,000

Pasadena
Refunding COP Series 2008A (LOC: Bank of America, NA)		0.04%		10/07/14	13,600,000	13,600,000

Petaluma
M/F Housing RB (Oakmont) Series 1996A (LOC: US Bank, NA)		0.08%		10/07/14	2,550,000	2,550,000

Pinole Redevelopment Agency
M/F Housing RB (East Bluff Apts) Series 1998A (LOC: Comerica Bank)		0.10%		10/07/14	4,959,000	4,959,000

Pittsburg Public Financing Auth
Water Refunding RB Series 2008 (LOC: Bank of the West)		0.05%		10/07/14	7,670,000	7,670,000

Placentia-Yorba Linda USD
GO Bonds Series 2008B (LIQ: Wells Fargo & Co)	a	0.05%		10/07/14	27,750,000	27,750,000

Placer Cnty Water Agency
Second Sr Water Revenue COP Series 2007 (GTY/LIQ: Wells Fargo & Co)	a	0.05%		10/07/14	15,555,000	15,555,000

Pleasanton
M/F Housing RB (Busch Sr Housing) Series 2003A (LOC: Fannie Mae)		0.06%		10/07/14	13,360,000	13,360,000

Pomona Public Financing Auth
Water Facilities RB Series 2007AY (GTY/LIQ: US Bank, NA)	a	0.04%		10/07/14	8,845,000	8,845,000

Poway USD
GO Bonds Series 2008B (LIQ: Morgan Stanley Bank NA)	a	0.05%		10/07/14	10,000,000	10,000,000

Redondo Beach Redevelopment Agency
M/F Housing Refunding RB (Heritage Pointe Apts) Series 2004A (LOC: Fannie Mae)		0.06%		10/07/14	10,890,000	10,890,000

 15

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Richmond
Wastewater Refunding RB Series 2008A (LOC: MUFG Union Bank, NA)		0.03%		10/07/14	7,000,000	7,000,000

Riverside
Electric Refunding RB Series 2008A (LOC: Barclays Bank Plc)		0.03%		10/07/14	20,000,000	20,000,000

Riverside CCD
GO Bonds Series 2007C (LIQ: Bank of America, NA)	a	0.12%		10/07/14	5,940,000	5,940,000

Riverside Cnty Transportation Commission
Limited Sales Tax RB Series 2009A (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.03%		10/07/14	10,000,000	10,000,000

Limited Sales Tax RB Series 2009B (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.04%		10/07/14	26,210,000	26,210,000

Limited Sales Tax RB Series 2009C (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.04%		10/07/14	11,265,000	11,265,000

Limited Sales Tax RB Series 2013A (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/14	6,365,000	6,365,000

Sales Tax RB Series 2013A (LIQ: Citibank, NA)	a	0.05%		10/07/14	1,675,000	1,675,000

Sales Tax RB Series 2013A (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/14	1,875,000	1,875,000

Roseville Jt UHSD
GO Bonds Series C (LIQ: Deutsche Bank AG)	a	0.11%		10/07/14	8,605,000	8,605,000

Sacramento Cnty Housing Auth
M/F Housing RB (Ashford Heights Apts) Series 2006H (LOC: Fannie Mae)		0.06%		10/07/14	12,255,000	12,255,000

M/F Housing RB (Carlton Plaza Sr Apts) Series 2003E (LOC: Fannie Mae)		0.06%		10/07/14	14,000,000	14,000,000

M/F Housing RB (Hastings Park Apts) Series 2004G (LOC: Fannie Mae)		0.06%		10/07/14	16,500,000	16,500,000

M/F Housing RB (Logan Park Apts) Series 2007E (LOC: Freddie Mac)		0.05%		10/07/14	24,000,000	24,000,000

M/F Housing Refunding RB (Chesapeake Commons Apts) Series 2001C (LOC: Fannie Mae)		0.05%		10/07/14	16,715,000	16,715,000

Sacramento Cnty Sanitation District Financing Auth
Sub Lien Refunding RB Series 2013A (GTY/LIQ: Royal Bank of Canada)	a	0.04%		10/07/14	29,945,000	29,945,000

Sacramento Housing Auth
M/F Housing RB (Atrium Court Apts) 2002G (LOC: Fannie Mae)		0.05%		10/07/14	17,200,000	17,200,000

M/F Housing RB (Greenfair Apts) Series 2000G (LOC: Citibank, NA)		0.09%		10/07/14	9,500,000	9,500,000

M/F Housing RB (Hurley Creek Sr Apts) Series 2006E (LOC: Freddie Mac)		0.06%		10/07/14	10,265,000	10,265,000

M/F Housing RB (St. Anton Building Apts) Series 2003I (LOC: Fannie Mae)		0.06%		10/07/14	8,000,000	8,000,000

M/F Housing RB (Valencia Point Apts) Series 2006I (LOC: Fannie Mae)		0.06%		10/07/14	5,150,000	5,150,000

Sacramento Municipal Utility District
Sub Electric Refunding RB Series 2008J (LOC: Bank of America, NA)		0.04%		10/07/14	3,000,000	3,000,000

Sub Electric Refunding RB Series 2008K (LOC: Bank of America, NA)		0.03%		10/07/14	23,550,000	23,550,000

Sacramento Suburban Water District
Refunding Revenue COP Series 2009A (LOC: Sumitomo Mitsui Banking Corp)		0.05%		10/07/14	6,000,000	6,000,000

San Bernardino CCD
GO Bonds Series B (LIQ: Wells Fargo & Co)	a	0.05%		10/07/14	23,700,000	23,700,000

GO Bonds Series C (LIQ: Citibank, NA)	a	0.24%		10/07/14	7,500,000	7,500,000

16

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
GO Bonds Series C (LIQ: JPMorgan Chase Bank, NA)	a	0.10%		10/07/14	12,660,000	12,660,000

GO Refunding Bonds Series 2013A (LIQ: Credit Suisse AG)	a	0.04%		10/07/14	8,000,000	8,000,000

San Bernardino Cnty Transportation Auth
Sales Tax RB Series 2014A (LIQ: Citibank, NA)	a	0.05%		10/07/14	8,300,000	8,300,000

San Diego CCD
GO Bonds Series 2007 (LIQ: JPMorgan Chase Bank, NA)	a	0.06%		10/07/14	4,000,000	4,000,000

GO Bonds Series 2009 (LIQ: Citibank, NA)	a	0.06%		10/07/14	3,125,000	3,125,000

GO Bonds Series 2009 (LIQ: Wells Fargo & Co)	a	0.05%		10/07/14	14,870,000	14,870,000

GO Bonds Series 2011 (LIQ: Deutsche Bank AG)	a	0.08%		10/07/14	6,000,000	6,000,000

San Diego Cnty
COP (San Diego Jewish Academy) Series 2003 (LOC: Comerica Bank)		0.04%		10/07/14	5,975,000	5,975,000

San Diego Cnty Regional Transportation Commission
Limited Sales Tax RB Series 2008B (LIQ: JPMorgan Chase Bank, NA)		0.04%		10/07/14	61,310,000	61,310,000

San Diego Cnty Water Auth
Water Revenue COP Series 2008A (LIQ: Citibank, NA)	a	0.04%		10/07/14	33,580,000	33,580,000

Water Revenue COP Series 2008A (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/14	5,810,000	5,810,000

San Diego Housing Auth
M/F Housing RB (Hillside Garden Apts) Series 2004B (LOC: Fannie Mae)		0.07%		10/07/14	13,000,000	13,000,000

M/F Mortgage Refunding RB (Creekside Villa Apts) Series 1999B (LOC: Fannie Mae)		0.05%		10/07/14	5,635,000	5,635,000

San Diego Public Facilities Financing Auth
Sr Sewer RB Series 2009A (GTY/LIQ: Wells Fargo & Co)	a	0.05%		10/07/14	20,085,000	20,085,000

San Diego USD
GO Refunding Bonds Series 2012R2 (LIQ: Deutsche Bank AG)	a	0.05%		10/07/14	52,690,000	52,690,000

San Francisco
GO Bonds Series 2009A (LIQ: Wells Fargo & Co)	a	0.05%		10/07/14	38,745,000	38,745,000

Refunding COP Series 2010A (LIQ: Morgan Stanley Bank NA)	a	0.06%		10/07/14	3,325,000	3,325,000

San Francisco Airport Commission
Refunding RB Second Series 36C (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.03%		10/07/14	13,570,000	13,570,000

Second Series Refunding RB Series 2011C (GTY/LIQ: Wells Fargo Bank, NA)	a	0.10%		10/07/14	13,040,000	13,040,000

Second Series Refunding RB Series 36A (LOC: US Bank, NA)		0.03%		10/07/14	25,000,000	25,000,000

San Francisco Bay Area Rapid Transit District
Sales Tax Refunding RB Series 2005A (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/14	6,360,000	6,360,000

Sales Tax Refunding RB Series 2006A (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/14	6,125,000	6,125,000

San Francisco Housing Auth
M/F Housing Refunding RB (Valencia Gardens) Series 2004 (LOC: Citibank, NA)		0.06%		10/07/14	6,890,000	6,890,000

San Francisco Public Utilities Commission
Water RB 2011 & 2012A (LIQ: State Street Bank & Trust Company, NA)	a	0.05%		10/07/14	4,555,000	4,555,000

Water RB 2012A (LIQ: Morgan Stanley Bank NA)	a	0.05%		10/07/14	5,000,000	5,000,000

San Francisco Redevelopment Agency
M/F Housing Refunding RB (Fillmore Center) Series 1992A1 (LOC: Freddie Mac)		0.05%		10/07/14	30,100,000	30,100,000

M/F Housing Refunding RB (Fillmore Center) Series 1992A2 (LOC: Freddie Mac)		0.06%		10/07/14	3,750,000	3,750,000

 17

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
San Joaquin Cnty Public Facilities Financing Corp
COP Series 2007 (GTY/LIQ: US Bank, NA)	a	0.04%		10/07/14	40,725,000	40,725,000

San Jose
M/F Housing RB (Pollard Plaza Apts) Series 2002D (LOC: Freddie Mac)		0.05%		10/07/14	6,595,000	6,595,000

M/F Housing RB (Villa Monterey Apts) Series 2002F (LOC: Fannie Mae)		0.04%		10/07/14	2,000,000	2,000,000

San Jose-Evergreen CCD
GO Bonds Series A (LIQ: Citibank, NA)	a	0.05%		10/07/14	3,980,000	3,980,000

San Marcos Redevelopment Agency
M/F Housing RB (Grandon Village) Series 2002A (LOC: Freddie Mac)		0.04%		10/07/14	13,390,000	13,390,000

San Marcos USD
GO Bonds Series C (LIQ: Morgan Stanley Bank NA)	a	0.05%		10/07/14	6,665,000	6,665,000

San Mateo Cnty CCD
GO Bonds Series 2005B&2006A (LIQ: Wells Fargo & Co)	a	0.04%		10/07/14	18,325,000	18,325,000

San Mateo Cnty Jt Powers Financing Auth
Lease Refunding RB Series 2013A (LIQ: Barclays Bank Plc)	a	0.04%		10/07/14	10,815,000	10,815,000

Santa Clara Cnty Financing Auth
Refunding Lease RB Series 2007K (GTY/LIQ: US Bank, NA)	a	0.04%		10/07/14	47,130,000	47,130,000

Santa Clara Cnty Housing Auth
M/F Housing RB (Monte Vista Terrace Apts) Series 2005C (LOC: MUFG Union Bank, NA)		0.09%		10/07/14	8,729,000	8,729,000

M/F Housing Refunding RB (Willows Apts) Series 2005A (LOC: MUFG Union Bank, NA)		0.09%		10/07/14	4,045,000	4,045,000

Santa Clara Valley Transportation Auth
Sales Tax Refunding RB Series 2007A (LIQ: Citibank, NA)	a	0.04%		10/07/14	2,500,000	2,500,000

Sales Tax Refunding RB Series 2008D (LIQ: Sumitomo Mitsui Banking Corp)		0.04%		10/07/14	8,000,000	8,000,000

Sausalito
M/F Housing RB (Rotary Village) Series 2003 (LOC: Bank of the West)		0.10%		10/07/14	1,990,000	1,990,000

Southern California Metropolitan Water District
Water RB Series 2005C (LIQ: Citibank, NA)	a	0.05%		10/07/14	24,750,000	24,750,000

Water RB Series 2006A (LIQ: Bank of America, NA)	a	0.06%		10/07/14	9,300,000	9,300,000

Water RB Series 2006A (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/14	5,590,000	5,590,000

Water Refunding RB Series 2009A2		0.05%	10/02/14	02/09/15	55,000,000	55,000,000

Water Refunding RB Series 2011A1		0.06%	10/02/14	01/16/15	23,940,000	23,940,000

Water Refunding RB Series 2011A2		0.19%	10/02/14	05/01/15	8,850,000	8,851,859

Water Refunding RB Series 2011A3		0.06%	10/02/14	01/16/15	31,135,000	31,135,000

Water Refunding RB Series 2013E		0.06%	10/02/14	06/05/15	52,000,000	52,000,000

Water Refunding RB Series 2014D		0.03%		10/07/14	10,000,000	10,000,000

Southern California Public Power Auth
Refunding RB (Palo Verde) Series 2008A (LOC: Barclays Bank Plc)		0.05%		10/07/14	13,000,000	13,000,000

Refunding RB (Palo Verde) Series 2008B (LOC: Barclays Bank Plc)		0.05%		10/07/14	3,100,000	3,100,000

Univ of California
General RB Series 2007J (LIQ: Citibank, NA)	a	0.05%		10/01/14	1,400,000	1,400,000

General RB Series 2007J (LIQ: Citibank, NA)	a	0.04%		10/07/14	9,550,000	9,550,000

General RB Series 2008L (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/14	4,800,000	4,800,000

General RB Series 2009O (LIQ: Citibank, NA)	a	0.04%		10/07/14	3,500,000	3,500,000

General RB Series 2009Q (LIQ: Barclays Bank Plc)	a	0.04%		10/07/14	6,665,000	6,665,000

18

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
General RB Series 2013AF (LIQ: Deutsche Bank AG)	a	0.05%		10/07/14	7,500,000	7,500,000

General RB Series 2013AF (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/14	6,500,000	6,500,000

General RB Series 2013AI (LIQ: State Street Bank & Trust Company, NA)	a	0.04%		10/07/14	10,665,000	10,665,000

General RB Series 2014AM (LIQ: Morgan Stanley Bank NA)	a	0.05%		10/07/14	7,600,000	7,600,000

Limited Project RB Series 2007D (LIQ: Citibank, NA)	a	0.05%		10/01/14	3,000,000	3,000,000

Limited RB Series 2012G (LIQ: Morgan Stanley Bank NA)	a	0.05%		10/07/14	4,695,000	4,695,000

Medical Center Pooled RB Series 2007C2 (LIQ: State Street Bank & Trust Company, NA)	a	0.04%		10/07/14	20,750,000	20,750,000

Medical Center Pooled RB Series 2007C2 (LIQ: Wells Fargo & Co)	a	0.05%		10/07/14	13,615,000	13,615,000

Medical Center Pooled RB Series 2013J (LIQ: Barclays Bank Plc)	a	0.04%		10/07/14	24,950,000	24,950,000

Medical Center Pooled RB Series 2013J (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/14	15,505,000	15,505,000

Victor Valley CCD
GO Bonds Series C (LIQ: Wells Fargo & Co)	a	0.15%		07/09/15	8,885,000	8,885,000

Westminster Redevelopment Agency
M/F Housing RB (Brookhurst Royal) Series 2000A (LOC: MUFG Union Bank, NA)		0.10%		10/07/14	5,605,000	5,605,000

Whittier UHSD
GO Bonds Series 2009A (GTY/LIQ: Wells Fargo & Co)	a	0.05%		10/07/14	13,055,000	13,055,000

William S. Hart UHSD
GO Bonds Series A (GTY/LIQ: Wells Fargo & Co)	a	0.07%		10/07/14	31,505,000	31,505,000

GO Bonds Series B (GTY/LIQ: Wells Fargo Bank, NA)	a	0.05%		10/07/14	7,070,000	7,070,000

Yosemite CCD
GO Bonds Series 2008C (LIQ: Bank of America, NA)	a	0.07%		10/07/14	8,000,000	8,000,000

GO Bonds Series 2010D (LIQ: Deutsche Bank AG)	a	0.10%		10/07/14	27,675,000	27,675,000

						4,128,966,015

Other Investments 2.5%
Nuveen California AMT-Free Municipal Income Fund
Variable Rate Demand Preferred Shares Series 5 (GTY/LIQ: Morgan Stanley Bank NA)	a	0.19%		10/07/14	50,300,000	50,300,000

Nuveen California Dividend Advantage Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Morgan Stanley Bank NA)	a	0.19%		10/07/14	55,000,000	55,000,000

Variable Rate Demand Preferred Shares Series 4 (GTY/LIQ: Royal Bank of Canada)	a	0.12%		10/07/14	5,600,000	5,600,000

Variable Rate Demand Preferred Shares Series 6 (GTY/LIQ: Citibank, NA)	a	0.11%		10/07/14	19,300,000	19,300,000

Nuveen California Dividend Advantage Municipal Fund 2
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Royal Bank of Canada)	a	0.14%		10/07/14	38,000,000	38,000,000

						168,200,000

Total Variable-Rate Securities
(Cost $4,297,166,015)						4,297,166,015

End of Investments.

At 09/30/14, the tax basis cost of the fund’s investments was $6,808,922,935.

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,527,137,156 or 37.1% of net assets.
b	Illiquid security. At the period end, the value of these amounted to $17,760,000 or 0.3% of net assets.

 19

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
ULT —	Unlimited tax
USD —	Unified school district

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

20

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2014, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2014.

REG47704SEP14

 21

The Charles Schwab Family of Funds
Schwab Municipal Money Fund™

Portfolio Holdings as of September 30, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

27.6%	Fixed-Rate Securities	3,616,680,333	3,616,680,333
72.5%	Variable-Rate Securities	9,512,526,573	9,512,526,573

100.1%	Total Investments	13,129,206,906	13,129,206,906
(0.1%)	Other Assets and Liabilities, Net		(14,062,752)

100.0%	Net Assets		13,115,144,154

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 27.6% of net assets

Alabama 0.4%
Huntsville Health Care Auth
CP		0.10%		10/03/14	15,000,000	15,000,000

CP		0.11%		10/07/14	17,500,000	17,500,000

CP		0.11%		12/04/14	22,500,000	22,500,000

						55,000,000

Arizona 0.1%
Phoenix Civic Improvement Corp
Airport CP Series 2011A1 (LOC: Bank of America, NA)		0.08%		10/01/14	7,000,000	7,000,000

California 5.2%
California
GO Bonds		5.00%		09/01/15	15,000,000	15,669,460

GO CP Series 2011A2 (LOC: Royal Bank of Canada)		0.07%		11/04/14	10,000,000	10,000,000

GO CP Series 2011A4 (LOC: Morgan Stanley Bank NA)		0.10%		12/09/14	3,110,000	3,110,000

GO CP Series A1 (LOC: Wells Fargo Bank, NA)		0.08%		12/02/14	20,000,000	20,000,000

GO CP Series A3 (LOC: JPMorgan Chase Bank, NA; California Public Employees’ Retirement System)		0.07%		11/05/14	25,000,000	25,000,000

GO CP Series A3 (LOC: JPMorgan Chase Bank, NA; California Public Employees’ Retirement System)		0.08%		11/18/14	25,000,000	25,000,000

GO Refunding Bonds		4.00%		02/01/15	200,000	202,482

California Health Facilities Financing Auth
RB (Cedars-Sinai Medical Center) Series 2009 (GTY/LIQ: Wells Fargo & Co)	a	0.16%		05/28/15	28,275,000	28,275,000

RB (Kaiser Permanente) Series 2006E		0.14%		02/05/15	29,000,000	29,000,000

RB (Kaiser Permanente) Series 2006E		0.14%		03/02/15	19,435,000	19,435,000

RB (Kaiser Permanente) Series 2006E		0.13%		04/02/15	7,500,000	7,500,000

RB (Kaiser Permanente) Series 2006E		0.14%		06/01/15	4,000,000	4,000,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2004E		0.14%		12/02/14	26,200,000	26,200,000

RB (Kaiser Permanente) Series 2004E		0.14%		02/04/15	8,000,000	8,000,000

RB (Kaiser Permanente) Series 2004I		0.13%		12/03/14	4,900,000	4,900,000

RB (Kaiser Permanente) Series 2004I		0.14%		02/05/15	15,000,000	15,000,000

RB (Kaiser Permanente) Series 2004I		0.14%		06/01/15	6,700,000	6,700,000

RB (Kaiser Permanente) Series 2004K		0.13%		11/05/14	20,800,000	20,800,000

RB (Kaiser Permanente) Series 2004K		0.14%		01/06/15	16,000,000	16,000,000

RB (Kaiser Permanente) Series 2006D		0.14%		12/02/14	23,000,000	23,000,000

RB (Kaiser Permanente) Series 2008B		0.14%		01/07/15	18,000,000	18,000,000

RB (Kaiser Permanente) Series 2008B		0.14%		04/01/15	1,000,000	1,000,000

RB (Kaiser Permanente) Series 2008B		0.14%		05/04/15	24,000,000	24,000,000

RB (Kaiser Permanente) Series 2008C		0.09%		10/01/14	28,000,000	28,000,000

RB (Kaiser Permanente) Series 2009B2		0.13%		03/05/15	27,000,000	27,000,000

RB (Kaiser Permanente) Series 2009B3		0.14%		10/10/14	20,000,000	20,000,000

RB (Kaiser Permanente) Series 2009B6		0.09%		10/06/14	31,000,000	31,000,000

East Bay Municipal Utility District
Water System Extendible CP		0.10%	10/07/14	03/07/15	11,300,000	11,300,000

Hartnell CCD
GO Bonds Series D (GTY/LIQ: Wells Fargo & Co)	a	0.16%		06/11/15	9,690,000	9,690,000

Los Angeles
TRAN 2014		1.50%		06/25/15	90,000,000	90,913,140

Los Angeles Cnty
TRAN 2014-2015		1.50%		06/30/15	90,000	90,924

Los Angeles Municipal Improvement Corp
Lease Revenue CP Series A1 (LOC: Wells Fargo Bank, NA)		0.07%		10/31/14	6,878,000	6,878,000

Napa Valley USD
GO Bonds Series 2009C (LIQ: Deutsche Bank AG)	a	0.19%		11/20/14	7,350,000	7,350,000

Riverside Cnty
TRAN 2014-2015		1.50%		06/30/15	35,000,000	35,360,662

Sacramento Municipal Utility District
CP Series L1 (LOC: Barclays Bank Plc)		0.08%		11/10/14	10,000,000	10,000,000

San Diego Cnty Water Auth
CP Series 7 (LIQ: JPMorgan Chase Bank, NA)		0.08%		11/04/14	2,500,000	2,500,000

San Diego USD
GO Refunding Bonds Series 2014R3		5.00%		07/01/15	1,935,000	2,005,169

TRAN 2014-2015 Series A		1.50%		06/30/15	14,000,000	14,143,935

San Francisco Cnty Transportation Auth
CP Series A&B (LOC: Wells Fargo Bank, NA)		0.08%		12/04/14	15,200,000	15,200,000

CP Series A&B (LOC: Wells Fargo Bank, NA)		0.10%		03/09/15	16,209,000	16,209,000

San Mateo Cnty CCD
GO Bonds Series 2005B (LIQ: Wells Fargo & Co)	a	0.10%		01/15/15	475,000	475,000

						678,907,772

Colorado 0.7%
Colorado
General Fund TRAN Series 2014A		3.00%		06/26/15	75,000,000	76,584,858

Colorado Health Facilities Auth
RB (Catholic Health Initiatives) Series 2011A		5.00%		02/01/15	200,000	203,226

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Dawson Ridge Metropolitan District No.1
LT Refunding Bonds Series 1992A (ESCROW/LIQ: Wells Fargo & Co)	a	0.10%		01/15/15	9,805,000	9,805,000

						86,593,084

Connecticut 0.1%
Manchester
GO Temporary Notes		1.00%		07/02/15	15,000,000	15,095,524

Delaware 0.1%
Delaware Health Facilities Auth
RB (Christiana Care Health Services) Series 2010C		0.07%		10/15/14	8,000,000	8,000,000

District of Columbia 0.3%
District of Columbia
Income Tax Secured RB Series 2009B		5.00%		12/01/14	100,000	100,799

Income Tax Secured RB Series 2011F		4.00%		12/01/14	1,390,000	1,398,953

Income Tax Secured Refunding RB Series 2014A		1.00%		12/01/14	11,000,000	11,016,611

RB (Georgetown Univ) Series 2001C (GTY/LIQ: Wells Fargo & Co)	a	0.16%		06/11/15	24,995,000	24,995,000

District of Columbia Water & Sewer Auth
Public Utility RB Series 1998		6.00%		10/01/14	300,000	300,000

						37,811,363

Florida 0.8%
Alachua Cnty Health Facilities Auth
Health Facilities RB (Shands HealthCare) Series 2008A (LOC: Bank of America, NA)		0.10%		10/17/14	11,750,000	11,750,000

Escambia Cnty Health Facilities Auth
RB (Ascension Health) Series 2003A		5.25%		11/15/14	2,000,000	2,012,711

Florida Local Government Finance Commission
CP Series A1&B1 (LOC: JPMorgan Chase Bank, NA)		0.08%		11/05/14	7,000,000	7,000,000

Florida State Board of Education
Public Education Capital Outlay Bonds Series 2007B&C (LIQ: Wells Fargo Bank, NA)	a	0.14%		07/09/15	5,680,000	5,680,000

Public Education Capital Outlay Refunding Bonds Series 2009B		5.00%		06/01/15	2,600,000	2,683,713

Public Education Capital Outlay Refunding Bonds Series 2009D		5.00%		06/01/15	125,000	128,943

Public Education Capital Outlay Refunding Bonds Series 2013A		5.00%		06/01/15	680,000	701,777

Greater Orlando Aviation Auth
Airport Facilities Refunding RB Series 2007A (LIQ: Deutsche Bank AG)	a	0.17%		11/20/14	5,570,000	5,570,000

Hillsborough Cnty School Board
Sales Tax Refunding RB Series 2007 (GTY/LIQ: Wells Fargo & Co)	a	0.11%		11/06/14	11,240,000	11,240,000

Jacksonville
Transportation Refunding RB Series 2012A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.13%		07/09/15	5,315,000	5,315,000

JEA
Electric System RB Series Three 2008C3 (LIQ: Royal Bank of Canada)		0.09%		12/03/14	17,000,000	17,000,000

Electric System RB Series Three 2010A		4.00%		10/01/14	655,000	655,000

Electric System RB Series Three 2010D		4.00%		10/01/15	150,000	155,646

Electric System RB Series Three 2013C		3.00%		10/01/15	730,000	750,341

Electric System Sub RB Series 2013B		5.00%		10/01/15	915,000	959,048

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Sunshine State Government Financing Commission
CP Series H (LIQ: JPMorgan Chase Bank, NA)		0.12%		01/07/15	10,000,000	10,000,000

CP Series H (LIQ: JPMorgan Chase Bank, NA)		0.09%		01/08/15	17,260,000	17,260,000

						98,862,179

Georgia 0.1%
DeKalb Private Hospital Auth
Revenue Anticipation Certificates (Children’s Healthcare of Atlanta) Series 2009 (LIQ: Wells Fargo & Co)	a	0.15%		06/18/15	12,395,000	12,395,000

Hawaii 0.0%
Hawaii
GO Bonds Series 2008DK		5.00%		05/01/15	150,000	154,118

Idaho 0.5%
Idaho
TAN Series 2014		2.00%		06/30/15	67,000,000	67,942,263

Illinois 0.5%
Chicago
CP Series 2011B1&B2 (LOC: Wells Fargo Bank, NA)		0.13%		11/05/14	9,296,000	9,296,000

GO Refunding Bonds Series 1993B (GTY: Berkshire Hathaway Assurance Corp /LIQ: Wells Fargo Bank, NA)	a	0.25%		07/08/15	1,835,000	1,835,000

Illinois Finance Auth
RB (Advocate Health Care Network) Series 2003A		0.13%		07/16/15	5,000,000	5,000,000

RB (Advocate Health Care Network) Series 2003C		0.17%		05/01/15	5,400,000	5,400,000

RB (Advocate Health Care Network) Series 2008C3B		0.13%		07/16/15	5,000,000	5,000,000

RB (Ascension Health Alliance) Series 2012E1		5.00%		05/01/15	1,450,000	1,490,868

RB (Central DuPage Health) Series 2009B (LIQ: Wells Fargo & Co)	a	0.16%		07/09/15	19,340,000	19,340,000

Will Cnty SD No. 365-U
GO Bonds (Valley View) Series 2005 (GTY/LIQ: Wells Fargo & Co)	a	0.11%		11/06/14	18,105,000	18,105,000

						65,466,868

Indiana 1.0%
Hamilton Southeastern Consolidated School Building Corp
BAN Series 2014B		0.32%		05/27/15	8,000,000	8,000,000

Indiana Finance Auth
Refunding & RB (Trinity Health) Series 2009A (LIQ: Wells Fargo & Co)	a	0.15%		06/25/15	24,090,000	24,090,000

Posey Cnty
Economic Development Refunding RB (Midwest Fertilizer) Series 2013A (ESCROW)	d	0.30%		11/18/14	75,000,000	75,000,000

Whiting
Environmental Facilities RB (BP Products NA) Series 2005 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.11%		10/16/14	15,805,000	15,805,000

Environmental Facilities RB (BP Products NA) Series 2009 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.11%		10/16/14	7,900,000	7,900,000

						130,795,000

Kentucky 0.1%
Kentucky Economic Development Finance Auth
RB (Catholic Health Initiatives) Series 2009		5.00%		11/11/14	2,000,000	2,010,465

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Louisville & Jefferson Cnty Metro Sewer District
Sewer & Drainage System Sub BAN Series 2013		2.00%		11/26/14	17,340,000	17,382,923

						19,393,388

Louisiana 0.1%
Plaquemines Port, Harbor & Terminal District
Port Facilities Refunding RB Series 1984B (LOC: Wells Fargo Bank, NA)		0.50%		03/15/15	18,500,000	18,500,000

Maryland 0.3%
Montgomery Cnty
RB (CHE Trinity Health) Series 2013MD		0.08%		12/01/14	37,500,000	37,500,000

Massachusetts 1.2%
Essex North Shore Technical & Agricultural SD
GO BAN		0.75%		06/19/15	20,600,000	20,674,888

Fall River
GO BAN		1.00%		02/13/15	15,000,000	15,037,552

Haverhill
BAN		1.25%		12/01/14	5,000,000	5,008,161

Lowell
GO BAN Series A		1.00%		09/11/15	6,741,114	6,792,611

Massachusetts
GO Refunding Bonds Series 2003D		5.50%		10/01/15	4,700,000	4,951,276

Massachusetts School Building Auth
BAN Series 2014A		1.00%		07/16/15	85,000,000	85,589,134

New Bedford
GO BAN		1.00%		02/06/15	13,000,000	13,033,189

South Hadley
GO BAN		1.00%		12/22/14	3,250,000	3,256,174

Worcester
GO BAN Series A		2.00%		12/17/14	5,945,000	5,967,284

						160,310,269

Michigan 0.0%
Michigan Finance Auth
Hospital RB (CHE Trinity Health) Series 2013MI1		0.08%		12/01/14	4,465,000	4,465,000

Refunding RB (Trinity Health) Series 2010A		3.00%		12/01/14	250,000	251,145

						4,716,145

Minnesota 0.5%
Rochester
Health Care Facilities RB (Mayo Clinic) Series 2014		0.09%		10/02/14	15,070,000	15,070,000

Health Care Facilities RB (Mayo Foundation) Series 2000A		0.07%		10/02/14	41,600,000	41,600,000

Health Care Facilities RB (Mayo Foundation) Series 2000A		0.09%		10/03/14	11,000,000	11,000,000

						67,670,000

Mississippi 0.2%
Jackson Cnty
Water System GO Refunding Bonds Series 1994		0.10%		02/02/15	11,840,000	11,840,000

Mississippi
GO Refunding Bonds Series 2003A		5.25%		11/01/14	1,000,000	1,004,302

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Mississippi Hospital Equipment & Facilities Auth
RB (Baptist Memorial Health Care) Series 2004B2		0.25%		01/07/15	7,665,000	7,665,000

						20,509,302

Missouri 0.2%
St. Louis
TRAN Series 2014		2.00%		05/29/15	27,500,000	27,834,495

Nebraska 0.1%
Univ of Nebraska
RB Series 2007 (LIQ: Deutsche Bank AG)	a	0.19%		11/20/14	7,545,000	7,545,000

Nevada 0.6%
Las Vegas Valley Water District
LT GO CP Series 2004A (LIQ: JPMorgan Chase Bank, NA)		0.09%		12/01/14	7,500,000	7,500,000

LT GO CP Series 2004A (LIQ: JPMorgan Chase Bank, NA)		0.08%		12/04/14	34,560,000	34,560,000

LT GO CP Series 2004A (LIQ: JPMorgan Chase Bank, NA)		0.09%		12/04/14	15,400,000	15,400,000

LT GO CP Series 2004A (LIQ: JPMorgan Chase Bank, NA)		0.09%		12/08/14	7,000,000	7,000,000

Truckee Meadows Water Auth
Water Revenue CP Series 2006A (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.10%		10/09/14	15,000,000	15,000,000

						79,460,000

New Jersey 0.7%
Brick Township
Special Emergency Notes Series 2013D		2.00%		12/19/14	8,410,000	8,439,003

Burlington Cnty Bridge Commission
Lease Revenue Notes Series 2013		1.25%		11/19/14	7,250,000	7,259,801

East Brunswick
BAN		0.75%		01/14/15	5,000,000	5,006,588

Edgewater
GO Notes		1.00%		07/24/15	4,540,000	4,569,941

Hudson Cnty
BAN		2.00%		12/05/14	8,800,000	8,826,243

Hudson Cnty Improvement Auth
Cnty Guaranteed Pooled Notes Series 2013S1		1.00%		12/10/14	3,500,000	3,504,007

Livingston Township
BAN Series 2014		1.00%		01/13/15	7,485,000	7,500,933

New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2005D (ESCROW)		5.00%		06/15/15	10,125,000	10,472,143

Transportation System Bonds Series 2006C (GTY/LIQ: Wells Fargo & Co)	a	0.11%		11/06/14	1,460,000	1,460,000

Ringwood Borough
BAN		0.75%		05/01/15	4,100,425	4,110,895

Salem Cnty
BAN		0.50%		06/26/15	8,190,000	8,211,286

Sea Isle City
BAN		0.75%		07/22/15	8,110,000	8,137,306

Union Cnty
BAN		0.75%		06/26/15	10,000,000	10,046,900

Woodbridge
BAN		0.75%		08/21/15	4,734,000	4,756,628

						92,301,674

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

New York 3.0%
Albany Cnty
BAN Series 2014A		0.75%		05/29/15	8,493,747	8,525,302

Amherst
BAN 2013B		1.00%		11/13/14	13,100,000	13,111,065

Babylon
BAN 2014		1.50%		08/01/15	3,000,000	3,033,414

Bay Shore UFSD
TAN 2014-2015		1.50%		06/26/15	7,000,000	7,061,834

Clinton Cnty
BAN Series 2014B		0.50%		06/12/15	7,200,000	7,212,476

East Islip UFSD
GO TAN 2014		0.75%		06/27/15	14,000,000	14,058,773

Harborfields CSD
TAN 2014-2015		0.75%		06/26/15	10,000,000	10,042,804

Ithaca
GO BAN Series 2014B		1.00%		07/31/15	16,050,000	16,160,623

Liverpool CSD
BANS 2014-2015	c	1.25%		10/02/15	7,000,000	7,070,840

Mattituck-Cutchogue UFSD
TAN 2014		1.00%		06/25/15	9,500,000	9,554,101

Metropolitan Transportation Auth
Revenue BAN Series CP2B (LOC: Barclays Bank Plc)		0.08%		11/06/14	18,000,000	18,000,000

Nassau Health Care Corp
Bonds Series 2009C2 (LOC: Wells Fargo Bank, NA)		0.09%		10/07/14	6,455,000	6,455,000

New York City
GO Bonds Fiscal 2008 Series G		5.00%		08/01/15	200,000	207,940

GO Bonds Fiscal 2013 Series D		5.00%		08/01/15	2,000,000	2,081,251

GO Bonds Fiscal 2014 Series I1 (LIQ: Deutsche Bank AG)	a	0.19%		11/20/14	22,550,000	22,550,000

New York City Municipal Water Finance Auth
Extendible CP Series 8		0.10%	11/06/14	05/11/15	5,000,000	5,000,000

New York City Transitional Finance Auth
Future Tax Secured Sub Bonds Fiscal 2013 Series F1		3.00%		02/01/15	5,000,000	5,048,243

New York Liberty Development Corp
Liberty Refunding RB (3 World Trade Center) Series 2011A (ESCROW)		0.15%		03/19/15	125,000,000	125,000,000

New York State Power Auth
CP Series 1&2		0.08%		11/03/14	5,000,000	5,000,000

CP Series 1&2		0.08%		11/06/14	7,924,000	7,924,000

CP Series 1&2		0.08%		11/17/14	5,000,000	5,000,000

CP Series 1&2		0.08%		12/08/14	6,000,000	6,000,000

CP Series 1&2		0.11%		12/08/14	1,300,000	1,300,000

Tender Notes Series 1985		0.09%		03/02/15	1,440,000	1,440,000

New York State Thruway Auth
Second General Highway & Bridge Trust Fund Bonds Series 2005B		5.00%		04/01/15	10,080,000	10,325,027

State Personal Income Tax RB Series 2010A		4.00%		03/15/15	100,000	101,721

New York State Urban Development Corp
State Personal Income Tax RB Series 2009C		5.00%		12/15/14	250,000	252,472

North Hempstead
BAN 2014A		0.35%		04/08/15	11,270,000	11,275,194

BAN Series 2013B		0.75%		10/03/14	9,000,000	9,000,246

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
North Tonawanda SD
School Construction BAN 2014		1.00%		09/17/15	745,000	750,180

SD Bonds Series 2014		4.00%		09/15/15	785,000	812,917

Port Auth of New York & New Jersey
Consolidated Bonds Series 139		5.00%		10/01/14	2,250,000	2,250,000

Schenectady Cnty
BAN 2014		0.50%		02/18/15	4,000,000	4,005,124

Sewanhaka Central HSD
TANS 2014-2015	c	1.00%		06/26/15	6,000,000	6,036,300

South Country CSD at Brookhaven
TAN 2014-2015	c	1.25%		06/25/15	5,000,000	5,037,800

Tonawanda
BAN Series 2014		0.75%		09/03/15	13,000,000	13,067,575

Triborough Bridge & Tunnel Auth
General Revenue BAN Series 2014A		5.00%		05/15/15	4,980,000	5,129,370

West Seneca
BAN 2014		1.00%		07/30/15	13,000,000	13,091,750

						387,973,342

Ohio 0.3%
Cleveland Heights-Univ Heights City SD
ULT GO Bonds Series 2014 (LIQ: Deutsche Bank AG)	a	0.19%		11/20/14	32,825,000	32,825,000

Franklin Cnty
Hospital RB (Nationwide Children’s Hospital) Series 2012A (LIQ: Deutsche Bank AG)	a	0.19%		11/20/14	10,000,000	10,000,000

Ohio
Hospital RB (Cleveland Clinic) Series 2009B		5.00%		01/01/15	250,000	252,970

Hospital Refunding RB (Cleveland Clinic Health) Series 2011A		5.00%		01/01/15	2,060,000	2,085,019

						45,162,989

Oregon 0.5%
Oregon
Tax Anticipation Notes Series 2014A		2.00%		06/15/15	60,200,000	60,995,198

Pennsylvania 0.4%
Pennsylvania
GO Bonds Series 2010A		5.00%		02/15/15	11,500,000	11,708,890

Pennsylvania State Univ
Bonds Series 2009A		5.00%		03/01/15	200,000	203,926

Philadelphia Municipal Auth
Lease RB Series 2009 (GTY/LIQ: Wells Fargo & Co)	a	0.16%		05/28/15	4,520,000	4,520,000

Univ of Pittsburgh
PITT Asset Notes Series 2014		2.00%		07/22/15	15,000,000	15,226,914

Refunding Bonds Series 2007B		0.08%		12/01/14	9,500,000	9,500,000

Refunding Bonds Series 2009C (LIQ: Wells Fargo & Co)	a	0.15%		06/18/15	7,895,000	7,895,000

Univ Bonds Series 2014B1&B2		0.07%		11/18/14	100,000	100,000

Washington Cnty Hospital Auth
Hospital RB (Washington Hospital) Series 2001B (LOC: PNC Bank NA)		0.35%		07/01/15	4,560,000	4,560,000

						53,714,730

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

South Carolina 0.2%
Greenwood Cnty
Hospital Facilities RB (Self Regional Healthcare) Series 2009 (GTY/LIQ: Wells Fargo & Co)	a	0.15%		06/18/15	7,410,000	7,410,000

South Carolina
GO Bonds (Univ of South Carolina) Series 2006B (LIQ: Wells Fargo & Co)	a	0.11%		11/06/14	7,605,000	7,605,000

South Carolina Public Service Auth
Refunding Revenue Obligations Series 2010B		5.00%		01/01/15	3,110,000	3,147,634

Revenue Obligations Refunding Series 2012C		5.00%		12/01/14	2,265,000	2,283,269

Revenue Obligations Series 2009B		5.00%		01/01/15	1,735,000	1,756,195

Revenue Obligations Series 2009E		5.00%		01/01/15	500,000	506,019

						22,708,117

Tennessee 0.6%
Memphis
GO CP Series A (LIQ: Mizuho Bank Ltd)		0.09%		11/06/14	10,000,000	10,000,000

GO CP Series A (LIQ: Mizuho Bank Ltd)		0.10%		12/09/14	12,000,000	12,000,000

Metropolitan Government of Nashville & Davidson Cnty
GO CP Series A1 (LOC: Mizuho Bank Ltd)		0.06%		11/04/14	10,000,000	10,000,000

GO CP Series A1 (LOC: Mizuho Bank Ltd)		0.08%		12/11/14	23,000,000	23,000,000

GO CP Series A2 (LOC: Sumitomo Mitsui Banking Corp)		0.09%		12/08/14	15,000,000	15,000,000

GO CP Series A2 (LOC: Sumitomo Mitsui Banking Corp)		0.09%		02/05/15	15,000,000	15,000,000

						85,000,000

Texas 6.7%
Alief ISD
ULT Refunding Bonds Series 2010 (GTY: TX Permanent School Fund)		3.00%		02/15/15	200,000	202,045

Austin ISD
CP Series A1 (LIQ: Sumitomo Mitsui Banking Corp)		0.09%		12/08/14	7,000,000	7,000,000

ULT Refunding GO Bonds Series 2006 (GTY: TX Permanent School Fund)		5.25%		08/01/15	180,000	187,503

Burleson ISD
ULT GO Refunding Bonds Series 2007 (GTY: TX Permanent School Fund)		4.00%		08/01/15	130,000	134,065

Clear Creek ISD
ULT GO Refunding Bonds Series 2008A (GTY: TX Permanent School Fund)		4.00%		02/15/15	300,000	304,163

Clint ISD
ULT Refunding Bonds Series 2007 (GTY: TX Permanent School Fund)		0.23%		02/15/15	185,000	184,841

Coppell ISD
ULT GO Bonds Series 2014 (GTY: TX Permanent School Fund)		2.00%		08/15/15	375,000	380,903

Cuero ISD
ULT GO Bonds Series 2014A (GTY: TX Permanent School Fund)		0.50%		08/15/15	4,720,000	4,734,365

Dallas
GO CP Series 2010C (LIQ: Wells Fargo Bank, NA)		0.08%		10/02/14	6,000,000	6,000,000

Waterworks & Sewer System CP Series D (LIQ: State Street Bank & Trust Company, NA; Cal St Teachers Retirement Sys)		0.06%		10/06/14	14,275,000	14,275,000

Waterworks & Sewer System CP Series D (LIQ: State Street Bank & Trust Company, NA; Cal St Teachers Retirement Sys)		0.07%		10/17/14	15,000,000	15,000,000

Waterworks & Sewer System CP Series D (LIQ: State Street Bank & Trust Company, NA; Cal St Teachers Retirement Sys)		0.08%		11/05/14	21,415,000	21,415,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Waterworks & Sewer System CP Series D (LIQ: State Street Bank & Trust Company, NA; Cal St Teachers Retirement Sys)		0.07%		11/06/14	3,905,000	3,905,000

Waterworks & Sewer System CP Series D (LIQ: State Street Bank & Trust Company, NA; Cal St Teachers Retirement Sys)		0.09%		11/17/14	11,050,000	11,050,000

Waterworks & Sewer System CP Series D (LIQ: State Street Bank & Trust Company, NA; Cal St Teachers Retirement Sys)		0.09%		12/02/14	15,200,000	15,200,000

Dallas Area Rapid Transit
Sr Lien Sales Tax Refunding RB Series 2010A		5.00%		12/01/14	1,000,000	1,008,201

Dallas-Fort Worth
Airport Jt Refunding RB Series 2014A		1.00%		11/01/14	4,035,000	4,037,578

Frenship ISD
ULT Refunding Bonds Series 2014 (GTY: TX Permanent School Fund)	c	0.32%		02/15/15	1,095,000	1,095,515

Galveston Cnty
GO Refunding Bonds Series 2007 (GTY/LIQ: Wells Fargo & Co)	a	0.11%		11/06/14	19,080,000	19,080,000

Harris Cnty
ULT Road & Refunding Bonds Series 2006B (LIQ: Wells Fargo & Co)	a	0.11%		11/13/14	27,330,000	27,330,000

Harris Cnty Cultural Education Facilities Finance Corp
Refunding RB (Methodist Hospital) Series 2009C1		0.16%		10/02/14	35,000,000	35,000,000

Refunding RB (Methodist Hospital) Series 2009C1		0.16%		11/05/14	18,000,000	18,000,000

Refunding RB (Methodist Hospital) Series 2009C1		0.16%		11/20/14	14,000,000	14,000,000

Refunding RB (Methodist Hospital) Series 2009C1		0.14%		02/04/15	25,000,000	25,000,000

Refunding RB (Methodist Hospital) Series 2009C1		0.14%		04/06/15	25,000,000	25,000,000

Refunding RB (Methodist Hospital) Series 2009C2		0.16%		11/20/14	11,480,000	11,480,000

Refunding RB (Methodist Hospital) Series 2009C2		0.14%		12/03/14	13,000,000	13,000,000

Refunding RB (Methodist Hospital) Series 2009C2		0.14%		04/06/15	20,000,000	20,000,000

Houston
TRAN Series 2014		1.00%		06/30/15	36,000,000	36,238,461

TRAN Series 2014		2.00%		06/30/15	14,000,000	14,196,904

Jim Hogg ISD
ULT GO Bonds Series 2014 (GTY: TX Permanent School Fund)		2.00%		08/15/15	670,000	680,448

La Joya ISD
ULT Refunding Bonds Series 2005 (GTY: TX Permanent School Fund)		5.00%		02/15/15	500,000	508,875

Leander ISD
ULT Refunding Bonds Series 2010 (GTY: TX Permanent School Fund)		0.25%		08/15/15	100,000	99,781

Lower Colorado River Auth
Transmission Contract Refunding RB Series 2009 (GTY/LIQ: Wells Fargo & Co)	a	0.12%		05/21/15	6,570,000	6,570,000

Lower Neches Valley Auth
Pollution Control RB (Chevron USA) Series 1987		0.09%		02/17/15	17,660,000	17,660,000

Mission Consolidated ISD
ULT GO Bonds Series 2006 (GTY: TX Permanent School Fund)		4.00%		02/15/15	200,000	202,785

Pflugerville ISD
ULT GO Bonds Series 2014 (GTY: TX Permanent School Fund)		0.50%		02/15/15	885,000	886,245

ULT Refunding Bonds Series 2005 (GTY: TX Permanent School Fund)		5.25%		08/15/15	400,000	417,500

San Antonio
Electric & Gas Systems CP Series A (LIQ: JPMorgan Chase Bank, NA)		0.09%		11/06/14	21,460,000	21,460,000

Electric & Gas Systems CP Series A (LIQ: JPMorgan Chase Bank, NA)		0.08%		12/02/14	16,500,000	16,500,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Electric & Gas Systems CP Series A (LIQ: JPMorgan Chase Bank, NA)		0.09%		12/08/14	11,540,000	11,540,000

Electric & Gas Systems CP Series C (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.08%		11/06/14	16,750,000	16,750,000

Electric & Gas Systems CP Series C (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.09%		12/01/14	9,500,000	9,500,000

Electric & Gas Systems CP Series C (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.09%		12/08/14	11,000,000	11,000,000

Electric & Gas Systems RB New Series 2006A		5.00%		02/01/15	510,000	518,119

Electric & Gas Systems Refunding & RB Series 2002		5.38%		02/01/15	350,000	355,996

Electric & Gas Systems Refunding RB New Series 2008A		5.50%		02/01/15	130,000	132,293

Refunding Bonds Series 2006		5.00%		02/01/15	300,000	304,820

Tax & Revenue COP Series 2006 (LIQ: Wells Fargo & Co)	a	0.10%		12/18/14	162,000	162,000

Water System CP Series A (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.09%		02/09/15	15,000,000	15,000,000

Spring ISD
ULT GO Bonds Series 2007 (GTY: TX Permanent School Fund)		5.00%		02/15/15	2,705,000	2,753,976

Synder Consolidated ISD
ULT GO Bonds Series 2014 (GTY: TX Permanent School Fund)		2.00%		02/15/15	1,815,000	1,827,527

Temple Independent School District, Texas
ULT Refunding Bonds Series 2005 (GTY: TX Permanent School Fund)		5.00%		08/15/15	300,000	312,461

Texas
College Strudent Loan GO Refunding Bonds Series 2011B		5.00%		08/01/15	1,000,000	1,040,505

GO Bonds Series 2011A (LIQ: Wells Fargo Bank, NA)	a	0.16%		10/16/14	17,570,000	17,570,000

TRAN Series 2014		1.50%		08/31/15	264,500,000	267,800,561

Texas Public Finance Auth
GO CP Series 2008		0.09%		12/09/14	7,500,000	7,500,000

GO Refunding Bonds Series 2009A		5.00%		10/01/14	250,000	250,000

GO Refunding Bonds Series 2010B		5.00%		10/01/14	1,500,000	1,500,000

Unemployment Compensation Assessment RB Series 2003C4		0.09%		12/09/14	20,322,000	20,322,000

Texas Tech Univ
Revenue Financing System CP Series 2012A		0.07%		11/06/14	16,000,000	16,000,000

Revenue Financing System CP Series 2012A		0.08%		12/04/14	28,143,000	28,143,000

Upper Trinity Regional Water District
Water Supply System Revenue CP Series A (LOC: Bank of America, NA)		0.08%		10/03/14	24,800,000	24,800,000

						884,508,436

Utah 0.3%
Intermountain Power Agency
CP Series B1&B2 (LIQ: JPMorgan Chase Bank, NA)		0.11%		11/07/14	22,000,000	22,000,000

CP Series B1&B2 (LIQ: JPMorgan Chase Bank, NA)		0.10%		02/10/15	15,000,000	15,000,000

Riverton
RB (IHC Health Services) Series 2009		5.00%		08/15/15	1,050,000	1,094,116

						38,094,116

Virginia 0.2%
Metropolitan Washington Airports Auth
Airport System Refunding RB Series 2007A		5.00%		10/01/14	515,000	515,000

Second Sr Lien CP (Dulles Toll Road) Series One (LOC: JPMorgan Chase Bank, NA)		0.09%		12/08/14	4,000,000	4,000,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Suffolk Economic Development Auth
Hospital Facilities Refunding & RB (Sentara Healthcare) Series 2008 (LIQ: Citibank, NA)	a	0.13%		11/06/14	28,000,000	28,000,000

						32,515,000

Washington 0.9%
Auburn SD No. 408
GO Refunding Bonds Series 2014 (GTY: Washington)		1.00%		12/01/14	4,250,000	4,255,622

Camas SD No. 117
ULT GO Bonds 2007 (GTY: Washington)		5.50%		12/01/14	700,000	706,204

Everett SD No. 2
ULT GO & Refunding Bonds Series 2007 (GTY: Washington)		4.25%		06/01/15	650,000	667,406

ULT Refunding GO Bonds Series 2014 (GTY: Washington)		1.00%		12/01/14	1,295,000	1,296,762

Port of Seattle
GO Refunding Bonds Series 2004C		5.00%		11/01/14	12,720,000	12,771,959

Intermediate Lien Refunding RB Series 2012B		3.00%		08/01/15	365,000	373,310

LT GO Refunding Bonds Series 2011		5.00%		12/01/14	1,175,000	1,184,449

Port of Tacoma
Sub Lien Revenue CP Series 2002A&B (LOC: Bank of America, NA)		0.10%		11/05/14	52,000,000	52,000,000

Seattle
Municipal Light & Power Refunding RB 2013 (LIQ: Deutsche Bank AG)	a	0.19%		11/20/14	16,225,000	16,225,000

Tacoma
LT GO Bonds Series 2004 (ESCROW)		5.00%		12/01/14	10,000,000	10,080,878

Tacoma SD #10
ULT GO Refunding Bonds Series 2005A (GTY: Washington)		5.00%		06/01/15	100,000	103,141

Washington
COP Refunding Real Estate Series 2003B		5.00%		04/01/15	1,000,000	1,024,458

GO Bonds Series 2009C		5.00%		02/01/15	150,000	152,384

GO Bonds Series 2011B (LIQ: Wells Fargo Bank, NA)	a	0.11%		10/02/14	11,535,000	11,535,000

GO Bonds Series 2012D		5.00%		02/01/15	1,865,000	1,895,305

GO Refunding Bonds Series R2005A		5.00%		01/01/15	1,150,000	1,163,928

Washington Health Care Facilities Auth
RB (Providence Health & Services) Series 2011B		5.00%		10/01/15	200,000	209,482

						115,645,288

Wisconsin 0.7%
Wisconsin
GO Bonds Series 2011A (LIQ: Wells Fargo Bank, NA)	a	0.10%		10/23/14	8,455,000	8,455,000

Transportation RB Series 2005B (ESCROW)		4.10%		07/01/15	6,940,000	7,144,673

Wisconsin Health & Educational Facilities Auth
RB (Aurora Health Care) Series 2008A (LOC: JPMorgan Chase Bank, NA)		0.12%		02/04/15	25,000,000	25,000,000

RB (Aurora Health Care) Series 2008B (LOC: JPMorgan Chase Bank, NA)		0.16%		11/06/14	40,000,000	40,000,000

RB (Aurora Health Care) Series 2008B (LOC: JPMorgan Chase Bank, NA)		0.13%		04/02/15	10,000,000	10,000,000

						90,599,673

Total Fixed-Rate Securities
(Cost $3,616,680,333)						3,616,680,333

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Variable-Rate Securities 72.5% of net assets

Alabama 2.1%
Alabama
GO Bonds Series 2007A (LIQ: Wells Fargo & Co)	a	0.06%		10/07/14	12,720,000	12,720,000

Alabama HFA
Collateralized S/F Mortgage RB Series 2006 D&F (LIQ: Citibank, NA)	a	0.14%		10/07/14	6,290,000	6,290,000

M/F Housing RB (Chapel Ridge Apts) Series 2005E (LOC: Freddie Mac)		0.07%		10/07/14	11,000,000	11,000,000

M/F Housing Refunding RB (Hunter Ridge Apts) Series 2005F (LOC: Freddie Mac)		0.07%		10/07/14	10,550,000	10,550,000

Alabama Municipal Funding Corp
Notes Series 2006 (LOC: US Bank, NA)		0.05%		10/07/14	17,130,000	17,130,000

Notes Series 2008A, 2009B&2010A (LOC: US Bank, NA)		0.05%		10/07/14	3,815,000	3,815,000

Birmingham IDB
RB (Culton Properties) Series 2009A (LOC: Federal Home Loan Bank)		0.08%		10/07/14	1,825,000	1,825,000

Birmingham Water Works Board
Water RB Series 2013B (LIQ: Deutsche Bank AG)	a	0.05%		10/07/14	7,145,000	7,145,000

Columbia IDB
Pollution Control Refunding RB (Alabama Power Co) Series 1999C		0.05%		10/01/14	6,185,000	6,185,000

Hoover
GO Sewer Warrants Series 2007 (GTY/LIQ: US Bank, NA)	a	0.04%		10/07/14	11,715,000	11,715,000

Millport IDA
IDRB (Steel Dust Recycling) Series 2011 (LOC: Citibank, NA)		0.09%		10/07/14	10,000,000	10,000,000

RB (Steel Dust Recycling) Series 2007 (LOC: Comerica Bank)		0.07%		10/07/14	5,270,000	5,270,000

Mobile Cnty IDA
Gulf Opportunity Zone RB (SSAB Alabama) Series 2010B (LOC: Swedbank AB)		0.07%		10/07/14	40,000,000	40,000,000

Recovery Zone Facility RB (SSAB Alabama) Series 2010A (LOC: Swedbank AB)		0.07%		10/07/14	30,000,000	30,000,000

Mobile IDB
Pollution Control Refunding RB (Alabama Power) Series 1993A		0.05%		10/07/14	12,100,000	12,100,000

RB (Alabama Power) Series 2001B		0.04%		10/01/14	2,750,000	2,750,000

Montgomery Downtown Redevelopment Auth
RB (Southern Poverty Law Center) Series 2013		0.08%		10/07/14	15,000,000	15,000,000

Trussville
GO Warrants Series 2006A (GTY/LIQ: US Bank, NA)	a,b	0.04%		10/07/14	12,765,000	12,765,000

Tuscaloosa Cnty IDA
Gulf Opportunity Zone Bonds (Hunt Refining) Series 2008C (LOC: Bank of Nova Scotia)		0.05%		10/07/14	20,000,000	20,000,000

Univ of South Alabama
Tuition Refunding RB Series 2006 (GTY/LIQ: US Bank, NA)	a	0.04%		10/07/14	37,620,000	37,620,000

West Jefferson IDB
Solid Waste Disposal RB (Alabama Power Miller Plant) Series 2008		0.04%		10/01/14	2,890,000	2,890,000

						276,770,000

Alaska 0.6%
Alaska Housing Finance Corp
Home Mortgage RB Series 2002A (LIQ: JPMorgan Chase Bank, NA)		0.04%		10/01/14	19,265,000	19,265,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
State Capital Bonds Series 2006A (LIQ: US Bank, NA)	a	0.04%		10/07/14	26,925,000	26,925,000

State Capital Bonds Series 2006A (LIQ: Wells Fargo & Co)	a	0.13%		10/07/14	10,610,000	10,610,000

Alaska Student Loan Corp
Education Loan Refunding RB Sr Series 2012B1 (LOC: State Street Bank & Trust Company, NA)		0.06%		10/07/14	18,780,000	18,780,000

						75,580,000

Arizona 0.7%
Arizona Health Facilities Auth
RB (Banner Health) Series 2012A (LIQ: Deutsche Bank AG)	a	0.05%		10/07/14	23,135,000	23,135,000

Maricopa Cnty IDA
M/F RB (Gran Victoria Housing) Series 2000A (LOC: Fannie Mae)		0.05%		10/07/14	12,810,000	12,810,000

Solid Waste Disposal RB (Michael Pylman Dairy) Series 2005 (LOC: CoBank, ACB)		0.07%		10/07/14	6,750,000	6,750,000

Sr Living Facilities Refunding RB Series 2005A (LOC: Fannie Mae)		0.05%		10/07/14	2,765,000	2,765,000

Pima Cnty
GO Bonds Series 2007 (LIQ: Wells Fargo & Co)	a	0.06%		10/07/14	11,275,000	11,275,000

Pima Cnty IDA
Pollution Control RB (Tucson Electric) Series 2009A (GTY/LIQ: Wells Fargo & Co)	a	0.05%		10/07/14	9,995,000	9,995,000

Yuma Municipal Property Corp
Utility System Sr Lien RB Series 2007 (GTY/LIQ: US Bank, NA)	a	0.04%		10/07/14	24,670,000	24,670,000

						91,400,000

Arkansas 0.0%
Pulaski Cnty Public Facilities Board
M/F Housing Refunding RB (Waterford & Bowman Heights Apts) Series 2012 (LOC: Federal Home Loan Bank)		0.07%		10/07/14	2,270,000	2,270,000

California 2.4%
Alameda Cnty IDA
RB (Golden West Paper Converting Corp) Series 2008A (LOC: Bank of the West)		0.10%		10/07/14	3,315,000	3,315,000

RB (Heat & Control) Series 1995A (LOC: Comerica Bank)		0.06%		10/07/14	3,200,000	3,200,000

California
GO Refunding Bonds (GTY/LIQ: Wells Fargo & Co)	a	0.05%		10/07/14	13,610,000	13,610,000

California Educational Facilities Auth
RB (Life Chiropractic College West) Series 1999 (LOC: Bank of the West)		0.03%		10/07/14	35,000	35,000

California Infrastructure & Economic Development Bank
IDRB (Murrietta Circuits) Series 2000A (LOC: Comerica Bank)		0.06%		10/07/14	2,520,000	2,520,000

California Pollution Control Financing Auth
RB (Hilmar Cheese) Series 2010 (LOC: CoBank, ACB)		0.04%		10/07/14	4,410,000	4,410,000

Solid Waste Disposal RB (Blue Line Transfer) Series 1999A (LOC: MUFG Union Bank, NA)		0.08%		10/07/14	4,300,000	4,300,000

Solid Waste Disposal RB (Blue Line Transfer) Series 2001A (LOC: MUFG Union Bank, NA)		0.08%		10/07/14	1,595,000	1,595,000

Solid Waste Disposal RB (EDCO Disposal) Series 1996A (LOC: Wells Fargo Bank, NA)		0.08%		10/07/14	1,005,000	1,005,000

Solid Waste Disposal RB (EDCO Disposal) Series 2004A (LOC: Wells Fargo Bank, NA)		0.08%		10/07/14	1,870,000	1,870,000

Solid Waste Disposal RB (Garaventa Enterprises) Series 2008A (LOC: Wells Fargo Bank, NA)		0.08%		10/07/14	2,500,000	2,500,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Solid Waste Disposal RB (MarBorg Industries) Series 2000A (LOC: MUFG Union Bank, NA)		0.08%		10/07/14	1,325,000	1,325,000

Solid Waste Disposal RB (MarBorg Industries) Series 2002 (LOC: MUFG Union Bank, NA)		0.08%		10/07/14	1,905,000	1,905,000

Solid Waste Disposal RB (Napa Recycling & Waste Services) Series 2005A (LOC: MUFG Union Bank, NA)		0.08%		10/07/14	740,000	740,000

Solid Waste Disposal RB (Santa Clara Valley Industries) Series 1998A (LOC: Comerica Bank)		0.09%		10/07/14	235,000	235,000

California State Univ
RB Series 2005C (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.05%		10/07/14	16,655,000	16,655,000

Coast CCD
GO Bonds Series 2006C (LIQ: Wells Fargo & Co)	a	0.04%		10/07/14	25,140,000	25,140,000

Contra Costa Cnty
M/F Mortgage RB (El Cerrito Royale) Series 1987A (LOC: Bank of America, NA)		0.10%		10/07/14	3,900,000	3,900,000

Delano
COP (Delano Regional Medical Center) (LOC: Comerica Bank)		0.15%		10/07/14	9,130,000	9,130,000

East Bay Municipal Utility District
Water System Refunding RB Series 2012A (LIQ: Citibank, NA)	a	0.05%		10/07/14	6,600,000	6,600,000

Water System Sub RB Series 2005A (LIQ: Citibank, NA)	a	0.05%		10/07/14	20,830,000	20,830,000

Escondido USD
GO Bonds Series 2009B (LIQ: Deutsche Bank AG)	a	0.09%		10/07/14	12,325,000	12,325,000

Huntington Park Redevelopment Agency
M/F Housing RB (Casa Rita Apts) Series 1994A (LOC: Wells Fargo Bank, NA)		0.07%		10/07/14	4,600,000	4,600,000

Los Angeles Dept of Water & Power
Power System RB Series 2005A1 (LIQ: Citibank, NA)	a	0.05%		10/07/14	29,850,000	29,850,000

Water System RB Series 2006A2 (LIQ: Citibank, NA)	a	0.06%		10/01/14	500,000	500,000

Los Angeles Municipal Improvement Corp
Lease RB Series 2006A (GTY/LIQ: Wells Fargo & Co)	a	0.06%		10/07/14	19,775,000	19,775,000

Los Angeles USD
GO Refunding Bonds Series 2007A2 (LIQ: Wells Fargo & Co)	a	0.05%		10/07/14	8,425,000	8,425,000

Sacramento Municipal Utility District
Sub Electric Refunding RB Series 2008J (LOC: Bank of America, NA)		0.04%		10/07/14	25,000,000	25,000,000

San Bernardino CCD
GO Bonds Series B (LIQ: Wells Fargo & Co)	a	0.05%		10/07/14	18,505,000	18,505,000

San Diego USD
GO Refunding Bonds Series 2012R2 (LIQ: Deutsche Bank AG)	a	0.05%		10/07/14	6,595,000	6,595,000

San Francisco Bay Area Rapid Transit District
GO Bonds Series 2007B (LIQ: Citibank, NA)	a	0.05%		10/07/14	9,900,000	9,900,000

Santa Clara Valley Transportation Auth
Sales Tax Refunding RB Series 2008C (LIQ: Sumitomo Mitsui Banking Corp)		0.03%		10/07/14	22,000,000	22,000,000

Sales Tax Refunding RB Series 2008D (LIQ: Sumitomo Mitsui Banking Corp)		0.04%		10/07/14	11,000,000	11,000,000

Univ of California
Medical Center Pooled RB Series 2007C2 (LIQ: Wells Fargo & Co)	a	0.05%		10/07/14	7,000,000	7,000,000

William S. Hart UHSD
GO Bonds Series B (GTY/LIQ: Wells Fargo Bank, NA)	a	0.05%		10/07/14	14,025,000	14,025,000

						314,320,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Colorado 2.7%
Aurora
Sewer RB First Lien Series 2006 (ESCROW/GTY/LIQ: US Bank, NA)	a	0.04%		10/07/14	14,955,000	14,955,000

Broomfield Urban Renewal Auth
Tax Increment RB Series 2005 (LOC: BNP Paribas)		0.11%		10/07/14	21,375,000	21,375,000

Colorado Health Facilities Auth
RB (Sisters of Charity of Leavenworth Health System) Series 2013A (LIQ: Citibank, NA)	a	0.10%		10/07/14	3,700,000	3,700,000

RB (Sisters of Charity of Leavenworth Health System) Series 2013A (LIQ: Morgan Stanley Bank NA)	a	0.05%		10/07/14	9,000,000	9,000,000

Colorado Housing & Finance Auth
S/F Mortgage Class I Bonds Series 2002B3 (LIQ: Barclays Bank Plc)		0.06%		10/07/14	3,750,000	3,750,000

S/F Mortgage Class I Bonds Series 2002C3 (LIQ: Barclays Bank Plc)		0.06%		10/07/14	14,355,000	14,355,000

S/F Mortgage Class I Bonds Series 2003C2 (LIQ: Royal Bank of Canada)		0.05%		10/07/14	31,565,000	31,565,000

S/F Mortgage Class I Bonds Series 2004A2 (LIQ: Royal Bank of Canada)		0.05%		10/07/14	25,000,000	25,000,000

S/F Mortgage Class I Bonds Series 2005A2 (LIQ: Royal Bank of Canada)		0.05%		10/07/14	9,000,000	9,000,000

S/F Mortgage Class I Bonds Series 2006A3 (LIQ: Federal Home Loan Bank)		0.06%		10/07/14	26,520,000	26,520,000

S/F Mortgage Class I Bonds Series 2007A2 (LIQ: Federal Home Loan Bank)		0.08%		10/07/14	9,100,000	9,100,000

S/F Mortgage Class II Bonds Series 2007B3 (LIQ: Royal Bank of Canada)		0.05%		10/07/14	34,795,000	34,795,000

S/F Mortgage Class II Bonds Series 2013B (LIQ: Royal Bank of Canada)		0.04%		10/07/14	20,000,000	20,000,000

Colorado Regional Transportation District
Sales Tax Refunding RB (FasTracks) Series 2007A (LIQ: Citibank, NA)	a	0.04%		10/07/14	21,530,000	21,530,000

Colorado Springs
Utilities System RB Series 2013B1&B2 (LIQ: Barclays Bank Plc)	a	0.06%		10/07/14	6,875,000	6,875,000

Cornerstone Metropolitan District No. 2
Sub LT GO Refunding Bonds Series 2010B (LOC: Bank of America, NA)		0.06%		10/07/14	2,645,000	2,645,000

Denver
Airport System RB Bonds Series 2008C2&C3 (GTY/LIQ: Royal Bank of Canada)	a	0.06%		10/07/14	77,990,000	77,990,000

Midcities Metropolitan District No. 1
Special Refunding & Improvement RB Series 2004B (LOC: BNP Paribas)		0.14%		10/07/14	10,000,000	10,000,000

Univ of Colorado
Univ Enterprise Refunding RB Series 2005A (LIQ: US Bank, NA)	a	0.04%		10/07/14	14,930,000	14,930,000

						357,085,000

District of Columbia 1.2%
District of Columbia
GO Bonds Series 2007C (LIQ: Deutsche Bank AG)	a	0.06%		10/07/14	10,383,000	10,383,000

GO Bonds Series 2008E (GTY: Berkshire Hathaway Assurance Corp /LIQ: Bank of America, NA)	a	0.09%		10/07/14	6,030,000	6,030,000

Income Tax Secured RB Series 2012C (LIQ: Barclays Bank Plc)	a	0.06%		10/07/14	4,200,000	4,200,000

Income Tax Secured Refunding RB Series 2013A		0.08%	10/02/14	12/01/14	35,145,000	35,145,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
RB (American Psychological Assoc) Series 2003 (LOC: Bank of America, NA)		0.09%		10/07/14	2,030,000	2,030,000

RB (The Catholic Univ of America) Series 2007 (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.05%		10/07/14	7,760,000	7,760,000

District of Columbia Water & Sewer Auth
Public Utility RB Series 1998 (LIQ: Citibank, NA)	a	0.05%		10/07/14	6,200,000	6,200,000

Public Utility Sr Lien RB Series 2009A (LIQ: Credit Suisse AG)	a	0.04%		10/07/14	17,170,000	17,170,000

Public Utility Sr Lien RB Series 2009A (LIQ: Morgan Stanley Bank NA)	a	0.05%		10/07/14	9,130,000	9,130,000

Public Utility Sub Lien RB Series 2013A (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/14	18,025,000	18,025,000

Public Utility Sub Lien RB Series 2014B1 (LIQ: TD Bank NA)		0.04%		10/07/14	12,125,000	12,125,000

Public Utility Sub Lien RB Series 2014B2 (LIQ: TD Bank NA)		0.04%		10/07/14	3,000,000	3,000,000

Metropolitan Washington Airports Auth
Revenue & Refunding Bonds Series 2014A (LIQ: Deutsche Bank AG)	a	0.07%		10/07/14	10,960,000	10,960,000

Washington Convention Center Auth
Sr Lien Dedicated Tax Refunding RB Series 2007A (GTY/LIQ: US Bank, NA)	a	0.04%		10/07/14	19,712,000	19,712,000

						161,870,000

Florida 5.7%
Broward Cnty
Port Facilities Sub Refunding RB (Port Everglades) Series 2008 (LOC: Royal Bank of Canada)		0.06%		10/07/14	2,300,000	2,300,000

Broward Cnty HFA
M/F Housing RB (Palms of Deerfield Beach Apts) Series 2006 (LOC: Citibank, NA)		0.06%		10/07/14	1,800,000	1,800,000

Collier Cnty HFA
M/F Housing RB (Brittany Bay Apts) Series 2001A (LOC: Fannie Mae)		0.06%		10/07/14	3,800,000	3,800,000

Florida Dept of Transportation
Turnpike RB Series 2006A (GTY/LIQ: Wells Fargo & Co)	a	0.06%		10/07/14	7,510,000	7,510,000

Florida Housing Finance Corp
Housing RB (Brentwood Club of Millenia Blvd Apts) Series 2002A1 (LOC: Fannie Mae)		0.06%		10/07/14	10,545,000	10,545,000

Housing RB (Heritage Pointe Apts) Series 1999I-1 (LOC: Fannie Mae)		0.06%		10/07/14	10,230,000	10,230,000

Housing RB (Timberline Apts) Series 1999P (LOC: Fannie Mae)		0.07%		10/07/14	6,135,000	6,135,000

M/F Mortgage RB (Boynton Bay Apartments) Series 2007I (LOC: Citibank, NA)		0.07%		10/07/14	1,700,000	1,700,000

M/F Mortgage RB (Clear Harbor Apts) Series 2007H (LOC: Citibank, NA)		0.06%		10/07/14	3,295,000	3,295,000

M/F Mortgage RB (Lakeshore Apts) Series 2004H (LOC: Fannie Mae)		0.06%		10/07/14	7,700,000	7,700,000

M/F Mortgage RB (Lynn Lake Apts) Series 2005B1 (LOC: Freddie Mac)		0.06%		10/07/14	20,315,000	20,315,000

M/F Mortgage RB (Spring Haven Apts) Series 2004F (LOC: Fannie Mae)		0.06%		10/07/14	6,100,000	6,100,000

M/F Mortgage RB (Spring Haven Apts) Series 2006G (LOC: Citibank, NA)		0.05%		10/07/14	3,760,000	3,760,000

M/F Mortgage RB (Wellesley Apts) Series 2003O (LOC: Citibank, NA)		0.08%		10/07/14	15,300,000	15,300,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Florida State Board of Education
Public Education Capital Outlay Bonds Series 2006B (LIQ: US Bank, NA)	a	0.04%		10/07/14	43,575,000	43,575,000

Public Education Capital Outlay Bonds Series 2006D (LIQ: Branch Banking & Trust Co)	a	0.04%		10/07/14	10,650,000	10,650,000

Greater Orlando Aviation Auth
Airport Facility RB Series 2003A (GTY: Berkshire Hathaway, Inc (New))		0.05%		10/07/14	18,285,000	18,285,000

Highlands Cnty Health Facilities Auth
Hospital Refunding RB (Adventist Health/Sunbelt) Series 2006G (LIQ: Morgan Stanley Bank NA)	a	0.05%		10/07/14	9,375,000	9,375,000

Hillsborough Cnty
Solid Waste & Resource Recovery RB Series 2006A (GTY/LIQ: Wells Fargo & Co)	a	0.06%		10/07/14	9,590,000	9,590,000

Hillsborough Cnty HFA
M/F Housing RB (Lake Kathy Apts) Series 2005 (LOC: Fannie Mae)		0.06%		10/07/14	20,670,000	20,670,000

M/F Housing RB (Meridian Pointe Apts) Series 2005 (LOC: Citibank, NA)		0.06%		10/07/14	6,370,000	6,370,000

Hillsborough Cnty IDA
RB (Independent Day School) Series 2000 (LOC: Bank of America, NA)		0.17%		10/07/14	600,000	600,000

Jacksonville
RB Series 2008A (LOC: Bank of America, NA)		0.06%		10/07/14	14,870,000	14,870,000

Jacksonville HFA
M/F Housing RB (Hartwood Apts) Series 2006 (LOC: Freddie Mac)		0.06%		10/07/14	3,755,000	3,755,000

JEA
Electric System RB Series Three 2012B (LIQ: Royal Bank of Canada)	a	0.04%		10/07/14	5,000,000	5,000,000

Lake Cnty
RB Series 2007 (LIQ: Deutsche Bank AG)	a	0.09%		10/07/14	19,378,000	19,378,000

Miami-Dade Cnty
Aviation RB 2005A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.07%		10/07/14	11,500,000	11,500,000

GO Bonds Series 2013A (GTY/LIQ: Royal Bank of Canada)	a	0.04%		10/07/14	39,600,000	39,600,000

GO Bonds Series 2014A (GTY/LIQ: Royal Bank of Canada)	a	0.04%		10/07/14	7,200,000	7,200,000

Seaport RB Series 2014A (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.04%		10/07/14	15,000,000	15,000,000

Seaport RB Series 2014B (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.05%		10/07/14	7,000,000	7,000,000

Miami-Dade Cnty IDA
Airport Facility RB (FlightSafety) Series 1999A		0.05%		10/07/14	20,210,000	20,210,000

Airport Facility RB (FlightSafety) Series 1999B		0.05%		10/07/14	20,230,000	20,230,000

IDRB (Tarmac America) Series 2004 (LOC: HSBC Bank USA)		0.07%		10/07/14	2,600,000	2,600,000

Ocean Highway & Port Auth
RB Series 1990 (LOC: Wells Fargo Bank, NA)		0.10%		10/07/14	8,700,000	8,700,000

Okeechobee Cnty
IDRB (Okeechobee Landfill) Series 1999 (LOC: Wells Fargo Bank, NA)		0.10%		10/07/14	15,000,000	15,000,000

Orange Cnty HFA
M/F Housing RB (Charleston Club Apts) Series 2001A (LOC: Fannie Mae)		0.06%		10/07/14	11,130,000	11,130,000

M/F Housing RB (Laurel Oaks Apts II) Series 2007H (LOC: Federal Home Loan Bank)		0.06%		10/07/14	7,480,000	7,480,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
M/F Housing RB (Laurel Oaks Apts) Series 2007G (LOC: Federal Home Loan Bank)		0.06%		10/07/14	8,100,000	8,100,000

M/F Housing RB (Lee Vista Club Apts) Series 2004A (LOC: Fannie Mae)		0.07%		10/07/14	13,900,000	13,900,000

M/F Housing RB (Mystic Cove Apts) Series 2002E (LOC: Fannie Mae)		0.07%		10/07/14	8,365,000	8,365,000

M/F Housing RB (The Cove At Lady Lake Apts) Series 2005A (LOC: Fannie Mae)		0.07%		10/07/14	8,900,000	8,900,000

Orange Cnty IDA
RB (Foundation Academy of Winter Garden) Series 2007 (LOC: Federal Home Loan Bank)		0.09%		10/07/14	8,735,000	8,735,000

Orlando Utilities Commission
Utility System RB Series 2008-1 (LIQ: JPMorgan Chase Bank, NA)		0.04%		10/07/14	41,765,000	41,765,000

Utility System Refunding RB Series 2011A	b	0.15%		04/28/15	10,000,000	10,000,000

Orlando-Orange Cnty Expressway Auth
RB Series 2007A (GTY/LIQ: US Bank, NA)	a,d	0.04%		10/07/14	28,235,000	28,235,000

RB Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.05%		10/07/14	32,545,000	32,545,000

RB Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.06%		10/07/14	3,400,000	3,400,000

RB Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.07%		10/07/14	1,600,000	1,600,000

Palm Beach Cnty
RB (Norton Gallery & School of Art) Series 1995 (LOC: Northern Trust Co)		0.03%		10/07/14	2,500,000	2,500,000

Palm Beach Cnty HFA
M/F Housing RB (Palm Gardens Apts) Series 2007 (LOC: Citibank, NA)		0.14%		10/07/14	2,910,000	2,910,000

Palm Beach Cnty Solid Waste Auth
RB Series 2009A (GTY: Berkshire Hathaway Assurance Corp /LIQ: JPMorgan Chase Bank, NA)	a	0.06%		10/07/14	4,545,000	4,545,000

Pinellas Cnty Educational Facility Auth
Refunding RB (Barry Univ) Series 2007 (LOC: Bank of America, NA)		0.06%		10/07/14	7,905,000	7,905,000

Refunding RB (Shorecrest Preparatory School) Series 2007 (LOC: Northern Trust Co)		0.05%		10/07/14	8,195,000	8,195,000

Pinellas Cnty HFA
M/F Housing RB (Bayside Court) Series 2011 (LOC: Freddie Mac)		0.04%		10/07/14	2,945,000	2,945,000

Polk Cnty
Health System RB (BayCare Health) Series 2012A2	b	0.12%		04/28/15	16,500,000	16,500,000

Polk Cnty IDA
RB (Tremron Lakeland) Series 2011 (LOC: Branch Banking & Trust Co)		0.10%		10/07/14	435,000	435,000

South Florida Water Management District
COP Series 2006 (LOC: US Bank, NA /LIQ: US Bank, NA)	a	0.04%		10/07/14	34,575,000	34,575,000

South Miami Health Facilities Auth
Hospital RB (Baptist Health South Florida) Series 2007 (LIQ: Citibank, NA)	a	0.05%		10/07/14	16,500,000	16,500,000

Hospital RB (Baptist Health South Florida) Series 2007 (LIQ: Credit Suisse AG)	a	0.04%		10/07/14	15,000,000	15,000,000

Tallahassee
Energy System RB Series 2007 (LIQ: Citibank, NA)	a	0.06%		10/07/14	20,000,000	20,000,000

Tampa
Health System RB (BayCare Health) Series 2012B	b	0.12%		04/28/15	19,000,000	19,000,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Tampa Bay Water
Utility System RB Series 2013 (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/14	5,000,000	5,000,000

						749,813,000

Georgia 1.6%
Atlanta Housing Auth
M/F Housing RB (Villages of East Lake Phase II) Series 1999 (LOC: Bank of America, NA)		0.12%		10/07/14	7,940,000	7,940,000

Atlanta Urban Residential Finance Auth
M/F Housing RB (Alta Coventry Station Apts) Series 2007 (LOC: Bank of America, NA)		0.15%		10/07/14	26,885,000	26,885,000

M/F Housing RB (Capitol Gateway Apts) Series 2005 (LOC: Fannie Mae)		0.06%		10/07/14	2,825,000	2,825,000

M/F Housing RB (M St Apts) Series 2003 (LOC: Freddie Mac)	d	0.09%		10/07/14	24,435,000	24,435,000

M/F Housing RB (New Community at East Lake) Series 1996 (LOC: Bank of America, NA)		0.12%		10/07/14	5,200,000	5,200,000

Bartow Cnty Development Auth
Pollution Control RB (Georgia Power Plant Bowen) First Series 2009		0.08%		10/07/14	5,000,000	5,000,000

Columbia Cnty Development Auth
M/F Housing RB (Westwood Club Apts) Series 2002 (LOC: Fannie Mae)		0.06%		10/07/14	3,435,000	3,435,000

East Point Housing Auth
M/F Housing RB (Eagles Creste Apts) Series 2003 (LOC: Freddie Mac)		0.07%		10/07/14	12,525,000	12,525,000

Fulton Cnty Development Auth
Airport Facility RB (FlightSafety International) Series 1999B (GTY: Berkshire Hathaway, Inc (New))		0.05%		10/07/14	9,350,000	9,350,000

Georgia
GO Bonds Series 2007B (LIQ: Wells Fargo & Co)	a	0.04%		10/07/14	7,135,000	7,135,000

Georgia Housing Finance Auth
S/F Mortgage Bonds Series 2013A (LIQ: Deutsche Bank AG)	a	0.06%		10/07/14	5,000,000	5,000,000

Habersham Cnty Development Auth
IDRB (Steelcell of North America) Series 2009 (LOC: Bank of America, NA)		0.15%		10/07/14	780,000	780,000

Houston Cnty Development Auth
Sewage Facility RB (Perdue Farms) Series 2005 (LOC: Rabobank Nederland)		0.08%		10/07/14	5,350,000	5,350,000

Lawrenceville Housing Auth
M/F Housing RB (Chatham Club Apts) Series 2002 (LOC: Fannie Mae)		0.06%		10/07/14	6,800,000	6,800,000

Marietta Housing Auth
M/F Housing RB (Walton Village Apts) Series 2005 (LOC: Freddie Mac)		0.07%		10/07/14	14,300,000	14,300,000

McDonough Housing Auth
M/F Housing RB (Ashley Woods Apts) Series 2008 (LOC: Freddie Mac)		0.06%		10/07/14	6,300,000	6,300,000

Metropolitan Atlanta Rapid Transit Auth
Sales Tax Refunding RB Series 2007B (GTY/LIQ: US Bank, NA)	a	0.04%		10/07/14	20,260,000	20,260,000

Monroe Cnty Development Auth
Pollution Control RB (Georgia Power Plant Scherer) First Series 2008		0.04%		10/01/14	5,800,000	5,800,000

Pollution Control RB (Georgia Power Plant Scherer) First Series 2009		0.10%		10/07/14	7,200,000	7,200,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Municipal Electric Auth of Georgia
Sub Bonds Series 2008B (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.04%		10/07/14	6,100,000	6,100,000

Putnam Cnty Development Auth
Pollution Control RB (Georgia Power Co Plant Branch) Second Series 1997		0.04%		10/01/14	5,900,000	5,900,000

Waycross & Ware Cnty Development Auth
IDRB (Rich Products Corp) Series 2007 (LOC: Bank of America, NA)		0.07%		10/07/14	7,500,000	7,500,000

Winder-Barrow Cnty Jt Development Auth
IDRB (Price Companies) Series 2007 (LOC: Bank of America, NA)		0.15%		10/07/14	6,115,000	6,115,000

Worth Cnty IDA
Refunding IDRB (Seabrook Peanut) Series 1996B (LOC: Federal Home Loan Bank)		0.06%		10/07/14	2,700,000	2,700,000

						204,835,000

Hawaii 0.2%
Hawaii
GO Bonds Series 2007DJ (LIQ: State Street Bank & Trust Company, NA)	a	0.04%		10/07/14	5,000,000	5,000,000

Honolulu
GO Bonds Series 2012A (LIQ: US Bank, NA)	a	0.04%		10/07/14	11,385,000	11,385,000

Univ of Hawaii
Univ RB Series 2006A (GTY/LIQ: Wells Fargo & Co)	a	0.06%		10/07/14	14,590,000	14,590,000

						30,975,000

Idaho 0.1%
Cassia Cnty IDC
IDRB (East Valley Cattle) Series 2006 (LOC: Rabobank Nederland)		0.05%		10/07/14	7,000,000	7,000,000

IDRB (Oak Valley Heifers) Series 2007 (LOC: Rabobank Nederland)		0.07%		10/07/14	1,900,000	1,900,000

						8,900,000

Illinois 5.8%
Aurora
Collateralized S/F Mortgage RB Series 2007D1 (LIQ: Deutsche Bank AG)	a	0.08%		10/07/14	3,725,000	3,725,000

Carol Stream
M/F Housing Refunding RB (St. Charles Square) Series 1997 (LOC: Fannie Mae)		0.07%		10/07/14	8,815,000	8,815,000

Chicago
M/F Housing RB (Lincoln Village Sr Apts) Series 2006 (LOC: BMO Harris Bank NA)		0.06%		10/07/14	4,917,000	4,917,000

Chicago Park District
ULT GO Bonds Series 2010C (LIQ: JPMorgan Chase Bank, NA)	a	0.14%		10/07/14	5,000,000	5,000,000

Chicago Water System
RB Series 2012 (LIQ: Deutsche Bank AG)	a	0.05%		10/07/14	25,595,000	25,595,000

Illinois
GO Bonds Series October 2003B2 (LOC: PNC Bank NA)		0.03%		10/07/14	30,000,000	30,000,000

GO Bonds Series October 2003B3 (LOC: Wells Fargo Bank, NA)		0.03%		10/07/14	21,200,000	21,200,000

GO Bonds Series October 2003B4 (LOC: State Street Bank & Trust Company, NA)		0.04%		10/07/14	17,000,000	17,000,000

GO Bonds Series October 2003B5 (LOC: Royal Bank of Canada)		0.03%		10/07/14	9,000,000	9,000,000

GO Bonds Series October 2003B6 (LOC: Northern Trust Co)		0.04%		10/07/14	11,000,000	11,000,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Illinois Finance Auth
IDRB (Bison Gear & Engineering) Series 2010 (LOC: BMO Harris Bank NA)		0.05%		10/07/14	6,150,000	6,150,000

M/F Housing RB (Autumn Ridge Apts) Series 2005A (LOC: Freddie Mac)		0.04%		10/07/14	5,795,000	5,795,000

M/F Housing RB (New Vistas II Apts) Series 2004 (LOC: Fannie Mae)		0.06%		10/07/14	8,500,000	8,500,000

Pollution Control RB (A.E. Staley Manufacturing) Series 1985 (LOC: Rabobank Nederland)		0.05%		10/07/14	7,500,000	7,500,000

Qualified Residential Rental Bonds (River Oaks) Series 1989 (LOC: Freddie Mac)		0.08%		10/07/14	32,000,000	32,000,000

RB (Advocate Health Care) Series 2012 (LIQ: Deutsche Bank AG)	a	0.05%		10/07/14	12,370,000	12,370,000

RB (Chicago Symphony Orchestra) Series 1994 (LOC: Northern Trust Co)		0.05%		10/07/14	28,600,000	28,600,000

RB (F.C. Harris Pavilion) Series 1994 (LOC: Freddie Mac)		0.08%		10/07/14	22,310,000	22,310,000

RB (Fenwick High School) Series 1997 (LOC: PNC Bank NA)		0.05%		10/07/14	1,750,000	1,750,000

RB (Fenwick High School) Series 2007 (LOC: PNC Bank NA)		0.05%		10/07/14	15,635,000	15,635,000

RB (Ingalls Memorial Hospital) Series 1985C (LOC: JPMorgan Chase Bank, NA)		0.05%		10/07/14	13,900,000	13,900,000

RB (Korex) Series 1990 (LOC: Northern Trust Co)		0.32%		10/07/14	4,000,000	4,000,000

RB (Lake Forest Academy) Series 1994 (LOC: Northern Trust Co)		0.05%		10/07/14	4,000,000	4,000,000

RB (Lake Forest College) Series 2008 (LOC: Northern Trust Co)		0.05%		10/07/14	2,500,000	2,500,000

RB (Northwestern Memorial Healthcare) Series 2013 (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/14	16,280,000	16,280,000

RB (Northwestern Memorial Hospital) Series 2007A3 (LIQ: JPMorgan Chase Bank, NA)		0.05%		10/07/14	9,700,000	9,700,000

RB (Northwestern Memorial Hospital) Series 2009A (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/14	6,000,000	6,000,000

RB (Northwestern Univ) Series 2008D		0.04%		10/07/14	16,000,000	16,000,000

RB (Regency Park at Lincolnwood) Series 1991B (ESCROW/LIQ: JPMorgan Chase Bank, NA)	a	0.07%		10/07/14	7,300,000	7,300,000

RB (Richard H. Driehaus Museum) Series 2005 (LOC: Northern Trust Co)		0.05%		10/07/14	3,800,000	3,800,000

RB (Riverside Health) Series 2006A (LOC: JPMorgan Chase Bank, NA)		0.05%		10/07/14	13,320,000	13,320,000

RB (Univ of Chicago) Series 2013A (LIQ: Credit Suisse AG)	a	0.04%		10/07/14	3,760,000	3,760,000

RB (YMCA of Metropolitan Chicago) Series 2001 (LOC: BMO Harris Bank NA)		0.05%		10/07/14	7,000,000	7,000,000

Refunding RB (North Shore Univ Health) Series 2010 (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/14	3,000,000	3,000,000

Solid Waste Disposal Facility RB (Kuusakoski US) Series 2013 (LOC: Fifth Third Bank)		0.17%		10/07/14	4,000,000	4,000,000

Solid Waste Disposal RB (Waste Management) Series 2003 (LOC: Wells Fargo Bank, NA)		0.06%		10/07/14	18,000,000	18,000,000

Illinois Housing Development Auth
M/F Housing RB (Spring Creek Towers) Series 2004 (LOC: Bank of America, NA)		0.21%		10/07/14	5,255,000	5,255,000

Illinois Regional Transportation Auth
GO Bonds Series 2002A (LIQ: Wells Fargo & Co)	a	0.04%		10/07/14	9,185,000	9,185,000

GO Bonds Series 2005A (LIQ: Rabobank Nederland)	a	0.04%		10/07/14	28,170,000	28,170,000

Illinois Toll Highway Auth
Sr RB Series 2007A1B (LOC: Mizuho Bank Ltd)	d	0.04%		10/07/14	24,000,000	24,000,000

Sr RB Series 2007A2D (LOC: Royal Bank of Canada)		0.04%		10/07/14	19,000,000	19,000,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Sr RB Series 2013A (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/14	10,730,000	10,730,000

Sr RB Series 2013A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/14	9,745,000	9,745,000

Sr Refunding RB Series 2008A1a (LIQ: JPMorgan Chase Bank, NA)	d	0.07%		10/07/14	60,440,000	60,440,000

Sr Refunding RB Series 2008A2 (LIQ: JPMorgan Chase Bank, NA)	d	0.06%		10/07/14	30,000,000	30,000,000

Metropolitan Pier & Exposition Auth
Expansion Project Bonds (McCormick Place) Series 2002A (LIQ: Deutsche Bank AG)	a	0.09%		10/07/14	10,000,000	10,000,000

Expansion Project Bonds (McCormick Place) Series 2002A (LIQ: Deutsche Bank AG)	a	0.11%		10/07/14	12,358,000	12,358,000

Refunding Bonds (McCormick Place) Series 2012B & 2010B1 (LIQ: Deutsche Bank AG)	a	0.09%		10/07/14	28,710,000	28,710,000

Metropolitan Water Reclamation District of Greater Chicago
LT GO Refunding Bonds Series C (LIQ: Branch Banking & Trust Co)	a	0.04%		10/07/14	22,400,000	22,400,000

ULT GO Refunding Bonds Series May 2006 (LIQ: Bank of America, NA)	a	0.09%		10/07/14	6,665,000	6,665,000

Palatine
Special Facility RB (Little City for Community Development) Series 1998 (LOC: Federal Home Loan Bank)		0.06%		10/07/14	5,000,000	5,000,000

Southwestern Illinois Development Auth
Refunding IDRB (Holten Meat) Series 2004 (LOC: US Bank, NA)		0.08%		10/07/14	6,860,000	6,860,000

St. Clair Cnty
Industrial Building Refunding RB (Winchester Apts) Series 1994 (LOC: Fannie Mae)		0.04%		10/07/14	15,550,000	15,550,000

Univ of Illinois
Auxiliary Facilities System RB Series 2009A (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/14	8,995,000	8,995,000

RB Series 2006 (LIQ: Citibank, NA)	a	0.08%		10/07/14	38,260,000	38,260,000

						760,745,000

Indiana 1.3%
Gibson Cnty
Pollution Control RB (Toyota Motor Manufacturing) Series 1997		0.06%		10/07/14	5,000,000	5,000,000

Pollution Control RB (Toyota Motor Manufacturing) Series 2000A		0.06%		10/07/14	10,000,000	10,000,000

Pollution Control RB (Toyota Motor Manufacturing) Series 2001B		0.06%		10/07/14	9,100,000	9,100,000

Indiana Finance Auth
Economic Development RB (IVC Industrial Coatings) Series 2008 (LOC: JPMorgan Chase Bank, NA)		0.09%		10/07/14	6,100,000	6,100,000

Health System RB (Sisters of St. Francis Health Services) Series 2009A (LIQ: Bank of America, NA)	a	0.07%		10/07/14	10,000,000	10,000,000

Health System RB (Sisters of St. Francis Health Services) Series 2009A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/14	10,730,000	10,730,000

Health System Refunding RB (Sisters of St. Francis Health Services) Series 2008C (LIQ: Wells Fargo & Co)	a	0.05%		10/07/14	14,705,000	14,705,000

Midwestern Disaster Relief RB (Ohio Valley Electric Corp) Series 2012B (LOC: Sumitomo Mitsui Banking Corp)		0.07%		10/07/14	10,500,000	10,500,000

RB (Ascension Health) Series 2008E4		0.04%		10/07/14	1,300,000	1,300,000

Refunding & RB (Trinity Health) Series 2009A (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/14	5,500,000	5,500,000

Refunding & RB (Trinity Health) Series 2009A&2010B (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/14	16,750,000	16,750,000

Indiana Health & Educational Facility Financing Auth
RB (Ascension Health) Series 2006 (LIQ: US Bank, NA)	a	0.04%		10/07/14	15,400,000	15,400,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Indiana Housing & Community Development Agency
S/F Mortgage RB Series 2007A (LIQ: JPMorgan Chase Bank, NA)	a	0.11%		10/07/14	2,230,000	2,230,000

Jasper Cnty
Economic Development RB (HGI Dairy) Series 2002 (LOC: AgriBank, FCB)		0.06%		10/07/14	5,275,000	5,275,000

Lafayette
Solid Waste Disposal RB (Tate & Lyle Ingredients) Series 2006 (LOC: Rabobank Nederland)		0.07%		10/07/14	24,200,000	24,200,000

Middlebury Schools Building Corp
First Mortgage Bonds Series 2006A (GTY/LIQ: US Bank, NA)	a	0.04%		10/07/14	10,075,000	10,075,000

Rockport
Pollution Control Refunding RB (American Electric Power) Series 1995A (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.04%		10/07/14	8,500,000	8,500,000

St. Joseph Cnty
RB (Western Manor Apts) Series 1997C (LOC: Federal Home Loan Bank)		0.74%		10/07/14	2,000,000	2,000,000

						167,365,000

Iowa 1.2%
Iowa Finance Auth
Health Facilities RB (UnityPoint Health) Series 2013B2 (LOC: MUFG Union Bank, NA)		0.05%		10/07/14	6,485,000	6,485,000

M/F Housing RB (Country Club Village) Series 2006 (LOC: Freddie Mac)		0.06%		10/07/14	10,530,000	10,530,000

Midwestern Disaster Area RB (Cargill) Series 2009A		0.07%		10/07/14	30,000,000	30,000,000

Midwestern Disaster Area RB (Cargill) Series 2009B		0.07%		10/07/14	25,000,000	25,000,000

Midwestern Disaster Area RB (Cargill) Series 2012A		0.06%		10/07/14	32,500,000	32,500,000

Midwestern Disaster Area RB (HF Chlor-Alkali) Series 2012 (LOC: US Bank, NA)		0.09%		10/07/14	25,000,000	25,000,000

Iowa Higher Education Loan Auth
Private College Facility RB (Univ of Dubuque) Series 2007 (LOC: Fifth Third Bank)		0.06%		10/01/14	7,970,000	7,970,000

Iowa State Board of Regents
Hospital RB Series SUI 2012 (LIQ: Royal Bank of Canada)	a	0.04%		10/07/14	21,000,000	21,000,000

						158,485,000

Kansas 0.4%
Kansas Department of Transportation
Highway Refunding RB Series 2014B1		0.10%	10/01/14	09/01/15	5,000,000	5,000,000

Kansas Development Finance Auth
M/F Housing RB (Springhill Apts) Series 2004B (LOC: Freddie Mac)		0.06%		10/07/14	9,285,000	9,285,000

RB (Sisters of Charity of Leavenworth Health System) Series 2010A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/14	12,715,000	12,715,000

Wichita
Airport Facility Refunding and Improvement RB (FlightSafety International) Series 1999II (GTY: Berkshire Hathaway, Inc (New))		0.05%		10/07/14	26,170,000	26,170,000

						53,170,000

Kentucky 1.0%
Carroll Cnty
Solid Waste Disposal Revenue & Refunding RB (Celotex) Series 2000 (LOC: Bank of America, NA)		0.09%		10/07/14	15,790,000	15,790,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Hopkins Cnty
Industrial Building RB (J-Lok Corp) Series 2007 (LOC: PNC Bank NA)		0.09%		10/07/14	3,250,000	3,250,000

Hopkinsville
Industrial Building RB (Riken Elastomers Corp) Series 2013A (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.07%		10/07/14	4,600,000	4,600,000

Kenton Cnty Airport Board
Special Facilities RB (FlightSafety International) Series 2001A (GTY: Berkshire Hathaway, Inc (New))		0.05%		10/07/14	4,400,000	4,400,000

Kentucky Economic Development Finance Auth
Health Care Refunding RB (Christian Care Communities) Series 2007A (LOC: PNC Bank NA)		0.07%		10/07/14	13,925,000	13,925,000

RB (Catholic Health Initiatives) Series 2011B1	b	0.19%		04/28/15	15,380,000	15,380,000

RB (Catholic Health Initiatives) Series 2011B2	b	0.19%		04/28/15	14,720,000	14,720,000

Kentucky Higher Ed Student Loan Corp
RB Sr Series 2008A1 (LOC: State Street Bank & Trust Company, NA)		0.05%		10/07/14	12,720,000	12,720,000

RB Sr Series 2008A2 (LOC: State Street Bank & Trust Company, NA)		0.05%		10/07/14	14,125,000	14,125,000

Kentucky Housing Corp
Housing RB Series 2005B (LIQ: State Street Bank & Trust Company, NA)		0.05%		10/07/14	5,130,000	5,130,000

Housing RB Series 2005H (LIQ: State Street Bank & Trust Company, NA)		0.05%		10/07/14	4,385,000	4,385,000

Housing RB Series 2006I (LIQ: State Street Bank & Trust Company, NA)		0.05%		10/07/14	12,800,000	12,800,000

M/F Housing RB (Highlands Court Apts) Series 2007 (LOC: PNC Bank NA)		0.09%		10/07/14	3,700,000	3,700,000

Richmond
IDRB (Mikron) Series 1995 (LOC: Bank of America, NA)		0.25%		10/07/14	600,000	600,000

						125,525,000

Louisiana 0.7%
Ascension Parish IDB
RB (BASF SE) Series 2009		0.08%		10/07/14	15,000,000	15,000,000

Louisiana
Gasoline & Fuels Tax RB Series 2006A (ESCROW/LIQ: Citibank, NA)	a	0.06%		10/07/14	6,665,000	6,665,000

GO Bonds Series 2012A (LIQ: Deutsche Bank AG)	a	0.11%		10/07/14	9,000,000	9,000,000

Louisiana HFA
M/F Housing RB (Belmont Village Apts) Series 2009 (LOC: Freddie Mac)		0.04%		10/07/14	8,610,000	8,610,000

M/F Housing RB (Jefferson Lakes Apts) Series 2007 (LOC: Freddie Mac)		0.07%		10/07/14	14,900,000	14,900,000

M/F Housing RB (Lapalco Court Apts) Series 2007 (LOC: Fannie Mae)		0.07%		10/07/14	6,400,000	6,400,000

M/F Housing RB (Palmetto Apts) Series 2004 (LOC: Fannie Mae)		0.08%		10/07/14	2,940,000	2,940,000

Louisiana State Univ
Auxiliary RB Series 2006 (GTY/LIQ: US Bank, NA)	a	0.04%		10/07/14	27,115,000	27,115,000

						90,630,000

Maryland 0.6%
Maryland Community Development Admin
Housing RB Series 2006D&2007B (LIQ: Wells Fargo & Co)	a	0.05%		10/07/14	8,695,000	8,695,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
M/F Development RB (Ft. Washington Manor Sr Housing) Series 2005A (LOC: Citibank, NA)		0.05%		10/07/14	12,670,000	12,670,000

M/F Development RB (Shakespeare Park Apts) Series 2008B (LOC: Freddie Mac)		0.04%		10/07/14	7,200,000	7,200,000

Residential RB Series 2004I (LIQ: State Street Bank & Trust Company, NA)		0.07%		10/07/14	19,000,000	19,000,000

Residential RB Series 2005E, 2006B,F,I&L, 2007D&H (LIQ: Credit Suisse AG)	a	0.04%		10/07/14	8,425,000	8,425,000

Maryland Health & Higher Educational Facilities Auth
RB (MedStar Health) Series 2007 (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.05%		10/07/14	5,000,000	5,000,000

Maryland Industrial Development Financing Auth
Economic Development RB (Paul Reed Smith Guitars) Series 2008 (LOC: PNC Bank NA)		0.07%		10/07/14	7,470,000	7,470,000

Washington Suburban Sanitary Dist
GO BAN Series B (LIQ: State Street Bank & Trust Company, NA)		0.05%		10/07/14	10,000,000	10,000,000

						78,460,000

Massachusetts 1.8%
Massachusetts
GO Bonds Series 2000A (LIQ: Bank of America, NA)		0.04%		10/01/14	12,400,000	12,400,000

GO Refunding Bonds Series 2013A		0.23%	10/02/14	02/01/15	4,000,000	4,000,219

GO Refunding Bonds Series 2014A		0.02%	10/02/14	02/01/15	34,000,000	33,997,715

Massachusetts Bay Transportation Auth
General Transportation System Bonds Series 2000A1 (LIQ: Barclays Bank Plc)		0.04%		10/07/14	16,745,000	16,745,000

Sr Sales Tax Bonds Series 2007A1 (LIQ: Wells Fargo & Co)	a	0.05%		10/07/14	1,095,000	1,095,000

Sr Sales Tax Bonds Series 2010A	b	0.13%		04/28/15	9,210,000	9,210,000

Massachusetts Development Finance Agency
Assisted Living Facility RB (Whaler’s Cove) Series 2001A (LOC: US Bank, NA)		0.05%		10/07/14	11,000,000	11,000,000

First Mortgage RB (Brookhaven at Lexington) Series 2005B (LOC: Bank of America, NA)		0.13%		10/07/14	1,440,000	1,440,000

M/F Housing RB (Archstone Reading Apts) Series 2004A (LOC: Freddie Mac)		0.06%		10/07/14	12,560,000	12,560,000

RB (CIL Realty) Series 2011 (LOC: Manufacturers & Traders Trust Co)		0.04%		10/07/14	7,760,000	7,760,000

RB (Harvard Univ) Series 2010B2 (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/14	1,000,000	1,000,000

Resource Recovery RB (Waste Management) Series 1999 (LOC: Bank of America, NA)		0.06%		10/07/14	10,000,000	10,000,000

Massachusetts Health & Educational Facilities Auth
RB (Amherst College) Series 2005I		0.04%		10/07/14	10,000,000	10,000,000

RB (Partners HealthCare) Series 2010J1 (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/14	3,000,000	3,000,000

RB (UMass) Series 2007E&F (LIQ: US Bank, NA)	a	0.04%		10/07/14	14,815,000	14,815,000

Massachusetts HFA
Housing Bonds Series 2007A&C (LIQ: Citibank, NA)	a	0.09%		10/07/14	11,235,000	11,235,000

Housing Bonds Series 2010B (LIQ: Barclays Bank Plc)	a	0.07%		10/07/14	7,500,000	7,500,000

Housing Bonds Series 2010C (LIQ: Citibank, NA)	a	0.09%		10/07/14	5,700,000	5,700,000

Housing Bonds Series 2013F (LOC: TD Bank NA)		0.05%		10/07/14	13,550,000	13,550,000

Massachusetts School Building Auth
Dedicated Sales Tax Bonds Series 2007A (LIQ: Citibank, NA)	a	0.04%		10/07/14	2,330,000	2,330,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Sr Dedicated Sales Tax Refunding Bonds Series 2012B (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/14	3,330,000	3,330,000

Massachusetts Water Resources Auth
General Refunding RB Series 2008F (LIQ: Bank of New York Mellon)		0.03%		10/07/14	24,500,000	24,500,000

Univ of Massachusetts Building Auth
Facilities RB Sr Series 2008A (LIQ: Barclays Bank Plc)		0.05%		10/07/14	7,130,000	7,130,000

Refunding RB Sr Series 2011-2	b	0.13%		04/28/15	6,345,000	6,345,000

						230,642,934

Michigan 2.9%
Michigan Finance Auth
Hospital RB (CHE Trinity Health) Series 2013MI3 (GTY/LIQ: Royal Bank of Canada)	a	0.04%		10/07/14	15,000,000	15,000,000

Student Loan Refunding RB Series 22A (LOC: State Street Bank & Trust Company, NA)		0.07%		10/07/14	17,000,000	17,000,000

Unemployment Obligation Assessment RB Series 2012A (LIQ: Citibank, NA)	a	0.05%		10/07/14	20,000,000	20,000,000

Michigan Housing Development Auth
Rental Housing RB Series 2000A (LIQ: JPMorgan Chase Bank, NA)		0.06%		10/07/14	37,410,000	37,410,000

Rental Housing RB Series 2005A (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.06%		10/07/14	32,105,000	32,105,000

Rental Housing RB Series 2006D (LIQ: Bank of America, NA)	a	0.14%		10/07/14	1,830,000	1,830,000

Rental Housing RB Series 2006D (LIQ: Bank of America, NA)	a	0.15%		10/07/14	2,880,000	2,880,000

Rental Housing RB Series 2007C (LIQ: JPMorgan Chase Bank, NA)		0.06%		10/07/14	32,295,000	32,295,000

Rental Housing RB Series 2008C (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.06%		10/07/14	10,420,000	10,420,000

Rental Housing RB Series 2008D (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.06%		10/07/14	58,150,000	58,150,000

S/F Mortgage RB Series 2007E (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.06%		10/07/14	25,000,000	25,000,000

S/F Mortgage RB Series 2007F (LIQ: PNC Bank NA)	d	0.05%		10/07/14	78,000,000	78,000,000

Michigan Job Development Auth
Limited Obligation RB (Frankenmuth Bavarian Inn Motor Lodge) Series 1985 (LOC: Comerica Bank)		0.25%	10/01/14	10/07/14	7,100,000	7,100,000

Michigan State Hospital Finance Auth
RB (Ascension Health) Series 2010	b	0.10%		04/28/15	14,755,000	14,755,000

RB (Ascension Health) Series 2010F8	b	0.10%		04/28/15	7,100,000	7,100,000

Michigan State Strategic Fund
Limited Obligation RB (Metaltec Steel Abrasive) Series 2006 (LOC: Comerica Bank)		0.12%		10/07/14	1,135,000	1,135,000

Limited Obligation RB (Mibelloon Dairy) Series 2006 (LOC: Wells Fargo Bank, NA)		0.07%		10/07/14	3,000,000	3,000,000

Limited Obligation RB (YMCA of Greater Grand Rapids) Series 2004 (LOC: Comerica Bank)		0.05%		10/07/14	11,515,000	11,515,000

Limited Obligation RB (YMCA of Greater Grand Rapids) Series 2005 (LOC: Comerica Bank)		0.05%		10/07/14	3,865,000	3,865,000

						378,560,000

Minnesota 0.9%
East Grand Forks
Solid Waste Disposal Refunding RB (American Crystal Sugar) Series 2009 (LOC: CoBank, ACB)		0.06%		10/07/14	19,350,000	19,350,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Hennepin Cnty Housing & Redevelopment Auth
M/F Housing RB (City Apts at Loring Park) Series 2001 (LOC: Fannie Mae)		0.07%		10/07/14	9,250,000	9,250,000

M/F Housing Refunding RB (Stone Arch Apts) Series 2002 (LOC: Fannie Mae)		0.09%		10/07/14	2,800,000	2,800,000

Mendota Heights
Refunding IDRB (Dakota Business Plaza) Series 2000 (LOC: Wells Fargo Bank, NA)		0.25%		10/07/14	2,300,000	2,300,000

Minnesota HFA
Rental Housing Bonds Series 2006B, 2006C1&2007A1 (LIQ: Wells Fargo & Co)	a	0.12%		10/07/14	9,870,000	9,870,000

Residential Housing Finance Bonds Series 2003B (LIQ: Royal Bank of Canada)		0.06%		10/07/14	8,500,000	8,500,000

Residential Housing Finance Bonds Series 2005I (LIQ: Royal Bank of Canada)		0.06%		10/07/14	23,395,000	23,395,000

Residential Housing Finance Bonds Series 2006G (LIQ: Citibank, NA)	a	0.10%		10/07/14	3,470,000	3,470,000

Residential Housing Finance Bonds Series 2009F (LIQ: Federal Home Loan Bank)		0.06%		10/07/14	7,250,000	7,250,000

St. Louis Park
M/F Housing Refunding RB (Urban Park Apts) Series 2010A (LOC: Wells Fargo Bank, NA)		0.09%		10/07/14	2,845,000	2,845,000

Western Minnesota Municipal Power Agency
Power Supply RB Series 2006A (GTY/LIQ: US Bank, NA)	a	0.04%		10/07/14	26,965,000	26,965,000

						115,995,000

Mississippi 0.2%
Mississippi
GO Bonds Series 2007B (LIQ: State Street Bank & Trust Company, NA)	a	0.04%		10/07/14	13,370,000	13,370,000

Mississippi Business Finance Corp
IDRB (Central Mississippi Baking Co) Series 2005 (LOC: Bank of America, NA)		0.20%		10/07/14	3,330,000	3,330,000

Mississippi Development Bank
Special Obligation Bonds Series 2012 (LIQ: Credit Suisse AG)	a	0.04%		10/07/14	3,200,000	3,200,000

Mississippi Home Corp
M/F Housing RB (Edgewood Manor Apts) Series 2008-2 (LOC: Freddie Mac)		0.07%		10/07/14	5,000,000	5,000,000

M/F Housing RB (William Bell Apts) Series 2008-1 (LOC: Fannie Mae)		0.06%		10/07/14	5,360,000	5,360,000

						30,260,000

Missouri 1.7%
Blue Springs IDA
M/F Housing RB (Autumn Place Apts) Series 2004 (LOC: Fannie Mae)		0.09%		10/07/14	7,800,000	7,800,000

Kansas City IDA
M/F Housing RB (Clay Terrace Apts) Series 2006 (LOC: Bank of America, NA)		0.15%		10/07/14	10,105,000	10,105,000

M/F Housing RB (Timberlane Village Apts) Series 1986 (LOC: Wells Fargo Bank, NA)		0.07%		10/07/14	18,400,000	18,400,000

Missouri Health & Educational Facilities Auth
Health Facilities RB (BJC Health) Series 2013B (LIQ: Royal Bank of Canada)	a	0.04%		10/07/14	16,000,000	16,000,000

Health Facilities RB (BJC Health) Series 2013C	b	0.11%		04/28/15	15,000,000	15,000,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Health Facilities RB (Lutheran Sr Services) Series 2000 (LOC: Bank of America, NA)		0.05%		10/07/14	39,510,000	39,510,000

RB (Ascension Health) Series 2008C4		0.04%		10/07/14	10,450,000	10,450,000

St. Charles Cnty IDA
M/F Housing Refunding RB (Time Centre Apts) Series 2004A (LOC: Wells Fargo Bank, NA)		0.16%		10/07/14	15,600,000	15,600,000

M/F Housing Refunding RB (Time Centre Apts) Series 2004B (LOC: Wells Fargo Bank, NA)		0.14%		10/07/14	4,500,000	4,500,000

St. Charles Cnty Public Water Supply District No. 2
COP Series 2005 (LOC: Bank of America, NA)		0.06%		10/07/14	7,295,000	7,295,000

St. Louis IDA
IDRB (Kessler Container) Series 1997A (LOC: Bank of America, NA)		0.35%		10/07/14	800,000	800,000

M/F Housing RB (Black Forest Apts) Series 1997 (LOC: Fannie Mae)		0.06%		10/07/14	4,000,000	4,000,000

M/F Housing RB (General Grant Colonial Village Apts) Series 2003 (LOC: US Bank, NA)		0.07%		10/07/14	16,845,000	16,845,000

M/F Housing RB (Southwest Crossing) Series 2001 (LOC: Freddie Mac)		0.06%		10/07/14	9,500,000	9,500,000

M/F Housing RB (Whispering Lakes Apts) Series 1995 (LOC: Fannie Mae)		0.06%		10/07/14	7,435,000	7,435,000

M/F Housing Refunding RB (Merchandise Mart Apts) Series 2005A (LOC: Freddie Mac)		0.06%		10/07/14	20,475,000	20,475,000

M/F Housing Refunding RB (Pelican Cove) Series 2004 (LOC: Fannie Mae)		0.05%		10/07/14	18,000,000	18,000,000

Washington IDA
IDRB (Missourian Publishing) Series 2006A (LOC: US Bank, NA)		0.07%		10/07/14	5,995,000	5,995,000

IDRB (Pauwels Transformers) Series 1995 (LOC: HSBC Bank USA)		0.31%		10/07/14	300,000	300,000

						228,010,000

Nebraska 0.5%
Douglas Cnty Hospital Auth No.3
Health Facilities Refunding RB (Nebraska Methodist Health) Series 2008 (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.09%		10/07/14	5,265,000	5,265,000

Nebraska Investment Finance Auth
M/F Housing Refunding RB (Pheasant Ridge Apts) Series 2008 (LOC: Freddie Mac)		0.06%		10/07/14	8,950,000	8,950,000

S/F Housing RB Series 2014B (LIQ: Federal Home Loan Bank)		0.05%		10/07/14	17,500,000	17,500,000

Omaha Public Power District
Electric System RB Series 2005A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.05%		10/07/14	22,135,000	22,135,000

Washington Cnty
IDRB (Cargill) Series 2010		0.07%		10/07/14	7,000,000	7,000,000

IDRB (Cargill) Series 2010B		0.07%		10/07/14	10,000,000	10,000,000

						70,850,000

Nevada 1.8%
Clark Cnty
Airport Passenger Facility Charge RB Series 2007A2 (GTY/LIQ: US Bank, NA)	a,d	0.04%		10/07/14	44,740,000	44,740,000

Airport System Sub Lien RB Series 2008A2 (LOC: State Street Bank & Trust Company, NA)		0.05%		10/07/14	6,000,000	6,000,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Airport System Sub Lien RB Series 2011B2 (LOC: Royal Bank of Canada)		0.05%		10/07/14	29,000,000	29,000,000

Economic Development Refunding RB (Bishop Gorman HS) Series 2011 (LOC: Bank of America, NA)		0.05%		10/07/14	9,940,000	9,940,000

IDRB (Southwest Gas Corp) Series 2003A (LOC: Wells Fargo Bank, NA)		0.06%		10/07/14	16,000,000	16,000,000

LT GO Bond Bank Bonds Series 2006 (GTY/LIQ: Wells Fargo & Co)	a	0.06%		10/07/14	17,485,000	17,485,000

Clark Cnty SD
LT GO Bonds Series 2006B (GTY/LIQ: State Street Bank & Trust Company, NA)	a	0.04%		10/07/14	14,630,000	14,630,000

Las Vegas
LT GO Bonds Series 2006B (GTY/LIQ: US Bank, NA)	a	0.04%		10/07/14	24,475,000	24,475,000

Nevada Housing Division
M/F Housing RB (Apache Pines Apts) Series 1999A (LOC: Fannie Mae)		0.05%		10/07/14	4,800,000	4,800,000

M/F Housing RB (Banbridge Apts) Series 2000A (LOC: US Bank, NA)		0.08%		10/07/14	3,800,000	3,800,000

M/F Housing RB (Sierra Pointe Apts) Series 2005 (LOC: Fannie Mae)		0.05%		10/07/14	8,465,000	8,465,000

M/F Housing RB (St. Rose Seniors Apts) Series 2002A (LOC: Fannie Mae)		0.05%		10/07/14	14,770,000	14,770,000

Reno
Health Facility RB (Catholic Healthcare West) Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Credit Suisse AG)	a	0.04%		10/07/14	42,750,000	42,750,000

						236,855,000

New Hampshire 0.4%
New Hampshire Health & Education Facilities Auth
RB (Rivier College) Series 2008 (LOC: JPMorgan Chase Bank, NA)		0.06%		10/07/14	10,800,000	10,800,000

RB (St. Anselm College) Series 2008 (LOC: Federal Home Loan Bank)		0.04%		10/07/14	38,330,000	38,330,000

						49,130,000

New Jersey 1.8%
New Jersey
TRAN Series Fiscal 2015 (GTY/LIQ: JPMorgan Chase Bank, NA)	a	0.04%		10/01/14	61,000,000	61,000,000

New Jersey Economic Development Auth
IDRB (Advanced Drainage Systems) Series 2007 (LOC: PNC Bank NA)		0.09%		10/07/14	3,950,000	3,950,000

RB (Hamilton Industrial Development) Series 1998 (LOC: Wells Fargo Bank, NA)		0.20%		10/07/14	2,400,000	2,400,000

RB (Marina Energy) Series 2006A (LOC: JPMorgan Chase Bank, NA)		0.07%		10/07/14	5,465,000	5,465,000

RB (Research & Manufacturing Corp of America) Series 2006 (LOC: Wells Fargo Bank, NA)		0.20%		10/07/14	2,980,000	2,980,000

Transportation System Bonds Series 2005B&2006A & School Facilities Construction Refunding Bonds Series 2005K (GTY/LIQ: State Street Bank & Trust Company, NA)	a	0.04%		10/07/14	10,000,000	10,000,000

New Jersey Health Care Facilities Financing Auth
RB (Robert Wood Johnson Univ Hospital) Series 2014B (LOC: TD Bank NA)		0.03%		10/07/14	7,500,000	7,500,000

New Jersey Housing & Mortgage Finance Agency
M/F Housing RB 2013 Series 5 (LOC: Citibank, NA)		0.08%		10/07/14	36,060,000	36,060,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
S/F Housing RB Series 2005O (LIQ: Barclays Bank Plc)		0.06%		10/07/14	25,900,000	25,900,000

S/F Housing RB Series 2005Q (LIQ: Barclays Bank Plc)		0.05%		10/07/14	2,710,000	2,710,000

S/F Housing RB Series 2005R (LIQ: TD Bank NA)		0.05%		10/07/14	3,865,000	3,865,000

S/F Housing RB Series 2008Z (LIQ: Royal Bank of Canada)		0.04%		10/07/14	37,035,000	37,035,000

New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2006C (GTY/LIQ: Wells Fargo & Co)	a	0.04%		10/07/14	14,040,000	14,040,000

Rutgers State Univ
GO Bonds Series 2013L (LIQ: Bank of America, NA)	a	0.05%		10/07/14	7,100,000	7,100,000

GO Refunding Bonds Series 2013J&L (LIQ: Deutsche Bank AG)	a	0.05%		10/07/14	11,780,000	11,780,000

						231,785,000

New Mexico 0.1%
Bernalillo Cnty
M/F Housing Refunding RB (Desert Willow Apts) Series 2008 (LOC: US Bank, NA)		0.14%		10/07/14	7,500,000	7,500,000

New Mexico Educational Assistance Foundation
Education Loan Bonds Series 2010-1A3 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.05%		10/07/14	5,710,000	5,710,000

						13,210,000

New York 5.2%
Monroe Security & Safety Systems Local Development Corp
RB Series 2010 (LOC: Manufacturers & Traders Trust Co)		0.04%		10/07/14	36,940,000	36,940,000

Nassau Cnty Interim Finance Auth
Sales Tax Secured Bonds Series 2008A (LIQ: TD Bank NA)		0.04%		10/07/14	9,000,000	9,000,000

Sales Tax Secured Bonds Series 2008B (LIQ: Sumitomo Mitsui Banking Corp)		0.05%		10/07/14	38,890,000	38,890,000

Sales Tax Secured Bonds Series 2008D1 (LIQ: Bank of New York Mellon)		0.05%		10/07/14	14,000,000	14,000,000

New Rochelle IDA
IDRB (West End Phase I) Series 2006 (LOC: Citibank, NA)		0.16%		10/07/14	4,010,000	4,010,000

New York City
GO Bonds Fiscal 1994 Series A6 (LOC: Landesbank Hessen-Thuringen Girozentrale)		0.05%		10/07/14	300,000	300,000

GO Bonds Fiscal 2009 Series H1 (LIQ: Citibank, NA)	a	0.04%		10/07/14	5,000,000	5,000,000

GO Bonds Fiscal 2014 Series A1 (LIQ: Barclays Bank Plc)	a	0.05%		10/07/14	5,330,000	5,330,000

GO Bonds Fiscal 2014 Series I1 (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/14	2,500,000	2,500,000

GO Bonds Fiscal 2015 Series B (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/14	890,000	890,000

New York City Capital Resource Corp
RB Series 2008B1 (LOC: Bank of America, NA)		0.12%		10/07/14	23,030,000	23,030,000

New York City Housing Development Corp
M/F Housing RB Series 2009C1 (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/14	2,620,000	2,620,000

M/F Housing RB Series 2014C3 (LIQ: TD Bank NA)		0.03%		10/07/14	8,000,000	8,000,000

M/F Mortgage RB (50th Ave) Series 2013B (LOC: Wells Fargo Bank, NA)		0.04%		10/07/14	15,000,000	15,000,000

M/F Mortgage RB (Boricua Village Apts) Series 2007A (LOC: Citibank, NA)		0.07%		10/07/14	4,250,000	4,250,000

M/F Mortgage RB (Parkview Apts) Series 2004A (LOC: Citibank, NA)		0.07%		10/07/14	5,935,000	5,935,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
M/F Mortgage RB (White Plains Courtyard Apts) Series 2005A (LOC: Freddie Mac)		0.05%		10/07/14	2,000,000	2,000,000

New York City Municipal Water Finance Auth
Water & Sewer System RB Fiscal 2007 Series CC2 (LIQ: Bank of Nova Scotia)		0.04%		10/01/14	4,280,000	4,280,000

Water & Sewer System RB Fiscal 2008 Series A (LIQ: Branch Banking & Trust Co)	a	0.04%		10/07/14	9,920,000	9,920,000

Water & Sewer System RB Fiscal 2009 Series AA (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/14	7,295,000	7,295,000

Water & Sewer System RB Fiscal 2011 Series EE (LIQ: Deutsche Bank AG)	a	0.05%		10/07/14	6,875,000	6,875,000

Water & Sewer System RB Fiscal 2013 Series CC (LIQ: Morgan Stanley Bank NA)	a	0.05%		10/07/14	2,500,000	2,500,000

Water & Sewer System Second General Resolution RB Fiscal 2012 Series FF (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/14	1,905,000	1,905,000

Water & Sewer System Second General Resolution RB Fiscal 2013 Series BB (LIQ: Morgan Stanley Bank NA)	a	0.05%		10/07/14	2,250,000	2,250,000

New York City Transitional Finance Auth
Building Aid RB Fiscal 2007 Series S1 (LIQ: Citibank, NA)	a	0.05%		10/07/14	23,180,000	23,180,000

Building Aid RB Fiscal 2012 Series S1A (LIQ: Citibank, NA)	a	0.05%		10/07/14	5,625,000	5,625,000

Building Aid RB Fiscal 2013 Series S1 (LIQ: Citibank, NA)	a	0.05%		10/07/14	6,250,000	6,250,000

Future Tax Secured Sub Bonds Fiscal 2012 Series E1 (LIQ: Citibank, NA)	a	0.05%		10/07/14	5,000,000	5,000,000

Future Tax Secured Sub Bonds Fiscal 2014 Series D4 (LIQ: Mizuho Bank Ltd)		0.03%		10/01/14	18,400,000	18,400,000

New York State Dormitory Auth
State Personal Income Tax RB Series 2006C (LIQ: Citibank, NA)	a	0.05%		10/07/14	7,680,000	7,680,000

State Personal Income Tax RB Series 2006D (LIQ: Citibank, NA)	a	0.04%		10/07/14	10,500,000	10,500,000

State Personal Income Tax RB Series 2011C (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/14	4,200,000	4,200,000

State Personal Income Tax RB Series 2014C (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/14	14,000,000	14,000,000

New York State Energy Research & Development Auth
Facilities RB (Consolidated Edison) Series 2005A3 (LOC: Mizuho Bank Ltd)		0.04%		10/07/14	9,100,000	9,100,000

New York State HFA
Housing RB (1501 Lexington Ave) Series 2000A (LOC: Fannie Mae)		0.05%		10/07/14	8,300,000	8,300,000

Housing RB (160 Madison Ave) Series 2013A (LOC: PNC Bank NA)		0.03%		10/01/14	10,120,000	10,120,000

Housing RB (345 E 94th St) Series 1998A (LOC: Freddie Mac)		0.05%		10/07/14	9,000,000	9,000,000

Housing RB (388 Bridge St) Series 2012A (LOC: Manufacturers & Traders Trust Co)		0.05%		10/07/14	15,040,000	15,040,000

Housing RB (600 W 42nd St) Series 2008A (LOC: Fannie Mae)		0.05%		10/07/14	2,000,000	2,000,000

Housing RB (855 Sixth Ave) Series 2013A (LOC: Wells Fargo Bank, NA)		0.04%		10/07/14	42,500,000	42,500,000

Housing RB (Ocean Park Apts) Series 2005A (LOC: Fannie Mae)		0.05%		10/07/14	15,080,000	15,080,000

Housing RB (Related W30th St) Series 2013A (LOC: Wells Fargo Bank, NA)		0.04%		10/07/14	4,105,000	4,105,000

Housing RB (Related-42nd & 10th) Series 2007A (LOC: Freddie Mac)		0.05%		10/07/14	28,500,000	28,500,000

Housing RB (Related-42nd & 10th) Series 2010A (LOC: Freddie Mac)		0.04%		10/07/14	1,200,000	1,200,000

Housing RB (Tribeca Landing) Series 1997A (LOC: Fannie Mae)		0.04%		10/07/14	24,900,000	24,900,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
New York State Mortgage Agency
Homeowner Mortgage RB Series 125 (LIQ: Royal Bank of Canada)		0.05%		10/07/14	17,700,000	17,700,000

Homeowner Mortgage RB Series 132 (LIQ: Royal Bank of Canada)		0.05%		10/01/14	6,800,000	6,800,000

Homeowner Mortgage RB Series 142 (LIQ: Bank of New York Mellon)		0.05%		10/01/14	2,445,000	2,445,000

Homeowner Mortgage RB Series 147 (LIQ: JPMorgan Chase Bank, NA)		0.05%		10/07/14	25,000,000	25,000,000

Homeowner Mortgage RB Series 153 (LIQ: Barclays Bank Plc)		0.05%		10/07/14	9,200,000	9,200,000

New York State Urban Development Corp
State Personal Income Tax RB Series 2013A1 (LIQ: Morgan Stanley Bank NA)	a	0.05%		10/07/14	5,800,000	5,800,000

State Personal Income Tax RB Series 2013C (LIQ: State Street Bank & Trust Company, NA)	a	0.04%		10/07/14	8,000,000	8,000,000

Port Auth of New York & New Jersey
Consolidated Bonds 141st Series (LIQ: Wells Fargo & Co)	a	0.06%		10/07/14	18,855,000	18,855,000

Consolidated Bonds 143rd Series (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		10/07/14	7,870,000	7,870,000

Consolidated Bonds 147th Series (LIQ: Citibank, NA)	a	0.09%		10/07/14	36,820,000	36,820,000

Consolidated Bonds 151st Series (LIQ: Deutsche Bank AG)	a	0.09%		10/07/14	16,000,000	16,000,000

Consolidated Bonds 152nd Series (LIQ: Deutsche Bank AG)	a	0.09%		10/07/14	6,990,000	6,990,000

Consolidated Bonds 152nd Series (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		10/07/14	13,055,000	13,055,000

Consolidated Bonds 169th Series (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		10/07/14	6,440,000	6,440,000

Consolidated Bonds 169th Series (LIQ: Morgan Stanley Bank NA)	a	0.10%		10/07/14	2,635,000	2,635,000

Consolidated Bonds 172nd Series (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		10/07/14	3,080,000	3,080,000

Consolidated Bonds 177th Series (LIQ: Credit Suisse AG)	a	0.04%		10/07/14	1,665,000	1,665,000

Consolidated Bonds 178th Series (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		10/07/14	1,660,000	1,660,000

Consolidated Bonds 185th Series (LIQ: Citibank, NA)	a	0.09%		10/07/14	2,050,000	2,050,000

Consolidated Bonds 185th Series (LIQ: Deutsche Bank AG)	a	0.07%		10/07/14	10,995,000	10,995,000

						680,460,000

North Carolina 0.6%
Charlotte
COP Series 2003F (LIQ: Bank of America, NA)		0.05%		10/07/14	11,485,000	11,485,000

Charlotte-Mecklenburg Hospital Auth
Refunding RB (Carolinas HealthCare) Series 2008A&2011A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.05%		10/07/14	3,605,000	3,605,000

Mecklenburg Cnty
GO Refunding Bonds Series 2009D	b	0.14%		04/28/15	18,290,000	18,290,000

North Carolina Capital Facilities Finance Agency
Recreational Facilities RB (YMCA of Greater Charlotte) Series 2007A (LOC: Branch Banking & Trust Co)		0.05%		10/07/14	4,430,000	4,430,000

North Carolina Infrastructure Finance Corp
COP Series 2007A (LIQ: Wells Fargo & Co)	a	0.04%		10/07/14	19,000,000	19,000,000

North Carolina Medical Care Commission
Hospital Refunding RB (Cone Health) Series 2011B	b	0.16%		04/28/15	7,000,000	7,000,000

North Carolina Ports Auth
Exempt Facility RB (Wilmington Bulk) Series 2001A (LOC: Branch Banking & Trust Co)		0.10%		10/07/14	1,290,000	1,290,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Piedmont Triad Airport Auth
Airport RB Series 2008B (LOC: Branch Banking & Trust Co)		0.07%		10/07/14	2,895,000	2,895,000

Rowan Cnty Industrial Facilities & Pollution Control Financing Auth
IDRB (Taylor Clay Products) Series 2007A (LOC: Wells Fargo Bank, NA)		0.20%		10/07/14	5,215,000	5,215,000

						73,210,000

North Dakota 0.4%
North Dakota HFA
Home Mortgage Finance Program Series 2005C (LIQ: Federal Home Loan Bank)		0.06%		10/07/14	12,000,000	12,000,000

Home Mortgage Finance Program Series 2009B (LIQ: Federal Home Loan Bank)		0.05%		10/07/14	38,145,000	38,145,000

						50,145,000

Ohio 1.1%
Allen Cnty
Hospital Facilities RB (Catholic Healthcare Partners) Series 2010A (LIQ: Deutsche Bank AG)	a	0.06%		10/07/14	7,460,000	7,460,000

Franklin Cnty
RB (OhioHealth) Series 2011C		0.07%	10/02/14	06/03/15	12,800,000	12,800,000

RB (Trinity Health) Series 2013-OH	b	0.11%		04/28/15	15,480,000	15,480,000

Marion Cnty
M/F Housing RB (Avalon Lakes) Series 2006 (LOC: Federal Home Loan Bank)		0.06%		10/07/14	5,260,000	5,260,000

Northeast Ohio Regional Sewer District
Wastewater RB Series 2013 (LIQ: State Street Bank & Trust Company, NA)	a	0.05%		10/07/14	5,000,000	5,000,000

Ohio
GO Bonds Series 2006B		0.04%		10/07/14	20,620,000	20,620,000

GO Refunding RB Series 2014A (LIQ: Morgan Stanley Bank NA)	a	0.05%		10/07/14	6,000,000	6,000,000

Hospital Refunding RB (Cleveland Clinic) Series 2009A (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/14	2,000,000	2,000,000

Ohio Housing Finance Agency
Residential Mortgage RB Series 2007B (LIQ: JPMorgan Chase Bank, NA)		0.06%		10/07/14	53,665,000	53,665,000

Ohio State Air Quality Development Auth
Exempt Facilities RB (Andersons Marathon Ethanol) Series 2007 (LOC: CoBank, ACB)		0.07%		10/07/14	20,000,000	20,000,000

						148,285,000

Oklahoma 0.4%
Oklahoma Turnpike Auth
Second Sr Refunding RB Series 2006B (GTY/LIQ: Royal Bank of Canada)	a	0.04%		10/07/14	55,155,000	55,155,000

Oregon 0.8%
Oregon Health, Housing, Educational & Cultural Facilities Auth
RB (Assumption Village) Series 2001A (LOC: MUFG Union Bank, NA)		0.06%		10/07/14	2,750,000	2,750,000

Oregon Housing & Community Services Dept
S/F Mortgage RB Series 2005F (LIQ: State Street Bank & Trust Company, NA)		0.06%		10/07/14	14,885,000	14,885,000

S/F Mortgage RB Series 2007E (LIQ: JPMorgan Chase Bank, NA)		0.07%		10/07/14	30,000,000	30,000,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
S/F Mortgage RB Series 2007H (LIQ: JPMorgan Chase Bank, NA)		0.07%		10/07/14	30,000,000	30,000,000

S/F Mortgage RB Series 2008C (LIQ: JPMorgan Chase Bank, NA)		0.07%		10/07/14	15,000,000	15,000,000

Oregon State Facilities Auth
RB (Providence Health & Services) Series 2013C		0.09%		10/01/14	12,000,000	12,000,000

Portland CCD
GO Bonds Series 2013 (LIQ: Credit Suisse AG)	a	0.04%		10/07/14	3,835,000	3,835,000

						108,470,000

Pennsylvania 2.3%
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center) Series 2010B1&B2 (GTY/LIQ: Royal Bank of Canada)	a	0.04%		10/07/14	10,990,000	10,990,000

RB (Univ of Pittsburgh Medical Center) Series 2010C (GTY/LIQ: Royal Bank of Canada)	a	0.04%		10/07/14	7,995,000	7,995,000

Butler Cnty IDA
RB (Butler Cnty Family YMCA) Series 2005 (LOC: PNC Bank NA)		0.07%		10/07/14	4,860,000	4,860,000

Cumberland Cnty Municipal Auth
RB (Diakon Luthern Social Ministries) Series 2014B (LOC: Manufacturers & Traders Trust Co)		0.04%		10/07/14	7,455,000	7,455,000

Delaware Cnty IDA
Water Facilities RB (Aqua Pennsylvania) Series 2005A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.08%		10/07/14	9,635,000	9,635,000

Montgomery Cnty Redevelopment Auth
M/F Housing RB (Kingswood Apts) Series 2001A (LOC: Fannie Mae)		0.04%		10/07/14	7,710,000	7,710,000

North Hampton Cnty
RB (Binney & Smith) Series 1997B (LOC: JPMorgan Chase Bank, NA)		0.35%		10/07/14	430,000	430,000

Pennsylvania
GO Bonds Second Series 2007A (LIQ: Branch Banking & Trust Co)	a	0.05%		10/07/14	5,000,000	5,000,000

Pennsylvania HFA
S/F Mortgage RB Series 2002-75A (LIQ: Royal Bank of Canada)		0.04%		10/07/14	13,965,000	13,965,000

S/F Mortgage RB Series 2003-77B (LIQ: Royal Bank of Canada)		0.04%		10/07/14	21,260,000	21,260,000

S/F Mortgage RB Series 2003-79B (LIQ: Royal Bank of Canada)		0.04%		10/07/14	25,580,000	25,580,000

S/F Mortgage RB Series 2004-102C (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.05%		10/07/14	10,000,000	10,000,000

S/F Mortgage RB Series 2004-81C (LIQ: Royal Bank of Canada)		0.04%		10/07/14	9,765,000	9,765,000

S/F Mortgage RB Series 2004-85B (LIQ: TD Bank NA)		0.05%		10/07/14	1,400,000	1,400,000

S/F Mortgage RB Series 2004-85C (LIQ: TD Bank NA)		0.05%		10/07/14	2,000,000	2,000,000

S/F Mortgage RB Series 2005-88B (LIQ: TD Bank NA)		0.05%		10/07/14	19,205,000	19,205,000

S/F Mortgage RB Series 2005-88C (LIQ: TD Bank NA)		0.05%		10/07/14	13,720,000	13,720,000

S/F Mortgage RB Series 2005-91B (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.05%		10/07/14	26,100,000	26,100,000

S/F Mortgage RB Series 2006-93, 94&95A, 2007-97&98A (LIQ: Morgan Stanley Bank NA)	a	0.11%		10/07/14	1,278,639	1,278,639

S/F Mortgage RB Series 2006-93B (LIQ: Sumitomo Mitsui Banking Corp)		0.05%		10/07/14	32,000,000	32,000,000

S/F Mortgage RB Series 2006-94B (LIQ: TD Bank NA)		0.05%		10/07/14	22,870,000	22,870,000

S/F Mortgage RB Series 2007-100C (LIQ: Sumitomo Mitsui Banking Corp)		0.05%		10/07/14	22,935,000	22,935,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
S/F Mortgage RB Series 2013-115A (LIQ: JPMorgan Chase Bank, NA)	a	0.09%		10/07/14	500,000	500,000

Philadelphia
Airport Refunding RB Series 2005C2 (LOC: Royal Bank of Canada)		0.05%		10/07/14	15,550,000	15,550,000

Philadelphia IDA
Healthcare RB (Greater Philadelphia Health Action) Series 2008 (LOC: Bank of America, NA)		0.10%		10/07/14	2,040,000	2,040,000

						294,243,639

Rhode Island 0.1%
Rhode Island Housing & Mortgage Finance Corp
Homeownership Opportunity Bonds Series 56A (LIQ: Citibank, NA)	a	0.10%		10/07/14	7,355,000	7,355,000

Homeownership Opportunity Bonds Series 56A (LIQ: Morgan Stanley Bank NA)	a	0.11%		10/07/14	7,350,000	7,350,000

						14,705,000

South Carolina 0.7%
Charleston Educational Excellence Financing Corporation
Installment Purchase Refunding RB Series 2013B (LIQ: Credit Suisse AG)	a	0.04%		10/07/14	575,000	575,000

South Carolina Housing Finance & Development Auth
M/F Rental Housing Refunding RB (Bayside Apts) Series 2004 (LOC: Wells Fargo Bank, NA)		0.10%		10/07/14	16,525,000	16,525,000

M/F Rental Housing Refunding RB (Fairway Apts) Series 2001A (LOC: Fannie Mae)		0.06%		10/07/14	7,735,000	7,735,000

South Carolina Jobs Economic Development Auth
IRB (South Carolina Electric & Gas) Series 2008 (LOC: Branch Banking & Trust Co)		0.07%		10/07/14	6,935,000	6,935,000

IRB (South Carolina Generating) Series 2008 (LOC: Branch Banking & Trust Co)		0.07%		10/07/14	4,600,000	4,600,000

RB (Holcim) Series 2003 (LOC: Comerica Bank)		0.09%		10/07/14	25,000,000	25,000,000

South Carolina Transportation Infrastructure Bank
RB Series 2007A (GTY/LIQ: US Bank, NA)	a	0.04%		10/07/14	25,045,000	25,045,000

						86,415,000

South Dakota 0.8%
South Dakota Housing Development Auth
Homeownership Mortgage Bonds Series 2005C (LIQ: Bank of New York Mellon)		0.05%		10/07/14	41,000,000	41,000,000

Homeownership Mortgage Bonds Series 2008C (LIQ: Federal Home Loan Bank)		0.06%		10/07/14	50,000,000	50,000,000

M/F Housing RB (Harmony Heights) Series 2001 (LOC: Fannie Mae)		0.07%		10/07/14	6,500,000	6,500,000

South Dakota Value Added Finance Auth
Solid Waste Disposal RB (Lincoln Land) Series 2014 (LOC: AgriBank, FCB)		0.07%		10/07/14	5,500,000	5,500,000

						103,000,000

Tennessee 0.7%
Blount Cnty Public Building Auth
Local Government Series E5B (LOC: Branch Banking & Trust Co)		0.05%		10/07/14	6,135,000	6,135,000

Chattanooga IDB
Lease Rental Refunding RB Series 2007 (LIQ: Royal Bank of Canada)	a	0.06%		10/07/14	7,000,000	7,000,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Clarksville Public Building Auth
Pooled Financing RB (Tennessee Municipal Bond Fund) Series 1997 (LOC: Bank of America, NA)		0.07%		10/07/14	1,400,000	1,400,000

Pooled Financing RB (Tennessee Municipal Bond Fund) Series 1999 (LOC: Bank of America, NA)		0.07%		10/07/14	5,130,000	5,130,000

Grundy Cnty IDB
Limited Obligation RB (Toyo Seat USA) Series 2001 (LOC: Comerica Bank)		0.14%		10/07/14	900,000	900,000

Jackson Health, Educational & Housing Facility Board
M/F Housing RB (Patrician Terrace Apts) Series 2005 (LOC: Fannie Mae)		0.04%		10/07/14	2,100,000	2,100,000

Memphis & Shelby Cnty Sports Auth
Refunding RB (Memphis Arena) Series 2007C&D (GTY/LIQ: State Street Bank & Trust Company, NA)	a	0.04%		10/07/14	12,795,000	12,795,000

Metro Government of Nashville & Davidson Cnty Health & Educational Facilities Board
M/F Housing RB (Burning Tree Apts) Series 2005 (LOC: Fannie Mae)		0.06%		10/07/14	7,530,000	7,530,000

M/F Housing RB (Weatherly Ridge Apts) Series 2006A (LOC: US Bank, NA)		0.08%		10/07/14	5,000,000	5,000,000

M/F Housing Refunding RB (Brentwood Oaks Apts) Series 1991 (LOC: Fannie Mae)		0.05%		10/07/14	11,320,000	11,320,000

Montgomery Cnty Public Building Auth
Pooled Financing RB (Tennessee Cnty Loan Pool) Series 1995 (LOC: Bank of America, NA)	a	0.07%		10/07/14	820,000	820,000

Pooled Financing RB (Tennessee Cnty Loan Pool) Series 1997 (LOC: Bank of America, NA)		0.07%		10/07/14	16,500,000	16,500,000

Sevier Cnty Public Building Auth
Public Improvement Bonds Series VA1 (LOC: Branch Banking & Trust Co)		0.11%		10/07/14	11,140,000	11,140,000

Shelby Cnty Health, Educational & Housing Facilities Board
RB (Methodist Healthcare) Series 2004B (GTY: Berkshire Hathaway Assurance Corp /LIQ: JPMorgan Chase Bank, NA)	a	0.07%		10/07/14	7,495,000	7,495,000

						95,265,000

Texas 9.4%
Alamo CCD
LT Refunding Bonds Series 2012 (LIQ: Credit Suisse AG)	a	0.04%		10/07/14	6,670,000	6,670,000

Austin
Water & Wastewater System Refunding RB Series 2006A (LIQ: Wells Fargo & Co)	a	0.06%		10/07/14	17,205,000	17,205,000

Calhoun Cnty Navigation District
Solid Waste Disposal RB (Formosa Plastics) Series 2000 (LOC: JPMorgan Chase Bank, NA)		0.07%		10/07/14	12,500,000	12,500,000

Calhoun Cnty Navigation IDA
Port RB (Formosa Plastics) Series 2011C (LOC: Sumitomo Mitsui Banking Corp)		0.08%		10/07/14	17,500,000	17,500,000

Calhoun Port Auth
Environmental Facilities RB (Formosa Plastics) Series 2011B (LOC: Sumitomo Mitsui Banking Corp)		0.08%		10/07/14	33,800,000	33,800,000

Camino Real Regional Mobility Auth
Sr Lien Vehicle Registration Fee RB Series 2014 (LIQ: Deutsche Bank AG)	a	0.06%		10/07/14	11,170,000	11,170,000

Capital IDC
Solid Waste Disposal RB (Texas Disposal Systems) Series 2001 (LOC: MUFG Union Bank, NA)		0.09%		10/07/14	7,930,000	7,930,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Clear Creek ISD
ULT Refunding Bonds Series 2008A (GTY: TX Permanent School Fund /LIQ: Bank of America, NA)	a	0.09%		10/07/14	5,000,000	5,000,000

Collin Cnty HFA
M/F Housing RB (Huntington Apts) Series 1996 (LOC: Northern Trust Co)		0.05%		10/07/14	12,305,000	12,305,000

Cypress-Fairbanks ISD
ULT GO Bonds Series 2005A (GTY: TX Permanent School Fund /LIQ: Wells Fargo & Co)	a	0.06%		10/07/14	14,665,000	14,665,000

Dallam Cnty IDC
Economic Development RB (Hillmar Cheese) Series 2010 (LOC: CoBank, ACB)		0.04%		10/07/14	20,000,000	20,000,000

Economic Development Refunding RB (Hilmar Cheese) Series 2009 (LOC: CoBank, ACB)		0.04%		10/07/14	24,500,000	24,500,000

Dallas Area Rapid Transit
Sr Lien Sales Tax RB Series 2008 (LIQ: Citibank, NA)	a	0.05%		10/07/14	22,100,000	22,100,000

El Paso Cnty Hospital District
GO Bonds Series 2008A (LIQ: JPMorgan Chase Bank, NA)	a	0.06%		10/07/14	13,395,000	13,395,000

Grand Parkway Transportation Corp
Sub Tier Toll RB Series 2013B (LIQ: Bank of America, NA)	a	0.05%		10/07/14	11,000,000	11,000,000

Sub Tier Toll RB Series 2013B (LIQ: Deutsche Bank AG)	a	0.10%		10/07/14	24,070,000	24,070,000

Sub Tier Toll RB Series 2013B (LIQ: State Street Bank & Trust Company, NA)	a	0.05%		10/07/14	35,600,000	35,600,000

Greater East Texas Higher Education Auth
Student Loan RB Series 1992B (LOC: State Street Bank & Trust Company, NA)		0.07%		10/07/14	35,200,000	35,200,000

Student Loan RB Series 1993B (LOC: State Street Bank & Trust Company, NA)		0.07%		10/07/14	32,000,000	32,000,000

Student Loan RB Series 1995B (LOC: State Street Bank & Trust Company, NA)		0.07%		10/07/14	36,000,000	36,000,000

Greater Texas Student Loan Corp
Student Loan RB Series 1998A (LOC: State Street Bank & Trust Company, NA)		0.07%		10/07/14	35,000,000	35,000,000

Student Loan RB Series 2000A (LOC: State Street Bank & Trust Company, NA)		0.07%		10/07/14	35,000,000	35,000,000

Gulf Coast IDA
RB (ExxonMobil) Series 2012		0.03%		10/01/14	6,300,000	6,300,000

Gulf Coast Waste Disposal Auth
Environmental Facilities RB (ExxonMobil) Series 2001A		0.03%		10/01/14	15,300,000	15,300,000

Hale Cnty IDC
Economic Development RB (Silverado Texas Developments) Series 2008 (LOC: Rabobank Nederland)		0.07%		10/07/14	5,400,000	5,400,000

IDRB (Struikmans Ramona) Series 2003 (LOC: Rabobank Nederland)		0.07%		10/07/14	3,000,000	3,000,000

IDRB (White River Ranch) Series 2004 (LOC: Wells Fargo Bank, NA)		0.07%		10/07/14	4,000,000	4,000,000

Harris Cnty Cultural Education Facilities Finance Corp
Hospital RB (Memorial Hermann Health) Series 2014C		0.03%		10/07/14	10,000,000	10,000,000

Hospital Refunding RB (Memorial Hermann Healthcare) Series 2010B (GTY/LIQ: Royal Bank of Canada)	a	0.04%		10/07/14	11,000,000	11,000,000

Harris Cnty Housing Finance Corp
M/F Housing RB (Baypointe Apts) Series 2006 (LOC: Citibank, NA)		0.08%		10/07/14	12,220,000	12,220,000

M/F Housing RB (Dominion Square Apts) Series 2000 (LOC: PNC Bank NA)		0.14%		10/07/14	2,825,000	2,825,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
M/F Housing RB (Village At Cornerstone Apts) Series 2004 (LOC: Fannie Mae)		0.07%		10/07/14	7,515,000	7,515,000

Houston
Water & Sewer System First Lien Refunding RB Series 2004A&2007B (LIQ: Deutsche Bank AG)	a	0.11%		10/07/14	1,525,000	1,525,000

Water & Sewer System Jr Lien Refunding RB Series 1998A (GTY/LIQ: Wells Fargo & Co)	a	0.04%		10/07/14	17,890,000	17,890,000

Houston ISD
LT GO Bonds Series 2008 (GTY: TX Permanent School Fund /LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/14	4,995,000	4,995,000

Houston Port Auth
ULT Refunding Bonds Series 2008A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/14	12,610,000	12,610,000

Lavaca-Navidad River Auth
Water Contract RB (Formosa Plastics) Series 1990 (LOC: Bank of America, NA)		0.06%		10/07/14	12,800,000	12,800,000

Leander ISD
ULT GO Refunding Bonds Series 2008 (GTY: TX Permanent School Fund /LIQ: Citibank, NA)	a	0.05%		10/07/14	4,950,000	4,950,000

North Central Texas Health Facilities Development Corp
Hospital RB (Children’s Medical Center of Dallas) Series 2009 (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/14	8,495,000	8,495,000

North East ISD
ULT Bonds Series 2007A (GTY: TX Permanent School Fund /LIQ: US Bank, NA)	a	0.04%		10/07/14	10,485,000	10,485,000

North Texas Municipal Water District
Water System RB Series 2008 (LIQ: Bank of America, NA)	a	0.06%		10/07/14	10,000,000	10,000,000

North Texas Tollway Auth
Refunding RB Series 2008 (GTY: Berkshire Hathaway Assurance Corp /LIQ: Morgan Stanley Bank NA)	a	0.05%		10/07/14	6,000,000	6,000,000

System RB Series 2011A (LIQ: Citibank, NA)	a	0.05%		10/07/14	7,715,000	7,715,000

System RB Series 2011A (LIQ: Citibank, NA)	a	0.07%		10/07/14	9,940,000	9,940,000

Northwest ISD
ULT Refunding Bonds Series 2005 (GTY: TX Permanent School Fund /LIQ: US Bank, NA)	a	0.04%		10/07/14	18,335,000	18,335,000

Port Arthur Navigation District IDC
Exempt Facilities RB (Total Petrochemicals & Refining USA) Series 2012A		0.05%		10/07/14	30,000,000	30,000,000

Exempt Facilities RB (Total Petrochemicals & Refining USA) Series 2012B		0.05%		10/07/14	15,000,000	15,000,000

Round Rock ISD
ULT Bonds Series 2007 (GTY: TX Permanent School Fund /LIQ: Wells Fargo & Co)	a	0.06%		10/07/14	11,390,000	11,390,000

San Antonio
Electric & Gas Systems Refunding RB New Series 2007 (LIQ: Branch Banking & Trust Co)	a	0.04%		10/07/14	5,180,000	5,180,000

Electric & Gas Systems Refunding RB New Series 2009A (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/14	5,000,000	5,000,000

Higher Education RB (Trinity Univ) Series 2014 (LIQ: Deutsche Bank AG)	a	0.05%		10/07/14	8,495,000	8,495,000

Refunding Lease RB Series 2012 (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/14	10,705,000	10,705,000

Water System Refunding RB Series 2005 (LIQ: Citibank, NA)	a	0.04%		10/07/14	41,555,000	41,555,000

San Antonio Public Facilities Corp
Lease Refunding RB Series 2012 (LIQ: State Street Bank & Trust Company, NA)	a	0.04%		10/07/14	10,000,000	10,000,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Refunding Lease RB Series 2012 (LIQ: Deutsche Bank AG)	a	0.05%		10/07/14	8,250,000	8,250,000

Southeast Housing Finance Corp
M/F Housing RB (Piedmont Apts) Series 2006 (LOC: Fannie Mae)		0.07%		10/07/14	13,235,000	13,235,000

Tarrant Cnty Cultural Education Facilities Finance Corp
RB (Texas Health Resources) Series 2008B		0.04%		10/07/14	13,485,000	13,485,000

RB (Texas Health Resources) Series 2010 (LIQ: Wells Fargo Bank, NA)	a	0.05%		10/07/14	6,500,000	6,500,000

Refunding RB (Texas Health Resources) Series 2007A (LIQ: Bank of America, NA)	a	0.09%		10/07/14	1,125,000	1,125,000

Refunding RB (Texas Health Resources) Series 2007A (LIQ: Morgan Stanley Bank NA)	a	0.05%		10/07/14	51,720,000	51,720,000

Texas
GO Bonds (Veterans’ Housing Assistance Program-Fund II) Series 2008A (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.06%		10/07/14	20,000,000	20,000,000

GO Bonds Series 1994A1 (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.06%		10/07/14	5,400,000	5,400,000

GO Bonds Series 2002A2		0.06%		10/07/14	19,350,000	19,350,000

GO Bonds Series 2004B (LIQ: Sumitomo Mitsui Banking Corp)		0.06%		10/07/14	415,000	415,000

GO Bonds Series 2010C (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.05%		10/07/14	39,635,000	39,635,000

GO Refunding Bonds Series 1999A (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.06%		10/07/14	16,030,000	16,030,000

Veterans Bonds Series 2014A (LIQ: Bank of America, NA)		0.04%		10/07/14	10,970,000	10,970,000

Veterans Bonds Series 2014D (LIQ: State Street Bank & Trust Company, NA)		0.04%		10/07/14	15,000,000	15,000,000

Texas City Industrial Development Corp
IDRB (NRG Energy) Series 2012 (LOC: Bank of America, NA)		0.06%		10/07/14	7,000,000	7,000,000

Texas Dept of Housing & Community Affairs
M/F Housing RB (Atascocita Pines Apts) Series 2005 (LOC: Fannie Mae)		0.07%		10/07/14	11,090,000	11,090,000

M/F Housing RB (Creek Point Apts) Series 2000 (LOC: Freddie Mac)		0.07%		10/07/14	5,660,000	5,660,000

M/F Housing RB (Lancaster Apts) Series 2007 (LOC: Fannie Mae)		0.07%		10/07/14	9,845,000	9,845,000

M/F Housing RB (Villas at Henderson) Series 2006 (LOC: Citibank, NA)		0.09%		10/07/14	6,720,000	6,720,000

M/F Housing Refunding RB (Addison Park Apts) Series 2008 (LOC: Freddie Mac)		0.07%		10/07/14	13,005,000	13,005,000

M/F Housing Refunding RB (Alta Cullen Apts) Series 2008 (LOC: Freddie Mac)		0.06%		10/07/14	12,200,000	12,200,000

S/F Mortgage RB Series 2007A (LIQ: Texas)		0.06%		10/07/14	38,565,000	38,565,000

S/F Mortgage RB Series 2007B (LIQ: Bank of America, NA)	a	0.14%		10/07/14	2,337,000	2,337,000

S/F Mortgage RB Series 2007B (LIQ: Wells Fargo & Co)	a	0.07%		10/07/14	22,120,000	22,120,000

Texas State Univ System
Refunding RB Series 2014 (LIQ: Deutsche Bank AG)	a	0.05%		10/07/14	29,025,000	29,025,000

Revenue Financing System RB Series 2006 (LIQ: US Bank, NA)	a	0.04%		10/07/14	19,040,000	19,040,000

Texas Transportation Commission
GO Mobility Bonds Series 2005B (LIQ: Royal Bank of Canada)		0.04%		10/07/14	12,820,000	12,820,000

GO Mobility Fund Bonds Series 2005A (ESCROW/LIQ: Citibank, NA)	a	0.04%		10/07/14	3,790,000	3,790,000

Mobility Fund Refunding Bonds Series 2014 (LIQ: Morgan Stanley Bank NA)	a	0.05%		10/07/14	4,000,000	4,000,000

Texas Water Development Board
GO Bonds Series 2007D (LIQ: Deutsche Bank AG)	a	0.08%		10/07/14	5,800,000	5,800,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Univ of Texas
Revenue Financing System Bonds Series 2012B (LIQ: Royal Bank of Canada)	a	0.04%		10/07/14	8,000,000	8,000,000

						1,235,367,000

Utah 0.8%
Clearfield
M/F Housing Refunding RB (Oakstone Apts) Series 2008 (LOC: Fannie Mae)		0.08%		10/07/14	12,100,000	12,100,000

Riverton
Hospital RB (IHC Health Services) Series 2009 (LIQ: Wells Fargo & Co)	a	0.05%		10/07/14	18,695,000	18,695,000

Hospital Refunding RB (IHC Health Services) Series 2012A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.05%		10/07/14	10,935,000	10,935,000

Salt Lake Cnty Housing Auth
M/F Housing Refunding RB (Bridgeside Landing Apts) Series 2008 (LOC: Fannie Mae)		0.08%		10/07/14	14,225,000	14,225,000

Utah Cnty
Hospital RB (IHC Health Services) Series 2002B (LIQ: US Bank, NA)		0.05%		10/07/14	15,400,000	15,400,000

Hospital RB (IHC Health Services) Series 2014	b	0.10%		04/28/15	7,600,000	7,600,000

Hospital RB (IHC Health Services) Series 2014C	b	0.10%		04/28/15	8,000,000	8,000,000

Utah Housing Corp
M/F Housing RB (Tanglewood Apts) Series 2004A (LOC: Citibank, NA)		0.09%		10/07/14	9,000,000	9,000,000

Utah Transit Auth
Sales Tax RB Series 2008A (LIQ: Credit Suisse AG)	a	0.04%		10/07/14	13,500,000	13,500,000

						109,455,000

Virginia 2.1%
Fairfax Cnty IDA
Health Care RB (Inova Health) Series 2012C	b	0.12%		04/28/15	19,640,000	19,640,000

Harrisonburg IDA
Refunding RB (Mennonite Retirement Community) Series 2006B (LOC: Branch Banking & Trust Co)		0.05%		10/07/14	2,915,000	2,915,000

King George Cnty
Solid Waste Disposal Facility RB (Garnet) Series 1996 (LOC: JPMorgan Chase Bank, NA)		0.06%		10/07/14	3,700,000	3,700,000

Metropolitan Washington Airports Auth
Airport System RB Series 2005A (LIQ: Citibank, NA)	a	0.10%		10/07/14	9,800,000	9,800,000

Airport System RB Series 2006A (LIQ: Citibank, NA)	a	0.12%		10/07/14	74,600,000	74,600,000

Airport System RB Series 2007B (LIQ: Deutsche Bank AG)	a	0.07%		10/07/14	3,860,000	3,860,000

Airport System RB Series 2007B (LIQ: Deutsche Bank AG)	a	0.08%		10/07/14	11,025,000	11,025,000

Airport System RB Series 2007B (LIQ: Deutsche Bank AG)	a	0.12%		10/07/14	8,995,000	8,995,000

Airport System RB Series 2007B (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/14	5,000,000	5,000,000

Airport System RB Series 2008A (LIQ: Deutsche Bank AG)	a	0.07%		10/07/14	29,135,000	29,135,000

Airport System RB Series 2008A (LIQ: Deutsche Bank AG)	a	0.08%		10/07/14	15,400,000	15,400,000

Airport System Refunding RB Series 2010C1 (LOC: Barclays Bank Plc)	d	0.05%		10/02/14	61,350,000	61,350,000

Norfolk Economic Development Auth
Hospital Facilities RB (Sentara Healthcare) Series 2010B	b	0.16%		04/28/15	10,810,000	10,810,000

Hospital Facilities RB (Sentara Healthcare) Series 2012A	b	0.12%		04/28/15	15,850,000	15,850,000

						272,080,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Washington 3.2%
Central Puget Sound Regional Transit Auth
Sales Tax Bonds Series 2007A (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/14	7,855,000	7,855,000

King Cnty
Sewer Refunding RB Series 2011B (LIQ: Barclays Bank Plc)	a	0.06%		10/07/14	7,785,000	7,785,000

Sewer Refunding RB Series 2011B (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/14	6,950,000	6,950,000

King Cnty Housing Auth
RB (Greenbridge Redevelopment-Salmon Creek Apts) Series 2007 (LOC: Bank of America, NA)		0.06%		10/07/14	4,050,000	4,050,000

Port of Seattle
RB Series 2007B (LIQ: Wells Fargo Bank, NA)	a	0.10%		10/07/14	5,565,000	5,565,000

Sub Lien Refunding RB Series 2008 (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.05%		10/07/14	60,000,000	60,000,000

Seattle
Drainage & Wastewater RB 2008 (LIQ: Citibank, NA)	a	0.04%		10/07/14	8,090,000	8,090,000

Washington
GO Bonds Series 2003C (LIQ: Morgan Stanley Bank NA)	a	0.05%		10/07/14	7,600,000	7,600,000

GO Bonds Series 2005D (ESCROW/LIQ: US Bank, NA)	a	0.04%		10/07/14	11,030,000	11,030,000

GO Bonds Series 2007C (LIQ: Citibank, NA)	a	0.05%		10/07/14	23,315,000	23,315,000

GO Bonds Series 2009E (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/14	5,000,000	5,000,000

GO Bonds Series 2011B (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/14	4,000,000	4,000,000

GO Bonds Series 2012C (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/14	5,000,000	5,000,000

GO Bonds Series 2014A (LIQ: Morgan Stanley Bank NA)	a	0.05%		10/07/14	2,500,000	2,500,000

GO Bonds Series 2014D (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/14	6,000,000	6,000,000

GO Refunding Bonds Series R2010B (LIQ: Bank of America, NA)	a	0.05%		10/07/14	10,000,000	10,000,000

Motor Vehicle Fuel Tax GO Bonds Series 2008B (LIQ: Morgan Stanley Bank NA)	a	0.05%		10/07/14	12,505,000	12,505,000

Washington Economic Development Finance Auth
Solid Waste Disposal RB (Heirborne Investments) Series 2006K (LOC: MUFG Union Bank, NA)		0.07%		10/07/14	4,805,000	4,805,000

Solid Waste Disposal RB (Waste Management) Series 2000C (LOC: Bank of America, NA)		0.06%		10/07/14	17,900,000	17,900,000

Solid Waste Disposal RB (Waste Management) Series 2000I (LOC: Bank of America, NA)		0.06%		10/07/14	20,885,000	20,885,000

Washington Health Care Facilities Auth
RB (Catholic Health Initiatives) Series 2013B1	b	0.19%		04/28/15	16,000,000	16,000,000

RB (Catholic Health Initiatives) Series 2013B2	b	0.19%		04/28/15	13,000,000	13,000,000

RB (MultiCare Health System) Series 2009A (LIQ: Royal Bank of Canada)	a	0.06%		10/07/14	8,110,000	8,110,000

RB (PeaceHealth) Series 2008A (GTY/LIQ: Wells Fargo & Co)	a	0.07%		10/07/14	15,365,000	15,365,000

RB (Providence Health & Services) Series 2010A (LIQ: Bank of America, NA)	a	0.04%		10/07/14	10,180,000	10,180,000

RB (Providence Heath & Services) Series 2014C (LIQ: Bank of America, NA)	a	0.04%		10/07/14	7,485,000	7,485,000

Washington State Housing Finance Commission
M/F Housing RB (Anchor Village Apts) Series 1997 (LOC: Fannie Mae)		0.08%		10/07/14	10,750,000	10,750,000

M/F Housing RB (Brittany Park Phase II) Series 1998A (LOC: Fannie Mae)		0.09%		10/07/14	3,480,000	3,480,000

M/F Housing RB (Forest Creek Apts) Series 2006 (LOC: Fannie Mae)		0.08%		10/07/14	13,680,000	13,680,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
M/F Housing RB (Highlander Apts) Series 2004A (LOC: Freddie Mac)		0.06%		10/07/14	7,000,000	7,000,000

M/F Housing RB (Kitts Corner Apts) Series 2014 (LOC: Federal Home Loan Bank)		0.06%		10/07/14	7,000,000	7,000,000

M/F Housing RB (Lakewood Meadows Apts) Series 2000A (LOC: Fannie Mae)		0.09%		10/07/14	6,280,000	6,280,000

M/F Housing RB (Merrill Gardens) Series 1997A (LOC: Fannie Mae)		0.08%		10/07/14	6,125,000	6,125,000

M/F Housing RB (Parkview Apts) Series 2008 (LOC: Freddie Mac)		0.09%		10/07/14	3,060,000	3,060,000

M/F Housing RB (Rainier Court Apts) Series 2003A (LOC: Fannie Mae)		0.08%		10/07/14	12,750,000	12,750,000

M/F Housing RB (Seasons Apts) Series 2006 (LOC: Fannie Mae)		0.09%		10/07/14	19,940,000	19,940,000

M/F Housing RB (Willow Tree Grove Apts) Series 2011 (LOC: Freddie Mac)		0.03%		10/07/14	4,780,000	4,780,000

M/F Housing RB (Woodrose Apts) Series 1999A (LOC: Fannie Mae)		0.09%		10/07/14	6,750,000	6,750,000

M/F Mortgage RB (Meridian Court Apts) Series 1996 (LOC: Fannie Mae)		0.08%		10/07/14	6,700,000	6,700,000

M/F RB (Cedar Ridge) Series 2005A (LOC: Federal Home Loan Bank)		0.08%		10/07/14	4,030,000	4,030,000

Nonprofit Housing RB (ECCO Properties) Series 2008A (LOC: KeyBank NA)		0.14%		10/07/14	7,000,000	7,000,000

						420,300,000

West Virginia 0.4%
Cabell Cnty
Univ Facilities RB (Provident Group) Series 2010A (LOC: Bank of America, NA)		0.06%		10/07/14	19,965,000	19,965,000

Putnam Cnty Commission
Solid Waste Disposal RB (Toyota Motor Manufacturing) Series 1998A		0.06%		10/07/14	35,900,000	35,900,000

						55,865,000

Wisconsin 1.5%
Oconomowoc Community Development Auth
M/F Housing RB Series 2004 (LOC: Fannie Mae)		0.05%		10/07/14	4,430,000	4,430,000

Red Cedar
IDRB (Fairmount Minerals) Series 2007 (LOC: PNC Bank NA)		0.06%		10/07/14	10,000,000	10,000,000

Wisconsin
GO Bonds Series 2006C (LIQ: Citibank, NA)	a	0.09%		10/07/14	2,540,000	2,540,000

Wisconsin Health & Educational Facilities Auth
Health Facilities RB (UnityPoint Health) Series 2014B1	b	0.12%		04/28/15	7,000,000	7,000,000

Health Facilities RB (UnityPoint Health) Series 2014B2	b	0.12%		04/28/15	7,000,000	7,000,000

RB (Ascension Health Alliance) Series 2013B5	b	0.10%		04/28/15	14,055,000	14,055,000

RB (Ascension Health) Series 2012D (LIQ: Citibank, NA)	a	0.05%		10/07/14	3,000,000	3,000,000

RB (Children’s Hospital) Series 2008B (LIQ: Barclays Bank Plc)	a	0.06%		10/07/14	6,620,000	6,620,000

RB (Froedtert & Community Health) Series 2009C (LIQ: Credit Suisse AG)	a	0.04%		10/07/14	15,785,000	15,785,000

RB (Froedtert & Community Health) Series 2009C (LIQ: Deutsche Bank AG)	a	0.09%		10/07/14	5,000,000	5,000,000

RB (Indian Community School of Milwaukee) Series 2007 (LOC: JPMorgan Chase Bank, NA)		0.05%		10/07/14	24,500,000	24,500,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Wisconsin Housing & Economic Development Auth
Homeownership RB Series 2003B (LIQ: Federal Home Loan Bank)		0.06%		10/07/14	20,730,000	20,730,000

Homeownership RB Series 2004D (LIQ: Federal Home Loan Bank)		0.06%		10/07/14	6,250,000	6,250,000

Homeownership RB Series 2005C (LIQ: Royal Bank of Canada)		0.05%		10/07/14	26,220,000	26,220,000

Homeownership RB Series 2006E (LIQ: Citibank, NA)	a	0.10%		10/07/14	800,000	800,000

Homeownership RB Series 2008A (LIQ: BMO Harris Bank NA)		0.06%		10/07/14	25,605,000	25,605,000

Housing RB Series 2008A (LIQ: JPMorgan Chase Bank, NA)		0.06%		10/07/14	5,675,000	5,675,000

Housing RB Series 2012B (LIQ: Federal Home Loan Bank)		0.04%		10/07/14	12,000,000	12,000,000

						197,210,000

Wyoming 0.8%
Green River
RB (Rhone-Poulenc) Series 1994 (LOC: Comerica Bank)		0.14%		10/07/14	11,400,000	11,400,000

Lincoln Cnty
Pollution Control RB (Exxon) Series 1987A		0.03%		10/01/14	12,100,000	12,100,000

Wyoming Community Development Auth
Housing RB 2007 Series 11 (LIQ: Bank of New York Mellon)		0.07%		10/07/14	6,000,000	6,000,000

Housing RB 2007 Series 2 (LIQ: State Street Bank & Trust Company, NA)		0.06%		10/07/14	6,000,000	6,000,000

Housing RB 2007 Series 4 (LIQ: Bank of New York Mellon)		0.07%		10/07/14	14,000,000	14,000,000

Housing RB 2007 Series 6 (LIQ: Bank of New York Mellon)		0.07%		10/07/14	7,000,000	7,000,000

Housing RB 2007 Series 8 (LIQ: Bank of New York Mellon)		0.07%		10/07/14	12,000,000	12,000,000

Housing RB 2008 Series 2 (LIQ: Bank of New York Mellon)		0.07%		10/07/14	4,000,000	4,000,000

Housing RB Series 2006-2 (LIQ: State Street Bank & Trust Company, NA)		0.06%		10/07/14	8,000,000	8,000,000

Housing RB Series 2006-5 (LIQ: State Street Bank & Trust Company, NA)		0.06%		10/07/14	10,000,000	10,000,000

Housing RB Series 2006-7 (LIQ: State Street Bank & Trust Company, NA)		0.06%		10/07/14	10,000,000	10,000,000

Housing RB Series 2006-9 (LIQ: State Street Bank & Trust Company, NA)		0.06%		10/07/14	10,000,000	10,000,000

						110,500,000

Other Investments 0.8%
Nuveen California AMT-Free Municipal Income Fund
Variable Rate Demand Preferred Shares Series 5 (GTY/LIQ: Morgan Stanley Bank NA)	a	0.19%		10/07/14	5,000,000	5,000,000

Nuveen California Dividend Advantage Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Morgan Stanley Bank NA)	a	0.19%		10/07/14	5,000,000	5,000,000

Nuveen New Jersey Investment Quality Municipal Fund
Variable Rate Demand Preferred Shares Series 2 (GTY/LIQ: Royal Bank of Canada)	a	0.12%		10/07/14	9,500,000	9,500,000

Nuveen Quality Income Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: JPMorgan Chase Bank, NA)	a	0.12%		10/07/14	49,900,000	49,900,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Nuveen Select Quality Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Barclays Bank Plc)	a	0.13%		10/07/14	39,500,000	39,500,000

						108,900,000

Total Variable-Rate Securities
(Cost $9,512,526,573)						9,512,526,573

End of Investments.

At 09/30/14, the tax basis cost of the fund’s investments was $13,129,206,906.

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,909,948,639 or 29.8% of net assets.
b	Illiquid security. At the period end, the value of these amounted to $300,500,000 or 2.3% of net assets.
c	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
d	All or a portion of this security is designated as collateral for delayed-delivery securities.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
ULT —	Unlimited tax
USD —	Unified school district

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2014, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2014.

REG47703SEP14

The Charles Schwab Family of Funds
Schwab AMT Tax-Free Money Fund™

Portfolio Holdings as of September 30, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

31.8%	Fixed-Rate Securities	1,222,662,138	1,222,662,138
68.1%	Variable-Rate Securities	2,624,018,425	2,624,018,425

99.9%	Total Investments	3,846,680,563	3,846,680,563
0.1%	Other Assets and Liabilities, Net		5,363,596

100.0%	Net Assets		3,852,044,159

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 31.8% of net assets

Alabama 0.9%
Huntsville Health Care Auth
CP		0.10%		10/03/14	15,000,000	15,000,000

CP		0.11%		10/07/14	10,000,000	10,000,000

CP		0.11%		12/04/14	10,000,000	10,000,000

						35,000,000

Arizona 0.1%
Phoenix Civic Improvement Corp
Airport CP Series 2011A1 (LOC: Bank of America, NA)		0.08%		10/01/14	3,000,000	3,000,000

California 5.7%
California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2006E		0.14%		03/02/15	3,500,000	3,500,000

RB (Providence Health & Services) Series 2009B (LIQ: Wells Fargo & Co)	a	0.10%		10/23/14	14,500,000	14,500,000

California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2004E		0.14%		10/02/14	4,700,000	4,700,000

RB (Kaiser Permanente) Series 2004I		0.13%		12/03/14	3,100,000	3,100,000

RB (Kaiser Permanente) Series 2004I		0.14%		02/05/15	7,000,000	7,000,000

RB (Kaiser Permanente) Series 2004K		0.13%		11/05/14	6,200,000	6,200,000

RB (Kaiser Permanente) Series 2004K		0.14%		01/28/15	5,000,000	5,000,000

RB (Kaiser Permanente) Series 2004K		0.13%		04/02/15	8,200,000	8,200,000

RB (Kaiser Permanente) Series 2006D		0.14%		03/02/15	20,500,000	20,500,000

RB (Kaiser Permanente) Series 2008B		0.14%		01/07/15	10,000,000	10,000,000

RB (Kaiser Permanente) Series 2008B		0.14%		02/04/15	2,000,000	2,000,000

RB (Kaiser Permanente) Series 2009B2		0.13%		03/05/15	45,000,000	45,000,000

RB (Kaiser Permanente) Series 2009B3		0.14%		11/07/14	21,500,000	21,500,000

 1

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Carlsbad USD
GO Bonds Series 2009B (LIQ: Wells Fargo & Co)	a	0.16%		07/09/15	655,000	655,000

Coast CCD
GO Bonds Series 2006B (LIQ: Deutsche Bank AG)	a	0.19%		11/20/14	6,005,000	6,005,000

Los Angeles
TRAN 2014		1.50%		06/25/15	20,000,000	20,202,920

Los Angeles Cnty
TRAN 2014-2015		1.50%		06/30/15	10,000,000	10,102,673

Napa Valley USD
GO Bonds Series 2009C (LIQ: Deutsche Bank AG)	a	0.19%		11/20/14	4,000,000	4,000,000

San Diego USD
TRAN 2014-2015 Series A		1.50%		06/30/15	5,000,000	5,051,405

Turlock Irrigation District
Sub Revenue CP Series A (LOC: Bank of America, NA)		0.09%		10/09/14	22,000,000	22,000,000

						219,216,998

Colorado 0.0%
Colorado Health Facilities Auth
RB (Catholic Health Initiatives) Series 2011A		5.00%		02/01/15	1,000,000	1,016,346

Univ of Colorado
Univ Enterprise RB Series 2009B1		5.00%		06/01/15	175,000	180,562

						1,196,908

Connecticut 0.1%
Manchester
GO Temporary Notes		1.00%		07/02/15	4,209,000	4,235,804

Delaware 0.1%
Delaware Health Facilities Auth
RB (Christiana Care Health Services) Series 2010C		0.07%		10/15/14	5,000,000	5,000,000

District of Columbia 0.2%
District of Columbia
GO Bonds Series 2007C		5.00%		06/01/15	470,000	484,870

Income Tax Secured RB Series 2011F		3.00%		12/01/14	490,000	492,234

Income Tax Secured RB Series 2011F		4.00%		12/01/14	300,000	301,873

Income Tax Secured RB Series 2012C		3.00%		12/01/14	1,000,000	1,004,772

Income Tax Secured Refunding RB Series 2009C		3.50%		12/01/14	250,000	251,340

Income Tax Secured Refunding RB Series 2014A		1.00%		12/01/14	6,465,000	6,474,763

						9,009,852

Florida 1.1%
Alachua Cnty Health Facilities Auth
Health Facilities RB (Shands HealthCare) Series 2008A (LOC: Bank of America, NA)		0.10%		10/17/14	7,000,000	7,000,000

Escambia Cnty Health Facilities Auth
RB (Ascension Health) Series 2003A		5.25%		11/15/14	5,150,000	5,182,312

Jacksonville
Transportation Refunding RB Series 2012A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.13%		07/09/15	5,315,000	5,315,000

JEA
Electric System RB Series Three 2008C3 (LIQ: Royal Bank of Canada)		0.09%		12/03/14	8,000,000	8,000,000

Electric System Sub RB Series 2010A		5.00%		10/01/15	420,000	440,092

2

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Orlando Utilities Commission
Utility System Refunding RB Series 2009C		5.00%		10/01/14	100,000	100,000

Sunshine State Government Financing Commission
CP Series H (LIQ: JPMorgan Chase Bank, NA)		0.09%		01/08/15	10,000,000	10,000,000

Tampa
Health System RB (BayCare Health) Series 1998A1		5.50%		11/15/14	4,020,000	4,045,934

						40,083,338

Georgia 0.3%
Cobb Cnty Kennestone Hospital Auth
Revenue Anticipation Certificates Series 2011 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.11%		10/02/14	12,165,000	12,165,000

Hawaii 0.0%
Honolulu
GO Bonds Series 2007B		5.25%		07/01/15	100,000	103,762

Idaho 0.3%
Idaho
TAN Series 2014		2.00%		06/30/15	10,000,000	10,140,633

Illinois 0.4%
Chicago
GO Refunding Bonds Series 1993B (GTY: Berkshire Hathaway Assurance Corp /LIQ: Wells Fargo Bank, NA)	a	0.25%		07/08/15	2,075,000	2,075,000

Will Cnty SD No. 365-U
GO Bonds (Valley View) Series 2005 (GTY/LIQ: Wells Fargo & Co)	a	0.11%		11/06/14	13,205,000	13,205,000

						15,280,000

Indiana 0.9%
Hamilton Southeastern Consolidated School Building Corp
BAN Series 2014B		0.32%		05/27/15	3,500,000	3,500,000

Posey Cnty
Economic Development Refunding RB (Midwest Fertilizer) Series 2013A (ESCROW)		0.30%		11/18/14	22,400,000	22,400,004

Whiting
Environmental Facilities RB (BP Products NA) Series 2009 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.11%		10/16/14	8,670,000	8,670,000

						34,570,004

Kentucky 0.2%
Kentucky Economic Development Finance Auth
RB (Catholic Health Initiatives) Series 2009		5.00%		11/11/14	1,500,000	1,507,849

Louisville & Jefferson Cnty Metro Sewer District
Sewer & Drainage System Sub BAN Series 2013		2.00%		11/26/14	6,000,000	6,014,852

						7,522,701

Maryland 0.3%
Maryland Health & Higher Educational Facilities Auth
CP (Johns Hopkins Univ) Series A&B		0.09%		12/03/14	10,765,000	10,765,000

Massachusetts 1.9%
East Bridgewater
GO BAN		1.00%		03/13/15	3,551,000	3,563,817

 3

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Fall River
GO BAN		1.00%		02/13/15	5,000,000	5,012,517

Massachusetts
GO Bonds Consolidated Loan Series 2002C		5.50%		11/01/14	225,000	225,997

GO Refunding Bonds Series 2006C		5.00%		11/01/14	100,000	100,399

Massachusetts Bay Transportation Auth
Sales Tax CP Series A (LIQ: State Street Bank & Trust Company, NA)		0.09%		11/06/14	7,500,000	7,500,000

Sales Tax CP Series B (LIQ: Sumitomo Mitsui Banking Corp)		0.08%		11/03/14	17,000,000	17,000,000

Massachusetts Dept of Transportation
Metropolitan Highway System Sr RB Series 2010B		5.00%		01/01/15	1,500,000	1,518,177

Massachusetts Health & Educational Facilities Auth
RB (Partners HealthCare) Series 2007C		5.00%		07/01/15	150,000	155,334

Massachusetts School Building Auth
BAN Series 2014A		1.00%		07/16/15	15,000,000	15,103,965

BAN Series 2014A		5.00%		07/16/15	15,000,000	15,577,911

New Bedford
GO BAN		1.00%		02/06/15	5,183,346	5,196,579

						70,954,696

Michigan 0.8%
Michigan Finance Auth
Hospital RB (CHE Trinity Health) Series 2013MI1		0.08%		12/01/14	22,000,000	22,000,000

Refunding RB (Trinity Health) Series 2010A		3.00%		12/01/14	500,000	502,318

Michigan Housing Development Auth
Rental Housing RB Series 2010A (LIQ: Wells Fargo Bank, NA)	a	0.11%		10/02/14	8,205,000	8,205,000

Michigan State Hospital Finance Auth
RB (Ascension Health) Series 1999B4		0.90%		03/16/15	325,000	325,885

						31,033,203

Minnesota 0.9%
Rochester
Health Care Facilities RB (Mayo Clinic) Series 2014		0.09%		10/02/14	9,930,000	9,930,000

Health Care Facilities RB (Mayo Foundation) Series 2000A		0.07%		10/02/14	17,000,000	17,000,000

Health Care Facilities RB (Mayo Foundation) Series 2000A		0.09%		10/03/14	5,400,000	5,400,000

						32,330,000

Mississippi 0.0%
Mississippi Hospital Equipment & Facilities Auth
RB (Baptist Memorial Health Care) Series 2004B2		0.25%		01/07/15	1,450,000	1,450,000

Missouri 0.1%
St. Louis
TRAN Series 2014		2.00%		05/29/15	5,000,000	5,060,817

Nevada 0.5%
Las Vegas Valley Water District
LT GO CP Series 2004A (LIQ: JPMorgan Chase Bank, NA)		0.08%		12/04/14	9,000,000	9,000,000

LT GO CP Series 2004A (LIQ: JPMorgan Chase Bank, NA)		0.09%		12/04/14	4,000,000	4,000,000

LT GO CP Series 2004A (LIQ: JPMorgan Chase Bank, NA)		0.09%		12/08/14	5,000,000	5,000,000

						18,000,000

4

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

New Jersey 0.8%
Brick Township
Special Emergency Notes Series 2013D		2.00%		12/19/14	4,000,000	4,013,795

Clifton
BAN		1.25%		10/16/14	4,671,372	4,673,151

East Brunswick
BAN		0.75%		01/14/15	2,178,000	2,180,869

Hudson Cnty
BAN		2.00%		12/05/14	7,970,000	7,993,768

New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2005A		5.25%		12/15/14	2,255,000	2,278,262

Transportation System Bonds Series 2005B		4.00%		12/15/14	150,000	151,118

Transportation System Bonds Series 2005B		5.25%		12/15/14	4,000,000	4,041,882

Ringwood Borough
BAN		0.75%		05/01/15	1,500,000	1,503,830

Sea Isle City
BAN		0.75%		07/22/15	4,000,000	4,013,468

Woodbridge
BAN		0.75%		08/21/15	1,000,000	1,004,780

						31,854,923

New York 4.8%
Amherst
BAN 2013B		1.00%		11/13/14	5,900,000	5,904,984

Bay Shore UFSD
TAN 2014-2015		1.50%		06/26/15	10,000,000	10,086,979

East Islip UFSD
GO TAN 2014		0.75%		06/27/15	5,000,000	5,020,990

Grand Island
BAN 2013		0.75%		10/15/14	3,000,000	3,000,527

Harborfields CSD
TAN 2014-2015		0.75%		06/26/15	4,000,000	4,017,122

Ithaca
GO BAN Series 2014B		1.00%		07/31/15	2,450,000	2,466,886

Liverpool CSD
BANS 2014-2015	c	1.25%		10/02/15	6,000,000	6,060,720

Metropolitan Transportation Auth
State Service Contract Refunding Bonds Series 2002A		5.50%		01/01/15	100,000	101,306

New York City
GO Bonds Fiscal 2014 Series B		5.00%		08/01/15	5,000,000	5,203,169

GO Bonds Fiscal 2014 Series I1 (LIQ: Deutsche Bank AG)	a	0.19%		11/20/14	20,000,000	20,000,000

New York City Municipal Water Finance Auth
Extendible CP Series 8		0.10%	11/06/14	05/11/15	5,000,000	5,000,000

New York Liberty Development Corp
Liberty RB (3 World Trade Center) Series 2010A1 (ESCROW)		0.15%		03/19/15	30,000,000	30,000,000

New York State Dormitory Auth
Mental Health Services Facilities RB Series 2008B		5.00%		02/15/15	100,000	101,746

State Personal Income Tax RB Series 2007C		5.00%		03/15/15	200,000	204,360

State Personal Income Tax RB Series 2014A (LIQ: Deutsche Bank AG)	a	0.19%		11/20/14	9,995,000	9,995,000

New York State Environmental Facilities Corp
State Clean Water & Drinking Water Sub SRF RB Series 2010A		5.00%		06/15/15	1,275,000	1,318,798

State Personal Income Tax RB Series 2009A		4.00%		12/15/14	685,000	690,379

 5

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
New York State Power Auth
CP Series 1&2		0.08%		11/05/14	7,600,000	7,600,000

CP Series 1&2		0.08%		11/06/14	20,000,000	20,000,000

CP Series 1&2		0.08%		11/07/14	5,500,000	5,500,000

CP Series 1&2		0.08%		11/17/14	5,000,000	5,000,000

CP Series 1&2		0.08%		12/08/14	6,321,000	6,321,000

RB Series 2007C		5.00%		11/15/14	100,000	100,577

Tender Notes Series 1985		0.09%		03/02/15	1,030,000	1,030,000

New York State Thruway Auth
Local Highway & Bridge Service Contract Bonds Series 2012A		4.00%		04/01/15	185,000	188,349

State Personal Income Tax RB Series 2008A		5.00%		03/15/15	275,000	280,976

State Personal Income Tax RB Series 2009A		5.00%		03/15/15	600,000	613,159

State Personal Income Tax Refunding RB Series 2007A		5.00%		03/15/15	400,000	408,603

New York State Urban Development Corp
State Personal Income Tax RB Series 2009A1		5.00%		12/15/14	350,000	353,415

State Personal Income Tax RB Series 2009C		5.00%		12/15/14	400,000	403,913

North Hempstead
BAN 2014A		0.35%		04/08/15	6,335,000	6,337,919

North Syracuse CSD
GO BAN 2014		0.75%		08/14/15	5,000,000	5,022,294

North Tonawanda SD
School Construction BAN 2014		1.00%		09/17/15	750,000	755,215

Sewanhaka Central HSD
TANS 2014-2015	c	1.00%		06/26/15	3,000,000	3,018,150

South Country CSD at Brookhaven
TAN 2014-2015	c	1.25%		06/25/15	3,000,000	3,022,680

Tonawanda
BAN Series 2014		0.75%		09/03/15	3,400,000	3,417,674

West Seneca
BAN 2014		1.00%		07/30/15	6,000,000	6,042,346

						184,589,236

Ohio 0.4%
Franklin Cnty
Hospital RB (Nationwide Children’s Hospital) Series 2012A		3.00%		11/01/14	175,000	175,405

Hospital RB (Nationwide Children’s Hospital) Series 2012A (LIQ: Deutsche Bank AG)	a	0.19%		11/20/14	7,535,000	7,535,000

Port of Greater Cincinnati Development Auth
Special Obligation Development RB (Springdale) Series 2006 (LOC: US Bank, NA)		0.45%		02/01/15	7,925,000	7,925,000

						15,635,405

Oregon 0.2%
Lane Cnty SD No. 4J
GO Refunding Bond Series 2008 (GTY: Oregon)		3.50%		07/01/15	100,000	102,425

Oregon
Tax Anticipation Notes Series 2014A		2.00%		06/15/15	5,175,000	5,243,261

						5,345,686

Pennsylvania 0.3%
Allegheny Cnty Hospital Development Auth
Refunding RB (Univ of Pittsburgh Medical Center) Series 1998B		5.25%		11/01/14	115,000	115,478

6

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Pennsylvania
GO Bonds First Series 2008		5.00%		05/15/15	150,000	154,448

GO Bonds First Series 2009		5.00%		03/15/15	250,000	255,449

GO Bonds Second Refunding Series 2009		5.00%		07/01/15	300,000	310,653

Univ of Pittsburgh
PITT Asset Notes Series 2014		2.00%		07/22/15	6,800,000	6,902,868

Refunding Bonds Series 2009C (LIQ: Wells Fargo & Co)	a	0.15%		06/18/15	3,000,000	3,000,000

						10,738,896

South Carolina 0.5%
South Carolina
GO Bonds (Univ of South Carolina) Series 2006B (LIQ: Wells Fargo & Co)	a	0.11%		11/06/14	5,000,000	5,000,000

South Carolina Public Service Auth
CP Series E (LIQ: TD Bank NA)		0.10%		12/04/14	13,700,000	13,700,000

Revenue Obligations Refunding Series 2010B		4.00%		01/01/15	1,475,000	1,489,071

Revenue Obligations Series 2006A		5.00%		01/01/15	300,000	303,545

Revenue Obligations Series 2008A		5.00%		01/01/15	125,000	126,465

Revenue Obligations Series 2009E		5.00%		01/01/15	100,000	101,188

						20,720,269

Tennessee 0.5%
Memphis
GO CP Series A (LIQ: Mizuho Bank Ltd)		0.09%		11/06/14	2,500,000	2,500,000

Metropolitan Government of Nashville & Davidson Cnty
GO CP Series A1 (LOC: Mizuho Bank Ltd)		0.08%		12/11/14	7,000,000	7,000,000

GO CP Series A2 (LOC: Sumitomo Mitsui Banking Corp)		0.09%		12/08/14	5,000,000	5,000,000

GO CP Series A2 (LOC: Sumitomo Mitsui Banking Corp)		0.09%		02/05/15	5,000,000	5,000,000

						19,500,000

Texas 7.7%
Arlington ISD
ULT GO Bonds Series 2010A (GTY: TX Permanent School Fund)		5.00%		02/15/15	400,000	407,050

Austin
Combined Utility Systems CP Series A (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.08%		12/04/14	10,000,000	10,000,000

Water & Wastewater System Refunding RB Series 2006		5.00%		11/15/14	250,000	251,449

Austin ISD
CP Series A1 (LIQ: Sumitomo Mitsui Banking Corp)		0.09%		12/08/14	3,000,000	3,000,000

Comal ISD
ULT GO & Refunding Bonds Series 1996 (GTY: TX Permanent School Fund)		0.23%		02/01/15	480,000	479,631

ULT Refunding Bonds Series 2012A (GTY: TX Permanent School Fund)		4.00%		02/01/15	1,550,000	1,569,852

Dallas
Waterworks & Sewer System CP Series D (LIQ: State Street Bank & Trust Company, NA; Cal St Teachers Retirement Sys)		0.07%		10/17/14	6,295,000	6,295,000

Waterworks & Sewer System CP Series D (LIQ: State Street Bank & Trust Company, NA; Cal St Teachers Retirement Sys)		0.07%		11/06/14	2,000,000	2,000,000

Waterworks & Sewer System CP Series D (LIQ: State Street Bank & Trust Company, NA; Cal St Teachers Retirement Sys)		0.09%		11/17/14	5,000,000	5,000,000

Waterworks & Sewer System CP Series D (LIQ: State Street Bank & Trust Company, NA; Cal St Teachers Retirement Sys)		0.09%		12/02/14	3,700,000	3,700,000

 7

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Waterworks & Sewer System Refunding RB Series 2007		5.00%		10/01/15	750,000	785,864

Denton ISD
ULT Refunding Bonds Series 2012B (GTY: TX Permanent School Fund)		0.22%		08/15/15	415,000	414,204

ULT Refunding Bonds Series 2012B (GTY: TX Permanent School Fund)		0.23%		08/15/15	825,000	823,339

Harris Cnty Cultural Education Facilities Finance Corp
Refunding RB (Methodist Hospital) Series 2009C1		0.16%		10/02/14	10,000,000	10,000,000

Refunding RB (Methodist Hospital) Series 2009C1		0.16%		11/05/14	14,500,000	14,500,000

Refunding RB (Methodist Hospital) Series 2009C1		0.16%		11/20/14	6,000,000	6,000,000

Refunding RB (Methodist Hospital) Series 2009C1		0.14%		02/04/15	31,000,000	31,000,000

Refunding RB (Methodist Hospital) Series 2009C1		0.14%		04/06/15	12,000,000	12,000,000

Refunding RB (Methodist Hospital) Series 2009C2		0.14%		12/03/14	16,760,000	16,760,000

Refunding RB (Methodist Hospital) Series 2009C2		0.14%		04/06/15	7,000,000	7,000,000

Houston
TRAN Series 2014		1.00%		06/30/15	9,000,000	9,059,615

TRAN Series 2014		2.00%		06/30/15	6,000,000	6,084,387

Humble ISD
ULT Refunding Bonds Series 2011B (GTY: TX Permanent School Fund)		3.00%		02/15/15	215,000	217,228

Irving ISD
ULT GO Bonds Series 2010A (GTY: TX Permanent School Fund)		4.00%		02/15/15	1,045,000	1,059,714

Judson ISD
ULT GO & Refunding Bonds Series 2007 (GTY: TX Permanent School Fund)		5.63%		02/01/15	175,000	178,150

Katy ISD
ULT GO Bonds Series 2007A (GTY: TX Permanent School Fund)		6.00%		02/15/15	150,000	153,187

Kemp ISD
ULT GO Bonds Series 2007 (GTY: TX Permanent School Fund)		4.50%		02/15/15	100,000	101,585

Longview ISD
ULT GO Bonds Series 2008 (GTY: TX Permanent School Fund)		0.19%		02/15/15	410,000	409,710

Lower Colorado River Auth
Transmission Contract Refunding RB Series 2009 (GTY/LIQ: Wells Fargo & Co)	a	0.12%		05/21/15	8,050,000	8,050,000

Lower Neches Valley Auth
Pollution Control RB (Chevron USA) Series 1987		0.09%		02/17/15	2,000,000	2,000,000

Northside ISD
ULT Refunding Bonds Series 2006A (GTY: TX Permanent School Fund)		3.00%		08/01/15	125,000	127,882

Pearsall ISD
ULT Refunding Bonds Series 2011 (GTY: TX Permanent School Fund)		3.00%		02/15/15	100,000	101,018

Pflugerville ISD
ULT Refunding Bonds Series 2005 (GTY: TX Permanent School Fund)		5.25%		08/15/15	125,000	130,443

Round Rock
GO Bonds Series 2014 (LIQ: Deutsche Bank AG)	a	0.19%		11/20/14	19,995,000	19,995,000

San Antonio
Electric & Gas Systems CP Series A (LIQ: JPMorgan Chase Bank, NA)		0.08%		12/02/14	8,500,000	8,500,000

Electric & Gas Systems CP Series A (LIQ: JPMorgan Chase Bank, NA)		0.09%		12/05/14	5,000,000	5,000,000

Electric & Gas Systems CP Series A (LIQ: JPMorgan Chase Bank, NA)		0.09%		12/08/14	7,000,000	7,000,000

8

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Electric & Gas Systems CP Series C (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.09%		12/01/14	7,000,000	7,000,000

Electric & Gas Systems CP Series C (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.09%		12/08/14	5,500,000	5,500,000

Electric & Gas Systems RB New Series 2006A		5.00%		02/01/15	1,225,000	1,244,993

Electric & Gas Systems Refunding & RB Series 2002		5.38%		02/01/15	475,000	483,143

Electric & Gas Systems Refunding RB New Series 2008A		5.50%		02/01/15	300,000	305,261

Tax & Revenue COP Series 2006 (LIQ: Wells Fargo & Co)	a	0.10%		12/18/14	9,038,000	9,038,000

Water System CP Series A (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.08%		12/08/14	4,500,000	4,500,000

Teague ISD
ULT GO Bonds Series 2008 (GTY: TX Permanent School Fund)		3.38%		02/15/15	1,150,000	1,163,858

Texas
TRAN Series 2014		1.50%		08/31/15	50,000,000	50,624,090

Texas Public Finance Auth
Unemployment Compensation Assessment RB Series 2003C4		0.09%		12/09/14	12,000,000	12,000,000

Texas Tech Univ
Revenue Financing System CP Series 2012A		0.07%		11/06/14	4,000,000	4,000,000

Tomball ISD
ULT GO & Refunding Bonds Series 2008 (GTY: TX Permanent School Fund)		0.20%		02/15/15	205,000	204,847

						296,218,500

Utah 0.6%
Intermountain Power Agency
CP Series B1&B2 (LIQ: JPMorgan Chase Bank, NA)		0.11%		11/07/14	5,800,000	5,800,000

CP Series B1&B2 (LIQ: JPMorgan Chase Bank, NA)		0.10%		02/10/15	18,700,000	18,700,000

						24,500,000

Virginia 0.7%
Metropolitan Washington Airports Auth
Second Sr Lien CP (Dulles Toll Road) Series One (LOC: JPMorgan Chase Bank, NA)		0.09%		12/08/14	16,000,000	16,000,000

Suffolk Economic Development Auth
Hospital Facilities Refunding & RB (Sentara Healthcare) Series 2008 (LIQ: Citibank, NA)	a	0.13%		11/06/14	12,000,000	12,000,000

						28,000,000

Washington 0.1%
Washington
COP Refunding Real Estate Series 2003B		5.00%		04/01/15	690,000	706,410

COP Series 2005C		3.50%		01/01/15	100,000	100,806

GO Bonds Series 2005C (LIQ: Deutsche Bank AG)	a	0.17%		11/20/14	3,355,000	3,355,000

GO Refunding Bonds Series R2005A		5.00%		01/01/15	275,000	278,291

						4,440,507

Wisconsin 0.4%
Wisconsin Health & Educational Facilities Auth
RB (Aurora Health Care) Series 2008A (LOC: JPMorgan Chase Bank, NA)		0.12%		02/04/15	15,000,000	15,000,000

Total Fixed-Rate Securities
(Cost $1,222,662,138)						1,222,662,138

 9

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Variable-Rate Securities 68.1% of net assets

Alabama 5.3%
Alabama
GO Bonds Series 2007A (LIQ: Wells Fargo & Co)	a	0.06%		10/07/14	6,749,000	6,749,000

Alabama Municipal Funding Corp
Notes Series 2006 (LOC: US Bank, NA)		0.05%		10/07/14	10,160,000	10,160,000

Notes Series 2008A, 2009B&2010A (LOC: US Bank, NA)	d	0.05%		10/07/14	37,350,000	37,350,000

Alabama Public School & College Auth
Capital Improvement Bonds Series 2007 (GTY/LIQ: State Street Bank & Trust Company, NA)	a	0.04%		10/07/14	28,655,000	28,655,000

Alabama Special Care Facility Financing Auth
RB (Ascension Health) Series 2006C2 (LIQ: Bank of America, NA)	a	0.09%		10/07/14	6,180,000	6,180,000

Birmingham Water Works Board
Water RB Series 2011 (LIQ: Deutsche Bank AG)	a	0.14%		10/07/14	8,965,000	8,965,000

Water RB Series 2013B (LIQ: Barclays Bank Plc)	a	0.06%		10/07/14	10,310,000	10,310,000

Columbia IDB
Pollution Control Refunding RB (Alabama Power Co) Series 1999C		0.05%		10/01/14	3,415,000	3,415,000

Mobile Cnty IDA
Gulf Opportunity Zone RB (SSAB Alabama) Series 2011 (LOC: Credit Agricole Corporate and Investment Bank)		0.07%		10/07/14	30,000,000	30,000,000

Recovery Zone Facility RB (SSAB Alabama) Series 2010A (LOC: Swedbank AB)		0.07%		10/07/14	15,960,000	15,960,000

Tuscaloosa Cnty IDA
Gulf Opportunity Zone Bonds (Hunt Refining) Series 2008A (LOC: Citibank, NA)		0.06%		10/07/14	10,000,000	10,000,000

Gulf Opportunity Zone Bonds (Hunt Refining) Series 2008C (LOC: Bank of Nova Scotia)		0.05%		10/07/14	10,000,000	10,000,000

Gulf Opportunity Zone Bonds (Hunt Refining) Series 2011H (LOC: Bank of Nova Scotia)	d	0.05%		10/07/14	25,000,000	25,000,000

						202,744,000

Arizona 0.6%
Arizona Health Facilities Auth
RB (Banner Health) Series 2008D (LIQ: Morgan Stanley Bank NA)	a	0.07%		10/07/14	4,770,000	4,770,000

Arizona Transportation Board
Highway Sub RB Series 2011A (LIQ: Deutsche Bank AG)	a	0.08%		10/07/14	6,695,000	6,695,000

Yuma Municipal Property Corp
Utility System Sr Lien RB Series 2007 (GTY/LIQ: US Bank, NA)	a	0.04%		10/07/14	10,690,000	10,690,000

						22,155,000

Arkansas 0.2%
Fort Smith
Bonds (Mitsubishi Power Systems Americas) Series 2010 (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.07%		10/07/14	5,935,000	5,935,000

California 2.9%
California Health Facilities Financing Auth
RB (Sutter Health) Series 2007A (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/14	3,750,000	3,750,000

RB (Sutter Health) Series 2011D (LIQ: Citibank, NA)	a	0.05%		10/07/14	4,000,000	4,000,000

California Infrastructure & Economic Development Bank
RB (Casa Loma College) Series 2009 (LOC: Comerica Bank)		0.07%		10/07/14	3,425,000	3,425,000

California Pollution Control Financing Auth
RB (Hilmar Cheese) Series 2010 (LOC: CoBank, ACB)		0.04%		10/07/14	5,285,000	5,285,000

10

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Solid Waste Disposal RB (BLT Enterprises of Fremont) Series 2010 (LOC: MUFG Union Bank, NA)		0.05%		10/07/14	11,285,000	11,285,000

Coast CCD
GO Bonds Series 2006B (LIQ: Wells Fargo & Co)	a	0.04%		10/07/14	9,465,000	9,465,000

Escondido USD
GO Bonds Series 2009B (LIQ: Deutsche Bank AG)	a	0.09%		10/07/14	12,000,000	12,000,000

Los Angeles
Wastewater System Refunding RB Series 2005A (ESCROW/LIQ: Citibank, NA)	a	0.06%		10/07/14	2,250,000	2,250,000

Wastewater System Refunding RB Series 2005A (LIQ: Citibank, NA)	a	0.07%		10/07/14	750,000	750,000

Los Angeles CCD
GO Bonds Series 2007A (LIQ: Citibank, NA)	a	0.07%		10/07/14	8,700,000	8,700,000

Los Angeles USD
GO Refunding Bonds Series 2007A2 (LIQ: Wells Fargo & Co)	a	0.05%		10/07/14	15,200,000	15,200,000

Pittsburg Public Financing Auth
Water Refunding RB Series 2008 (LOC: Bank of the West)		0.05%		10/07/14	3,000,000	3,000,000

Placentia-Yorba Linda USD
GO Bonds Series 2008B (LIQ: Wells Fargo & Co)	a	0.05%		10/07/14	3,210,000	3,210,000

Richmond
Wastewater Refunding RB Series 2008A (LOC: MUFG Union Bank, NA)		0.03%		10/07/14	10,000,000	10,000,000

San Bernardino CCD
GO Bonds Series B (LIQ: Wells Fargo & Co)	a	0.05%		10/07/14	10,345,000	10,345,000

San Francisco
Refunding COP Series 2010A (LIQ: Morgan Stanley Bank NA)	a	0.06%		10/07/14	3,340,000	3,340,000

Univ of California
General RB Series 2007J (LIQ: Citibank, NA)	a	0.05%		10/01/14	600,000	600,000

William S. Hart UHSD
GO Bonds Series A (GTY/LIQ: Wells Fargo & Co)	a	0.07%		10/07/14	6,975,000	6,975,000

						113,580,000

Colorado 2.1%
Broomfield Urban Renewal Auth
Tax Increment RB Series 2005 (LOC: BNP Paribas)		0.11%		10/07/14	19,420,000	19,420,000

Colorado Health Facilities Auth
RB (Sisters of Charity of Leavenworth Health System) Series 2013A (LIQ: Citibank, NA)	a	0.10%		10/07/14	1,000,000	1,000,000

RB (Sisters of Charity of Leavenworth Health System) Series 2013A (LIQ: Morgan Stanley Bank NA)	a	0.05%		10/07/14	4,000,000	4,000,000

Lafayette
M/F Housing RB (Traditions) Series 2011A (LOC: Freddie Mac)		0.06%		10/07/14	12,450,000	12,450,000

Midcities Metropolitan District No. 1
Special Refunding & Improvement RB Series 2004B (LOC: BNP Paribas)		0.14%		10/07/14	4,000,000	4,000,000

Parker Automotive Metropolitan District
GO Bonds Series 2005 (LOC: US Bank, NA)		0.05%		10/07/14	840,000	840,000

Sheridan Redevelopment Agency
Tax Increment Refunding RB (South Santa Fe Drive) Series 2011A1 (LOC: JPMorgan Chase Bank, NA)		0.08%		10/07/14	9,975,000	9,975,000

Univ of Colorado
Univ Enterprise RB Series 2011A (LIQ: Citibank, NA)	a	0.05%		10/07/14	8,000,000	8,000,000

Univ Enterprise RB Series 2013A (LIQ: Royal Bank of Canada)	a	0.04%		10/07/14	9,000,000	9,000,000

Univ Enterprise RB Series 2014A (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/14	5,625,000	5,625,000

 11

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Univ Enterprise Refunding RB Series 2005A (LIQ: US Bank, NA)	a	0.04%		10/07/14	6,135,000	6,135,000

						80,445,000

Connecticut 0.1%
Connecticut
GO Bonds Series 2014B (LIQ: JP Morgan Securities, LLC)	a	0.09%	10/02/14	12/18/14	4,645,000	4,645,000

District of Columbia 2.0%
District of Columbia
GO Bonds Series 2007C (LIQ: Deutsche Bank AG)	a	0.06%		10/07/14	14,337,000	14,337,000

GO Bonds Series 2008E (GTY: Berkshire Hathaway Assurance Corp /LIQ: Bank of America, NA)	a	0.09%		10/07/14	3,305,000	3,305,000

Income Tax Secured Refunding RB Series 2012B (LIQ: Citibank, NA)	a	0.04%		10/07/14	6,200,000	6,200,000

District of Columbia HFA
M/F Housing RB (The Yards) Series 2012 (LOC: Federal Home Loan Bank)		0.06%		10/07/14	4,250,000	4,250,000

District of Columbia Water & Sewer Auth
Public Utility Sub Lien RB Series 2007A (LIQ: Citibank, NA)	a	0.07%		10/07/14	9,500,000	9,500,000

Public Utility Sub Lien RB Series 2014B2 (LIQ: TD Bank NA)		0.04%		10/07/14	7,000,000	7,000,000

Public Utility Sub Lien Refunding RB Series 2008A (LIQ: Citibank, NA)	a	0.05%		10/07/14	9,360,000	9,360,000

Washington Convention Center Auth
Sr Lien Dedicated Tax Refunding RB Series 2007A (GTY/LIQ: US Bank, NA)	a	0.04%		10/07/14	9,253,000	9,253,000

Sr Lien Dedicated Tax Refunding RB Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Credit Suisse AG)	a	0.04%		10/07/14	14,495,000	14,495,000

						77,700,000

Florida 5.2%
Florida Dept of Transportation
Turnpike RB Series 2006A (GTY/LIQ: Wells Fargo & Co)	a	0.06%		10/07/14	12,010,000	12,010,000

Florida Housing Finance Corp
M/F Mortgage RB (Autumn Place Apts) Series 2008K1 (LOC: Federal Home Loan Bank)		0.04%		10/07/14	6,195,000	6,195,000

Florida State Board of Education
Public Education Capital Outlay Bonds Series 2006B (LIQ: US Bank, NA)	a	0.04%		10/07/14	9,950,000	9,950,000

Jacksonville
RB Series 2008A (LOC: Bank of America, NA)		0.06%		10/07/14	7,000,000	7,000,000

JEA
Electric System Sub RB Series 2013C (LIQ: Citibank, NA)	a	0.06%		10/07/14	8,565,000	8,565,000

Lake Cnty
RB Series 2007 (LIQ: Deutsche Bank AG)	a	0.09%		10/07/14	10,000,000	10,000,000

Miami-Dade Cnty
GO Bonds Series 2013A (GTY/LIQ: Royal Bank of Canada)	a	0.04%		10/07/14	33,420,000	33,420,000

GO Bonds Series 2014A (GTY/LIQ: Royal Bank of Canada)	a	0.04%		10/07/14	12,360,000	12,360,000

Seaport RB Series 2014A (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.04%		10/07/14	5,000,000	5,000,000

Transit System Sales Surtax RB Series 2006 (LIQ: Citibank, NA)	a	0.06%		10/07/14	7,640,000	7,640,000

Orlando Utilities Commission
Utility System Refunding RB Series 2009B (LIQ: Wells Fargo Bank, NA)	a	0.05%		10/07/14	14,790,000	14,790,000

Utility System Refunding RB Series 2011A	b	0.15%		04/28/15	5,000,000	5,000,000

12

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Orlando-Orange Cnty Expressway Auth
RB Series 2007A (GTY/LIQ: US Bank, NA)	a	0.04%		10/07/14	14,740,000	14,740,000

RB Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.06%		10/07/14	3,400,000	3,400,000

RB Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.07%		10/07/14	1,600,000	1,600,000

Palm Beach Cnty
RB (Norton Gallery & School of Art) Series 1995 (LOC: Northern Trust Co)		0.03%		10/07/14	6,635,000	6,635,000

Palm Beach Cnty Solid Waste Auth
RB Series 2009A (GTY: Berkshire Hathaway Assurance Corp /LIQ: JPMorgan Chase Bank, NA)	a	0.06%		10/07/14	2,275,000	2,275,000

Polk Cnty
Health System RB (BayCare Health) Series 2012A1	b	0.12%		04/28/15	12,500,000	12,500,000

South Miami Health Facilities Auth
Hospital RB (Baptist Health South Florida) Series 2007 (LIQ: Credit Suisse AG)	a	0.04%		10/07/14	5,375,000	5,375,000

Hospital RB (Baptist Health South Florida) Series 2007 (LIQ: JPMorgan Chase Bank, NA)	a	0.10%		10/07/14	5,185,000	5,185,000

Tallahassee
Energy System RB Series 2007 (LIQ: Citibank, NA)	a	0.06%		10/07/14	9,705,000	9,705,000

Energy System RB Series 2007 (LIQ: JPMorgan Chase Bank, NA)	a	0.06%		10/07/14	4,995,000	4,995,000

						198,340,000

Georgia 1.4%
Bartow Cnty Development Auth
Pollution Control RB (Georgia Power Plant Bowen) First Series 2009	d	0.08%		10/07/14	25,000,000	25,000,000

Burke Cnty Development Auth
Pollution Control RB (Georgia Power Plant Vogtle) First Series 2009		0.03%		10/01/14	1,150,000	1,150,000

Floyd Cnty Development Auth
Pollution Control RB (Georgia Power Plant Hammond) First Series 1996		0.04%		10/01/14	780,000	780,000

Georgia
GO Bonds Series 2007B (LIQ: Wells Fargo & Co)	a	0.04%		10/07/14	5,115,000	5,115,000

GO Bonds Series 2007E (LIQ: Wells Fargo & Co)	a	0.06%		10/07/14	5,045,000	5,045,000

Georgia Housing Finance Auth
S/F Mortgage Bonds Series 2013A (LIQ: Deutsche Bank AG)	a	0.06%		10/07/14	2,825,000	2,825,000

Monroe Cnty Development Auth
Pollution Control RB (Georgia Power Plant Scherer) First Series 2008		0.04%		10/01/14	1,500,000	1,500,000

Pollution Control RB (Georgia Power Plant Scherer) First Series 2009		0.10%		10/07/14	4,000,000	4,000,000

Putnam Cnty Development Auth
Pollution Control RB (Georgia Power Co Plant Branch) First Series 1996		0.04%		10/01/14	3,985,000	3,985,000

Pollution Control RB (Georgia Power Co Plant Branch) Second Series 1997		0.04%		10/01/14	6,300,000	6,300,000

						55,700,000

Hawaii 0.2%
Hawaii
GO Bonds Series 2007DJ (LIQ: State Street Bank & Trust Company, NA)	a	0.04%		10/07/14	4,995,000	4,995,000

 13

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Honolulu
GO Bonds Series 2012A (LIQ: US Bank, NA)	a	0.04%		10/07/14	3,975,000	3,975,000

						8,970,000

Idaho 0.2%
Idaho Health Facilities Auth
Hospital RB (Trinity Health) Series 2013-ID	b	0.11%		04/28/15	8,110,000	8,110,000

Illinois 7.7%
Bartlett
Unlimited Ad Valorem Tax Bonds Series 2004 (LOC: Fifth Third Bank)		0.08%		10/07/14	9,240,000	9,240,000

Bloomington
GO Bonds Series 2004 (LIQ: JPMorgan Chase Bank, NA)		0.08%		10/07/14	9,600,000	9,600,000

Bloomington-Normal Airport Auth
GO Bonds Series 2012 (LOC: Northern Trust Co)		0.08%		10/07/14	4,790,000	4,790,000

Bolingbrook
Tax Increment Jr Lien RB Series 2005 (LOC: Sumitomo Mitsui Banking Corp)		0.29%		10/07/14	6,120,000	6,120,000

Chicago Park District
LT Park Bonds Series 2014A (LIQ: Citibank, NA)	a	0.05%		10/07/14	5,100,000	5,100,000

ULT GO Bonds Series 2010C (LIQ: JPMorgan Chase Bank, NA)	a	0.14%		10/07/14	3,000,000	3,000,000

Harris Cnty Health Facilities Development Corp
Hospital RB (Memorial Hermann Healthcare) Series 2008A1 (GTY/LIQ: Royal Bank of Canada)	a	0.04%		10/07/14	12,000,000	12,000,000

Illinois
GO Bonds Series October 2003B3 (LOC: Wells Fargo Bank, NA)		0.03%		10/07/14	11,000,000	11,000,000

GO Bonds Series October 2003B6 (LOC: Northern Trust Co)		0.04%		10/07/14	7,000,000	7,000,000

Illinois Finance Auth
IDRB (Radiological Society of North America) Series 1997 (LOC: JPMorgan Chase Bank, NA)		0.15%		10/07/14	555,000	555,000

RB (Advocate Health Care) Series 2011B	b	0.16%		04/28/15	11,900,000	11,900,000

RB (Garrett-Evangelical Theological Seminary) Series 2010 (LOC: Federal Home Loan Bank)		0.04%		10/07/14	4,205,000	4,205,000

RB (Kohl Children’s Museum) Series 2004 (LOC: Northern Trust Co)		0.05%		10/07/14	820,000	820,000

RB (Lake Forest College) Series 2008 (LOC: Northern Trust Co)		0.05%		10/07/14	2,500,000	2,500,000

RB (Perspectives Charter School) Series 2003 (LOC: BMO Harris Bank NA)		0.08%		10/07/14	4,300,000	4,300,000

RB (Regency Park at Lincolnwood) Series 1991B (ESCROW/LIQ: JPMorgan Chase Bank, NA)	a	0.07%		10/07/14	12,981,000	12,981,000

RB (Trinity Health) Series 2011IL (LIQ: Morgan Stanley Bank NA)	a	0.05%		10/07/14	1,715,000	1,715,000

RB (Univ of Chicago Medical Center) Series 2011C (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/14	7,670,000	7,670,000

RB (Univ of Chicago) Series 2007 (LIQ: Branch Banking & Trust Co)	a	0.04%		10/07/14	4,770,000	4,770,000

RB (Univ of Chicago) Series 2013A (LIQ: Citibank, NA)	a	0.05%		10/07/14	3,000,000	3,000,000

RB (YMCA of Metropolitan Chicago) Series 2001 (LOC: BMO Harris Bank NA)		0.05%		10/07/14	18,700,000	18,700,000

Refunding RB (North Shore Univ Health) Series 2010 (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/14	2,000,000	2,000,000

Illinois Health Facilities Auth
RB (Evanston Hospital Corp) Series 1996 (LIQ: JPMorgan Chase Bank, NA)		0.06%		10/07/14	34,815,000	34,815,000

14

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Illinois Housing Development Auth
M/F Housing RB (Brookhaven Apts) Series 2008 (LOC: Freddie Mac)		0.11%		10/07/14	8,605,000	8,605,000

Illinois Regional Transportation Auth
GO Bonds Series 2000A (LIQ: Bank of America, NA)	a	0.12%		10/07/14	6,665,000	6,665,000

GO Refunding Bonds Series 1999 (LIQ: Citibank, NA)	a	0.06%		10/07/14	9,900,000	9,900,000

Illinois Toll Highway Auth
Sr RB Series 2013A (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/14	1,215,000	1,215,000

Sr RB Series 2013A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/14	6,185,000	6,185,000

Sr Refunding RB Series 2008A1a (LIQ: JPMorgan Chase Bank, NA)		0.07%		10/07/14	35,310,000	35,310,000

Toll Highway Sr RB Series 2014B (LIQ: State Street Bank & Trust Company, NA)	a	0.05%		10/07/14	8,000,000	8,000,000

Metropolitan Pier & Exposition Auth
Expansion Project Bonds (McCormick Place) Series 2002A (LIQ: Deutsche Bank AG)	a	0.09%		10/07/14	6,590,000	6,590,000

Expansion Project Bonds (McCormick Place) Series 2002A (LIQ: Deutsche Bank AG)	a	0.11%		10/07/14	5,040,000	5,040,000

Refunding Bonds (McCormick Place) Series 2012B & 2010B1 (LIQ: Deutsche Bank AG)	a	0.09%		10/07/14	22,565,000	22,565,000

Metropolitan Water Reclamation District of Greater Chicago
ULT GO Refunding Bonds Series 2007A (LIQ: State Street Bank & Trust Company, NA)	a	0.04%		10/07/14	10,350,000	10,350,000

						298,206,000

Indiana 1.3%
Indiana Finance Auth
Economic Development RB (AC Grain) Series 2012 (LOC: CoBank, ACB)		0.05%		10/07/14	28,500,000	28,500,000

Health System RB (Sisters of St. Francis Health Services) Series 2009A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/14	5,000,000	5,000,000

RB (Indiana Univ Health) Series 2011L&M (GTY/LIQ: Royal Bank of Canada)	a	0.04%		10/07/14	8,500,000	8,500,000

Refunding & RB (Trinity Health) Series 2009A (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/14	2,000,000	2,000,000

Refunding & RB (Trinity Health) Series 2009A&2010B (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/14	7,050,000	7,050,000

						51,050,000

Iowa 2.6%
Iowa Finance Auth
Health Facility RB (Kahl Home) Series 2011 (LOC: JPMorgan Chase Bank, NA)		0.08%		10/07/14	24,300,000	24,300,000

Midwestern Disaster Area RB (Cargill) Series 2009B		0.07%		10/07/14	19,000,000	19,000,000

Midwestern Disaster Area RB (Cargill) Series 2012A		0.06%		10/07/14	17,500,000	17,500,000

Midwestern Disaster Area RB (Farmers Cooperative) Series 2010 (LOC: CoBank, ACB)		0.04%		10/07/14	10,000,000	10,000,000

Midwestern Disaster Area RB (Geneseo Communications) Series 2012 (LOC: US Bank, NA)		0.05%		10/07/14	12,500,000	12,500,000

Midwestern Disaster Area RB (HF Chlor-Alkali) Series 2012 (LOC: US Bank, NA)		0.09%		10/07/14	15,000,000	15,000,000

Iowa Higher Education Loan Auth
Private College Facility RB (Univ of Dubuque) Series 2004 (LOC: Fifth Third Bank)		0.06%		10/01/14	2,200,000	2,200,000

						100,500,000

 15

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Kansas 0.6%
Kansas Department of Transportation
Highway Refunding RB Series 2014B1		0.10%	10/01/14	09/01/15	2,400,000	2,400,000

Kansas Development Finance Auth
Hospital Refunding RB (Adventist Health/Sunbelt) Series 2012A (LIQ: Barclays Bank Plc)	a	0.06%		10/07/14	4,535,000	4,535,000

Olathe
Health Facilities RB (Olathe Medical Center) Series 2010B (LOC: Bank of America, NA)		0.05%		10/01/14	11,100,000	11,100,000

Shawnee
M/F Housing Refunding RB (Pinegate West Apts) Series 2008A (LOC: BMO Harris Bank NA)		0.04%		10/07/14	5,375,000	5,375,000

						23,410,000

Kentucky 0.5%
Kentucky Economic Development Finance Auth
RB (Catholic Health Initiatives) Series 2011B1	b	0.19%		04/28/15	3,000,000	3,000,000

RB (Catholic Health Initiatives) Series 2011B3	b	0.19%		04/28/15	14,300,000	14,300,000

Richmond
Lease Program RB Series 2006A (LOC: US Bank, NA)		0.05%		10/07/14	3,435,000	3,435,000

						20,735,000

Louisiana 1.1%
Ascension Parish IDB
RB (BASF SE) Series 2009	d	0.08%		10/07/14	15,000,000	15,000,000

Louisiana
Gasoline & Fuels Tax RB Series 2006A (LIQ: Citibank, NA)	a	0.06%		10/07/14	5,975,000	5,975,000

Louisiana Local Government Environmental Facilities & Community Development Auth
RB (Louise S. McGehee School) Series 2010 (LOC: Federal Home Loan Bank)		0.07%		10/07/14	5,862,500	5,862,500

Louisiana Public Facilities Auth
RB (Dynamic Fuels) Series 2008 (LOC: Bank of America, NA)		0.04%		10/01/14	3,935,000	3,935,000

Shreveport Home Mortgage Auth
M/F Housing Refunding RB (Summer Pointe) Series 2004 (LOC: Fannie Mae)		0.04%		10/07/14	3,640,000	3,640,000

St. Tammany Parish Development District
RB (BCS Development) Series 2008 (LOC: Federal Home Loan Bank)		0.07%		10/07/14	3,390,000	3,390,000

RB (Main St Holdings) Series 2006A (LOC: Federal Home Loan Bank)		0.07%		10/07/14	5,150,000	5,150,000

						42,952,500

Maine 1.3%
Maine Finance Auth
RB (Foxcroft Academy) Series 2008 (LOC: TD Bank NA)		0.05%		10/07/14	11,750,000	11,750,000

RB (Waynflete School) Series 2007 (LOC: JPMorgan Chase Bank, NA)		0.06%		10/07/14	10,150,000	10,150,000

Maine Health & Higher Educational Facilities Auth
RB Series 2006F (GTY/LIQ: US Bank, NA)	a	0.04%		10/07/14	29,440,000	29,440,000

						51,340,000

Maryland 0.3%
Maryland Health & Higher Educational Facilities Auth
RB (Johns Hopkins Univ) Series 2008A (LIQ: Branch Banking & Trust Co)	a	0.04%		10/07/14	7,600,000	7,600,000

16

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Montgomery Cnty
Economic Development RB (Riderwood Village) Series 2004 (LOC: Manufacturers & Traders Trust Co)		0.06%		10/07/14	4,330,000	4,330,000

						11,930,000

Massachusetts 1.3%
Massachusetts
GO Bonds Consolidated Loan Series 2007A (LIQ: Societe Generale)	a	0.04%		10/07/14	3,845,000	3,845,000

GO Bonds Consolidated Loan Series 2007C (ESCROW/LIQ: Credit Suisse AG)	a	0.06%		10/07/14	1,000,000	1,000,000

GO Refunding Bonds Series 2004A (LIQ: JPMorgan Chase Bank, NA)	a	0.06%		10/07/14	2,000,000	2,000,000

GO Refunding Bonds Series 2014A		0.02%	10/02/14	02/01/15	16,000,000	15,998,925

Massachusetts Bay Transportation Auth
Sr Sales Tax Bonds Series 2010A	b	0.13%		04/28/15	4,235,000	4,235,000

Massachusetts Development Finance Agency
RB (Jewish Rehabilitation Centers for Living) Series 2011B (LOC: Manufacturers & Traders Trust Co)		0.09%		10/07/14	4,485,000	4,485,000

Massachusetts Health & Educational Facilities Auth
RB (Harvard Univ) Series 2005C (LIQ: Citibank, NA)	a	0.05%		10/01/14	900,000	900,000

RB (UMass) Series 2007E&F (LIQ: US Bank, NA)	a	0.04%		10/07/14	6,985,000	6,985,000

Univ of Massachusetts Building Auth
RB Sr Series 2013-1 (LIQ: Citibank, NA)	a	0.05%		10/07/14	5,840,000	5,840,000

Refunding RB Sr Series 2013-3 (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/14	4,050,000	4,050,000

						49,338,925

Michigan 1.6%
Michigan Finance Auth
Hospital RB (CHE Trinity Health) Series 2013MI3 (GTY/LIQ: Royal Bank of Canada)	a	0.04%		10/07/14	16,495,000	16,495,000

Unemployment Obligation Assessment RB Series 2012A (LIQ: Citibank, NA)	a	0.05%		10/07/14	13,335,000	13,335,000

Michigan Higher Education Facilities Auth
Limited Obligation RB (Spring Arbor Univ) Series 2010 (LOC: Comerica Bank)		0.05%		10/07/14	3,300,000	3,300,000

Michigan State Hospital Finance Auth
RB (Ascension Health) Series 2010	b	0.10%		04/28/15	12,760,000	12,760,000

Michigan State Strategic Fund
Limited Obligation RB (Kroger) Series 2010 (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.04%		10/07/14	9,500,000	9,500,000

Michigan State Univ
GO Bonds Series 2013A (LIQ: State Street Bank & Trust Company, NA)	a	0.04%		10/07/14	5,000,000	5,000,000

						60,390,000

Minnesota 0.1%
Bloomington
M/F Housing Refunding RB (Bristol Village Apts) Series 2002A1 (LOC: Fannie Mae)		0.05%		10/07/14	3,745,000	3,745,000

Mississippi 0.3%
Mississippi Development Bank
Special Obligation Bonds Series 2012 (LIQ: Credit Suisse AG)	a	0.04%		10/07/14	10,000,000	10,000,000

 17

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Missouri 1.6%
Kansas City IDA
M/F Housing Refunding RB (Ethans Apts) Series 2004 (LOC: Citibank, NA)	d	0.06%		10/07/14	29,560,000	29,560,000

Missouri Health & Educational Facilities Auth
Health Facilities RB (Bethesda Health) Series 2013B (LOC: Bank of America, NA)		0.06%		10/01/14	10,930,000	10,930,000

Health Facilities RB (BJC Health) Series 2013B (LIQ: Royal Bank of Canada)	a	0.04%		10/07/14	9,000,000	9,000,000

Health Facilities RB (BJC Health) Series 2013C	b	0.11%		04/28/15	5,000,000	5,000,000

St. Charles Cnty IDA
IDRB (Patriot Machine) Series 2007 (LOC: Federal Home Loan Bank)		0.04%		10/07/14	5,540,000	5,540,000

						60,030,000

Nebraska 1.9%
Custer Cnty
Midwestern Disaster RB (The Andersons) Series 2011 (LOC: US Bank, NA)		0.05%		10/07/14	21,000,000	21,000,000

Omaha Public Power District
Electric System RB Series 2007A (LIQ: Branch Banking & Trust Co)	a	0.05%		10/07/14	22,730,000	22,730,000

South Sioux City
IDRB (NATURES BioReserve) Series 2010 (LOC: Bank of America, NA)		0.16%		10/07/14	25,000,000	25,000,000

Washington Cnty
IDRB (Cargill) Series 2010		0.07%		10/07/14	5,000,000	5,000,000

						73,730,000

Nevada 1.1%
Clark Cnty
Airport Passenger Facility Charge RB Series 2007A2 (GTY/LIQ: US Bank, NA)	a	0.04%		10/07/14	4,735,000	4,735,000

Economic Development Refunding RB (Bishop Gorman HS) Series 2011 (LOC: Bank of America, NA)		0.05%		10/07/14	14,810,000	14,810,000

Clark Cnty SD
LT GO Bonds Series 2006B (GTY/LIQ: State Street Bank & Trust Company, NA)	a	0.04%		10/07/14	10,000,000	10,000,000

Las Vegas Valley Water District
Water LT GO Bonds Series 2006A	a	0.04%		10/07/14	1,000,000	1,000,000

Truckee Meadows Water Auth
Water Refunding RB Series 2007 (LIQ: Wells Fargo & Co)	a	0.04%		10/07/14	11,795,000	11,795,000

						42,340,000

New Hampshire 0.2%
New Hampshire Business Finance Auth
Limited Obligation RB (Canam Steel Corp) Series 2010 (LOC: Comerica Bank)		0.12%		10/07/14	8,750,000	8,750,000

New Jersey 0.8%
New Jersey
TRAN Series Fiscal 2015 (GTY/LIQ: JPMorgan Chase Bank, NA)	a	0.04%		10/01/14	19,000,000	19,000,000

New Jersey Economic Development Auth
GO Lease RB (Rutgers Univ) Series 2013 (LIQ: Credit Suisse AG)	a	0.04%		10/07/14	3,500,000	3,500,000

18

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Transportation System Bonds Series 2005B&2006A & School Facilities Construction Refunding Bonds Series 2005K (GTY/LIQ: State Street Bank & Trust Company, NA)	a	0.04%		10/07/14	8,520,000	8,520,000

						31,020,000

New Mexico 0.3%
New Mexico Educational Assistance Foundation
Education Loan Bonds Series 2010-1A3 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.05%		10/07/14	12,000,000	12,000,000

New York 4.7%
Metropolitan Transportation Auth
Transportation RB Series 2005A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.05%		10/07/14	2,305,000	2,305,000

Monroe Security & Safety Systems Local Development Corp
RB Series 2010 (LOC: Manufacturers & Traders Trust Co)		0.04%		10/07/14	16,130,000	16,130,000

New York City
GO Bonds Fiscal 1994 Series E4 (LOC: BNP Paribas)		0.02%		10/01/14	3,500,000	3,500,000

GO Bonds Fiscal 2005 Series C3 (LIQ: Credit Suisse AG)	a	0.04%		10/07/14	4,000,000	4,000,000

GO Bonds Fiscal 2006 Series J1 (ESCROW/LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/14	6,115,000	6,115,000

GO Bonds Fiscal 2012 Series D3 (LOC: Bank of New York Mellon)		0.03%		10/01/14	5,770,000	5,770,000

GO Bonds Fiscal 2015 Series B (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/14	2,800,000	2,800,000

New York City Housing Development Corp
M/F Housing RB Series 2009C1 (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/14	2,000,000	2,000,000

M/F Housing RB Series 2014C2 (LIQ: Wells Fargo Bank, NA)		0.04%		10/07/14	10,000,000	10,000,000

New York City Municipal Water Finance Auth
Water & Sewer System Fiscal 2015 Series BB2 (LIQ: Mizuho Bank Ltd)		0.03%		10/01/14	3,030,000	3,030,000

Water & Sewer System RB Fiscal 2005 Series D (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/14	570,000	570,000

Water & Sewer System RB Fiscal 2008 Series DD (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/14	7,845,000	7,845,000

Water & Sewer System RB Fiscal 2009 Series DD (LIQ: Citibank, NA)	a	0.06%		10/07/14	1,280,000	1,280,000

Water & Sewer System RB Fiscal 2009 Series GG2 (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/14	500,000	500,000

Water & Sewer System RB Fiscal 2012 Series AA (LIQ: Citibank, NA)	a	0.05%		10/07/14	7,000,000	7,000,000

Water & Sewer System Second General Resolution RB Fiscal 2013 Series BB (LIQ: Morgan Stanley Bank NA)	a	0.05%		10/07/14	3,750,000	3,750,000

New York City Transitional Finance Auth
Building Aid RB Fiscal 2007 Series S2 (LIQ: Citibank, NA)	a	0.07%		10/07/14	12,300,000	12,300,000

Building Aid RB Fiscal 2008 Series S1 (LIQ: Citibank, NA)	a	0.05%		10/07/14	4,000,000	4,000,000

New York Convention Center Development Corp
RB Series 2005 (GTY: Berkshire Hathaway Assurance Corp /LIQ: Credit Suisse AG)	a	0.04%		10/07/14	14,435,000	14,435,000

RB Series 2005 (GTY: Berkshire Hathaway Assurance Corp /LIQ: Morgan Stanley Bank NA)	a	0.05%		10/07/14	2,359,000	2,359,000

New York Liberty Development Corp
Liberty RB (1 World Trade Center) Series 2011 (LIQ: JPMorgan Chase Bank, NA)	a	0.06%		10/07/14	25,010,000	25,010,000

RB (Goldman Sachs HQ) Series 2005 (GTY/LIQ: Wells Fargo & Co)	a	0.04%		10/07/14	7,000,000	7,000,000

 19

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
New York State Dormitory Auth
State Personal Income Tax RB Series 2013A (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/14	6,000,000	6,000,000

State Personal Income Tax Refunding RB Series 2012A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/14	9,405,000	9,405,000

New York State Environmental Facilities Corp
Clean & Drinking Water Revolving Funds RB Series 2012D (LIQ: Barclays Bank Plc)	a	0.05%		10/07/14	4,000,000	4,000,000

New York State Power Auth
RB Series 2007A (LIQ: Citibank, NA)	a	0.06%		10/07/14	6,835,000	6,835,000

New York State Urban Development Corp
State Personal Income Tax RB Series 2013A1 (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/14	4,465,000	4,465,000

State Personal Income Tax RB Series 2013C (LIQ: State Street Bank & Trust Company, NA)	a	0.04%		10/07/14	3,000,000	3,000,000

Port Auth of New York & New Jersey
Consolidated Bonds 144th Series (LIQ: Citibank, NA)	a	0.05%		10/07/14	525,000	525,000

Ramapo Housing Auth
RB (Fountainview at College Road) Series 1998 (LOC: Manufacturers & Traders Trust Co)		0.14%		10/07/14	5,700,000	5,700,000

						181,629,000

North Carolina 1.6%
Charlotte-Mecklenburg Hospital Auth
Refunding RB (Carolinas HealthCare) Series 2008A&2011A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.05%		10/07/14	1,000,000	1,000,000

Mecklenburg Cnty
GO Refunding Bonds Series 2009D	b	0.14%		04/28/15	9,145,000	9,145,000

North Carolina
Limited Obligation Bonds Series 2008A (LIQ: Branch Banking & Trust Co)	a	0.04%		10/07/14	3,500,000	3,500,000

North Carolina Capital Facilities Finance Agency
RB (Duke Univ) Series 2006A (LIQ: Wells Fargo & Co)	a	0.04%		10/07/14	23,120,000	23,120,000

RB (Guilford College) Series 2005B (LOC: Branch Banking & Trust Co)		0.05%		10/07/14	7,010,000	7,010,000

North Carolina Infrastructure Finance Corp
COP Series 2007A (LIQ: Wells Fargo & Co)	a	0.04%		10/07/14	10,085,000	10,085,000

North Carolina Medical Care Commission
Hospital Refunding RB (Cone Health) Series 2011B	b	0.16%		04/28/15	5,000,000	5,000,000

Hospital Refunding RB (Wayne Memorial Hospital) Series 2009 (LOC: Branch Banking & Trust Co)		0.06%		10/07/14	1,700,000	1,700,000

						60,560,000

North Dakota 0.2%
Richland Cnty
RB (Minn-Dak Farmers Coop) Series 2010B (LOC: CoBank, ACB)		0.05%		10/07/14	7,000,000	7,000,000

Ohio 0.6%
Allen Cnty
Hospital Facilities Refunding RB (Catholic Health Partners) Series 2012A (LIQ: Morgan Stanley Bank NA)	a	0.05%		10/07/14	7,500,000	7,500,000

Franklin Cnty
RB (Children’s Hospital) Series 1992B (LIQ: JPMorgan Chase Bank, NA)		0.14%		10/07/14	900,000	900,000

RB (OhioHealth) Series 2011C		0.07%	10/02/14	06/03/15	2,940,000	2,940,000

20

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
RB (Trinity Health) Series 2013-OH	b	0.11%		04/28/15	1,300,000	1,300,000

Northeast Ohio Regional Sewer District
Wastewater RB Series 2013 (LIQ: State Street Bank & Trust Company, NA)	a	0.05%		10/07/14	4,375,000	4,375,000

Ohio
GO Refunding RB Series 2014A (LIQ: Morgan Stanley Bank NA)	a	0.05%		10/07/14	3,000,000	3,000,000

Ohio Water Development Auth
Refunding RB (TimkenSteel) Series 2001 (LOC: Northern Trust Co)		0.04%		10/07/14	3,000,000	3,000,000

						23,015,000

Oklahoma 0.7%
Oklahoma Turnpike Auth
Second Sr Refunding RB Series 2006B (GTY/LIQ: Royal Bank of Canada)	a	0.04%		10/07/14	25,000,000	25,000,000

Oregon 0.4%
Oregon
Business Development RB (Sage Hollow Ranch) Series 223 (LOC: CoBank, ACB)		0.05%		10/07/14	3,000,000	3,000,000

Oregon State Facilities Auth
RB (Providence Health & Services) Series 2013C		0.09%		10/01/14	8,500,000	8,500,000

Portland CCD
GO Bonds Series 2013 (LIQ: Credit Suisse AG)	a	0.04%		10/07/14	3,000,000	3,000,000

						14,500,000

Pennsylvania 1.9%
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center) Series 2010B1&B2 (GTY/LIQ: Royal Bank of Canada)	a	0.04%		10/07/14	29,000,000	29,000,000

RB (Univ of Pittsburgh Medical Center) Series 2010C (GTY/LIQ: Royal Bank of Canada)	a	0.04%		10/07/14	9,700,000	9,700,000

Cumberland Cnty Municipal Auth
RB (Presbyterian Homes) Series 1993A (LOC: Manufacturers & Traders Trust Co)		0.05%		10/07/14	4,000,000	4,000,000

Lancaster Cnty Hospital Auth
RB (Landis Homes Retirement Community) Series 2009 (LOC: Manufacturers & Traders Trust Co)		0.09%		10/07/14	6,390,000	6,390,000

Pennsylvania
GO Bonds First Series 2014 (LIQ: Morgan Stanley Bank NA)	a	0.05%		10/07/14	800,000	800,000

GO Refunding Bonds Third Series 2004 (LIQ: State Street Bank & Trust Company, NA)	a	0.04%		10/07/14	1,200,000	1,200,000

Pennsylvania HFA
S/F Mortgage RB Series 2009-105C (LIQ: Bank of America, NA)	a	0.07%		10/07/14	3,000,000	3,000,000

Pennsylvania State Univ
Bonds Series 2007A (GTY/LIQ: US Bank, NA)	a	0.04%		10/07/14	2,700,000	2,700,000

Philadelphia IDA
Healthcare RB (Greater Philadelphia Health Action) Series 2008 (LOC: Bank of America, NA)		0.10%		10/07/14	5,410,000	5,410,000

Univ of Pittsburgh
Bonds Series 2005A (LIQ: Barclays Bank Plc)	a	0.06%		10/07/14	6,665,000	6,665,000

Bonds Series 2009B (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/14	3,925,000	3,925,000

						72,790,000

 21

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

South Carolina 0.4%
Building Equity Sooner For Tomorrow
Refunding RB (Greenville Cnty SD) Series 2006 (LIQ: Wells Fargo & Co)	a	0.04%		10/07/14	9,615,000	9,615,000

Charleston Educational Excellence Financing Corporation
Installment Purchase Refunding RB Series 2013B (LIQ: Credit Suisse AG)	a	0.04%		10/07/14	975,000	975,000

Cherokee Cnty
IDRB (Newark Electronics) Series 1985 (LOC: Bank of America, NA)		0.32%		10/07/14	6,500,000	6,500,000

						17,090,000

Tennessee 0.9%
Chattanooga IDB
Lease Rental Refunding RB Series 2007 (LIQ: Royal Bank of Canada)	a	0.06%		10/07/14	3,000,000	3,000,000

Clarksville Public Building Auth
Pooled Financing RB (Tennessee Municipal Bond Fund) Series 1995 (LOC: Bank of America, NA)		0.07%		10/07/14	4,975,000	4,975,000

Loudon IDB
Pollution Control Refunding RB (A.E. Staley Manufacturing) Series 1991 (LOC: Citibank, NA)		0.06%		10/07/14	16,200,000	16,200,000

Montgomery Cnty Public Building Auth
Pooled Financing RB (Tennessee Cnty Loan Pool) Series 1995 (LOC: Bank of America, NA)	a	0.07%		10/07/14	2,580,000	2,580,000

Pooled Financing RB (Tennessee Cnty Loan Pool) Series 1997 (LOC: Bank of America, NA)		0.07%		10/07/14	2,445,000	2,445,000

Sevier Cnty Public Building Auth
Local Government RB Series VD1 (LOC: Bank of America, NA)		0.05%		10/07/14	5,900,000	5,900,000

						35,100,000

Texas 6.3%
Dallas Area Rapid Transit
Sr Lien Sales Tax Refunding RB Series 2007 (LIQ: Credit Suisse AG)	a	0.04%		10/07/14	2,500,000	2,500,000

Sr Lien Sales Tax Refunding RB Series 2007 (LIQ: JPMorgan Chase Bank, NA)	a	0.06%		10/07/14	4,465,000	4,465,000

Grand Parkway Transportation Corp
Sub Tier Toll RB Series 2013B (LIQ: Bank of America, NA)	a	0.05%		10/07/14	5,270,000	5,270,000

Sub Tier Toll RB Series 2013B (LIQ: Deutsche Bank AG)	a	0.10%		10/07/14	26,125,000	26,125,000

Sub Tier Toll RB Series 2013B (LIQ: Morgan Stanley Bank NA)	a	0.05%		10/07/14	5,000,000	5,000,000

Sub Tier Toll RB Series 2013B (LIQ: State Street Bank & Trust Company, NA)	a	0.05%		10/07/14	7,000,000	7,000,000

Harris Cnty
Toll Road Sr Lien RB Series 2009A (LIQ: Credit Suisse AG)	a	0.04%		10/07/14	9,190,000	9,190,000

Toll Road Sub Lien ULT Refunding RB Series 2007C (LIQ: Wells Fargo & Co)	a	0.04%		10/07/14	12,860,000	12,860,000

Harris Cnty Cultural Education Facilities Finance Corp
Hospital Refunding RB (Memorial Hermann Healthcare) Series 2010B (GTY/LIQ: Royal Bank of Canada)	a	0.04%		10/07/14	10,000,000	10,000,000

Harris Cnty Flood Control District
Contract Tax Bonds Series 2010A (LIQ: Bank of America, NA)	a	0.07%		10/07/14	5,500,000	5,500,000

Harris Cnty Metropolitan Transit Auth
Sales & Use Tax Bonds Series 2011A (LIQ: Deutsche Bank AG)	a	0.08%		10/07/14	7,745,000	7,745,000

Sales & Use Tax Bonds Series 2011A (LIQ: Royal Bank of Canada)	a	0.04%		10/07/14	4,500,000	4,500,000

22

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Houston
Water & Sewer System Jr Lien Refunding RB Series 1998A (LIQ: Deutsche Bank AG)	a	0.11%		10/07/14	8,020,000	8,020,000

Houston Community College System
Maintenance Tax Notes Series 2008 (LIQ: Deutsche Bank AG)	a	0.11%		10/07/14	4,100,000	4,100,000

Metropolitan Higher Education Auth
Higher Education RB (Univ of Dallas) Series 2008 (LOC: JPMorgan Chase Bank, NA)		0.07%		10/07/14	10,540,000	10,540,000

North East ISD
ULT Bonds Series 2007A (GTY: TX Permanent School Fund /LIQ: US Bank, NA)	a	0.04%		10/07/14	8,275,000	8,275,000

North Texas Municipal Water District
Water System RB Series 2008 (LIQ: Bank of America, NA)	a	0.06%		10/07/14	4,565,000	4,565,000

Northwest ISD
ULT Refunding Bonds Series 2005 (GTY: TX Permanent School Fund /LIQ: US Bank, NA)	a	0.04%		10/07/14	10,000,000	10,000,000

Port Arthur Navigation District IDC
Exempt Facilities RB (Total Petrochemicals & Refining USA) Series 2012A		0.05%		10/07/14	20,000,000	20,000,000

Exempt Facilities RB (Total Petrochemicals & Refining USA) Series 2012B		0.05%		10/07/14	10,000,000	10,000,000

San Antonio
Electric & Gas Systems RB Series 2013 (LIQ: Royal Bank of Canada)	a	0.04%		10/07/14	5,000,000	5,000,000

Electric & Gas Systems Refunding RB New Series 2009A (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/14	4,020,000	4,020,000

San Antonio Public Facilities Corp
Lease Refunding RB Series 2012 (LIQ: State Street Bank & Trust Company, NA)	a	0.04%		10/07/14	10,005,000	10,005,000

Refunding Lease RB Series 2012 (LIQ: Deutsche Bank AG)	a	0.05%		10/07/14	12,515,000	12,515,000

Tarrant Cnty Cultural Education Facilities Finance Corp
RB (Texas Health Resources) Series 2007B (LIQ: Bank of America, NA)	a	0.09%		10/07/14	5,625,000	5,625,000

RB (Texas Health Resources) Series 2010 (LIQ: Wells Fargo Bank, NA)	a	0.05%		10/07/14	17,555,000	17,555,000

Texas
Veterans Bonds Series 2014D (LIQ: State Street Bank & Trust Company, NA)		0.04%		10/07/14	5,000,000	5,000,000

Texas A&M Univ
Financing System RB Series 2010B (LIQ: Barclays Bank Plc)	a	0.06%		10/07/14	1,500,000	1,500,000

Univ of Houston
Consolidated Refunding RB Series 2008 (LIQ: Bank of America, NA)	a	0.09%		10/07/14	5,540,000	5,540,000

						242,415,000

Utah 0.4%
Utah Housing Corp
M/F Housing RB (Timbergate Apts) Series 2009A (LOC: Freddie Mac)		0.09%		10/07/14	9,375,000	9,375,000

Utah Transit Auth
Sales Tax RB Series 2008A (LIQ: Citibank, NA)	a	0.06%		10/07/14	7,230,000	7,230,000

						16,605,000

Virginia 1.0%
Fairfax Cnty
Sewer RB Series 2012 (GTY/LIQ: US Bank, NA)	a	0.04%		10/07/14	9,900,000	9,900,000

 23

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Fairfax Cnty IDA
Health Care RB (Inova Health) Series 2012C	b	0.12%		04/28/15	7,370,000	7,370,000

Health Care RB (Inova Health) Series 2012D (LIQ: Credit Suisse AG)	a	0.04%		10/07/14	2,400,000	2,400,000

Hospital Refunding RB (Inova Health) Series 1993A (LIQ: Credit Suisse AG)	a	0.04%		10/07/14	3,330,000	3,330,000

Norfolk Economic Development Auth
Hospital Facilities RB (Sentara Healthcare) Series 2010C	b	0.16%		04/28/15	9,150,000	9,150,000

Virginia College Building Auth
Educational Facilities RB Series 2006A (ESCROW/LIQ: Wells Fargo & Co)	a	0.06%		10/07/14	4,663,000	4,663,000

						36,813,000

Washington 2.8%
Central Puget Sound Regional Transit Auth
Sales Tax Bonds Series 2007A (LIQ: Branch Banking & Trust Co)	a	0.04%		10/07/14	2,990,000	2,990,000

Pierce Cnty
Sewer RB 2012 (GTY/LIQ: US Bank, NA)	a	0.04%		10/07/14	12,075,000	12,075,000

Pierce Cnty Economic Development Corp
IDRB (Frederico Enterprises I) Series 2010 (LOC: Rabobank Nederland)		0.09%		10/07/14	4,420,000	4,420,000

Washington
GO Bonds Series 2014D (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/14	4,000,000	4,000,000

GO Refunding Bonds Series R2010B (LIQ: Bank of America, NA)	a	0.05%		10/07/14	7,000,000	7,000,000

Washington Health Care Facilities Auth
RB (Catholic Health Initiatives) Series 2013B1	b	0.19%		04/28/15	8,000,000	8,000,000

RB (Catholic Health Initiatives) Series 2013B2	b	0.19%		04/28/15	7,000,000	7,000,000

RB (Fred Hutchinson Cancer Research Center) Series 2009A (GTY/LIQ: Wells Fargo & Co)	a	0.05%		10/07/14	14,995,000	14,995,000

RB (MultiCare Health System) Series 2009A (LIQ: Royal Bank of Canada)	a	0.06%		10/07/14	5,000,000	5,000,000

RB (PeaceHealth) Series 2008A (GTY/LIQ: Wells Fargo & Co)	a	0.07%		10/07/14	4,630,000	4,630,000

RB (Providence Health & Services) Series 2012A (LIQ: Deutsche Bank AG)	a	0.05%		10/07/14	9,205,000	9,205,000

RB (Providence Health & Services) Series 2012C (LIQ: US Bank, NA)		0.06%		10/07/14	30,000,000	30,000,000

						109,315,000

West Virginia 0.4%
West Virginia Hospital Finance Auth
Refunding & RB (Charleston Area Medical Center) Series 2009A (GTY/LIQ: Wells Fargo & Co)	a	0.05%		10/07/14	15,530,000	15,530,000

Wisconsin 1.0%
Wisconsin
Appropriation Bonds Series 2009A (LIQ: Barclays Bank Plc)	a	0.06%		10/07/14	12,500,000	12,500,000

Wisconsin Health & Educational Facilities Auth
Health Facilities RB (UnityPoint Health) Series 2014B1	b	0.12%		04/28/15	3,500,000	3,500,000

Health Facilities RB (UnityPoint Health) Series 2014B2	b	0.12%		04/28/15	4,150,000	4,150,000

RB (Ascension Health Alliance) Series 2013B5	b	0.10%		04/28/15	4,685,000	4,685,000

Refunding RB (Lawrence Univ) Series 2009 (LOC: JPMorgan Chase Bank, NA)		0.05%		10/07/14	1,790,000	1,790,000

24

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Wisconsin Housing & Economic Development Auth
Housing RB Series 2012B (LIQ: Federal Home Loan Bank)		0.04%		10/07/14	10,240,000	10,240,000

						36,865,000

Total Variable-Rate Securities
(Cost $2,624,018,425)						2,624,018,425

End of Investments.

At 09/30/14, the tax basis cost of the fund’s investments was $3,846,680,563.

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,593,320,000 or 41.4% of net assets.
b	Illiquid security. At the period end, the value of these amounted to $136,105,000 or 3.5% of net assets.
c	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
d	All or a portion of this security is designated as collateral for delayed-delivery securities.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
ULT —	Unlimited tax
USD —	Unified school district

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be

 25

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2014, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2014.

REG47707SEP14

26

The Charles Schwab Family of Funds
Schwab New York AMT Tax-Free Money Fund™

Portfolio Holdings as of September 30, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

31.3%	Fixed-Rate Securities	602,340,005	602,340,005
68.7%	Variable-Rate Securities	1,325,065,000	1,325,065,000

100.0%	Total Investments	1,927,405,005	1,927,405,005
0.0%	Other Assets and Liabilities, Net		467,240

100.0%	Net Assets		1,927,872,245

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 31.3% of net assets

New York 31.3%
Albany Cnty
BAN Series 2014A		0.75%		05/29/15	19,381,024	19,453,026

Amherst
BAN 2013B		1.00%		11/13/14	5,000,000	5,004,223

Babylon
BAN 2014		1.50%		08/01/15	4,190,000	4,236,669

Bay Shore UFSD
TAN 2014-2015		1.50%		06/26/15	18,000,000	18,156,969

Buffalo
BAN 2014		2.00%		04/29/15	7,367,399	7,440,942

GO Bonds 2014		4.00%		04/01/15	1,734,769	1,766,660

Clinton Cnty
BAN Series 2014A		1.00%		06/12/15	1,640,008	1,647,050

East Islip UFSD
GO TAN 2014		0.75%		06/27/15	4,000,000	4,016,792

Eastport South Manor CSD
TAN 2014-2015	b	1.00%		06/26/15	16,000,000	16,079,520

Grand Island
BAN 2013		0.75%		10/15/14	6,653,000	6,654,169

Hampton Bays UFSD
BAN 2014		0.50%		06/26/15	11,000,000	11,027,784

Harborfields CSD
TAN 2014-2015		0.75%		06/26/15	4,000,000	4,017,122

Herricks UFSD
TAN Series 2014-2015		1.00%		06/26/15	7,000,000	7,041,136

Ithaca
GO BAN Series 2014B		1.00%		07/31/15	1,500,000	1,510,339

Kenmore-Tonawanda UFSD
BAN 2014		0.50%		06/17/15	7,956,442	7,971,629

 1

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Kingston SD
BAN Series 2014A		0.45%		06/17/15	16,000,000	16,032,244

Liverpool CSD
BANS 2014-2015	b	1.25%		10/02/15	3,000,000	3,030,360

Mamaroneck
BAN Series 2014B		1.00%		09/03/15	4,901,875	4,931,610

Metropolitan Transportation Auth
Dedicated Tax Fund Bonds Series 2002B2		3.00%		11/01/14	1,700,000	1,704,131

Dedicated Tax Fund Bonds Series 2004A		5.25%		11/15/14	230,000	231,418

Dedicated Tax Fund Bonds Series 2006A		4.00%		11/15/14	100,000	100,459

Dedicated Tax Fund Bonds Series 2006B		5.00%		11/15/14	1,500,000	1,508,964

Dedicated Tax Fund Bonds Series 2009A		3.30%		11/15/14	160,000	160,604

Dedicated Tax Fund Bonds Series 2009B		5.00%		11/15/14	100,000	100,577

Dedicated Tax Fund Bonds Series 2010A1		5.00%		11/15/14	1,125,000	1,131,622

Revenue BAN Series CP2B (LOC: Barclays Bank Plc)		0.08%		11/06/14	28,190,000	28,190,000

State Service Contract Refunding Bonds Series 2002A		5.50%		01/01/15	1,210,000	1,225,970

Nassau Cnty Interim Finance Auth
Sales Tax Secured Bonds Series 2004H		5.00%		11/15/14	1,240,000	1,247,307

Nassau Health Care Corp
Bonds Series 2009C2 (LOC: Wells Fargo Bank, NA)		0.09%		10/07/14	11,100,000	11,100,000

New York City
GO Bonds Fiscal 2005 Series E		5.00%		11/01/14	385,000	386,553

GO Bonds Fiscal 2005 Series J		5.00%		03/01/15	455,000	464,026

GO Bonds Fiscal 2006 Series D		5.00%		08/01/15	400,000	415,853

GO Bonds Fiscal 2006 Series G		5.00%		08/01/15	400,000	415,808

GO Bonds Fiscal 2007 Series A		4.50%		08/01/15	150,000	155,325

GO Bonds Fiscal 2007 Series C1		5.00%		01/01/15	205,000	207,428

GO Bonds Fiscal 2007 Series D		5.00%		02/01/15	180,000	182,845

GO Bonds Fiscal 2008 Series A1		5.00%		08/01/15	290,000	301,468

GO Bonds Fiscal 2008 Series G		5.00%		08/01/15	350,000	363,851

GO Bonds Fiscal 2008 Series H		4.00%		08/01/15	100,000	103,119

GO Bonds Fiscal 2008 Series I1		3.50%		02/01/15	250,000	252,680

GO Bonds Fiscal 2009 Series A1		4.00%		08/15/15	125,000	129,092

GO Bonds Fiscal 2009 Series E1		4.50%		10/15/14	200,000	200,326

GO Bonds Fiscal 2009 Series H1		5.00%		03/01/15	475,000	484,480

GO Bonds Fiscal 2010 Series C		5.00%		08/01/15	360,000	374,344

GO Bonds Fiscal 2010 Series E		3.00%		08/01/15	175,000	179,034

GO Bonds Fiscal 2010 Series E		5.00%		08/01/15	290,000	301,457

GO Bonds Fiscal 2011 Series B		4.00%		08/01/15	350,000	360,906

GO Bonds Fiscal 2011 Series E		4.00%		08/01/15	100,000	103,130

GO Bonds Fiscal 2011 Series G		5.00%		08/01/15	900,000	936,025

GO Bonds Fiscal 2011 Series I1		4.00%		08/01/15	325,000	335,152

GO Bonds Fiscal 2012 Series F		5.00%		08/01/15	300,000	311,857

GO Bonds Fiscal 2012 Series I		5.00%		08/01/15	1,285,000	1,336,746

GO Bonds Fiscal 2013 Series B		3.00%		08/01/15	200,000	204,569

GO Bonds Fiscal 2013 Series D		4.00%		08/01/15	300,000	309,421

GO Bonds Fiscal 2013 Series E		5.00%		08/01/15	120,000	124,754

GO Bonds Fiscal 2013 Series G		2.00%		08/01/15	125,000	126,828

GO Bonds Fiscal 2014 Series B		5.00%		08/01/15	400,000	415,857

2

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
GO Bonds Fiscal 2014 Series I1 (LIQ: Deutsche Bank AG)	a	0.19%		11/20/14	19,000,000	19,000,000

New York City Housing Development Corp
M/F Housing RB Series 2012D2A		0.90%		11/01/14	525,000	525,264

M/F Housing RB Series 2013A1		0.35%		11/01/14	2,000,000	2,000,101

New York City Municipal Water Finance Auth
Extendible CP Series 8		0.10%	11/06/14	05/11/15	15,000,000	15,000,000

New York City Transitional Finance Auth
Building Aid RB Fiscal 2007 Series S2		5.00%		01/15/15	130,000	131,771

Building Aid RB Fiscal 2008 Series S1		3.50%		01/15/15	100,000	100,929

Building Aid RB Fiscal 2008 Series S1		5.00%		01/15/15	150,000	152,059

Building Aid RB Fiscal 2009 Series S2		5.00%		07/15/15	160,000	165,971

Building Aid RB Fiscal 2009 Series S4 (LIQ: Wells Fargo & Co)	a	0.14%		07/09/15	16,435,000	16,435,000

Future Tax Secured Bonds Fiscal 2010 Series I2		4.00%		11/01/14	115,000	115,366

Future Tax Secured Bonds Fiscal 2012 Series E1		4.00%		02/01/15	100,000	101,242

Future Tax Secured Refunding Bonds Fiscal 2006 Series A1		5.00%		11/01/14	1,280,000	1,285,177

Future Tax Secured Sr Bonds Fiscal 2009 Series A		5.00%		11/01/14	230,000	230,920

Future Tax Secured Sub Bonds Fiscal 2007 Series A1		3.63%		08/01/15	250,000	257,042

Future Tax Secured Sub Bonds Fiscal 2007 Series A1		5.00%		08/01/15	100,000	103,951

Future Tax Secured Sub Bonds Fiscal 2007 Series B		4.00%		11/01/14	350,000	351,103

Future Tax Secured Sub Bonds Fiscal 2007 Series B		5.00%		11/01/14	2,130,000	2,138,572

Future Tax Secured Sub Bonds Fiscal 2011 Series B3		5.00%		11/01/14	100,000	100,397

Future Tax Secured Sub Bonds Fiscal 2011 Series C		5.00%		11/01/14	1,425,000	1,430,832

Future Tax Secured Sub Bonds Fiscal 2011 Series E		3.00%		11/01/14	500,000	501,163

Future Tax Secured Sub Bonds Fiscal 2012 Series A		5.00%		11/01/14	325,000	326,294

Future Tax Secured Sub Bonds Fiscal 2013 Series B		4.00%		11/01/14	500,000	501,616

Future Tax Secured Sub Bonds Fiscal 2013 Series F1		3.00%		02/01/15	200,000	201,826

Future Tax Secured Sub Secured Bonds Fiscal 2010 Series C1		3.00%		08/01/15	100,000	102,294

New York Liberty Development Corp
Liberty Refunding RB (3 World Trade Center) Series 2011A (ESCROW)		0.15%		03/19/15	17,800,000	17,800,000

New York State
GO Bonds Series 2008A		4.00%		03/01/15	200,000	203,082

GO Bonds Series 2009A		5.00%		02/15/15	250,000	254,444

GO Bonds Series 2013A		3.00%		03/01/15	100,000	101,159

New York State Dormitory Auth
Consolidated Service Contract Refunding RB Series 2009A		5.00%		07/01/15	525,000	543,769

CP (Cornell Univ)		0.09%		10/02/14	5,750,000	5,750,000

CP (Cornell Univ)		0.09%		12/11/14	11,140,000	11,140,000

Hospital Refunding RB (The Bronx-Lebanon Hospital Center) Series 2006		4.00%		02/15/15	300,000	304,136

Mental Health Services Facilities Improvement RB Series 2007C		4.00%		08/15/15	100,000	103,247

Mental Health Services Facilities RB Series 2005C1		5.00%		02/15/15	400,000	407,053

Mental Health Services Facilities RB Series 2005D1		5.00%		02/15/15	100,000	101,761

Mental Health Services Facilities RB Series 2005E		4.00%		02/15/15	140,000	141,955

Mental Health Services Facilities RB Series 2005F		4.00%		02/15/15	100,000	101,375

Mental Health Services Facilities RB Series 2007B		5.00%		02/15/15	200,000	203,516

Mental Health Services Facilities RB Series 2007D		5.00%		02/15/15	370,000	376,520

Mental Health Services Facilities RB Series 2009A1		5.00%		02/15/15	530,000	539,363

Mental Health Services Facilities RB Series 2010A		5.00%		02/15/15	1,795,000	1,827,446

 3

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Mental Health Services Facilities RB Series 2010A		5.00%		08/15/15	1,345,000	1,401,140

RB (Columbia Univ) Series 2006A		5.00%		07/01/15	125,000	129,434

RB (New York Univ) Series 2008A		4.00%		07/01/15	100,000	102,771

RB (New York Univ) Series 2008C		4.00%		07/01/15	100,000	102,824

RB (NYU) Series 2009A		4.00%		07/01/15	100,000	102,792

RB (NYU) Series 2009A (LIQ: Wells Fargo & Co)	a	0.15%		07/09/15	18,500,000	18,500,000

RB (NYU) Series 2012A		5.00%		07/01/15	760,000	786,975

RB (St. Luke’s-Roosevelt Hospital Center) Series 2005 (ESCROW)		4.90%		08/15/15	6,690,000	6,957,485

RB (Univ of New York) Series 1998A		5.75%		07/01/15	1,000,000	1,041,889

State Personal Income Tax RB Series 2005D		5.00%		03/15/15	990,000	1,011,265

State Personal Income Tax RB Series 2005F		4.00%		03/15/15	150,000	152,544

State Personal Income Tax RB Series 2005F		5.00%		03/15/15	125,000	127,692

State Personal Income Tax RB Series 2007C		5.00%		03/15/15	610,000	623,147

State Personal Income Tax RB Series 2008A		4.00%		03/15/15	100,000	101,700

State Personal Income Tax RB Series 2008B		3.50%		03/15/15	100,000	101,446

State Personal Income Tax RB Series 2009A		4.00%		12/15/14	150,000	151,141

State Personal Income Tax RB Series 2009A		5.00%		02/15/15	490,000	498,650

State Personal Income Tax RB Series 2009G		5.00%		03/15/15	300,000	306,419

State Personal Income Tax RB Series 2010A		5.00%		02/15/15	115,000	117,028

State Personal Income Tax RB Series 2010E		5.00%		02/15/15	850,000	865,253

State Personal Income Tax RB Series 2011C		4.00%		03/15/15	125,000	127,097

New York State Environmental Facilities Corp
Clean Water & Drinking Water Revolving Funds RB Series 2005B		5.00%		10/15/14	450,000	450,810

Clean Water & Drinking Water Revolving Funds RB Series 2008A		3.25%		06/15/15	160,000	163,367

Clean Water & Drinking Water Revolving Funds Sub RB Series 2006B		5.50%		06/15/15	205,000	212,559

Clean Water & Drinking Water Revolving Funds Sub RB Series 2007C		5.00%		06/15/15	140,000	144,672

Clean Water & Drinking Water Revolving Funds Sub RB Series 2009A		5.00%		06/15/15	150,000	155,019

Clean Water & Drinking Water Revolving Funds Sub RB Series 2011B		5.00%		06/15/15	100,000	103,348

Clean Water & Drinking Water Revolving Funds Sub RB Series 2012A		4.00%		06/15/15	210,000	215,524

Clean Water & Drinking Water Revolving Funds Sub RB Series 2014A		5.00%		06/15/15	700,000	723,721

State Clean Water & Drinking Water Revolving Funds RB Series 2012D		3.00%		06/15/15	760,000	775,184

State Personal Income Tax RB Series 2008A		5.00%		12/15/14	100,000	100,980

State Personal Income Tax RB Series 2009A		4.00%		12/15/14	150,000	151,158

New York State HFA
Consolidated Service Contract Refunding RB Series 2011A		5.00%		09/15/15	100,000	104,500

New York State Local Government Assistance Corp
Sr Lien Refunding Bonds Series 2007A		5.00%		04/01/15	100,000	102,377

Sr Lien Refunding Bonds Series 2008A		5.00%		04/01/15	275,000	281,517

Sub Lien Refunding Bonds Series 2010B		5.00%		04/01/15	350,000	358,312

Sub Lien Refunding Bonds Series 2012A		5.00%		04/01/15	1,030,000	1,054,827

New York State Mortgage Agency
Homeowner Mortgage RB Series 169		0.75%		10/01/14	400,000	400,000

4

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
New York State Power Auth
CP Series 1&2		0.08%		10/10/14	5,000,000	5,000,000

CP Series 1&2		0.08%		11/05/14	42,110,000	42,110,000

CP Series 1&2		0.08%		11/06/14	10,000,000	10,000,000

CP Series 1&2		0.08%		11/17/14	20,000,000	20,000,000

CP Series 1&2		0.11%		12/08/14	6,000,000	6,000,000

CP Series 1&2		0.09%		12/10/14	10,000,000	10,000,000

RB Series 2006A		5.00%		11/15/14	350,000	352,046

RB Series 2007C		4.00%		11/15/14	150,000	150,686

RB Series 2007C		5.00%		11/15/14	100,000	100,579

RB Series 2011A		4.00%		11/15/14	125,000	125,569

New York State Thruway Auth
Local Highway & Bridge Service Contract Bonds Series 2007		4.50%		04/01/15	145,000	148,085

Local Highway & Bridge Service Contract Bonds Series 2008		3.20%		04/01/15	250,000	253,669

Local Highway & Bridge Service Contract Bonds Series 2009		3.50%		04/01/15	100,000	101,617

Local Highway & Bridge Service Contract Bonds Series 2009		5.00%		04/01/15	250,000	255,877

Local Highway & Bridge Service Contract Bonds Series 2012A		4.00%		04/01/15	3,725,000	3,796,730

Second General Highway & Bridge Trust Fund Bonds Series 2005B		5.00%		04/01/15	4,445,000	4,551,808

Second General Highway & Bridge Trust Fund Bonds Series 2006A		4.13%		04/01/15	125,000	127,445

Second General Highway & Bridge Trust Fund Bonds Series 2006A		5.00%		04/01/15	150,000	153,539

Second General Highway & Bridge Trust Fund Bonds Series 2008A		5.00%		04/01/15	435,000	445,348

Second General Highway & Bridge Trust Fund Bonds Series 2008B		3.40%		04/01/15	335,000	340,239

Second General Highway & Bridge Trust Fund Bonds Series 2008B		5.00%		04/01/15	990,000	1,013,510

Second General Highway & Bridge Trust Fund Bonds Series 2009A1		4.50%		04/01/15	125,000	127,668

Second General Highway & Bridge Trust Fund Bonds Series 2009B		5.00%		04/01/15	125,000	127,974

Second General Highway & Bridge Trust Fund Bonds Series 2010A		5.00%		04/01/15	150,000	153,532

Second General Highway & Bridge Trust Fund Bonds Series 2012A		5.00%		04/01/15	1,655,000	1,694,452

State Personal Income Tax RB Series 2005A		5.00%		03/15/15	215,000	219,576

State Personal Income Tax RB Series 2008A		4.00%		03/15/15	100,000	101,706

State Personal Income Tax RB Series 2008A		5.00%		03/15/15	185,000	188,975

State Personal Income Tax RB Series 2010A		4.00%		03/15/15	150,000	152,508

State Personal Income Tax RB Series 2011A		5.00%		03/15/15	1,500,000	1,532,849

State Personal Income Tax RB Series 2012A		4.00%		03/15/15	150,000	152,523

State Personal Income Tax Refunding RB Series 2007A		5.00%		03/15/15	320,000	326,876

New York State Urban Development Corp
Service Contract Refunding RB Series 2005A		5.00%		01/01/15	610,000	617,356

Service Contract Refunding RB Series 2007A		5.00%		01/01/15	635,000	642,685

Service Contract Refunding RB Series 2008D		4.50%		01/01/15	100,000	101,052

Service Contract Refunding RB Series 2008D		5.00%		01/01/15	1,305,000	1,320,575

Service Contract Refunding RB Series 2010A2		5.00%		01/01/15	430,000	435,137

State Personal Income Tax RB Series 2004B1		5.00%		12/15/14	230,000	232,226

State Personal Income Tax RB Series 2005A1		3.50%		12/15/14	100,000	100,652

State Personal Income Tax RB Series 2005B		4.00%		03/15/15	100,000	101,671

State Personal Income Tax RB Series 2007B		4.00%		03/15/15	100,000	101,678

State Personal Income Tax RB Series 2008A1		4.00%		12/15/14	725,000	730,575

State Personal Income Tax RB Series 2009A1		5.00%		12/15/14	400,000	403,868

State Personal Income Tax RB Series 2011A		5.00%		03/15/15	110,000	112,332

 5

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
North Hempstead
BAN 2014A		0.35%		04/08/15	2,395,000	2,396,104

BAN 2014B		1.00%		04/08/15	1,015,000	1,018,400

BAN Series 2013B		0.75%		10/03/14	15,807,384	15,807,815

North Syracuse CSD
GO BAN 2014		0.75%		08/14/15	4,899,020	4,920,864

North Tonawanda SD
School Construction BAN 2014		1.00%		09/17/15	10,385,000	10,457,204

Owego Apalachin CSD
BAN Series 2014		1.50%		08/21/15	9,400,000	9,491,368

Port Auth of New York & New Jersey
Consolidated Bonds Series 154		5.00%		09/01/15	170,000	177,392

Consolidated Bonds Series 180		3.00%		06/01/15	300,000	305,583

Putnam Cnty
TAN 2013		0.75%		10/24/14	16,000,000	16,005,182

Schenectady City SD
BAN 2014A		1.00%		05/22/15	5,060,264	5,081,810

BAN 2014B		1.00%		07/02/15	6,877,536	6,913,516

Schenectady Cnty
BAN 2014		0.50%		02/18/15	38,000,000	38,048,682

South Country CSD at Brookhaven
TAN 2014-2015	b	1.25%		06/25/15	3,000,000	3,022,680

Tonawanda
BAN Series 2014		0.75%		09/03/15	5,000,000	5,025,991

Triborough Bridge & Tunnel Auth
General RB Series 2009A2		2.50%		11/15/14	2,000,000	2,005,599

General RB Series 2009A2		3.00%		11/15/14	250,000	250,861

General Refunding RB Series 2002B		5.25%		11/15/14	1,825,000	1,836,367

General Refunding RB Series 2011A		5.00%		01/01/15	4,475,000	4,529,583

General Revenue BAN Series 2014A		5.00%		05/15/15	5,000,000	5,150,914

Sub RB Series 2008D		5.00%		11/15/14	1,450,000	1,458,470

Sub Refunding RB Series 2013A		2.00%		11/15/14	1,985,000	1,989,452

Vestal
BAN 2014		0.50%		05/15/15	9,440,000	9,453,970

West Seneca
BAN 2014		1.00%		07/30/15	5,000,000	5,035,288

William Floyd UFSD
GO Bonds Series 2014		0.75%		10/15/14	1,085,000	1,085,204

Total Fixed-Rate Securities
(Cost $602,340,005)						602,340,005

Variable-Rate Securities 68.7% of net assets

New York 68.7%
Albany IDA
Civic Facility RB (Albany College of Pharmacy) Series 2008A (LOC: TD Bank NA)		0.04%		10/07/14	5,965,000	5,965,000

Amherst Development Corp
Student Housing Facility Refunding RB Series 2010B (LOC: HSBC Bank USA)		0.10%		10/07/14	5,655,000	5,655,000

Amherst IDA
Civic Facility RB (Daemen College) Series 2006B (LOC: Manufacturers & Traders Trust Co)		0.09%		10/07/14	3,470,000	3,470,000

6

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Colonie Local Development Corp
RB (Shaker Pointe at Carondelet) Series 2011 (LOC: Manufacturers & Traders Trust Co)		0.04%		10/07/14	10,000,000	10,000,000

RB (Shaker Pointe at Carondelet) Series 2013 (LOC: Manufacturers & Traders Trust Co)		0.04%		10/07/14	12,000,000	12,000,000

East Rochester Housing Auth
Housing RB (Park Ridge Nursing Home) Series 2008 (LOC: JPMorgan Chase Bank, NA)		0.08%		10/07/14	13,450,000	13,450,000

Franklin Cnty Civic Development Corp
RB (Alice Hyde Medical Center) Series 2013A (LOC: HSBC Bank USA)		0.04%		10/07/14	4,400,000	4,400,000

Lancaster IDA
Civic Facility RB (2000 GreenField Manor) (LOC: Manufacturers & Traders Trust Co)		0.09%		10/07/14	9,235,000	9,235,000

Metropolitan Transportation Auth
Dedicated Tax Fund Bonds Series 2004B2 (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/14	8,055,000	8,055,000

Dedicated Tax Fund Bonds Series 2006B (LIQ: Citibank, NA)	a	0.05%		10/07/14	5,000,000	5,000,000

Dedicated Tax Fund Bonds Series 2006B (LIQ: Citibank, NA)	a	0.06%		10/07/14	8,000,000	8,000,000

Dedicated Tax Fund Refunding Bonds Series 2012A (LIQ: Citibank, NA)	a	0.05%		10/07/14	8,000,000	8,000,000

Dedicated Tax Fund Refunding Bonds Series 2012A (LIQ: Credit Suisse AG)	a	0.04%		10/07/14	6,665,000	6,665,000

Transportation RB Series 2005A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.05%		10/07/14	12,545,000	12,545,000

Transportation RB Series 2005B (GTY: Berkshire Hathaway Assurance Corp /LIQ: JPMorgan Chase Bank, NA)	a	0.06%		10/07/14	4,995,000	4,995,000

Transportation RB Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.05%		10/07/14	29,500,000	29,500,000

Monroe Cnty IDA
Civic Facility RB (Cherry Ridge Apts) Series 2005 (LOC: HSBC Bank USA)		0.06%		10/07/14	2,675,000	2,675,000

Civic Facility RB Series 2004 (LOC: Manufacturers & Traders Trust Co)		0.14%		10/07/14	1,465,000	1,465,000

Nassau Cnty Interim Finance Auth
Sales Tax Secured Bonds Series 2008A (LIQ: TD Bank NA)		0.04%		10/07/14	21,915,000	21,915,000

Sales Tax Secured Bonds Series 2008B (LIQ: Sumitomo Mitsui Banking Corp)		0.05%		10/07/14	11,000,000	11,000,000

Sales Tax Secured Bonds Series 2008D1 (LIQ: Bank of New York Mellon)	c	0.05%		10/07/14	20,000,000	20,000,000

Nassau Cnty Local Economic Assistance Corp
RB Series 2011A (LOC: TD Bank NA)		0.04%		10/07/14	5,000,000	5,000,000

New York City
GO Bonds Fiscal 1994 Series A6 (LOC: Landesbank Hessen-Thuringen Girozentrale)		0.05%		10/07/14	3,300,000	3,300,000

GO Bonds Fiscal 2005 Series C3 (LIQ: Credit Suisse AG)	a	0.04%		10/07/14	8,700,000	8,700,000

GO Bonds Fiscal 2005 Series G (LIQ: JPMorgan Chase Bank, NA)	a	0.09%		10/07/14	3,990,000	3,990,000

GO Bonds Fiscal 2005 Series J (ESCROW/LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/14	2,610,000	2,610,000

GO Bonds Fiscal 2006 Series F4A (LOC: Sumitomo Mitsui Banking Corp)		0.04%		10/07/14	2,500,000	2,500,000

GO Bonds Fiscal 2006 Series I8 (LIQ: State Street Bank & Trust Company, NA)		0.04%		10/01/14	15,300,000	15,300,000

GO Bonds Fiscal 2008 Series D4 (LIQ: Credit Agricole Corporate and Investment Bank)		0.06%		10/07/14	5,450,000	5,450,000

 7

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
GO Bonds Fiscal 2008 Series E (LIQ: State Street Bank & Trust Company, NA)	a,c	0.04%		10/07/14	18,695,000	18,695,000

GO Bonds Fiscal 2008 Series L1 (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/14	6,660,000	6,660,000

GO Bonds Fiscal 2009 Series J1 (LIQ: Citibank, NA)	a	0.04%		10/07/14	23,225,000	23,225,000

GO Bonds Fiscal 2010 Series E (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/14	3,445,000	3,445,000

GO Bonds Fiscal 2012 Series D1 (LIQ: Morgan Stanley Bank NA)	a	0.05%		10/07/14	2,500,000	2,500,000

GO Bonds Fiscal 2013 Series A1 (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/14	3,750,000	3,750,000

GO Bonds Fiscal 2013 Series A5 (LOC: Sumitomo Mitsui Banking Corp)		0.04%		10/07/14	6,245,000	6,245,000

GO Bonds Fiscal 2013 Series D&E (LIQ: Citibank, NA)	a	0.04%		10/07/14	13,500,000	13,500,000

GO Bonds Fiscal 2013 Series F1 (LIQ: Credit Suisse AG)	a	0.04%		10/07/14	7,300,000	7,300,000

GO Bonds Fiscal 2014 Series A1 (LIQ: Citibank, NA)	a	0.04%		10/07/14	8,000,000	8,000,000

GO Bonds Fiscal 2014 Series I1 (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/14	2,635,000	2,635,000

New York City Housing Development Corp
M/F Housing RB Series 2009C1 (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/14	8,000,000	8,000,000

M/F Housing RB Series 2013E2 (LIQ: JPMorgan Chase Bank, NA)		0.05%		10/07/14	32,670,000	32,670,000

M/F Housing RB Series 2013E3 (LIQ: Wells Fargo Bank, NA)		0.05%		10/07/14	19,520,000	19,520,000

M/F Mortgage RB (Sons of Italy Apts) Series 2008A (LOC: Mizuho Bank Ltd)		0.05%		10/07/14	6,070,000	6,070,000

M/F Rental Housing RB (1133 Manhattan Ave) Series 2012A (LOC: Freddie Mac)		0.05%		10/07/14	12,670,000	12,670,000

M/F Rental Housing RB (Royal Charter-East) Series 2005A (LOC: Fannie Mae)		0.04%		10/07/14	5,000,000	5,000,000

New York City IDA
Civic Facility RB (Covenant of the Sacred Heart School) Series 2002 (LOC: Federal Home Loan Bank)		0.05%		10/07/14	14,515,000	14,515,000

New York City Municipal Water Finance Auth
Water & Sewer System Fiscal 2015 Series BB1 (LIQ: Bank of America, NA)		0.05%		10/01/14	8,200,000	8,200,000

Water & Sewer System Fiscal 2015 Series BB3 (LIQ: Sumitomo Mitsui Banking Corp)		0.04%		10/07/14	8,085,000	8,085,000

Water & Sewer System RB Fiscal 2005 Series D (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/14	2,905,000	2,905,000

Water & Sewer System RB Fiscal 2007 Series A (LIQ: Bank of America, NA)	a	0.04%		10/07/14	11,500,000	11,500,000

Water & Sewer System RB Fiscal 2007 Series CC1 (LIQ: Bank of Nova Scotia)		0.04%		10/01/14	11,700,000	11,700,000

Water & Sewer System RB Fiscal 2007 Series CC2 (LIQ: Bank of Nova Scotia)		0.04%		10/01/14	6,500,000	6,500,000

Water & Sewer System RB Fiscal 2008 Series A (LIQ: Branch Banking & Trust Co)	a	0.04%		10/07/14	15,390,000	15,390,000

Water & Sewer System RB Fiscal 2009 Series DD (LIQ: Citibank, NA)	a	0.06%		10/07/14	8,125,000	8,125,000

Water & Sewer System RB Fiscal 2009 Series GG2 (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/14	7,295,000	7,295,000

Water & Sewer System RB Fiscal 2011 Series EE (LIQ: Deutsche Bank AG)	a	0.05%		10/07/14	16,940,000	16,940,000

Water & Sewer System RB Fiscal 2011 Series HH (LIQ: Deutsche Bank AG)	a	0.07%		10/07/14	14,700,000	14,700,000

Water & Sewer System RB Fiscal 2012 Series BB (LIQ: Royal Bank of Canada)	a	0.04%		10/07/14	10,515,000	10,515,000

8

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Water & Sewer System RB Fiscal 2013 Series AA2 (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.04%		10/07/14	12,265,000	12,265,000

Water & Sewer System RB Fiscal 2013 Series CC (LIQ: Barclays Bank Plc)	a	0.05%		10/07/14	7,330,000	7,330,000

Water & Sewer System Second General Resolution RB Fiscal 2011 Series EE (LIQ: Morgan Stanley Bank NA)	a	0.05%		10/07/14	6,175,000	6,175,000

Water & Sewer System Second General Resolution RB Fiscal 2012 Series BB (LIQ: Barclays Bank Plc)	a	0.05%		10/07/14	2,000,000	2,000,000

Water & Sewer System Second General Resolution RB Fiscal 2012 Series FF (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/14	15,475,000	15,475,000

Water & Sewer System Second General Resolution RB Fiscal 2014 Series DD (LIQ: Barclays Bank Plc)	a	0.05%		10/07/14	2,000,000	2,000,000

New York City Transitional Finance Auth
Building Aid RB Fiscal 2007 Series S1 (LIQ: Citibank, NA)	a	0.06%		10/07/14	8,850,000	8,850,000

Building Aid RB Fiscal 2008 Series S1 (LIQ: Citibank, NA)	a	0.05%		10/07/14	6,000,000	6,000,000

Building Aid RB Fiscal 2009 Series S3 (LIQ: Deutsche Bank AG)	a	0.06%		10/07/14	18,055,000	18,055,000

Future Tax Secured Bonds Fiscal 2001 Series C (LIQ: PNC Bank NA)		0.03%		10/01/14	3,465,000	3,465,000

Future Tax Secured Sub Bonds Fiscal 2007 Series B (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/14	3,495,000	3,495,000

Future Tax Secured Sub Bonds Fiscal 2007 Series C1 (LIQ: Credit Suisse AG)	a	0.04%		10/07/14	6,000,000	6,000,000

Future Tax Secured Sub Bonds Fiscal 2010 Series A1 (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/14	11,000,000	11,000,000

Future Tax Secured Sub Bonds Fiscal 2011 Series D1 (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/14	3,750,000	3,750,000

Future Tax Secured Sub Bonds Fiscal 2012 Series E1 (LIQ: Royal Bank of Canada)	a	0.04%		10/07/14	4,835,000	4,835,000

Future Tax Secured Sub Bonds Fiscal 2012 Series F1 (LIQ: Morgan Stanley Bank NA)	a	0.05%		10/07/14	10,900,000	10,900,000

Future Tax Secured Sub Bonds Fiscal 2012 Series F1 (LIQ: US Bank, NA)	a	0.04%		10/07/14	20,105,000	20,105,000

Future Tax Secured Sub Bonds Fiscal 2013 Series F1 (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/14	3,240,000	3,240,000

Future Tax Secured Sub Bonds Fiscal 2013 Series I (LIQ: Citibank, NA)	a	0.04%		10/07/14	6,200,000	6,200,000

Future Tax Secured Sub Bonds Fiscal 2014 Series A1 (LIQ: Morgan Stanley Bank NA)	a	0.05%		10/07/14	2,890,000	2,890,000

Future Tax Secured Sub Bonds Fiscal 2015 Series A1 (LIQ: Morgan Stanley Bank NA)	a	0.05%		10/07/14	2,000,000	2,000,000

New York City Trust for Cultural Resources
Refunding RB (American Museum of Natural History) Series 2014B1		0.05%	10/02/14	03/02/15	12,500,000	12,500,000

Refunding RB (American Museum of Natural History) Series 2014B2		0.05%	10/02/14	06/05/15	13,000,000	13,000,000

New York Convention Center Development Corp
RB Series 2005 (GTY: Berkshire Hathaway Assurance Corp /LIQ: Credit Suisse AG)	a	0.04%		10/07/14	20,900,000	20,900,000

New York Liberty Development Corp
Liberty RB (1 World Trade Center) Series 2011 (LIQ: Deutsche Bank AG)	a	0.06%		10/07/14	17,185,000	17,185,000

Liberty RB (1 World Trade Center) Series 2011 (LIQ: JPMorgan Chase Bank, NA)	a	0.06%		10/07/14	6,015,000	6,015,000

RB (Goldman Sachs HQ) Series 2005 (GTY/LIQ: Wells Fargo & Co)	a	0.04%		10/07/14	1,000,000	1,000,000

 9

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
New York State
GO Bonds Series 2013A (LIQ: Credit Suisse AG)	a	0.04%		10/07/14	1,700,000	1,700,000

New York State Dormitory Auth
Insured RB (St. John’s Univ) Series 2007C (GTY/LIQ: State Street Bank & Trust Company, NA)	a	0.04%		10/07/14	26,020,000	26,020,000

RB (Columbia Univ) Series 2008A (LIQ: Branch Banking & Trust Co)	a	0.04%		10/07/14	6,000,000	6,000,000

RB (Catholic Health) Series 2006B (LOC: HSBC Bank USA)		0.04%		10/07/14	7,710,000	7,710,000

RB (Columbia Univ) Series 2006A (LIQ: Citibank, NA)	a	0.05%		10/07/14	8,535,000	8,535,000

RB (Cornell Univ) Series 2006A (LIQ: Bank of America, NA)	a	0.07%		10/07/14	9,865,000	9,865,000

RB (Culinary Institute of America) Series 2004C (LOC: TD Bank NA)		0.04%		10/07/14	12,800,000	12,800,000

RB (Culinary Institute of America) Series 2004D (LOC: TD Bank NA)		0.04%		10/07/14	5,600,000	5,600,000

RB (Culinary Institute of America) Series 2006 (LOC: TD Bank NA)		0.04%		10/07/14	3,225,000	3,225,000

RB (NYU) Series 2007A (LIQ: Deutsche Bank AG)	a	0.08%		10/07/14	5,600,000	5,600,000

RB (NYU) Series 2009A (LIQ: Citibank, NA)	a	0.05%		10/07/14	9,900,000	9,900,000

RB (Univ of Rochester) Series 2003C (LOC: JPMorgan Chase Bank, NA)		0.04%		10/07/14	9,400,000	9,400,000

State Personal Income Tax RB Series 2006C (LIQ: Citibank, NA)	a	0.05%		10/07/14	25,500,000	25,500,000

State Personal Income Tax RB Series 2010F (LIQ: Bank of America, NA)	a	0.07%		10/07/14	5,000,000	5,000,000

State Personal Income Tax RB Series 2011A (LIQ: Morgan Stanley Bank NA)	a	0.05%		10/07/14	5,935,000	5,935,000

State Personal Income Tax RB Series 2013A (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/14	2,000,000	2,000,000

State Personal Income Tax RB Series 2014C (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/14	9,000,000	9,000,000

New York State Energy Research & Development Auth
Facilities RB (Consolidated Edison) Series 2005A1 (LOC: Mizuho Bank Ltd)		0.04%		10/07/14	29,500,000	29,500,000

New York State Environmental Facilities Corp
Clean Water & Drinking Water Revolving Funds RB Series 2010C (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/14	6,600,000	6,600,000

Clean Water & Drinking Water Revolving Funds Sub RB Series 2013A (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/14	2,500,000	2,500,000

New York State HFA
Housing (Navy Pier Court) RB Series 2014A (LOC: PNC Bank NA)		0.04%		10/07/14	13,400,000	13,400,000

Housing RB (10 Liberty St) Series 2003A (LOC: Freddie Mac)		0.04%		10/07/14	8,300,000	8,300,000

Housing RB (100 Maiden Lane) Series 2004A (LOC: Fannie Mae)	c	0.04%		10/07/14	38,175,000	38,175,000

Housing RB (175 West 60th St) Series 2014A1 (LOC: Manufacturers & Traders Trust Co)		0.04%		10/07/14	7,500,000	7,500,000

Housing RB (388 Bridge St) Series 2012A (LOC: Manufacturers & Traders Trust Co)		0.05%		10/07/14	34,660,000	34,660,000

Housing RB (855 Sixth Ave) Series 2013A (LOC: Wells Fargo Bank, NA)		0.04%		10/07/14	10,000,000	10,000,000

Housing RB (Maestro West Chelsea) Series 2014A (LOC: Wells Fargo Bank, NA)		0.05%		10/07/14	8,000,000	8,000,000

Housing RB (North End Ave) Series 2004A (LOC: Fannie Mae)		0.04%		10/07/14	2,300,000	2,300,000

Housing RB (Related 205 E 92nd St) Series 2014A (LOC: Wells Fargo Bank, NA)		0.04%		10/07/14	5,000,000	5,000,000

Housing RB (Related-42nd & 10th) Series 2010A (LOC: Freddie Mac)		0.04%		10/07/14	5,760,000	5,760,000

10

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Housing RB (Shore Hill) Series 2008A (LOC: Freddie Mac)		0.04%		10/07/14	19,500,000	19,500,000

New York State Thruway Auth
General RB Series H (GTY/LIQ: US Bank, NA)	a	0.04%		10/07/14	19,305,000	19,305,000

State Personal Income Tax RB Series 2012A (LIQ: Deutsche Bank AG)	a	0.07%		10/07/14	9,000,000	9,000,000

New York State Urban Development Corp
State Personal Income Tax RB Series 2004A3A (LIQ: JPMorgan Chase Bank, NA)		0.04%		10/07/14	4,050,000	4,050,000

State Personal Income Tax RB Series 2007B (LIQ: Barclays Bank Plc)	a	0.05%		10/07/14	6,500,000	6,500,000

State Personal Income Tax RB Series 2009A1 (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/14	4,995,000	4,995,000

State Personal Income Tax RB Series 2009B1 (LIQ: Deutsche Bank AG)	a	0.06%		10/07/14	5,000,000	5,000,000

State Personal Income Tax RB Series 2013A1 (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/14	7,700,000	7,700,000

State Personal Income Tax RB Series 2013C (LIQ: State Street Bank & Trust Company, NA)	a	0.04%		10/07/14	2,760,000	2,760,000

Onondaga Cnty Trust for Cultural Resources
RB (Syracuse Univ) Series 2010A (LOC: Wells Fargo Bank, NA)		0.04%		10/07/14	2,000,000	2,000,000

Port Auth of New York & New Jersey
Consolidated Bonds 140th Series (GTY/LIQ: US Bank, NA)	a	0.04%		10/07/14	5,215,000	5,215,000

Consolidated Bonds 144th Series (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/14	750,000	750,000

Consolidated Bonds 148th Series (LIQ: Citibank, NA)	a	0.05%		10/07/14	5,540,000	5,540,000

Consolidated Bonds 148th Series (LIQ: Morgan Stanley Bank NA)	a	0.05%		10/07/14	13,000,000	13,000,000

Consolidated Bonds 179th Series (LIQ: Citibank, NA)	a	0.05%		10/07/14	2,580,000	2,580,000

Rockland Cnty IDA
RB (Northern Riverview) Series 1999 (LOC: Manufacturers & Traders Trust Co)		0.14%		10/07/14	7,865,000	7,865,000

Suffolk County IDA
Civic Facility RB (Guide Dog Foundation for the Blind) Series 2001 (LOC: JPMorgan Chase Bank, NA)		0.05%		10/07/14	3,695,000	3,695,000

Syracuse IDA
Civic Facility Refunding RB (Crouse Health) Series 2003A (LOC: HSBC Bank USA)		0.04%		10/07/14	7,495,000	7,495,000

Triborough Bridge & Tunnel Auth
General RB Series 2003B2 (LOC: Cal St Teachers Retirement Sys)		0.05%		10/07/14	9,420,000	9,420,000

General RB Series 2008C (LIQ: Bank of America, NA)	a	0.09%		10/07/14	3,000,000	3,000,000

General RB Series 2009A2 (LIQ: Credit Suisse AG)	a	0.04%		10/07/14	6,500,000	6,500,000

General RB Series 2013C (LIQ: Morgan Stanley Bank NA)	a	0.05%		10/07/14	6,665,000	6,665,000

Sub Refunding RB (MTA Bridges & Tunnels) Series 2000ABCD1		0.05%	10/02/14	01/01/15	19,150,000	19,150,000

Utility Debt Securitization Auth
Restructuring Bonds Series 2013TE (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/14	3,355,000	3,355,000

Restructuring Bonds Series 2013TE17 (LIQ: Morgan Stanley Bank NA)	a	0.05%		10/07/14	2,500,000	2,500,000

Restructuring Bonds Series 2013TE17 (LIQ: Royal Bank of Canada)	a	0.04%		10/07/14	6,650,000	6,650,000

 11

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Restructuring Bonds Series 2013TE17 (LIQ: State Street Bank & Trust Company, NA)	a	0.04%		10/07/14	21,665,000	21,665,000

Total Variable-Rate Securities
(Cost $1,325,065,000)						1,325,065,000

End of Investments.

At 09/30/14, the tax basis cost of the fund’s investments was $1,927,405,005.

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $779,310,000 or 40.4% of net assets.
b	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
c	All or a portion of this security is designated as collateral for delayed-delivery securities.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
ULT —	Unlimited tax
USD —	Unified school district

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be

12

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2014, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2014.

REG47706SEP14

 13

The Charles Schwab Family of Funds
Schwab New Jersey AMT Tax-Free Money Fund™

Portfolio Holdings as of September 30, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

33.2%	Fixed-Rate Securities	207,862,346	207,862,346
68.4%	Variable-Rate Securities	428,770,109	428,770,109

101.6%	Total Investments	636,632,455	636,632,455
(1.6%)	Other Assets and Liabilities, Net		(10,003,244)

100.0%	Net Assets		626,629,211

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 33.2% of net assets

New Jersey 30.4%
Bergen Cnty
BAN		1.00%		12/30/14	8,180,000	8,198,465

Bergenfield Borough
BAN		0.75%		03/02/15	7,506,000	7,522,240

Brick Township
Special Emergency Notes Series 2013D		2.00%		12/19/14	1,000,000	1,003,449

Burlington Cnty Bridge Commission
Cnty Guaranteed Pooled Loan RB Series 2014A		1.25%		12/01/14	1,315,000	1,317,019

Lease Revenue Notes Series 2013		1.25%		11/19/14	6,000,000	6,008,111

Clifton
BAN		1.25%		10/16/14	6,100,000	6,102,323

Edgewater
GO Notes		1.00%		07/24/15	6,490,000	6,532,801

Elizabeth
Sewer Utility BAN Series 2014		0.50%		04/10/15	10,000,000	10,018,503

Garden State Preservation Trust
Open Space & Farmland Preservation Bonds Series 2005B		6.38%		11/01/14	1,625,000	1,633,469

Hudson Cnty
BAN		2.00%		12/05/14	5,330,000	5,345,895

GO Bonds Series 2006		4.25%		09/01/15	180,000	186,409

Hudson Cnty Improvement Auth
Cnty Guaranteed Pooled Notes Series 2013S1		1.00%		12/10/14	4,000,000	4,004,580

Livingston Township
BAN Series 2014		1.00%		01/13/15	6,375,000	6,388,570

Middlesex Cnty Improvement Auth
Capital Equipment & Improvement RB Series 2010		3.00%		09/15/15	500,000	513,312

Capital Equipment & Improvement RB Series 2012		3.00%		09/15/15	150,000	153,934

Cnty Guaranteed Capital Equipment RB Series 2013		2.00%		10/15/14	810,000	810,534

 1

 Schwab New Jersey AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Cnty-Guaranteed Capital Equipment RB Series 2014		1.50%		09/15/15	1,260,000	1,275,504

Monmouth Cnty
GO Bonds Series 2012		4.00%		01/15/15	2,500,000	2,528,165

New Jersey
GO Bonds		5.00%		06/01/15	300,000	309,378

GO Refunding Bonds Series H		5.25%		07/01/15	175,000	181,515

GO Refunding Bonds Series L		5.25%		07/15/15	1,495,000	1,553,560

GO Refunding Bonds Series M		5.50%		07/15/15	1,285,000	1,337,624

GO Refunding Bonds Series N		5.50%		07/15/15	910,000	947,175

GO Refunding Bonds Series O		5.00%		08/01/15	3,000,000	3,118,589

GO Refunding Bonds Series Q		5.00%		08/15/15	4,870,000	5,072,274

New Jersey Building Auth
State Building Refunding RB Series 2009B		5.00%		12/15/14	530,000	535,113

New Jersey Economic Development Auth
School Facilities Construction Bonds Series 2005O (ESCROW)		5.00%		03/01/15	3,000,000	3,060,666

School Facilities Construction Bonds Series 2008W (ESCROW)		5.00%		03/01/15	550,000	560,804

School Facilities Construction Refunding Bonds Series 2005K (ESCROW)		5.25%		12/15/14	1,690,000	1,707,493

Transportation Sublease Refunding RB Series 2008A		5.00%		05/01/15	295,000	302,988

New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2003A		5.50%		12/15/14	3,030,000	3,063,000

Transportation System Bonds Series 2004B		5.25%		12/15/14	3,270,000	3,303,918

Transportation System Bonds Series 2005A		5.25%		12/15/14	3,495,000	3,531,059

Transportation System Bonds Series 2005B		4.00%		12/15/14	865,000	871,594

Transportation System Bonds Series 2005B		5.25%		12/15/14	1,200,000	1,212,479

Transportation System Bonds Series 2005D (ESCROW)		5.00%		06/15/15	3,000,000	3,102,857

Transportation System Bonds Series 2006C (GTY/LIQ: Wells Fargo & Co)	a,c	0.11%		11/06/14	15,185,000	15,185,000

Transportation System Bonds Series 2013A		3.00%		12/15/14	1,025,000	1,030,803

Port Auth of New York & New Jersey
CP Series B		0.10%		10/01/14	14,000,000	14,000,000

CP Series B		0.06%		11/06/14	5,000,000	5,000,000

CP Series B		0.09%		12/02/14	5,000,000	5,000,000

CP Series B		0.09%		12/09/14	5,500,000	5,500,000

CP Series B		0.11%		01/08/15	13,015,000	13,015,000

Ringwood Borough
BAN		0.75%		05/01/15	3,670,000	3,679,371

Sea Isle City
BAN		0.75%		07/22/15	6,490,000	6,511,851

Union Cnty
BAN		0.75%		06/26/15	10,000,000	10,046,900

Woodbridge
BAN		0.75%		08/21/15	8,000,000	8,038,239

						190,322,533

District of Columbia 0.1%
District of Columbia
GO Bonds Series 2008E		5.00%		06/01/15	180,000	185,656

Income Tax Secured RB Series 2009D		5.00%		12/01/14	200,000	201,573

District of Columbia Water & Sewer Auth
Public Utility RB Series 1998		6.00%		10/01/14	155,000	155,000

						542,229

2

 Schwab New Jersey AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Florida 0.1%
Florida State Board of Education
Public Education Capital Outlay Refunding Bonds Series 2014C	b	2.00%		06/01/15	250,000	252,982

JEA
Electric System RB Series Three 2010A		3.00%		10/01/14	500,000	500,000

						752,982

Georgia 0.0%
Georgia
GO Bonds Series 2009B		4.00%		01/01/15	100,000	100,939

Hawaii 0.0%
Hawaii
GO Refunding Bonds Series 2005DG		5.00%		07/01/15	100,000	103,572

Illinois 0.1%
Illinois Finance Auth
RB (Univ of Chicago) Series 2012A		4.00%		10/01/14	520,000	520,000

Kentucky 0.4%
Kentucky Economic Development Finance Auth
RB (Catholic Health Initiatives) Series 2009		5.00%		11/11/14	1,500,000	1,507,849

Louisville & Jefferson Cnty Metro Sewer District
Sewer & Drainage System Sub BAN Series 2013		2.00%		11/26/14	1,000,000	1,002,475

						2,510,324

South Carolina 0.7%
Charleston Educational Excellence Financing Corporation
Installment Purchase RB Series 2004 (ESCROW)		5.00%		12/01/14	1,500,000	1,512,055

South Carolina Public Service Auth
Refunding Revenue Obligations Series 2005A		5.50%		01/01/15	1,500,000	1,520,028

Refunding Revenue Obligations Series 2010B		4.00%		01/01/15	400,000	403,754

Refunding Revenue Obligations Series 2010B		5.00%		01/01/15	485,000	490,790

Revenue Obligations Series 2009E		3.25%		01/01/15	100,000	100,743

						4,027,370

Texas 1.0%
Conroe ISD
ULT Refunding Bonds Series 2005A (GTY: TX Permanent School Fund)		5.00%		02/15/15	300,000	305,326

Cypress-Fairbanks ISD
ULT Refunding Bonds Series 1993A (GTY: TX Permanent School Fund)		0.25%		02/15/15	250,000	249,767

Dallas
Waterworks & Sewer System Refunding RB Series 2007		5.00%		10/01/14	320,000	320,000

Dallas Area Rapid Transit
Sr Lien Sales Tax RB Series 2008		5.00%		12/01/14	175,000	176,389

El Paso ISD
ULT Refunding Bonds Series 2011 (GTY: TX Permanent School Fund)		5.00%		08/15/15	150,000	156,233

Graham ISD
ULT Refunding Bonds Series 2013A (GTY: TX Permanent School Fund)		1.50%		02/15/15	200,000	200,914

 3

 Schwab New Jersey AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Harris Cnty
Toll Road Sr Lien Refunding RB Series 2007A		5.00%		08/15/15	175,000	182,207

Houston
Combined Utility System First Lien Refunding RB Series 2005A		5.25%		11/15/14	550,000	553,390

Irving ISD
ULT Refunding Bond Series 1997A (GTY: TX Permanent School Fund)		0.28%		02/15/15	250,000	249,730

Katy ISD
LT Refunding Bonds Series 2010E (GTY: TX Permanent School Fund)		3.00%		02/15/15	100,000	101,031

Longview ISD
ULT GO Bonds Series 2008 (GTY: TX Permanent School Fund)		0.19%		02/15/15	400,000	399,717

New Waverly ISD
ULT Refunding Bonds Series 2012 (GTY: TX Permanent School Fund)		2.00%		02/15/15	180,000	181,137

Pawnee ISD
ULT Refunding Bonds Series 2014 (GTY: TX Permanent School Fund)		0.30%		08/15/15	380,000	379,005

Plano ISD
ULT GO Bonds Series 2006 (GTY: TX Permanent School Fund)		5.75%		02/15/15	150,000	153,073

San Antonio
Electric & Gas Systems Refunding & RB Series 2002		5.38%		02/01/15	2,090,000	2,126,210

Water System Refunding RB Series 2011		5.00%		05/15/15	150,000	154,400

Sherman ISD
ULT GO Refunding Bonds Series 2006A (GTY: TX Permanent School Fund)		5.00%		02/15/15	500,000	508,970

						6,397,499

Washington 0.4%
Blaine SD No. 503
ULT GO Refunding Bonds 2010 (GTY: Washington)		3.00%		12/01/14	300,000	301,401

Coupeville SD No. 204
ULT GO Refunding Bonds 2011 (GTY: Washington)		4.00%		12/01/14	115,000	115,709

Monroe SD No. 103
ULT GO Refunding Bonds Series 2011 (GTY: Washington)		3.00%		12/01/14	690,000	693,168

Peninsula SD No. 401
ULT GO Bonds 2004 (GTY: Washington)		4.00%		12/01/14	130,000	130,811

Vancouver SD No. 37
ULT GO Refunding Bonds 2005 (GTY: Washington)		5.50%		06/01/15	125,000	129,315

Washington
GO Bonds Series 2003F		0.25%		12/01/14	1,215,000	1,214,494

						2,584,898

Total Fixed-Rate Securities
(Cost $207,862,346)						207,862,346

Variable-Rate Securities 68.4% of net assets

New Jersey 61.5%
Camden Cnty Improvement Auth
Health Care Redevelopment RB (Cooper Health) Series 2004B (LOC: TD Bank NA)		0.03%		10/07/14	3,015,000	3,015,000

Delaware River Port Auth
Refunding RB Series 2010A (LOC: Royal Bank of Canada)		0.03%		10/07/14	7,870,000	7,870,000

Refunding RB Series 2010B (LOC: Barclays Bank Plc)		0.03%		10/07/14	3,845,000	3,845,000

4

 Schwab New Jersey AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Refunding RB Series 2010C (LOC: Bank of New York Mellon)		0.04%		10/07/14	3,800,000	3,800,000

Essex Cnty Improvement Auth
RB (Jewish Community Center of MetroWest) Series 2005 (LOC: Wells Fargo Bank, NA)		0.04%		10/07/14	6,005,000	6,005,000

Gloucester Cnty Pollution Control Financing Auth
Pollution Control Refunding RB (ExxonMobil) Series 2003		0.01%		10/01/14	23,715,000	23,715,000

New Jersey
TRAN Series Fiscal 2015 (GTY/LIQ: JPMorgan Chase Bank, NA)	a	0.04%		10/01/14	16,000,000	16,000,000

New Jersey Economic Development Auth
GO Lease RB (Rutgers Univ) Series 2013 (LIQ: Credit Suisse AG)	a	0.04%		10/07/14	4,000,000	4,000,000

Motor Vehicle Surcharge RB Series 2004A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Bank of America, NA)	a	0.09%		10/07/14	5,715,000	5,715,000

RB (Applewood Estates) Series 2005B (LOC: TD Bank NA)		0.04%		10/07/14	7,800,000	7,800,000

RB (Cooper Health) Series 2008A (LOC: TD Bank NA)		0.03%		10/07/14	6,100,000	6,100,000

RB (Princeton Day School) Series 2005 (LOC: US Bank, NA)		0.03%		10/07/14	10,000,000	10,000,000

RB (Wyckoff Family YMCA) 2003 (LOC: JPMorgan Chase Bank, NA)		0.05%		10/07/14	3,895,000	3,895,000

Refunding RB (Crane’s Mill) Series 2005B (LOC: TD Bank NA)		0.04%		10/07/14	10,745,000	10,745,000

School Facilities Construction Notes Series 2012G		0.62%	10/02/14	02/01/15	3,110,000	3,110,109

Transportation System Bonds Series 2005B&2006A & School Facilities Construction Refunding Bonds Series 2005K (GTY/LIQ: State Street Bank & Trust Company, NA)	a	0.04%		10/07/14	11,395,000	11,395,000

New Jersey Health Care Facilities Financing Auth
RB (Atlantic Health System Hospital Corp) Series 2008B (LOC: Bank of America, NA)		0.03%		10/07/14	11,500,000	11,500,000

RB (Atlantic Health) Series 2008C (LOC: JPMorgan Chase Bank, NA)		0.03%		10/07/14	15,360,000	15,360,000

RB (Atlantic Health) Series 2011 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.05%		10/07/14	12,435,000	12,435,000

RB (Composite Program) Series 2003AB (LOC: Wells Fargo Bank, NA)		0.04%		10/07/14	6,485,000	6,485,000

RB (Composite Program) Series 2006A3 (LOC: JPMorgan Chase Bank, NA)		0.04%		10/07/14	3,120,000	3,120,000

RB (Composite Program) Series 2006A4 (LOC: Wells Fargo Bank, NA)		0.04%		10/07/14	4,955,000	4,955,000

RB (Composite Program) Series 2006A5 (LOC: Wells Fargo Bank, NA)		0.04%		10/07/14	6,780,000	6,780,000

RB (Hospital Capital Asset Financing Program) Series 1985A (LOC: JPMorgan Chase Bank, NA)		0.05%		10/07/14	16,240,000	16,240,000

RB (Meridian Health) Series 2003A (LOC: JPMorgan Chase Bank, NA)	c	0.03%		10/07/14	16,800,000	16,800,000

RB (Robert Wood Johnson Univ Hospital) Series 2013B (LOC: Wells Fargo Bank, NA)		0.03%		10/07/14	21,040,000	21,040,000

RB (Virtua Health) Series 2009E (LOC: TD Bank NA)		0.03%		10/07/14	1,500,000	1,500,000

Refunding RB (Underwood-Memorial Hospital) Series 2008 (LOC: TD Bank NA)		0.04%		10/07/14	6,000,000	6,000,000

New Jersey Housing & Mortgage Finance Agency
M/F RB Series 2008B (LOC: Bank of America, NA)		0.04%		10/07/14	8,610,000	8,610,000

S/F Housing RB Series 2005N (LIQ: Barclays Bank Plc)		0.05%		10/07/14	5,200,000	5,200,000

S/F Housing RB Series 2008BB (LIQ: TD Bank NA)	c	0.04%		10/07/14	23,835,000	23,835,000

New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2005B&2006A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.05%		10/07/14	11,600,000	11,600,000

Transportation System Bonds Series 2006C (GTY/LIQ: Wells Fargo & Co)	a	0.04%		10/07/14	695,000	695,000

 5

 Schwab New Jersey AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Transportation System Bonds Series 2009C (LOC: Wells Fargo Bank, NA)		0.05%		10/07/14	4,000,000	4,000,000

Transportation System Bonds Series 2009D (LOC: Wells Fargo Bank, NA)		0.05%		10/07/14	7,825,000	7,825,000

New Jersey Turnpike Auth
RB Series 2009A (LOC: JPMorgan Chase Bank, NA)		0.05%		10/07/14	4,225,000	4,225,000

RB Series 2009B (LOC: PNC Bank NA)		0.04%		10/07/14	8,000,000	8,000,000

New York Liberty Development Corp
Liberty RB (1 World Trade Center) Series 2011 (LIQ: Deutsche Bank AG)	a	0.06%		10/07/14	3,850,000	3,850,000

Port Auth of New York & New Jersey
Consolidated Bonds 140th Series (GTY/LIQ: US Bank, NA)	a,c	0.04%		10/07/14	8,610,000	8,610,000

Consolidated Bonds 144th Series (LIQ: Citibank, NA)	a	0.05%		10/07/14	8,740,000	8,740,000

Rutgers State Univ
GO Bonds Series 2009F (LIQ: Royal Bank of Canada)	a	0.04%		10/07/14	6,335,000	6,335,000

GO Bonds Series 2009G (LIQ: US Bank, NA)		0.03%		10/01/14	2,145,000	2,145,000

GO Bonds Series 2013L (LIQ: Bank of America, NA)	a	0.05%		10/07/14	7,700,000	7,700,000

GO Refunding Bonds Series 2002A (LIQ: TD Bank NA)		0.02%		10/01/14	2,275,000	2,275,000

GO Refunding Bonds Series 2013J (LIQ: Citibank, NA)	a	0.05%		10/07/14	6,740,000	6,740,000

Union Cnty Improvement Auth
Lease Refunding RB Series 2013A (LIQ: Deutsche Bank AG)	a	0.11%		10/07/14	11,920,000	11,920,000

Union Cnty Pollution Control Finance Auth
Refunding RB (Exxon) Series 1994		0.01%		10/01/14	4,000,000	4,000,000

						385,530,109

Arizona 0.1%
Maricopa Cnty IDA
Sr Living Facilities Refunding RB Series 2005A (LOC: Fannie Mae)		0.05%		10/07/14	830,000	830,000

Colorado 0.4%
Broomfield Urban Renewal Auth
Tax Increment RB Series 2005 (LOC: BNP Paribas)		0.11%		10/07/14	2,295,000	2,295,000

District of Columbia 0.2%
District of Columbia
RB (American Geophysical Union) Series 1993 (LOC: Bank of America, NA)		0.10%		10/07/14	1,435,000	1,435,000

Florida 1.6%
Jacksonville
RB Series 2008A (LOC: Bank of America, NA)		0.06%		10/07/14	5,000,000	5,000,000

Pinellas Cnty HFA
M/F Housing RB (Bayside Court) Series 2011 (LOC: Freddie Mac)		0.04%		10/07/14	5,100,000	5,100,000

						10,100,000

Georgia 1.0%
Macon Water Auth
Water & Sewer RB Series 2012		0.05%		10/07/14	6,000,000	6,000,000

Illinois 0.5%
Illinois Finance Auth
RB (Fenwick High School) Series 1997 (LOC: PNC Bank NA)		0.05%		10/07/14	2,000,000	2,000,000

RB (Univ of Chicago) Series 2013A (LIQ: Credit Suisse AG)	a	0.04%		10/07/14	940,000	940,000

						2,940,000

6

 Schwab New Jersey AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Indiana 0.6%
Indiana Finance Auth
Hospital RB (Indiana Univ Health) Series 2011C (LOC: Northern Trust Co)		0.03%		10/07/14	1,000,000	1,000,000

RB (Ascension Health) Series 2008E4		0.04%		10/07/14	3,000,000	3,000,000

						4,000,000

New Hampshire 0.2%
New Hampshire Health & Education Facilities Auth
RB (St. Anselm College) Series 2008 (LOC: Federal Home Loan Bank)		0.04%		10/07/14	1,270,000	1,270,000

Pennsylvania 0.1%
Delaware River Port Auth
Refunding RB Series 2008A (LOC: Bank of America, NA)		0.03%		10/07/14	565,000	565,000

Texas 1.9%
Harris Cnty Health Facilities Development Corp
RB (Methodist Hospital) Series 2008A2		0.03%		10/01/14	6,455,000	6,455,000

Texas
Veterans Bonds Series 2012B (LIQ: Sumitomo Mitsui Banking Corp)		0.04%		10/07/14	5,150,000	5,150,000

						11,605,000

Wisconsin 0.3%
Wisconsin Housing & Economic Development Auth
Housing RB Series 2012B (LIQ: Federal Home Loan Bank)		0.04%		10/07/14	2,200,000	2,200,000

Total Variable-Rate Securities
(Cost $428,770,109)						428,770,109

End of Investments.

At 09/30/14, the tax basis cost of the fund’s investments was $636,632,455.

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $131,860,000 or 21.0% of net assets.
b	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
c	All or a portion of this security is designated as collateral for delayed-delivery securities.

 7

 Schwab New Jersey AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
ULT —	Unlimited tax
USD —	Unified school district

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

8

 Schwab New Jersey AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2014, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2014.

REG47710SEP14

 9

The Charles Schwab Family of Funds
Schwab Pennsylvania Municipal Money Fund™

Portfolio Holdings as of September 30, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

25.8%	Fixed-Rate Securities	120,589,888	120,589,888
73.9%	Variable-Rate Securities	345,001,361	345,001,361

99.7%	Total Investments	465,591,249	465,591,249
0.3%	Other Assets and Liabilities, Net		1,339,178

100.0%	Net Assets		466,930,427

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 25.8% of net assets

Pennsylvania 20.7%
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center) Series 2008B		5.00%		06/15/15	400,000	413,240

RB (Univ of Pittsburgh Medical Center) Series 2011A		3.00%		10/15/14	100,000	100,103

Allegheny Cnty IDA
RB (St. Joseph HS) Series 2009 (LOC: PNC Bank NA)		0.45%		12/01/14	5,500,000	5,500,000

Franklin Cnty IDA
RB (Chambersburg Hospital) Series 2010 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.14%		07/09/15	7,080,000	7,080,000

Geisinger Auth
Health System RB (Geisinger Health) Series 2011A1 (LIQ: Wells Fargo Bank, NA)	a	0.14%		07/09/15	4,795,000	4,795,000

Pennsylvania
GO Bonds First Series 2007A		5.00%		11/01/14	125,000	125,498

GO Bonds First Series 2008		5.00%		05/15/15	100,000	102,949

GO Bonds First Series 2009		5.00%		03/15/15	175,000	178,783

GO Bonds Second Refunding Series 2009		5.00%		07/01/15	100,000	103,535

GO Bonds Second Series 2007A		5.00%		08/01/15	350,000	363,938

GO Bonds Second Series 2010A		5.00%		05/01/15	125,000	128,463

GO Bonds Series 2010A		5.00%		02/15/15	2,500,000	2,545,411

Pennsylvania HFA
S/F Mortgage RB Series 2007-97B		3.90%		10/01/15	100,000	103,634

Pennsylvania Infrastructure Investment Auth
CP Series 2010A (LOC: Bank of America, NA)		0.08%		10/02/14	11,300,000	11,300,000

CP Series 2010A (LOC: Bank of America, NA)		0.08%		10/03/14	7,000,000	7,000,000

Pennsylvania State Univ
Bonds Series 2009A		5.00%		03/01/15	400,000	407,925

Refunding Bonds Series 2009B		0.15%		06/01/15	10,000,000	10,000,000

 1

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Philadelphia Municipal Auth
Lease RB Series 2009 (GTY/LIQ: Wells Fargo & Co)	a	0.16%		05/28/15	6,505,000	6,505,000

St. Mary Hospital Auth
Health System RB (Catholic Health East) Series 2010A		4.00%		11/15/14	100,000	100,459

Univ of Pittsburgh
PITT Asset Notes Series 2014		2.00%		07/22/15	4,200,000	4,263,536

Refunding Bonds Series 2005C		0.08%		10/02/14	20,000,000	20,000,000

Refunding Bonds Series 2007B		0.07%		11/03/14	4,866,000	4,866,000

Refunding Bonds Series 2009C (LIQ: Wells Fargo & Co)	a	0.15%		06/18/15	500,000	500,000

Univ Bonds Series 2014B1&B2		0.07%		11/18/14	900,000	900,000

Washington Cnty Hospital Auth
Hospital RB (Washington Hospital) Series 2001B (LOC: PNC Bank NA)		0.35%		07/01/15	1,365,000	1,365,000

Hospital RB (Washington Hospital) Series 2007A (LOC: PNC Bank NA)		0.35%		07/01/15	8,095,000	8,095,000

						96,843,474

Alaska 0.0%
Alaska Housing Finance Corp
State Capital Bonds II Series 2014B		2.00%		06/01/15	100,000	101,129

Colorado 0.2%
Colorado Health Facilities Auth
RB (Catholic Health Initiatives) Series 2011A		5.00%		02/01/15	800,000	812,907

Univ of Colorado
Univ Enterprise Refunding RB Series 2007A		5.00%		06/01/15	250,000	257,885

						1,070,792

Connecticut 0.0%
Connecticut HFA
Housing Mortgage Finance Program Bonds Series 2012A		0.95%		05/15/15	100,000	100,403

District of Columbia 0.1%
District of Columbia
Income Tax Secured RB Series 2009A		5.00%		12/01/14	100,000	100,791

Income Tax Secured RB Series 2009D		4.00%		12/01/14	300,000	301,862

						402,653

Florida 0.6%
Florida State Board of Education
Public Education Capital Outlay Refunding Bonds Series 2009A		5.00%		06/01/15	250,000	257,961

JEA
Electric System RB Series Three 2010D		4.00%		10/01/15	100,000	103,703

ElectricSystem Sub RB Series 2009G		3.75%		10/01/15	100,000	103,475

Orlando Utilities Commission
Utility System RB Series 2007		5.00%		10/01/14	150,000	150,000

Utility System Refunding RB Series 2006		4.00%		10/01/14	100,000	100,000

Tampa
Health System RB (BayCare Health) Series 1998A1		5.50%		11/15/14	2,180,000	2,194,161

						2,909,300

Hawaii 0.1%
Hawaii
GO Refunding Bonds Series 2009DR		4.00%		06/01/15	440,000	450,983

2

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Honolulu
GO Bonds Series 2007B		5.25%		07/01/15	210,000	217,880

						668,863

Indiana 1.1%
Hamilton Southeastern Consolidated School Building Corp
BAN Series 2014B		0.32%		05/27/15	1,160,000	1,160,000

Posey Cnty
Economic Development Refunding RB (Midwest Fertilizer) Series 2013A (ESCROW)		0.30%		11/18/14	3,715,000	3,715,007

						4,875,007

Massachusetts 0.3%
Lynnfield
GO BAN		1.00%		06/19/15	1,147,037	1,153,167

Minnesota 0.4%
Hermantown ISD No. 700
GO Bonds Series 2014A		3.00%		02/01/15	1,000,000	1,009,237

Mesabi East ISD No. 2711
GO Series 2014B		1.00%		08/21/15	900,000	905,172

						1,914,409

New York 0.2%
Clinton Cnty
BAN Series 2014B		0.50%		06/12/15	800,000	801,386

New York State HFA
State Personal Income Tax RB Series 2007C		5.00%		09/15/15	150,000	156,786

						958,172

North Carolina 0.0%
Mecklenburg Cnty
GO Bonds Series 2005A		4.00%		02/01/15	100,000	101,244

Ohio 0.1%
Ohio
Hospital RB (Cleveland Clinic) Series 2009B		5.00%		01/01/15	525,000	531,202

South Carolina 0.1%
South Carolina Public Service Auth
Revenue Obligations Refunding Series 2007B		4.00%		01/01/15	230,000	232,166

Revenue Obligations Series 2008A		5.00%		01/01/15	150,000	151,734

						383,900

Texas 0.8%
Dallas Area Rapid Transit
Sr Lien Sales Tax Refunding RB Series 2010A		5.00%		12/01/14	300,000	302,370

Dallas ISD
ULT Refunding Bonds Series 2010 (GTY: TX Permanent School Fund)		5.00%		02/15/15	500,000	509,008

ULT Refunding Bonds Series 2011 (GTY: TX Permanent School Fund)		4.00%		02/15/15	395,000	400,587

ULT Refunding Bonds Series 2014A (GTY: TX Permanent School Fund)		1.00%		08/15/15	100,000	100,626

Frisco ISD
ULT GO Bonds Series 2006A (GTY: TX Permanent School Fund)		6.00%		08/15/15	150,000	157,486

 3

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Irving ISD
ULT GO Bonds Series 2012 (GTY: TX Permanent School Fund)		2.00%		02/15/15	100,000	100,640

Katy ISD
ULT GO Bonds Series 2009 (GTY: TX Permanent School Fund)		3.00%		02/15/15	100,000	101,025

Klein ISD
ULT GO & Refunding Bonds Series 2008A (GTY: TX Permanent School Fund)		5.00%		08/01/15	150,000	155,913

ULT GO Refunding Bonds Series 2005A (GTY: TX Permanent School Fund)		3.88%		08/01/15	180,000	185,443

La Porte ISD
ULT GO Bonds Series 2010A (GTY: TX Permanent School Fund)		2.00%		02/15/15	100,000	100,637

Lubbock ISD
ULT GO Bonds Series 2006A (GTY: TX Permanent School Fund)		4.00%		02/15/15	100,000	101,425

McKinney ISD
ULT Refunding Bonds Series 2005 (GTY: TX Permanent School Fund)		5.00%		02/15/15	175,000	178,098

Mesquite ISD
ULT GO Bonds Series 2006 (GTY: TX Permanent School Fund)		5.00%		08/15/15	100,000	104,139

Northside ISD
ULT Refunding Bonds Series 2005 (GTY: TX Permanent School Fund)		5.00%		02/15/15	100,000	101,763

Pearland ISD
ULT GO Refunding Bonds Series 2005A (GTY: TX Permanent School Fund)		5.00%		02/15/15	100,000	101,761

Round Rock ISD
ULT Refunding Bonds Series 2005 (GTY: TX Permanent School Fund)		5.00%		08/01/15	410,000	426,330

San Antonio ISD
ULT Refunding Bonds Series 2005 (GTY: TX Permanent School Fund)		5.25%		08/15/15	115,000	120,012

Texas Transportation Commission
State Highway Fund First Tier RB Series 2007		5.00%		04/01/15	150,000	153,584

Tomball ISD
ULT Refunding Bonds Series 2010B (GTY: TX Permanent School Fund)		2.00%		02/15/15	100,000	100,652

United ISD
ULT GO & Refunding Bonds Series 1998 (GTY: TX Permanent School Fund)		0.31%		08/15/15	110,000	109,703

Wichita Falls ISD
ULT GO Bonds Series 2007 (GTY: TX Permanent School Fund)		4.00%		02/01/15	100,000	101,249

Wylie ISD
ULT GO Bonds Series 2005 (GTY: TX Permanent School Fund)		0.28%		08/15/15	100,000	99,756

						3,812,207

Virginia 0.2%
Metropolitan Washington Airports Auth
Airport System RB Series 2009B		3.00%		10/01/14	150,000	150,000

Airport System RB Series 2009C		4.00%		10/01/14	200,000	200,000

Airport System Refunding RB Series 2007A		5.00%		10/01/15	385,000	403,220

						753,220

Washington 0.9%
Auburn SD No. 408
ULT GO Refunding Bonds Series 2013 (GTY: Washington)		3.00%		12/01/14	250,000	251,136

Blaine SD No. 503
ULT GO Refunding Bonds 2010 (GTY: Washington)		3.00%		12/01/14	100,000	100,467

Highline SD
ULT GO Refunding Bonds 2009 (GTY: Washington)		2.00%		12/01/14	100,000	100,293

4

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Mukilteo SD No. 6
ULT GO Refunding Bonds 2005 (GTY: Washington)		5.00%		12/01/14	100,000	100,790

Renton SD No.403
ULT GO Refunding Bonds Series 2005 (GTY: Washington)		5.00%		06/01/15	120,000	123,803

Snoqualmie Valley SD No. 410
ULT GO Refunding Bonds Series 2005 (GTY: Washington)		3.75%		12/01/14	100,000	100,582

Tahoma SD No. 409
ULT GO Refunding Bonds Series 2008 (GTY: Washington)		4.00%		12/01/14	250,000	251,559

Washington
GO Bonds Series 2005D (ESCROW)		5.00%		01/01/15	1,000,000	1,011,921

GO Bonds Series 2006A		5.00%		07/01/15	100,000	103,565

GO Refunding Bonds Series R2005A		5.00%		01/01/15	150,000	151,764

GO Refunding Bonds Series R2006A		5.00%		07/01/15	325,000	336,596

GO Refunding Bonds Series R2007A		5.00%		01/01/15	275,000	278,270

Washington Health Care Facilities Auth
RB (Providence Health & Services) Series 2011B		4.00%		10/01/14	700,000	700,000

RB (Providence Health & Services) Series 2012A		3.00%		10/01/14	400,000	400,000

						4,010,746

Total Fixed-Rate Securities
(Cost $120,589,888)						120,589,888

Variable-Rate Securities 73.9% of net assets

Pennsylvania 67.4%
Adams Cnty IDA
RB (Brethren Home Community) Series 2007 (LOC: PNC Bank NA)		0.05%		10/07/14	3,400,000	3,400,000

Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center) Series 2010B1&B2 (GTY/LIQ: Royal Bank of Canada)	a	0.04%		10/07/14	20,000,000	20,000,000

Allegheny Cnty IDA
RB (Oakland Catholic HS) Series 2012 (LOC: PNC Bank NA)		0.06%		10/07/14	8,040,000	8,040,000

Butler Cnty IDA
RB (Butler Cnty Family YMCA) Series 2005 (LOC: PNC Bank NA)		0.07%		10/07/14	3,650,000	3,650,000

Chambersburg Municipal Auth
RB (Wilson College) Series 2007 (LOC: Bank of America, NA)		0.06%		10/07/14	24,480,000	24,480,000

Chester Cnty IDA
Student Housing RB Series 2008A2 (LOC: TD Bank NA)		0.04%		10/07/14	1,500,000	1,500,000

Cumberland Cnty Municipal Auth
RB (Presbyterian Homes) Series 1993A (LOC: Manufacturers & Traders Trust Co)		0.05%		10/07/14	2,000,000	2,000,000

Delaware Cnty IDA
Refunding RB (Covanta Energy) Series 2014A (LOC: Bank of America, NA)		0.07%		10/07/14	2,960,000	2,960,000

Water Facilities RB (Aqua Pennsylvania) Series 2005A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.08%		10/07/14	315,000	315,000

Delaware River Port Auth
Refunding RB Series 2010A (LOC: Royal Bank of Canada)		0.03%		10/07/14	4,000,000	4,000,000

Erie Cnty Hospital Auth
RB (St. Vincent Health Center) Series 2010B (LOC: Manufacturers & Traders Trust Co)		0.06%		10/07/14	3,490,000	3,490,000

Fayette County Hospital Authority, PA
Hospital RB (Fayette Regional Health) Series 2007A (LOC: PNC Bank NA)		0.04%		10/07/14	1,850,000	1,850,000

 5

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Geisinger Auth
Health System RB (Geisinger Health) Series 2013A (LIQ: Wells Fargo Bank, NA)		0.01%		10/01/14	7,370,000	7,370,000

Indiana Cnty Hospital Auth
Hospital RB (Indiana Regional Medical Center) Series 2014B (LOC: PNC Bank NA)		0.05%		10/07/14	3,400,000	3,400,000

Lancaster Cnty Hospital Auth
Health Center RB (Masonic Homes) Series 2008D (LOC: JPMorgan Chase Bank, NA)		0.02%		10/01/14	3,665,000	3,665,000

RB (Landis Homes Retirement Community) Series 2002 (LOC: Manufacturers & Traders Trust Co)		0.09%		10/07/14	4,015,000	4,015,000

RB (Landis Homes Retirement Community) Series 2009 (LOC: Manufacturers & Traders Trust Co)		0.09%		10/07/14	11,285,000	11,285,000

Luzerne Cnty Convention Center Auth
Hotel Room Rental Tax RB Series 2012 (LOC: PNC Bank NA)		0.05%		10/07/14	3,900,000	3,900,000

North Hampton Cnty
RB (Binney & Smith) Series 1997A (LOC: JPMorgan Chase Bank, NA)		0.20%		10/07/14	7,500,000	7,500,000

Owen J. Roberts SD
GO Notes Series 2006 (LIQ: JPMorgan Chase Bank, NA)	a	0.06%		10/07/14	3,000,000	3,000,000

Pennsylvania
GO Bonds First Series 2014 (LIQ: Morgan Stanley Bank NA)	a	0.05%		10/07/14	3,500,000	3,500,000

GO Bonds Second Series 2007A (LIQ: Branch Banking & Trust Co)	a	0.05%		10/07/14	5,500,000	5,500,000

GO Refunding Bonds Third Series 2004 (LIQ: State Street Bank & Trust Company, NA)	a	0.04%		10/07/14	11,000,000	11,000,000

Pennsylvania Economic Development Financing Auth
Unemployment Compensation RB Series 2012C (LOC: PNC Bank NA)		0.04%		10/07/14	2,355,000	2,355,000

Pennsylvania HFA
S/F Mortgage RB Series 2002-75A (LIQ: Royal Bank of Canada)		0.04%		10/07/14	7,000,000	7,000,000

S/F Mortgage RB Series 2003-79B (LIQ: Royal Bank of Canada)		0.04%		10/07/14	2,000,000	2,000,000

S/F Mortgage RB Series 2004-81C (LIQ: Royal Bank of Canada)		0.04%		10/07/14	10,860,000	10,860,000

S/F Mortgage RB Series 2004-83B (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.05%		10/07/14	6,435,000	6,435,000

S/F Mortgage RB Series 2005-88B (LIQ: TD Bank NA)		0.05%		10/07/14	6,485,000	6,485,000

S/F Mortgage RB Series 2005-91B (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.05%		10/07/14	20,000,000	20,000,000

S/F Mortgage RB Series 2006-93, 94&95A, 2007-97&98A (LIQ: Morgan Stanley Bank NA)	a	0.11%		10/07/14	191,361	191,361

S/F Mortgage RB Series 2006-93B (LIQ: Sumitomo Mitsui Banking Corp)		0.05%		10/07/14	5,185,000	5,185,000

S/F Mortgage RB Series 2013-115A (LIQ: JPMorgan Chase Bank, NA)	a	0.09%		10/07/14	4,510,000	4,510,000

Pennsylvania Higher Educational Facilities Auth
RB (Assoc of Indep Colleges & Univs of PA) Series 2001-I1 (LOC: Manufacturers & Traders Trust Co)		0.07%		10/07/14	5,500,000	5,500,000

RB (Drexel Univ) Second Series 2000 (LOC: JPMorgan Chase Bank, NA)		0.03%		10/07/14	7,235,000	7,235,000

RB (Thomas Jefferson Univ) Series 2008B (LOC: JPMorgan Chase Bank, NA)		0.04%		10/07/14	1,210,000	1,210,000

Pennsylvania State Turnpike Commission
Registration Fee Refunding RB Series 2005A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.04%		10/07/14	6,905,000	6,905,000

Pennsylvania State Univ
Bonds Series 2007A (GTY/LIQ: US Bank, NA)	a	0.04%		10/07/14	13,985,000	13,985,000

Philadelphia
Airport Refunding RB Series 2005C2 (LOC: Royal Bank of Canada)		0.05%		10/07/14	7,375,000	7,375,000

6

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Water & Wastewater RB Series 1997B (LOC: TD Bank NA)		0.04%		10/07/14	1,195,000	1,195,000

Philadelphia IDA
Lease Refunding RB Series 2007B2 (LOC: TD Bank NA)		0.03%		10/07/14	3,740,000	3,740,000

RB (Girard Estate Aramark Tower) Series 2002 (LOC: JPMorgan Chase Bank, NA)		0.09%		10/07/14	2,400,000	2,400,000

Philadelphia SD
GO Refunding Bonds Series 2009C (LOC: TD Bank NA)		0.03%		10/07/14	7,440,000	7,440,000

St. Mary Hospital Auth
Health System RB (Catholic Health East) Series 2012B		0.03%		10/07/14	13,000,000	13,000,000

RB (Catholic Health Initiatives) Series 2004C		0.05%		10/07/14	19,295,000	19,295,000

Univ of Pittsburgh
Bonds Series 2009B (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/14	500,000	500,000

Upper St. Clair Township
GO Bonds Series 2008 (LIQ: Bank of New York Mellon)		0.05%		10/07/14	8,815,000	8,815,000

Washington Cnty Auth
Refunding RB (Univ of Pennsylvania) Series 2004		0.03%		10/07/14	7,415,000	7,415,000

Washington Cnty Hospital Auth
Hospital RB (Monongahela Valley) Series 2011A (LOC: PNC Bank NA)		0.05%		10/07/14	2,000,000	2,000,000

Hospital RB (Washington Hospital) Series 2008A (LOC: PNC Bank NA)		0.05%		10/07/14	1,640,000	1,640,000

						314,491,361

Alabama 0.6%
Birmingham IDB
RB (Culton Properties) Series 2009A (LOC: Federal Home Loan Bank)		0.08%		10/07/14	1,025,000	1,025,000

Lake Martin IDA
RB (Great Southern Properties) Series 2011 (LOC: Comerica Bank)		0.09%		10/07/14	1,730,000	1,730,000

						2,755,000

Arkansas 0.2%
Pulaski Cnty Public Facilities Board
M/F Housing Refunding RB (Markham Oaks & Indian Hills Apts) Series 2005 (LOC: Federal Home Loan Bank)		0.07%		10/07/14	1,140,000	1,140,000

California 0.0%
Sacramento Cnty Housing Auth
M/F Housing RB (Sierra Sunrise Sr Apts) Series 2004D (LOC: Citibank, NA)		0.09%		10/07/14	100,000	100,000

Florida 0.3%
Polk Cnty IDA
RB (Tremron Lakeland) Series 2011 (LOC: Branch Banking & Trust Co)		0.10%		10/07/14	1,300,000	1,300,000

Georgia 1.6%
Atlanta Urban Residential Finance Auth
M/F Housing RB (M St Apts) Series 2003 (LOC: Freddie Mac)		0.09%		10/07/14	2,700,000	2,700,000

Habersham Cnty Development Auth
IDRB (Steelcell of North America) Series 2009 (LOC: Bank of America, NA)		0.15%		10/07/14	4,615,000	4,615,000

						7,315,000

 7

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Idaho 0.6%
Idaho Health Facilities Auth
Hospital RB (Trinity Health) Series 2013-ID	b	0.11%		04/28/15	2,800,000	2,800,000

North Carolina 0.2%
North Carolina Ports Auth
Exempt Facility RB (Wilmington Bulk) Series 2001A (LOC: Branch Banking & Trust Co)		0.10%		10/07/14	900,000	900,000

Texas 0.3%
Capital IDC
Solid Waste Disposal RB (Texas Disposal Systems) Series 2001 (LOC: MUFG Union Bank, NA)		0.09%		10/07/14	1,500,000	1,500,000

Other Investments 2.7%
Nuveen Ohio Quality Income Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Royal Bank of Canada)	a	0.13%		10/07/14	4,200,000	4,200,000

Nuveen Pennsylvania Investment Quality Municipal Fund
Variable Rate Demand Preferred Shares Series 3 (GTY/LIQ: Royal Bank of Canada)	a	0.14%		10/07/14	8,500,000	8,500,000

						12,700,000

Total Variable-Rate Securities
(Cost $345,001,361)						345,001,361

End of Investments.

At 09/30/14, the tax basis cost of the fund’s investments was $465,591,249.

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $100,986,361 or 21.6% of net assets.
b	Illiquid security. At the period end, the value of these amounted to $2,800,000 or 0.6% of net assets.

8

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings (Unaudited) continued

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
ULT —	Unlimited tax
USD —	Unified school district

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

 9

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings (Unaudited) continued

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2014, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2014.

REG47709SEP14

10

The Charles Schwab Family of Funds
Schwab Massachusetts AMT Tax-Free Money Fund™

Portfolio Holdings as of September 30, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

30.0%	Fixed-Rate Securities	129,245,256	129,245,256
69.8%	Variable-Rate Securities	300,661,580	300,661,580

99.8%	Total Investments	429,906,836	429,906,836
0.2%	Other Assets and Liabilities, Net		785,036

100.0%	Net Assets		430,691,872

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 30.0% of net assets

Massachusetts 25.0%
Essex North Shore Technical & Agricultural SD
GO BAN		0.75%		06/19/15	4,400,000	4,415,996

Fall River
GO BAN		1.00%		02/13/15	5,140,000	5,152,868

Haverhill
BAN		1.25%		12/01/14	2,000,000	2,003,264

BAN		1.00%		03/01/15	2,667,500	2,675,534

Holyoke
GO Refunding Bonds Series B		2.00%		06/15/15	1,670,000	1,690,824

Lowell
GO BAN Series A		1.00%		09/11/15	4,000,000	4,030,557

Massachusetts
GO Bonds Consolidated Loan Series 2001D		5.50%		11/01/14	200,000	200,884

GO Bonds Consolidated Loan Series 2002C		5.50%		11/01/14	300,000	301,323

GO Bonds Consolidated Loan Series 2007B		4.00%		11/01/14	110,000	110,348

GO Bonds Consolidated Loan Series 2007B		5.00%		11/01/14	120,000	120,479

GO Bonds Consolidated Loan Series 2010B		4.00%		06/01/15	150,000	153,780

GO Bonds Consolidated Loan Series 2010C		5.00%		01/01/15	200,000	202,377

GO Refunding Bonds Series 2008A		5.00%		09/01/15	250,000	260,967

Massachusetts Bay Transportation Auth
Sales Tax CP Series A (LIQ: State Street Bank & Trust Company, NA)		0.09%		11/06/14	2,000,000	2,000,000

Sales Tax CP Series A (LIQ: State Street Bank & Trust Company, NA)		0.09%		12/10/14	5,200,000	5,200,000

Sales Tax CP Series B (LIQ: Sumitomo Mitsui Banking Corp)		0.08%		11/03/14	6,625,000	6,625,000

Sr Sales Tax Bonds Series 2004A		5.25%		07/01/15	250,000	259,418

Massachusetts Dept of Transportation
Metropolitan Highway System Sr RB Series 2010B		5.00%		01/01/15	3,080,000	3,117,204

 1

 Schwab Massachusetts AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Massachusetts Development Finance Agency
RB (Partners HealthCare) Series 2012L		3.00%		07/01/15	350,000	357,400

RB (Partners HealthCare) Series 2012L		5.00%		07/01/15	305,000	315,882

Massachusetts Health & Educational Facilities Auth
RB (Harvard Univ) Series 2009A		5.00%		11/15/14	1,000,000	1,006,018

RB (Partners HealthCare) Series 2007C		5.00%		07/01/15	750,000	776,665

RB (Partners HealthCare) Series 2010J		5.00%		07/01/15	150,000	155,322

RB (Partners HealthCare) Series 2010J2		4.00%		07/01/15	270,000	277,456

RB (UMass) Series 2005D		5.00%		10/01/14	320,000	320,000

Revenue Notes (Harvard Univ) Series EE		0.06%		10/09/14	10,500,000	10,500,000

Massachusetts HFA
Housing Bonds Series 2014A		0.20%		12/01/14	430,000	429,978

Massachusetts School Building Auth
BAN Series 2014A		5.00%		07/16/15	3,000,000	3,115,582

Dedicated Sales Tax Series 2005A		5.00%		08/15/15	100,000	104,118

Massachusetts Water Pollution Abatement Trust
Pool Program Refunding Bonds Series 2004A		5.25%		02/01/15	200,000	203,374

Pool Program Refunding Bonds Series 2004A		5.25%		08/01/15	550,000	573,168

Massachusetts Water Resources Auth
CP Series 1999 (LOC: State Street Bank & Trust Company, NA)		0.10%		10/31/14	6,000,000	6,000,000

Melrose
GO BAN		1.00%		11/14/14	3,950,000	3,954,093

Metropolitan Boston Transit Parking Corp
Sr Lien Parking RB Series 2011 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.13%	07/09/15	07/14/15	2,500,000	2,500,000

New Bedford
GO BAN		1.00%		02/06/15	7,000,000	7,017,871

Norfolk Cnty
GO BAN 2014		0.50%		03/27/15	4,000,000	4,007,178

Revere
BAN		0.75%		02/20/15	4,428,608	4,439,330

Shrewsbury
GO BAN		1.00%		07/30/15	3,000,000	3,021,297

South Hadley
GO BAN		1.00%		12/22/14	2,000,000	2,003,799

Tyngsborough
GO BAN		0.50%		03/25/15	2,500,000	2,503,843

Univ of Massachusetts Building Auth
CP Series 2013B1 (LIQ: US Bank, NA)		0.11%		01/08/15	3,500,000	3,500,000

RB Sr Series 2009-1		5.00%		05/01/15	700,000	719,404

RB Sr Series 2013-1		2.00%		11/01/14	100,000	100,139

Refunding RB Sr Series 2004-1		5.25%		11/01/14	550,000	552,336

Uxbridge
GO BAN Series A		1.00%		03/27/15	3,000,000	3,012,115

GO BAN Series B		1.00%		10/17/14	2,317,000	2,317,891

Worcester
GO BAN Series A		2.00%		12/17/14	5,000,000	5,018,742

GO Refunding Bonds Series 2005A		5.00%		07/01/15	540,000	559,345

						107,883,169

Colorado 0.1%
Colorado Springs
Utilities System Sub Lien RB Series 2004B		5.50%		11/15/14	300,000	301,933

2

 Schwab Massachusetts AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Florida 0.4%
Florida State Board of Education
Public Education Capital Outlay Refunding Bonds Series 2014A		5.00%		06/01/15	500,000	516,047

Tampa
Health System RB (BayCare Health) Series 1998A1		5.50%		11/15/14	1,290,000	1,298,338

						1,814,385

Hawaii 0.3%
Hawaii
GO Bonds Series 1996CM		6.50%		12/01/14	1,000,000	1,010,580

GO Bonds Series 2006DI		5.00%		03/01/15	225,000	229,440

						1,240,020

Idaho 0.4%
Idaho Health Facilities Auth
Refunding RB (Trinity Health) Series 2008B		4.75%		12/01/14	1,600,000	1,612,021

Kentucky 0.2%
Louisville & Jefferson Cnty Metro Sewer District
Sewer & Drainage System Sub BAN Series 2013		2.00%		11/26/14	1,000,000	1,002,475

Minnesota 0.3%
Mesabi East ISD No. 2711
GO Series 2014B		1.00%		08/21/15	1,100,000	1,106,321

Ohio 0.0%
Ohio
Mental Health Capital Facilities Bonds Series II-2006A		4.13%		06/01/15	175,000	179,482

Oregon 0.5%
Corvallis SD No 509J
GO Refunding Bonds Series 2007 (GTY: Oregon)		5.00%		06/15/15	2,000,000	2,067,972

South Carolina 0.5%
Charleston Educational Excellence Financing Corporation
Installment Purchase RB Series 2004 (ESCROW)		5.00%		12/01/14	1,500,000	1,512,055

South Carolina Public Service Auth
Refunding Revenue Obligations Series 2005A		5.50%		01/01/15	675,000	683,997

						2,196,052

Texas 1.5%
Austin ISD
ULT Refunding Bonds Series 1998 (GTY: TX Permanent School Fund)		5.00%		08/01/15	100,000	103,936

Houston
Combined Utility System First Lien Refunding RB Series 2011E		5.00%		11/15/14	185,000	186,073

Katy ISD
ULT GO Bonds Series 2007A (GTY: TX Permanent School Fund)		6.00%		02/15/15	100,000	102,139

Leander ISD
ULT Refunding Bonds Series 2013A (GTY: TX Permanent School Fund)		0.21%		08/15/15	400,000	399,265

Longview ISD
ULT GO Bonds Series 2008 (GTY: TX Permanent School Fund)		0.19%		02/15/15	1,400,000	1,399,009

 3

 Schwab Massachusetts AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
North East ISD
ULT GO Bonds Series 2005 (GTY: TX Permanent School Fund)		5.00%		02/01/15	475,000	482,637

Northside ISD
ULT Refunding Bonds Series 2003B (GTY: TX Permanent School Fund)		3.00%		08/01/15	265,000	271,108

Pasadena ISD
ULT Refunding Bonds Series 2008 (GTY: TX Permanent School Fund)		5.00%		02/15/15	225,000	229,007

ULT Refunding Bonds Series 2012D (GTY: TX Permanent School Fund)		4.00%		02/15/15	1,000,000	1,014,225

San Antonio
Electric & Gas Systems RB New Series 2006A		5.00%		02/01/15	725,000	736,510

Refunding Bonds Series 2012		4.00%		02/01/15	150,000	151,859

Socorro ISD
ULT GO Bonds Series 2006A (GTY: TX Permanent School Fund)		5.00%		08/15/15	460,000	479,107

Willis ISD
ULT Refunding Bonds Series 2005 (GTY: TX Permanent School Fund)		5.00%		02/15/15	775,000	788,921

						6,343,796

Washington 0.8%
Blaine SD No. 503
ULT GO Refunding Bonds 2010 (GTY: Washington)		3.00%		12/01/14	450,000	452,101

Edmonds SD No. 15
ULT GO Refunding Bonds Series 2003A (GTY: Washington)		5.00%		12/01/14	1,300,000	1,310,583

Mercer Island SD No. 400
ULT GO Refunding Bonds Series 2001 (GTY: Washington)		5.63%		12/01/14	240,000	242,139

North Kitsap SD No. 400
ULT GO Refunding Bonds Series 2005 (GTY: Washington)		5.00%		12/01/14	345,000	347,772

Snoqualmie Valley SD No. 410
ULT GO Refunding Bonds Series 2010 (GTY: Washington)		3.00%		12/01/14	150,000	150,685

Washington
GO Bonds Series 2008A		5.00%		07/01/15	825,000	854,582

GO Refunding Bonds Series R2006A		5.00%		07/01/15	135,000	139,768

						3,497,630

Total Fixed-Rate Securities
(Cost $129,245,256)						129,245,256

Variable-Rate Securities 69.8% of net assets

Massachusetts 65.0%
Massachusetts
GO Bonds Consolidated Loan Series 2007A (LIQ: Societe Generale)	a	0.04%		10/07/14	4,000,000	4,000,000

GO Bonds Consolidated Loan Series 2007C (ESCROW/LIQ: Credit Suisse AG)	a	0.06%		10/07/14	9,500,000	9,500,000

GO Bonds Consolidated Loan Series 2007C (LIQ: Citibank, NA)	a	0.05%		10/07/14	4,500,000	4,500,000

GO Bonds Consolidated Loan Series 2007C (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/14	3,900,000	3,900,000

GO Bonds Consolidated Loan Series 2012D		0.21%	10/02/14	01/01/15	7,900,000	7,900,575

GO Bonds Series 2000A (LIQ: Bank of America, NA)		0.04%		10/01/14	2,100,000	2,100,000

GO Refunding Bonds Series 2011A		0.70%	10/02/14	02/01/15	1,000,000	1,000,841

GO Refunding Bonds Series 2013A		0.23%	10/02/14	02/01/15	9,590,000	9,590,164

4

 Schwab Massachusetts AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Massachusetts Bay Transportation Auth
General Transportation System Bonds Series 2000A1 (LIQ: Barclays Bank Plc)		0.04%		10/07/14	18,550,000	18,550,000

Sr Sales Tax Bonds Series 2010A	b	0.13%		04/28/15	5,815,000	5,815,000

Massachusetts Dept of Transportation
Sub RB (Contract Assistance Secured) Series 2010A7 (LIQ: JPMorgan Chase Bank, NA)		0.06%		10/07/14	3,130,000	3,130,000

Massachusetts Development Finance Agency
Education RB (Cushing Academy) Series 2004 (LOC: TD Bank NA)		0.05%		10/07/14	2,550,000	2,550,000

First Mortgage RB (Brookhaven at Lexington) Series 2005B (LOC: Bank of America, NA)		0.13%		10/07/14	3,010,000	3,010,000

RB (Boston Univ) Series U5B (LOC: Federal Home Loan Bank)		0.04%		10/07/14	4,900,000	4,900,000

RB (CIL Realty) Series 2013 (LOC: Manufacturers & Traders Trust Co)		0.04%		10/07/14	9,085,000	9,085,000

RB (Harvard Univ) Series 2010B2 (LIQ: Bank of America, NA)	a	0.04%		10/07/14	6,250,000	6,250,000

RB (Jewish Rehabilitation Centers for Living) Series 2011B (LOC: Manufacturers & Traders Trust Co)		0.09%		10/07/14	4,485,000	4,485,000

RB (Marine Biological Laboratory) Series 2006 (LOC: PNC Bank NA)		0.04%		10/07/14	7,465,000	7,465,000

RB (Masonic Nursing Home) Series 2002A (LOC: Manufacturers & Traders Trust Co)		0.06%		10/07/14	6,900,000	6,900,000

RB (Partners HealthCare) Series 2014M2 (LOC: Bank of New York Mellon)		0.04%		10/07/14	5,000,000	5,000,000

RB (Partners HealthCare) Series 2014M4 (LIQ: Morgan Stanley Bank NA)	a	0.05%		10/07/14	2,500,000	2,500,000

RB (YMCA of Greater Worcester) Series 2006 (LOC: TD Bank NA)		0.04%		10/07/14	3,855,000	3,855,000

Massachusetts Health & Educational Facilities Auth
RB (Amherst College) Series F		0.04%		10/07/14	10,000,000	10,000,000

RB (Baystate Medical Center) Series 2009J2 (LOC: JPMorgan Chase Bank, NA)		0.03%		10/01/14	1,800,000	1,800,000

RB (Baystate Medical Center) Series 2009K1 (LOC: Wells Fargo Bank, NA)		0.01%		10/01/14	3,200,000	3,200,000

RB (Capital Asset Program) Series 2004M4A (LOC: Bank of America, NA)		0.06%		10/07/14	6,045,000	6,045,000

RB (Capital Asset Program) Series M2 (LOC: Bank of America, NA)		0.06%		10/07/14	1,940,000	1,940,000

RB (Great Brook Valley Health Center) Series 2006A (LOC: TD Bank NA)		0.04%		10/07/14	3,310,000	3,310,000

RB (MIT) Series 2001J2		0.04%		10/07/14	650,000	650,000

RB (MIT) Series 2008N (LIQ: Barclays Bank Plc)	a	0.06%		10/07/14	2,565,000	2,565,000

RB (MIT) Series 2008N (LIQ: Citibank, NA)	a	0.04%		10/07/14	2,000,000	2,000,000

RB (Museum of Fine Arts) Series 2007A1 (LIQ: US Bank, NA)		0.05%		10/01/14	3,800,000	3,800,000

RB (Partners HealthCare) Series 2010J1 (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/14	2,100,000	2,100,000

RB (Partners HealthCare) Series P1 (LIQ: JPMorgan Chase Bank, NA)		0.04%		10/07/14	1,500,000	1,500,000

RB (Partners HealthCare) Series P2 (LIQ: JPMorgan Chase Bank, NA)		0.04%		10/07/14	13,200,000	13,200,000

RB (Tufts Univ) Series 2008N1 (LIQ: US Bank, NA)		0.04%		10/01/14	6,150,000	6,150,000

RB (UMass) Series 2007E&F (LIQ: US Bank, NA)	a	0.04%		10/07/14	7,220,000	7,220,000

Massachusetts School Building Auth
Dedicated Sales Tax Bonds Series 2007A (LIQ: Citibank, NA)	a	0.04%		10/07/14	8,670,000	8,670,000

Dedicated Sales Tax Bonds Series 2007A (LIQ: JPMorgan Chase Bank, NA)	a	0.06%		10/07/14	1,315,000	1,315,000

Sr Dedicated Sales Tax Bonds Series 2013A (LIQ: Citibank, NA)	a	0.05%		10/07/14	4,125,000	4,125,000

 5

 Schwab Massachusetts AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Sr Dedicated Tax Refunding Bonds Series 2012B (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/14	3,750,000	3,750,000

Massachusetts Water Pollution Abatement Trust
Pool Program Refunding Bonds Series 2006 (LIQ: Credit Suisse AG)	a	0.04%		10/07/14	8,195,000	8,195,000

State Revolving Fund Bonds Series 14 (LIQ: Morgan Stanley Bank NA)	a	0.05%		10/07/14	6,665,000	6,665,000

Massachusetts Water Resources Auth
General Refunding RB Series 2007B (LIQ: Branch Banking & Trust Co)	a	0.05%		10/07/14	8,895,000	8,895,000

Sub GO Refunding Bonds Series 2012F (GTY/LIQ: Royal Bank of Canada)	a	0.04%		10/07/14	28,295,000	28,295,000

Univ of Massachusetts Building Auth
RB Sr Series 2013-1 (LIQ: Citibank, NA)	a	0.05%		10/07/14	5,500,000	5,500,000

Refunding RB Sr Series 2011-2	b	0.13%		04/28/15	11,790,000	11,790,000

Refunding RB Sr Series 2013-3 (LIQ: JPMorgan Chase Bank, NA)	a	0.05%		10/07/14	1,500,000	1,500,000

						280,166,580

District of Columbia 0.6%
District of Columbia
RB (American Geophysical Union) Series 1993 (LOC: Bank of America, NA)		0.10%		10/07/14	885,000	885,000

Washington Convention Center Auth
Sr Lien Dedicated Tax Refunding RB Series 2007A (GTY/LIQ: US Bank, NA)	a	0.04%		10/07/14	1,515,000	1,515,000

						2,400,000

Georgia 0.9%
Macon Water Auth
Water & Sewer RB Series 2012		0.05%		10/07/14	4,000,000	4,000,000

Minnesota 0.3%
Minneapolis
M/F Housing RB (Seven Corners Apts) Series 2012F (LOC: Wells Fargo Bank, NA)		0.15%		10/07/14	1,495,000	1,495,000

Oregon 0.5%
Oregon State Facilities Auth
RB (Providence Health & Services) Series 2013C		0.09%		10/01/14	2,000,000	2,000,000

Pennsylvania 1.6%
Upper St. Clair Township
GO Bonds Series 2008 (LIQ: Bank of New York Mellon)		0.05%		10/07/14	6,855,000	6,855,000

Virginia 0.9%
Fairfax Cnty IDA
Health Care RB (Inova Health) Series 2005A2		0.06%		10/07/14	3,745,000	3,745,000

Total Variable-Rate Securities
(Cost $300,661,580)						300,661,580

End of Investments.

6

 Schwab Massachusetts AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

At 09/30/14, the tax basis cost of the fund’s investments was $429,906,836.

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $125,460,000 or 29.1% of net assets.
b	Illiquid security. At the period end, the value of these amounted to $17,605,000 or 4.1% of net assets.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
ULT —	Unlimited tax
USD —	Unified school district

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable

 7

 Schwab Massachusetts AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2014, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2014.

REG47708SEP14

8

The Charles Schwab Family of Funds
Schwab Advisor Cash Reserves®

Portfolio Holdings as of September 30, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

61.7%	Fixed-Rate Obligations	14,348,247,400	14,348,247,400
16.4%	Variable-Rate Obligations	3,812,988,298	3,812,988,298
21.9%	Repurchase Agreements	5,075,548,708	5,075,548,708

100.0%	Total Investments	23,236,784,406	23,236,784,406
0.0%	Other Assets and Liabilities, Net		7,066,999

100.0%	Net Assets		23,243,851,405

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 61.7% of net assets

Asset Backed Commercial Paper 8.1%
Alpine Securitization Corp	a,b,c	0.26%		10/06/14	16,000,000	15,999,422

Bennington Stark Capital Co, LLC	a,b,c	0.32%		12/11/14	65,000,000	64,958,978

CAFCO, LLC	a,b,c	0.25%		01/02/15	28,000,000	27,981,917
	a,b,c	0.25%		02/19/15	44,000,000	43,956,917
	a,b,c	0.25%		03/03/15	14,000,000	13,985,125
	a,b,c	0.25%		03/09/15	44,000,000	43,951,417

Cancara Asset Securitisation, LLC	a,b,c	0.25%		10/06/14	11,000,000	10,999,618
	a,b,c	0.25%		10/10/14	8,000,000	7,999,500
	a,b,c	0.19%		10/20/14	13,000,000	12,998,696
	a,b,c	0.25%		12/03/14	18,000,000	17,992,125
	a,b,c	0.21%		12/23/14	33,000,000	32,984,022
	a,b,c	0.25%		01/20/15	15,000,000	14,988,437
	a,b,c	0.25%		01/30/15	1,000,000	999,160
	a,b,c	0.25%		02/23/15	18,000,000	17,981,875
	a,b,c	0.26%		03/02/15	6,000,000	5,993,413

Charta, LLC	a,b,c	0.23%		11/17/14	80,000,000	79,975,978
	a,b,c	0.23%		11/19/14	20,000,000	19,993,739
	a,b,c	0.25%		02/17/15	57,000,000	56,944,979
	a,b,c	0.25%		02/18/15	20,000,000	19,980,556
	a,b,c	0.25%		02/25/15	50,000,000	49,948,959
	a,b,c	0.25%		03/25/15	20,000,000	19,975,694

Ciesco, LLC	a,b,c	0.23%		11/17/14	50,000,000	49,984,986
	a,b,c	0.25%		02/10/15	54,800,000	54,749,767
	a,b,c	0.25%		02/18/15	15,000,000	14,985,417

Collateralized Commercial Paper Co, LLC	a,b	0.28%		03/02/15	190,000,000	189,775,378

Collateralized Commercial Paper II Co, LLC	b,c	0.40%		06/10/15	8,000,000	7,977,600

 1

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

CRC Funding, LLC	a,b,c	0.23%		11/03/14	6,000,000	5,998,735
	a,b,c	0.23%		11/17/14	50,000,000	49,984,986
	a,b,c	0.23%		12/02/14	8,000,000	7,996,831
	a,b,c	0.25%		02/04/15	127,000,000	126,888,875
	a,b,c	0.25%		02/12/15	57,000,000	56,946,958
	a,b,c	0.25%		02/18/15	20,000,000	19,980,556
	a,b,c	0.25%		02/19/15	35,000,000	34,965,729
	a,b,c	0.25%		03/25/15	25,000,000	24,969,618

Crown Point Capital Co, LLC	a,b,c	0.23%		10/07/14	32,000,000	31,998,773
	a,b,c	0.23%		10/15/14	38,000,000	37,996,601

Gemini Securitization Corp, LLC	a,b,c	0.18%		10/07/14	10,000,000	9,999,700
	a,b,c	0.34%		12/01/14	50,000,000	49,971,194

Govco, LLC	a,b,c	0.19%		10/20/14	36,000,000	35,996,390
	a,b,c	0.20%		11/03/14	40,000,000	39,992,667

Manhattan Asset Funding Capital Co, LLC	a,b,c	0.20%		10/03/14	10,000,000	9,999,889
	a,b,c	0.18%		12/04/14	5,000,000	4,998,400

MetLife Short Term Funding, LLC	a,b,c	0.11%		10/06/14	22,170,000	22,169,661
	a,b,c	0.11%		10/08/14	17,000,000	16,999,636
	a,b,c	0.10%		10/30/14	7,000,000	6,999,436

Nieuw Amsterdam Receivables Corp	a,b,c	0.17%		12/04/14	6,000,000	5,998,187

Old Line Funding, LLC	a,b,c	0.23%		12/15/14	22,000,000	21,989,458
	a,b,c	0.22%		01/29/15	15,000,000	14,989,000
	a,b,c	0.22%		02/02/15	50,000,000	49,962,111

Ridgefield Funding Co, LLC	a,b,c	0.26%		11/20/14	16,000,000	15,994,222
	a,b,c	0.26%		12/05/14	21,000,000	20,990,142

Sheffield Receivables Corp	a,b,c	0.19%		10/17/14	19,000,000	18,998,396
	a,b,c	0.25%		02/17/15	12,000,000	11,988,417
	a,b,c	0.25%		02/18/15	26,000,000	25,974,722
	a,b,c	0.25%		03/03/15	50,000,000	49,946,875
	a,b,c	0.25%		03/05/15	12,000,000	11,987,083
	a,b,c	0.25%		03/06/15	34,000,000	33,963,167
	a,b,c	0.25%		03/10/15	3,000,000	2,996,667
	a,b,c	0.25%		03/12/15	80,000,000	79,910,000
	a,b,c	0.25%		03/13/15	31,000,000	30,964,910

						1,889,571,667

Financial Company Commercial Paper 6.9%
Barclays US Funding Corp	a	0.29%		12/03/14	8,000,000	7,995,940
	a	0.30%		04/01/15	31,000,000	30,952,983

BPCE SA	c	0.23%		11/03/14	47,000,000	46,990,091
	c	0.25%		12/01/14	41,000,000	40,982,632
	c	0.22%		12/08/14	25,000,000	24,989,611
	c	0.23%		12/19/14	39,000,000	38,980,316
	c	0.24%		01/05/15	71,000,000	70,954,560

Caisse des Depots et Consignations	c	0.20%		12/17/14	43,000,000	42,981,606

DNB Bank ASA		0.24%		04/08/15	109,000,000	108,862,660

General Electric Capital Corp		0.22%		04/14/15	46,000,000	45,945,183

ING (U.S.) Funding, LLC	a	0.31%		12/01/14	6,000,000	5,996,848

2

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

JP Morgan Securities, LLC		0.33%		04/24/15	111,000,000	110,791,413

Lloyds Bank, PLC		0.19%		10/07/14	144,000,000	143,995,440

Nationwide Building Society		0.21%		10/02/14	173,000,000	172,998,991
		0.19%		10/10/14	26,000,000	25,998,765
		0.21%		12/01/14	2,000,000	1,999,305
		0.21%		12/10/14	2,000,000	1,999,203
		0.22%		12/29/14	13,000,000	12,992,929

Natixis US Finance Co, LLC	a	0.23%		10/31/14	100,000,000	99,980,833

Oversea-Chinese Banking Corp, Ltd		0.25%		11/05/14	24,000,000	23,994,167
		0.25%		12/09/14	61,000,000	60,970,771

PNC Bank, NA		0.30%		11/06/14	100,000,000	100,000,000
		0.30%		12/12/14	2,000,000	2,000,000

Skandinaviska Enskilda Banken AB		0.26%		10/03/14	97,000,000	96,998,599
		0.25%		01/21/15	23,000,000	22,982,111
		0.27%		03/17/15	19,000,000	18,976,643

State Street Corp		0.21%		12/08/14	113,000,000	112,955,177

Swedbank AB		0.26%		10/28/14	60,650,000	60,638,401

United Overseas Bank, Ltd		0.25%		03/03/15	3,000,000	2,996,812
		0.24%		04/07/15	54,000,000	53,932,320

						1,592,834,310

Other Commercial Paper 2.2%
Automatic Data Processing, Inc	c	0.03%		10/01/14	85,000,000	85,000,000

General Electric Co		0.06%		10/06/14	108,000,000	107,999,100
		0.06%		10/08/14	88,000,000	87,998,973

Toyota Motor Credit Corp		0.24%		10/21/14	9,000,000	8,998,800
		0.24%		11/10/14	114,000,000	113,969,600
		0.24%		03/18/15	100,000,000	99,888,000

						503,854,473

Certificate of Deposit 35.0%
Abbey National Treasury Services PLC	a	0.05%		10/01/14	57,000,000	57,000,000
	a	0.07%		10/07/14	75,000,000	75,000,000

Bank of Montreal		0.05%		10/03/14	34,000,000	34,000,000
		0.04%		10/07/14	88,000,000	88,000,000
		0.21%		01/12/15	55,000,000	54,999,997
		0.23%		03/12/15	139,000,000	139,000,000

Bank of the West		0.25%		11/17/14	25,000,000	25,000,000
		0.25%		11/18/14	69,000,000	69,000,000

Bank of Tokyo Mitsubishi UFJ, Ltd		0.08%		10/01/14	125,000,000	125,000,000
		0.08%		10/07/14	22,000,000	22,000,000
		0.29%		10/08/14	3,000,000	3,000,000
		0.25%		11/24/14	78,000,000	78,000,000
		0.25%		12/05/14	68,000,000	68,000,000
		0.30%		03/02/15	140,000,000	140,000,000
		0.25%		03/03/15	102,000,000	102,000,000
		0.30%		03/03/15	88,000,000	88,000,000
		0.25%		03/10/15	40,000,000	40,000,000

 3

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.30%		03/11/15	9,000,000	9,000,000
		0.30%		04/06/15	102,000,000	102,000,000

Barclays Bank PLC		0.43%		10/01/14	100,000,000	100,000,000
		0.30%		02/03/15	99,000,000	99,000,000
		0.30%		02/04/15	54,000,000	54,000,000
		0.30%		02/05/15	52,000,000	52,000,000
		0.30%		02/06/15	20,000,000	20,000,000

BNP Paribas		0.30%		10/02/14	16,000,000	16,000,000
		0.24%		11/04/14	126,000,000	126,000,000
		0.29%		11/04/14	50,000,000	50,000,000
		0.23%		11/07/14	56,000,000	56,000,000
		0.25%		12/01/14	133,000,000	133,000,000
		0.25%		12/10/14	83,000,000	83,000,000

Branch Banking & Trust Co		0.07%		10/01/14	113,000,000	113,000,000
		0.06%		10/06/14	58,000,000	58,000,000

Canadian Imperial Bank of Commerce		0.04%		10/01/14	161,000,000	161,000,000
		0.05%		10/01/14	225,000,000	225,000,000
		0.03%		10/07/14	10,000,000	10,000,000

Chase Bank USA, NA		0.38%		12/05/14	56,000,000	56,000,000

Citibank, NA		0.20%		10/03/14	5,000,000	5,000,000
		0.23%		11/03/14	216,000,000	216,000,000
		0.23%		12/04/14	18,000,000	18,000,000
		0.25%		01/09/15	15,000,000	15,000,000
		0.25%		02/09/15	67,000,000	67,000,000
		0.25%		02/25/15	47,000,000	47,000,000
		0.25%		03/20/15	30,000,000	30,000,000
		0.25%		03/26/15	77,000,000	77,000,000
		0.25%		03/27/15	6,000,000	6,000,000

Credit Agricole Corporate and Investment Bank		0.24%		10/01/14	80,000,000	80,000,000
		0.24%		10/07/14	67,000,000	67,000,000
		0.25%		11/05/14	71,000,000	71,000,000
		0.24%		12/29/14	8,000,000	8,000,000

Credit Agricole SA		0.24%		10/07/14	23,000,000	23,000,000
		0.24%		10/09/14	13,000,000	13,000,000

Credit Suisse AG		0.28%		10/06/14	86,000,000	86,000,000
		0.33%		03/09/15	155,000,000	155,000,000
		0.33%		03/13/15	7,000,000	7,000,000
		0.33%		03/16/15	34,000,000	34,000,000
		0.33%		03/26/15	30,000,000	30,000,000

Deutsche Bank AG		0.45%		11/21/14	144,000,000	144,000,000
		0.31%		12/01/14	152,000,000	152,000,000
		0.31%		12/05/14	182,000,000	182,000,000

HSBC Bank USA		0.22%		10/21/14	100,000,000	100,000,000
		0.21%		11/19/14	10,000,000	10,000,000

ING Bank NV		0.33%		10/01/14	72,000,000	72,000,000
		0.46%		10/28/14	124,000,000	124,000,000
		0.31%		11/03/14	8,000,000	8,000,000
		0.32%		11/07/14	93,000,000	93,000,000
		0.32%		12/23/14	4,000,000	4,000,000

JPMorgan Chase Bank, NA		0.38%		01/02/15	124,000,000	124,000,000

4

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Lloyds Bank PLC		0.37%		10/28/14	75,000,000	75,000,000
		0.26%		12/02/14	22,000,000	22,000,000
		0.48%		03/12/15	61,000,000	61,000,000
		0.48%		03/18/15	27,000,000	27,000,000

Mitsubishi UFJ Trust & Banking Corp		0.25%		12/11/14	46,000,000	46,000,000
		0.25%		01/06/15	46,000,000	46,000,000
		0.25%		01/13/15	5,000,000	5,000,000
		0.25%		01/20/15	2,000,000	2,000,000
		0.26%		02/05/15	5,000,000	5,000,000
		0.26%		02/06/15	8,000,000	8,000,000
		0.26%		02/23/15	14,000,000	14,000,000
		0.25%		03/04/15	1,000,000	1,000,000
		0.26%		04/02/15	24,000,000	24,000,000

Mizuho Bank, Ltd		0.25%		10/22/14	79,000,000	79,000,000
		0.25%		10/27/14	74,000,000	74,000,000
		0.25%		10/29/14	71,000,000	71,000,000
		0.20%		12/15/14	62,000,000	62,000,000
		0.25%		01/14/15	95,000,000	95,000,000
		0.25%		02/13/15	46,000,000	46,000,000
		0.25%		02/25/15	84,000,000	84,000,000

Natixis SA		0.23%		12/11/14	4,000,000	4,000,000

Nordea Bank Finland PLC		0.22%		03/23/15	214,000,000	213,994,864

Oversea-Chinese Banking Corp, Ltd		0.25%		10/06/14	25,000,000	25,000,000
		0.23%		01/20/15	27,000,000	26,999,168
		0.23%		03/18/15	61,000,000	60,997,157

Rabobank Nederland		0.23%		01/26/15	87,000,000	87,000,000

Skandinaviska Enskilda Banken AB		0.24%		12/16/14	18,000,000	18,000,000
		0.24%		01/27/15	9,000,000	8,999,853
		0.25%		02/06/15	61,000,000	61,000,000

State Street Bank & Trust Company, NA		0.22%		01/21/15	40,000,000	40,000,000

Sumitomo Mitsui Banking Corp		0.25%		10/02/14	45,000,000	45,000,000
		0.29%		10/09/14	4,000,000	4,000,000
		0.30%		11/13/14	28,000,000	28,000,000
		0.30%		12/01/14	87,000,000	87,000,000
		0.25%		01/22/15	21,000,000	21,000,000
		0.25%		02/03/15	6,000,000	6,000,000
		0.37%		02/06/15	18,000,000	18,000,000
		0.37%		02/10/15	38,000,000	38,000,000
		0.25%		02/20/15	75,000,000	75,000,000
		0.25%		02/24/15	34,000,000	34,000,000
		0.30%		03/02/15	34,000,000	34,000,000
		0.30%		03/03/15	27,000,000	27,000,000
		0.25%		03/06/15	79,000,000	79,000,000
		0.30%		03/12/15	1,000,000	1,000,000
		0.25%		03/13/15	89,000,000	89,000,000
		0.25%		03/24/15	14,000,000	14,000,000
		0.25%		03/27/15	62,000,000	62,000,000
		0.30%		06/09/15	9,000,000	9,000,000

Sumitomo Mitsui Trust Bank, Ltd		0.20%		10/01/14	7,000,000	7,000,000
		0.21%		10/06/14	23,000,000	23,000,000
		0.21%		10/30/14	4,000,000	4,000,000
		0.21%		10/31/14	16,000,000	16,000,000
		0.21%		11/18/14	51,000,000	51,000,000
		0.20%		12/29/14	37,000,000	37,000,000

 5

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.20%		01/12/15	50,000,000	50,000,000

Swedbank AB		0.24%		10/21/14	52,000,000	52,000,000

Toronto-Dominion Bank		0.05%		10/03/14	150,000,000	150,000,000
		0.04%		10/06/14	135,000,000	135,000,000
		0.14%		10/06/14	70,000,000	70,000,000
		0.20%		01/15/15	62,000,000	62,000,000
		0.24%		01/22/15	141,000,000	141,000,000
		0.22%		01/23/15	148,000,000	148,000,000

UBS AG		0.23%		10/24/14	38,000,000	38,000,000
		0.23%		01/16/15	52,000,000	52,000,000
		0.25%		02/17/15	30,000,000	30,000,000
		0.25%		04/02/15	3,000,000	3,000,000
		0.25%		04/07/15	144,000,000	144,000,000

Wells Fargo Bank, NA		0.21%		12/03/14	54,000,000	54,000,000

						8,129,991,039

Government Agency Debt 0.4%
Federal Home Loan Bank		0.06%		10/24/14	100,000,000	99,995,911

Other Instrument 7.0%
Australia & New Zealand Banking Group, Ltd		0.10%		10/01/14	300,000,000	300,000,000

Bank of Montreal		0.04%		10/01/14	140,000,000	140,000,000

Citibank, NA		0.11%		10/03/14	45,000,000	45,000,000

National Australia Bank, Ltd		0.03%		10/01/14	75,000,000	75,000,000

National Bank of Canada		0.04%		10/01/14	226,000,000	226,000,000

Natixis SA		0.02%		10/01/14	10,000,000	10,000,000

Royal Bank of Canada		0.01%		10/01/14	60,000,000	60,000,000

Skandinaviska Enskilda Banken AB		0.06%		10/01/14	100,000,000	100,000,000
		0.05%		10/03/14	5,000,000	5,000,000

Svenska Handelsbanken AB		0.01%		10/01/14	450,000,000	450,000,000

Swedbank AB		0.05%		10/01/14	228,000,000	228,000,000

						1,639,000,000

Other Note 2.1%
Bank of America, NA		0.25%		11/20/14	56,000,000	56,000,000
		0.24%		11/21/14	44,000,000	44,000,000
		0.25%		12/09/14	16,000,000	16,000,000
		0.24%		12/15/14	133,000,000	133,000,000
		0.25%		01/09/15	48,000,000	48,000,000
		0.25%		01/26/15	36,000,000	36,000,000
		0.25%		02/17/15	160,000,000	160,000,000

						493,000,000

Total Fixed-Rate Obligations
(Cost $14,348,247,400)						14,348,247,400

6

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Variable-Rate Obligations 16.4% of net assets

Asset Backed Commercial Paper 0.1%
Old Line Funding, LLC	a,b,c	0.22%	10/06/14	12/05/14	35,000,000	35,000,000

Financial Company Commercial Paper 1.3%
Commonwealth Bank of Australia		0.22%	10/29/14	11/24/14	149,000,000	149,000,000
	c	0.22%	10/09/14	01/09/15	47,000,000	47,000,000

Westpac Banking Corp	c	0.22%	10/20/14	02/19/15	30,000,000	30,000,000
	c	0.23%	10/27/14	07/27/15	75,000,000	75,000,000

						301,000,000

Other Commercial Paper 0.4%
Toyota Motor Credit Corp		0.20%	10/27/14	11/19/14	96,000,000	96,000,000

Certificate of Deposit 8.6%
Abbey National Treasury Services PLC	a	0.31%	10/06/14	11/04/14	70,000,000	70,000,000

Bank of Nova Scotia		0.22%	10/27/14	11/25/14	35,000,000	35,000,000
		0.22%	10/28/14	04/28/15	65,000,000	65,000,000
		0.22%	10/09/14	06/09/15	73,000,000	73,000,000

Commonwealth Bank of Australia		0.22%	10/23/14	01/23/15	100,000,000	100,000,000
		0.23%	10/27/14	02/25/15	107,000,000	107,000,000
		0.24%	10/06/14	03/04/15	50,000,000	50,000,000

Rabobank Nederland		0.23%	10/07/14	05/07/15	36,000,000	36,000,000

Royal Bank of Canada		0.24%	10/06/14	03/04/15	125,000,000	125,000,000
		0.25%	10/06/14	09/04/15	25,000,000	25,000,000

State Street Bank & Trust Company, NA		0.22%	10/14/14	04/13/15	175,000,000	175,000,000

Toronto-Dominion Bank		0.22%	10/16/14	06/16/15	134,000,000	134,000,000
		0.22%	10/17/14	06/17/15	50,000,000	50,000,000
		0.22%	10/21/14	07/21/15	3,000,000	3,000,000

Wells Fargo Bank, NA		0.22%	10/09/14	01/09/15	140,000,000	140,000,000
		0.23%	10/02/14	05/01/15	21,000,000	21,000,000
		0.23%	10/20/14	05/20/15	200,000,000	200,000,000
		0.23%	10/10/14	06/10/15	105,000,000	105,000,000
		0.25%	10/08/14	08/10/15	100,000,000	100,000,000

Westpac Banking Corp		0.23%	10/01/14	10/29/14	102,000,000	102,000,000
		0.24%	10/06/14	05/05/15	195,000,000	195,000,000
		0.24%	10/20/14	08/19/15	60,000,000	60,000,000
		0.24%	10/27/14	08/25/15	23,000,000	23,000,000

						1,994,000,000

Treasury Debt 1.1%
United States Treasury Department		0.06%	10/01/14	01/31/16	160,000,000	159,974,447
		0.09%	10/01/14	07/31/16	95,000,000	95,000,000

						254,974,447

Variable Rate Demand Note 0.1%
Breckenridge Terrace, LLC
Housing Facilities Revenue Notes Series 1999B	a	0.21%		10/07/14	1,000,000	1,000,000

 7

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Eagle Cnty
Housing Facilities RB (The Tarnes at BC) Series 1999B	a	0.21%		10/07/14	2,410,000	2,410,000

GFRE Holdings, LLC
Taxable Notes Series 2009A	a	0.15%		10/07/14	2,355,000	2,355,000

Illinois Regional Transportation Auth
General Obligation Working Cash Notes Series 2014A1	a,c	0.10%		10/01/14	6,990,000	6,990,000

Tenderfoot Seasonal Housing, LLC
Taxable Housing Facilities Revenue Notes Series 2000B	a	0.21%		10/07/14	2,885,000	2,885,000

						15,640,000

Other Note 4.8%
Bank of America, NA		0.36%	10/06/14	03/05/15	63,000,000	63,000,000

Canadian Imperial Bank of Commerce		0.24%	10/10/14	06/05/15	182,000,000	182,000,000

JPMorgan Chase Bank, NA		0.41%	10/21/14	12/22/14	47,000,000	47,000,000
		0.38%	10/20/14	10/16/15	90,000,000	90,000,000
		0.35%	10/22/14	10/22/15	30,000,000	30,000,000

Royal Bank of Canada		0.32%	10/01/14	10/01/15	125,000,000	125,000,000
		0.32%	10/06/14	10/02/15	137,000,000	137,000,000
	c	0.28%	10/07/14	10/07/15	60,000,000	60,000,000

Wells Fargo Bank, NA		0.32%	12/15/14	10/15/15	55,000,000	55,000,000
		0.37%	12/22/14	10/22/15	225,000,000	225,000,000

Westpac Banking Corp	c	0.54%	10/28/14	07/28/15	100,000,000	100,000,000

Whistlejacket Capital, LLC	d,†	n/a	n/a	n/a	2,373,851	2,373,851

						1,116,373,851

Total Variable-Rate Obligations
(Cost $3,812,988,298)						3,812,988,298

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 21.9% of net assets

Government Agency Repurchase Agreements* 5.0%
Bank of Nova Scotia
Issued 09/30/14, repurchase date 10/01/14 (Collateralized by U.S. Government Agency Securities valued at $108,150,000, 2.50% - 4.50%, due 02/01/26 - 09/01/44)		0.00%		10/01/14	105,000,000	105,000,000

BNP Paribas Securities Corp
Issued 09/30/14, repurchase date 10/01/14 (Collateralized by U.S. Government Agency Securities valued at $337,840,000, 1.63% - 5.92%, due 01/01/15 - 08/20/64)		0.01%		10/01/14	328,000,091	328,000,000

Goldman Sachs & Co
Issued 09/24/14, repurchase date 10/01/14 (Collateralized by U.S. Government Agency Securities valued at $10,200,000, 3.50% - 6.00%, due 02/20/34 - 02/15/44)		0.04%		10/01/14	10,000,078	10,000,000
Issued 09/25/14, repurchase date 10/01/14 (Collateralized by U.S. Government Agency Securities valued at $226,440,000, 1.63% - 7.00%, due 08/01/17 - 08/01/47)		0.04%		10/01/14	222,001,480	222,000,000

8

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
Issued 09/26/14, repurchase date 10/03/14 (Collateralized by U.S. Government Agency Securities valued at $113,220,001, 3.00% - 4.00%, due 09/20/41 - 05/15/44)		0.04%		10/03/14	111,000,863	111,000,000

JP Morgan Securities, LLC
Issued 09/30/14, repurchase date 10/01/14 (Collateralized by U.S. Government Agency Securities valued at $221,353,971, 2.00% - 5.13%, due 05/15/16 - 05/15/43)		0.01%		10/01/14	215,000,060	215,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 09/30/14, repurchase date 10/01/14 (Collateralized by U.S. Government Agency Securities valued at $46,350,000, 3.50%, due 04/15/44)		0.00%		10/01/14	45,000,000	45,000,000
Issued 09/24/14, repurchase date 10/01/14 (Collateralized by U.S. Government Agency Securities valued at $41,200,000, 3.00%, due 09/25/39)		0.02%		10/01/14	40,000,156	40,000,000

Mizuho Securities USA, Inc
Issued 09/30/14, repurchase date 10/01/14 (Collateralized by U.S. Government Agency Securities valued at $59,455,820, 0.00% - 4.63%, due 03/05/15 - 02/15/44)		0.01%		10/01/14	58,000,016	58,000,000

Morgan Stanley & Co. LLC
Issued 09/30/14, repurchase date 10/01/14 (Collateralized by U.S. Government Agency Securities valued at $25,500,000, 1.94% - 8.00%, due 02/01/17 - 05/01/44)		0.00%		10/01/14	25,000,000	25,000,000

						1,159,000,000

Treasury Repurchase Agreements 12.9%
Barclays Capital, Inc
Issued 09/30/14, repurchase date 10/01/14 (Collateralized by U.S. Treasury Securities valued at $1,579,782, 3.13%, due 05/15/19)		0.00%		10/01/14	1,548,708	1,548,708

Federal Reserve Bank of New York
Issued 09/30/14, repurchase date 10/01/14 (Collateralized by U.S. Treasury Securities valued at $2,983,000,001, 3.75%, due 11/15/18)		0.00%		10/01/14	2,983,000,000	2,983,000,000

						2,984,548,708

Other Repurchase Agreements** 4.0%
BNP Paribas Prime Brokerage, Inc
Issued 09/24/14, repurchase date 10/01/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $5,250,257)	a	0.23%		10/01/14	5,000,224	5,000,000
Issued 09/25/14, repurchase date 10/01/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $23,100,913)	a	0.23%		10/01/14	22,000,843	22,000,000
Issued 09/30/14, repurchase date 10/07/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $16,800,696)	a	0.21%		10/07/14	16,000,653	16,000,000

BNP Paribas Securities Corp
Issued 09/03/14, repurchase date 12/02/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $48,145,528, 0.35% - 8.75%, due 09/30/15 - 02/25/47)		0.26%		10/07/14	44,010,804	44,000,000

 9

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
Issued 09/24/14, repurchase date 11/19/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $17,250,001, 0.35% - 9.75%, due 05/15/20 - 09/25/47)		0.41%		10/07/14	15,002,221	15,000,000

Credit Suisse Securities (USA), LLC
Issued 07/08/14, repurchase date 10/21/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $47,150,573, 5.39% - 5.75%, due 08/25/35 - 12/11/49)	d	0.65%		10/21/14	41,077,729	41,000,000
Issued 07/16/14, repurchase date 10/28/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $56,353,640, 0.35% - 6.00%, due 07/25/35 - 05/25/47)	d	0.65%		10/28/14	49,092,011	49,000,000
Issued 08/01/14, repurchase date 11/13/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $125,350,226, 1.05% - 6.46%, due 10/20/27 - 06/12/46)	d	0.65%		11/13/14	109,204,678	109,000,000
Issued 09/04/14, repurchase date 12/18/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $161,001,690, 0.29% - 9.16%, due 04/25/18 - 10/15/48)	d	0.65%		12/18/14	140,265,417	140,000,000

JP Morgan Securities, LLC
Issued 09/02/14, repurchase date 03/02/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $115,054,562, 1.02% - 8.88%, due 11/15/18 - 12/17/54)	d	0.61%		12/29/14	100,199,944	100,000,000
Issued 09/16/14, repurchase date 03/16/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $167,939,830, 0.46% - 7.50%, due 04/24/19 - 06/13/50)	d	0.61%		12/29/14	146,257,284	146,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 09/12/14, repurchase date 12/11/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $281,750,000, 0.28% - 14.00%, due 05/31/15 - 12/29/99)	d	0.55%		11/04/14	245,198,382	245,000,000

						932,000,000

Total Repurchase Agreements
(Cost $5,075,548,708)						5,075,548,708

End of Investments.

At 09/30/14, the tax basis cost of the fund’s investments was $23,236,784,406.

a	Credit-enhanced or liquidity-enhanced.
b	Asset-backed security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,404,665,105 or 10.3% of net assets.
d	Illiquid security. At the period end, the value of these amounted to $832,373,851 or 3.6% of net assets.
†	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (April 29, 2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
*	Usually collateralized via U.S. Government Agency Securities or less frequently by U.S. Treasury Securities.
**	Usually collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
ETF —	Exchange traded fund
RB —	Revenue bond

10

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

 11

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2014, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2014.

REG47712SEP14

12

The Charles Schwab Family of Funds
Schwab Money Market Fund™

Portfolio Holdings as of September 30, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

62.7%	Fixed-Rate Obligations	9,314,859,797	9,314,859,797
18.5%	Variable-Rate Obligations	2,746,858,588	2,746,858,588
18.8%	Repurchase Agreements	2,795,404,110	2,795,404,110

100.0%	Total Investments	14,857,122,495	14,857,122,495
0.0%	Other Assets and Liabilities, Net		4,341,947

100.0%	Net Assets		14,861,464,442

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 62.7% of net assets

Asset Backed Commercial Paper 8.7%
Alpine Securitization Corp	a,b,c	0.26%		10/06/14	1,000,000	999,964

Bennington Stark Capital Co, LLC	a,b,c	0.32%		12/11/14	20,000,000	19,987,378

CAFCO, LLC	a,b,c	0.19%		11/03/14	40,000,000	39,993,033
	a,b,c	0.25%		02/11/15	22,000,000	21,979,681
	a,b,c	0.25%		02/13/15	22,000,000	21,979,375
	a,b,c	0.25%		02/19/15	34,000,000	33,966,708
	a,b,c	0.25%		03/09/15	93,000,000	92,897,312

Cancara Asset Securitisation, LLC	a,b,c	0.25%		10/06/14	42,000,000	41,998,542
	a,b,c	0.19%		10/23/14	4,000,000	3,999,536
	a,b,c	0.26%		11/13/14	4,000,000	3,998,758
	a,b,c	0.25%		01/16/15	39,000,000	38,971,021
	a,b,c	0.26%		03/02/15	3,000,000	2,996,707

Charta, LLC	a,b,c	0.25%		01/08/15	50,000,000	49,965,625
	a,b,c	0.25%		02/12/15	11,000,000	10,989,764
	a,b,c	0.25%		02/25/15	7,000,000	6,992,854

Ciesco, LLC	a,b,c	0.25%		01/08/15	21,000,000	20,985,562
	a,b,c	0.25%		01/15/15	39,000,000	38,971,292

Collateralized Commercial Paper Co, LLC	a,b	0.25%		10/07/14	18,000,000	17,999,250
	a,b	0.27%		10/28/14	9,000,000	8,998,177
	a,b	0.28%		03/02/15	50,000,000	49,940,889

Collateralized Commercial Paper II Co, LLC	b,c	0.40%		06/15/15	57,000,000	56,837,233

CRC Funding, LLC	a,b,c	0.23%		11/03/14	4,000,000	3,999,157
	a,b,c	0.25%		01/15/15	44,000,000	43,967,611
	a,b,c	0.25%		02/04/15	33,000,000	32,971,125
	a,b,c	0.25%		02/19/15	15,000,000	14,985,312

 1

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
	a,b,c	0.25%		03/05/15	19,000,000	18,979,549
	a,b,c	0.25%		03/25/15	14,000,000	13,982,986

Crown Point Capital Co, LLC	a,b,c	0.23%		10/07/14	38,000,000	37,998,543
	a,b,c	0.23%		11/07/14	20,000,000	19,995,272

Gemini Securitization Corp, LLC	a,b,c	0.18%		10/07/14	10,000,000	9,999,700
	a,b,c	0.34%		12/01/14	19,000,000	18,989,054

Govco, LLC	a,b,c	0.20%		10/15/14	145,000,000	144,988,722
	a,b,c	0.20%		11/03/14	59,000,000	58,989,184

Old Line Funding, LLC	a,b,c	0.23%		12/15/14	14,260,000	14,253,167

Ridgefield Funding Co, LLC	a,b,c	0.26%		11/20/14	60,000,000	59,978,333

Sheffield Receivables Corp	a,b,c	0.25%		01/23/15	10,000,000	9,992,083
	a,b,c	0.25%		02/04/15	14,000,000	13,987,750
	a,b,c	0.25%		02/19/15	8,000,000	7,992,167
	a,b,c	0.25%		03/05/15	6,000,000	5,993,542
	a,b,c	0.25%		03/10/15	35,000,000	34,961,111
	a,b,c	0.25%		03/11/15	25,000,000	24,972,049
	a,b,c	0.25%		03/12/15	20,000,000	19,977,500
	a,b,c	0.25%		03/13/15	20,000,000	19,977,361
	a,b,c	0.25%		03/16/15	7,000,000	6,991,931
	a,b,c	0.26%		03/16/15	32,000,000	31,961,636

Thunder Bay Funding, LLC	a,b,c	0.22%		10/06/14	8,000,000	7,999,755
	a,b,c	0.22%		10/21/14	14,100,000	14,098,277
	a,b,c	0.22%		01/20/15	14,000,000	13,990,503
	a,b,c	0.23%		03/20/15	5,041,000	5,035,525

						1,297,457,566

Financial Company Commercial Paper 7.4%
Barclays US Funding Corp	a	0.29%		12/03/14	56,000,000	55,971,580
	a	0.30%		02/20/15	14,000,000	13,983,433
	a	0.30%		03/27/15	20,000,000	19,970,500
	a	0.30%		04/01/15	2,000,000	1,996,967

BPCE SA	c	0.23%		11/03/14	61,000,000	60,987,139
	c	0.23%		12/19/14	29,000,000	28,985,363
	c	0.24%		01/05/15	54,000,000	53,965,440

Caisse des Depots et Consignations	c	0.20%		12/17/14	42,000,000	41,982,033

DNB Bank ASA		0.24%		04/08/15	83,000,000	82,895,420

General Electric Capital Corp		0.22%		02/12/15	28,000,000	27,977,071
		0.22%		04/14/15	32,000,000	31,961,867

ING (U.S.) Funding, LLC	a	0.30%		10/01/14	31,000,000	31,000,000
	a	0.31%		12/01/14	17,000,000	16,991,070

Lloyds Bank, PLC		0.19%		10/07/14	100,000,000	99,996,833

Nationwide Building Society		0.19%		10/10/14	3,000,000	2,999,857
		0.21%		12/01/14	20,000,000	19,993,053
		0.20%		12/16/14	46,000,000	45,980,578
		0.22%		12/29/14	28,000,000	27,984,771
		0.21%		01/05/15	43,000,000	42,975,920

Natixis US Finance Co, LLC	a	0.23%		10/31/14	17,500,000	17,496,646

2

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Oversea-Chinese Banking Corp, Ltd		0.25%		11/07/14	12,500,000	12,496,788

PNC Bank, NA		0.30%		11/06/14	25,000,000	25,000,000
		0.30%		12/12/14	54,000,000	54,000,000

Skandinaviska Enskilda Banken AB		0.27%		03/17/15	57,000,000	56,929,930

State Street Corp		0.21%		12/08/14	72,000,000	71,971,440

Swedbank AB		0.26%		10/21/14	40,000,000	39,994,333
		0.26%		10/28/14	33,000,000	32,993,689
		0.25%		03/25/15	2,000,000	1,997,569

United Overseas Bank, Ltd		0.25%		03/03/15	15,000,000	14,984,063
		0.25%		03/04/15	30,000,000	29,967,917

Wells Fargo & Co		0.21%		12/11/14	37,000,000	36,984,676

						1,103,415,946

Other Commercial Paper 1.3%
Automatic Data Processing, Inc	c	0.03%		10/01/14	50,000,000	50,000,000

General Electric Co		0.06%		10/06/14	26,000,000	25,999,783
		0.06%		10/08/14	75,000,000	74,999,125

Toyota Motor Credit Corp		0.24%		10/21/14	36,000,000	35,995,200

						186,994,108

Certificate of Deposit 35.2%
Abbey National Treasury Services PLC	a	0.05%		10/01/14	14,000,000	14,000,000
	a	0.07%		10/07/14	50,000,000	50,000,000

Bank of Montreal		0.05%		10/03/14	150,000,000	150,000,000
		0.04%		10/07/14	64,000,000	64,000,000
		0.20%		12/09/14	2,000,000	1,999,962
		0.20%		01/12/15	27,000,000	27,000,000
		0.23%		03/12/15	30,000,000	30,000,000

Bank of Nova Scotia		0.20%		01/15/15	4,000,000	4,000,000

Bank of the West		0.25%		11/12/14	71,000,000	71,000,000

Bank of Tokyo Mitsubishi UFJ, Ltd		0.08%		10/01/14	81,000,000	81,000,000
		0.25%		12/05/14	42,000,000	42,000,000
		0.25%		12/09/14	37,000,000	37,000,000
		0.25%		12/29/14	105,000,000	105,000,000
		0.25%		02/23/15	5,000,000	5,000,000
		0.30%		03/02/15	87,000,000	87,000,000
		0.25%		03/03/15	7,000,000	7,000,000
		0.30%		03/03/15	56,000,000	56,000,000
		0.30%		03/11/15	1,000,000	1,000,000
		0.30%		03/13/15	1,000,000	1,000,000
		0.29%		04/06/15	3,000,000	3,000,000
		0.30%		04/06/15	40,000,000	40,000,000

Barclays Bank PLC		0.43%		10/01/14	57,000,000	57,000,000
		0.30%		02/03/15	103,000,000	103,000,000
		0.30%		02/04/15	16,000,000	16,000,000
		0.30%		02/06/15	5,000,000	5,000,000

BNP Paribas		0.30%		10/02/14	37,000,000	37,000,000
		0.24%		11/04/14	36,000,000	36,000,000

 3

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.29%		11/04/14	5,000,000	5,000,000
		0.23%		11/07/14	9,000,000	9,000,000
		0.25%		12/03/14	42,000,000	42,000,000
		0.25%		12/10/14	80,000,000	80,000,000

Branch Banking & Trust Co		0.07%		10/01/14	100,000,000	100,000,000
		0.06%		10/06/14	10,000,000	10,000,000

Canadian Imperial Bank of Commerce		0.05%		10/01/14	228,000,000	228,000,000
		0.03%		10/07/14	40,000,000	40,000,000

Chase Bank USA, NA		0.38%		12/05/14	21,000,000	21,000,000
		0.38%		01/02/15	40,000,000	40,000,000
		0.25%		02/02/15	4,000,000	4,000,000

Citibank, NA		0.23%		11/03/14	53,000,000	53,000,000
		0.25%		02/09/15	13,000,000	13,000,000
		0.25%		02/12/15	10,000,000	10,000,000
		0.25%		02/25/15	29,000,000	29,000,000
		0.25%		03/26/15	89,000,000	89,000,000
		0.25%		03/27/15	4,000,000	4,000,000

Credit Agricole Corporate and Investment Bank		0.09%		10/06/14	35,000,000	35,000,000
		0.24%		10/07/14	12,000,000	12,000,000
		0.25%		11/03/14	9,000,000	9,000,000
		0.24%		11/24/14	24,000,000	24,000,000
		0.24%		12/29/14	59,000,000	59,000,000
		0.24%		01/02/15	1,000,000	1,000,000
		0.25%		01/09/15	8,000,000	8,000,000

Credit Agricole SA		0.24%		10/09/14	26,000,000	26,000,000
		0.24%		10/22/14	35,000,000	35,000,000

Credit Suisse AG		0.28%		10/06/14	2,000,000	2,000,000
		0.27%		10/07/14	93,000,000	93,000,000
		0.26%		10/30/14	14,000,000	14,000,000
		0.33%		03/09/15	7,000,000	7,000,000
		0.33%		03/13/15	15,000,000	15,000,000
		0.33%		03/16/15	18,000,000	18,000,000
		0.33%		03/26/15	106,000,000	106,000,000

Deutsche Bank AG		0.29%		10/15/14	75,000,000	75,000,000
		0.45%		11/21/14	97,000,000	97,000,000
		0.31%		12/01/14	102,000,000	102,000,000
		0.31%		12/05/14	70,000,000	70,000,000

HSBC Bank USA		0.21%		10/22/14	30,000,000	30,000,000
		0.21%		10/24/14	43,000,000	43,000,000

ING Bank NV		0.33%		10/01/14	51,000,000	51,000,000
		0.46%		10/28/14	80,000,000	80,000,000
		0.31%		11/03/14	35,000,000	35,000,000
		0.32%		11/17/14	4,000,000	4,000,000

JPMorgan Chase Bank, NA		0.38%		01/02/15	5,000,000	5,000,000
		0.32%		02/03/15	13,000,000	13,000,000

Lloyds Bank PLC		0.37%		10/28/14	46,000,000	46,000,000
		0.48%		03/17/15	11,000,000	11,000,000
		0.48%		03/18/15	45,000,000	45,000,000

Mitsubishi UFJ Trust & Banking Corp		0.25%		10/08/14	1,000,000	1,000,000
		0.25%		10/21/14	10,000,000	10,000,000
		0.25%		11/05/14	36,000,000	36,000,000

4

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.25%		01/09/15	4,000,000	4,000,000
		0.25%		01/13/15	32,000,000	32,000,000
		0.26%		02/03/15	67,000,000	67,000,000
		0.26%		02/06/15	17,000,000	17,000,000
		0.26%		02/23/15	24,000,000	24,000,000
		0.26%		02/24/15	13,000,000	13,000,000

Mizuho Bank, Ltd		0.25%		10/15/14	7,000,000	7,000,000
		0.25%		10/17/14	55,000,000	55,000,000
		0.25%		10/22/14	86,000,000	86,000,000
		0.20%		10/28/14	21,000,000	21,000,000
		0.25%		01/14/15	15,000,000	15,000,000
		0.25%		02/13/15	28,000,000	28,000,000
		0.25%		03/09/15	82,000,000	82,000,000

Natixis SA		0.23%		12/11/14	44,000,000	44,000,000

Nordea Bank Finland PLC		0.22%		03/23/15	144,000,000	143,996,544

Oversea-Chinese Banking Corp, Ltd		0.25%		10/10/14	50,000,000	50,000,000
		0.23%		01/20/15	37,000,000	36,998,860

Rabobank Nederland		0.23%		01/26/15	126,000,000	126,000,000

Skandinaviska Enskilda Banken AB		0.24%		12/12/14	3,000,000	3,000,000
		0.24%		12/16/14	70,000,000	70,000,000

Societe Generale		0.22%		10/31/14	9,000,000	9,000,000

State Street Bank & Trust Company, NA		0.22%		01/21/15	145,000,000	145,000,000

Sumitomo Mitsui Banking Corp		0.25%		10/10/14	18,000,000	18,000,000
		0.25%		10/14/14	1,000,000	1,000,000
		0.30%		10/14/14	31,000,000	31,000,000
		0.20%		11/04/14	6,000,000	6,000,000
		0.25%		11/14/14	23,000,000	23,000,000
		0.25%		12/01/14	14,000,000	14,000,000
		0.25%		01/27/15	54,000,000	54,000,000
		0.25%		02/06/15	32,000,000	32,000,000
		0.37%		02/06/15	80,000,000	80,000,000
		0.25%		02/13/15	27,000,000	27,000,000
		0.30%		03/02/15	29,000,000	29,000,000
		0.30%		03/03/15	9,000,000	9,000,000
		0.25%		03/09/15	30,000,000	30,000,000
		0.30%		03/09/15	47,000,000	47,000,000
		0.30%		03/12/15	4,000,000	4,000,000
		0.30%		06/09/15	28,000,000	28,000,000

Sumitomo Mitsui Trust Bank, Ltd		0.21%		10/06/14	13,000,000	13,000,000
		0.21%		10/21/14	35,000,000	35,000,000
		0.21%		12/03/14	34,000,000	34,000,000
		0.20%		12/29/14	32,000,000	32,000,000
		0.20%		01/05/15	6,000,000	6,000,000

Toronto-Dominion Bank		0.05%		10/03/14	55,000,000	55,000,000
		0.04%		10/06/14	65,000,000	65,000,000
		0.20%		01/12/15	38,000,000	38,000,000
		0.24%		01/22/15	55,000,000	55,000,000
		0.22%		01/23/15	57,000,000	57,000,000

UBS AG		0.23%		10/24/14	42,000,000	42,000,000
		0.25%		02/17/15	30,000,000	30,000,000
		0.25%		02/18/15	66,000,000	66,000,000
		0.25%		04/02/15	50,000,000	50,000,000

 5

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Wells Fargo Bank, NA		0.21%		12/03/14	11,000,000	11,000,000

						5,226,995,366

Government Agency Debt 0.5%
Federal Home Loan Bank		0.06%		10/24/14	78,000,000	77,996,811

Other Instrument 7.1%
Australia & New Zealand Banking Group, Ltd		0.10%		10/01/14	100,000,000	100,000,000
		0.10%		10/03/14	150,000,000	150,000,000

Bank of Montreal		0.04%		10/01/14	10,000,000	10,000,000

National Australia Bank, Ltd		0.03%		10/01/14	49,000,000	49,000,000

National Bank of Canada		0.04%		10/01/14	146,000,000	146,000,000

Royal Bank of Canada		0.01%		10/01/14	40,000,000	40,000,000

Skandinaviska Enskilda Banken AB		0.06%		10/01/14	100,000,000	100,000,000
		0.05%		10/03/14	25,000,000	25,000,000

Svenska Handelsbanken AB		0.01%		10/01/14	295,000,000	295,000,000

Swedbank AB		0.05%		10/01/14	145,000,000	145,000,000

						1,060,000,000

Other Note 2.5%
Bank of America, NA		0.26%		10/02/14	24,000,000	24,000,000
		0.26%		10/06/14	90,000,000	90,000,000
		0.25%		10/20/14	30,000,000	30,000,000
		0.24%		12/10/14	17,000,000	17,000,000
		0.25%		01/09/15	92,000,000	92,000,000
		0.25%		01/26/15	46,000,000	46,000,000
		0.25%		02/17/15	63,000,000	63,000,000

						362,000,000

Total Fixed-Rate Obligations
(Cost $9,314,859,797)						9,314,859,797

Variable-Rate Obligations 18.5% of net assets

Asset Backed Commercial Paper 0.3%
Old Line Funding, LLC	a,b,c	0.22%	10/06/14	12/05/14	50,000,000	50,000,000

Financial Company Commercial Paper 2.8%
Commonwealth Bank of Australia		0.22%	10/29/14	11/24/14	115,000,000	115,000,000
	c	0.23%	10/03/14	11/26/14	32,000,000	32,000,000

Westpac Banking Corp	c	0.24%	10/01/14	01/12/15	95,000,000	95,000,000
	c	0.22%	10/20/14	02/19/15	40,000,000	40,000,000
	c	0.23%	10/14/14	06/12/15	46,000,000	46,000,000
	c	0.23%	10/27/14	07/27/15	90,000,000	90,000,000

						418,000,000

Other Commercial Paper 0.2%
Toyota Motor Credit Corp		0.20%	10/27/14	11/19/14	24,000,000	24,000,000

6

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Certificate of Deposit 9.9%
Abbey National Treasury Services PLC	a	0.31%	10/06/14	11/04/14	75,000,000	75,000,000

Bank of Nova Scotia		0.22%	10/27/14	05/26/15	119,000,000	119,000,000

Commonwealth Bank of Australia		0.23%	10/27/14	02/25/15	30,000,000	30,000,000
		0.24%	10/06/14	03/04/15	20,000,000	20,000,000
		0.23%	10/20/14	06/19/15	18,000,000	18,000,000
		0.23%	10/09/14	10/09/15	104,000,000	104,000,000

Rabobank Nederland		0.22%	10/20/14	04/20/15	145,000,000	145,000,000
		0.23%	10/07/14	05/07/15	118,000,000	118,000,000

Royal Bank of Canada		0.25%		10/17/14	18,000,000	18,000,000
		0.24%	10/06/14	03/04/15	50,000,000	50,000,000
		0.25%	10/06/14	09/04/15	39,000,000	39,000,000

Toronto-Dominion Bank		0.22%	10/17/14	06/17/15	50,000,000	50,000,000
		0.22%	10/21/14	07/21/15	92,000,000	92,000,000

Wells Fargo Bank, NA		0.22%	10/20/14	11/18/14	89,000,000	89,000,000
		0.22%	10/10/14	01/09/15	100,000,000	100,000,000
		0.22%	10/14/14	01/14/15	91,000,000	91,000,000
		0.23%	10/07/14	04/07/15	107,000,000	107,000,000
		0.23%	10/02/14	05/01/15	38,000,000	38,000,000

Westpac Banking Corp		0.22%	10/27/14	03/27/15	40,000,000	40,000,000
		0.24%	10/06/14	05/05/15	50,000,000	50,000,000
		0.23%	10/14/14	05/11/15	20,000,000	20,000,000
		0.24%	10/20/14	08/19/15	40,000,000	40,000,000
		0.24%	10/27/14	08/25/15	8,000,000	8,000,000
		0.25%	10/23/14	10/23/15	15,000,000	15,000,000

						1,476,000,000

Treasury Debt 1.1%
United States Treasury Department		0.06%	10/01/14	01/31/16	103,000,000	102,983,188
		0.09%	10/01/14	07/31/16	63,000,000	63,000,000

						165,983,188

Variable Rate Demand Note 0.4%
ABAG Finance Auth
Taxable RB (Public Policy Institute of California) Series 2001	a	0.20%		10/07/14	17,550,000	17,550,000

GFRE Holdings, LLC
Taxable Notes Series 2009A	a	0.15%		10/07/14	1,575,000	1,575,000

Illinois Regional Transportation Auth
General Obligation Working Cash Notes Series 2014A1	a,c	0.10%		10/01/14	4,660,000	4,660,000

New Jersey Economic Development Auth
Lease Refunding RB (Camden Center Urban Renewal) Series 2002A	a	0.25%		10/07/14	12,765,000	12,765,000
Lease Refunding RB (Camden Center Urban Renewal) Series 2002B	a	0.25%		10/07/14	20,000,000	20,000,000

						56,550,000

Other Note 3.8%
Bank of America, NA		0.36%	10/06/14	03/05/15	40,000,000	40,000,000

JPMorgan Chase Bank, NA		0.41%	10/21/14	12/22/14	129,000,000	129,000,000

 7

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.35%	10/22/14	10/22/15	25,000,000	25,000,000

Royal Bank of Canada		0.32%	10/01/14	10/01/15	50,000,000	50,000,000
		0.32%	10/06/14	10/02/15	100,000,000	100,000,000
	c	0.28%	10/07/14	10/07/15	75,000,000	75,000,000

Wells Fargo Bank, NA		0.32%	12/15/14	10/15/15	135,000,000	135,000,000

Whistlejacket Capital, LLC	d,†	n/a	n/a	n/a	2,325,400	2,325,400

						556,325,400

Total Variable-Rate Obligations
(Cost $2,746,858,588)						2,746,858,588

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 18.8% of net assets

Government Agency Repurchase Agreements* 2.2%
BNP Paribas Securities Corp
Issued 09/30/14, repurchase date 10/01/14 (Collateralized by U.S. Government Agency Securities valued at $47,380,000, 1.60% - 6.00%, due 09/01/18 - 06/01/44)		0.01%		10/01/14	46,000,013	46,000,000

Goldman Sachs & Co
Issued 09/24/14, repurchase date 10/01/14 (Collateralized by U.S. Government Agency Securities valued at $32,640,001, 3.50% - 5.50%, due 05/20/34 - 04/15/43)		0.04%		10/01/14	32,000,249	32,000,000
Issued 09/25/14, repurchase date 10/01/14 (Collateralized by U.S. Government Agency Securities valued at $40,800,000, 3.50% - 7.00%, due 11/15/37 - 06/15/44)		0.04%		10/01/14	40,000,267	40,000,000
Issued 09/26/14, repurchase date 10/03/14 (Collateralized by U.S. Government Agency Securities valued at $123,420,000, 4.00% - 4.50%, due 10/20/43 - 04/20/44)		0.04%		10/03/14	121,000,941	121,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 09/24/14, repurchase date 10/01/14 (Collateralized by U.S. Government Agency Securities valued at $94,760,001, 3.00% - 3.50%, due 04/25/42 - 12/15/43)		0.02%		10/01/14	92,000,358	92,000,000

						331,000,000

Treasury Repurchase Agreements 12.3%
Barclays Capital, Inc
Issued 09/30/14, repurchase date 10/01/14 (Collateralized by U.S. Treasury Securities valued at $1,432,239, 3.13%, due 05/15/19)		0.00%		10/01/14	1,404,110	1,404,110

Federal Reserve Bank of New York
Issued 09/30/14, repurchase date 10/01/14 (Collateralized by U.S. Treasury Securities valued at $1,827,000,042, 3.13%, due 05/15/19)		0.00%		10/01/14	1,827,000,000	1,827,000,000

						1,828,404,110

Other Repurchase Agreements** 4.3%
BNP Paribas Prime Brokerage, Inc
Issued 09/24/14, repurchase date 10/01/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $65,102,926)	a	0.23%		10/01/14	62,002,773	62,000,000

8

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
Issued 09/25/14, repurchase date 10/01/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $23,100,898)	a	0.23%		10/01/14	22,000,843	22,000,000
Issued 09/30/14, repurchase date 10/07/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,050,056)	a	0.21%		10/07/14	1,000,041	1,000,000

BNP Paribas Securities Corp
Issued 09/03/14, repurchase date 12/02/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $15,758,452, 1.05% - 8.75%, due 09/21/15 - 12/31/99)		0.26%		10/07/14	15,003,683	15,000,000
Issued 09/24/14, repurchase date 11/19/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $4,600,001, 0.29% - 9.75%, due 04/30/20 - 05/25/47)		0.41%		10/07/14	4,000,592	4,000,000

Credit Suisse Securities (USA), LLC
Issued 07/08/14, repurchase date 10/21/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $23,004,546, 5.44% - 5.64%, due 12/11/40 - 03/15/44)	d	0.65%		10/21/14	20,037,917	20,000,000
Issued 07/14/14, repurchase date 10/27/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $62,100,792, 0.27% - 0.46%, due 10/25/36 - 09/25/37)	d	0.65%		10/27/14	54,102,375	54,000,000
Issued 07/15/14, repurchase date 10/28/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $44,853,317, 2.19% - 6.38%, due 10/25/31 - 02/15/51)	d	0.65%		10/28/14	39,073,938	39,000,000
Issued 08/01/14, repurchase date 11/13/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,153,244, 5.54%, due 09/15/39)	d	0.65%		11/13/14	1,001,878	1,000,000
Issued 09/04/14, repurchase date 12/18/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $34,500,332, 0.42% - 6.36%, due 04/15/36 - 06/13/50)	d	0.65%		12/18/14	30,056,875	30,000,000

JP Morgan Securities, LLC
Issued 09/02/14, repurchase date 03/02/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $143,818,202, 2.95% - 8.88%, due 02/01/16 - 12/10/49)	d	0.61%		12/29/14	125,249,931	125,000,000
Issued 09/16/14, repurchase date 03/16/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $124,229,464, 2.95% - 8.88%, due 12/15/15 - 05/15/47)	d	0.61%		12/29/14	108,190,320	108,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 09/12/14, repurchase date 12/11/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $178,250,001, 0.28% - 14.00%, due 01/15/15 - 09/25/57)	d	0.55%		11/04/14	155,125,507	155,000,000

						636,000,000

Total Repurchase Agreements
(Cost $2,795,404,110)						2,795,404,110

End of Investments.

 9

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

At 09/30/14, the tax basis cost of the fund’s investments was $14,857,122,495.

a	Credit-enhanced or liquidity-enhanced.
b	Asset-backed security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,889,099,225 or 12.7% of net assets.
d	Illiquid security. At the period end, the value of these amounted to $534,325,400 or 3.6% of net assets.
†	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (April 29, 2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
*	Usually collateralized via U.S. Government Agency Securities or less frequently by U.S. Treasury Securities.
**	Usually collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
ETF —	Exchange traded fund
RB —	Revenue bond

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money

10

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2014, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2014.

REG47697SEP14

 11

The Charles Schwab Family of Funds
Schwab Government Money Fund™

Portfolio Holdings as of September 30, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

56.7%	Fixed-Rate Obligations	13,702,578,899	13,702,578,899
18.2%	Variable-Rate Obligations	4,384,136,852	4,384,136,852
25.1%	Repurchase Agreements	6,073,831,106	6,073,831,106

100.0%	Total Investments	24,160,546,857	24,160,546,857
0.0%	Other Assets and Liabilities, Net		4,752,743

100.0%	Net Assets		24,165,299,600

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 56.7% of net assets

Government Agency Debt 54.2%
Fannie Mae		0.07%		10/02/14	100,000,000	99,999,819
		0.07%		10/14/14	100,000,000	99,997,653
		0.63%		10/30/14	95,625,000	95,663,514
		2.63%		11/20/14	118,081,000	118,484,004
		0.08%		11/26/14	65,000,000	64,991,911
		0.09%		01/02/15	275,000,000	274,936,062
		0.09%		01/05/15	298,700,000	298,631,295
		0.09%		01/12/15	150,000,000	149,963,521
		0.09%		01/20/15	400,000,000	399,895,167
		0.10%		01/20/15	167,600,000	167,550,635
		0.10%		02/04/15	55,000,000	54,981,712
		0.10%		02/17/15	3,565,000	3,563,624
		0.11%		02/17/15	9,800,000	9,796,027
		0.09%		02/18/15	67,300,000	67,276,445
		0.11%		03/02/15	128,300,000	128,242,065
		0.10%		03/16/15	17,700,000	17,691,838
		0.50%		05/27/15	59,850,000	59,988,169

Federal Home Loan Bank		0.07%		10/01/14	100,000,000	100,000,000
		0.08%		10/01/14	65,000,000	65,000,000
		0.16%		10/02/14	100,000,000	99,999,953
		0.07%		10/03/14	42,085,000	42,084,837
		0.08%		10/03/14	325,800,000	325,798,608
		0.07%		10/08/14	293,950,000	293,945,999
		0.08%		10/08/14	83,600,000	83,598,748
		0.15%		10/09/14	100,000,000	99,999,909
		0.08%		10/10/14	26,000,000	25,999,499
		0.15%		10/10/14	108,000,000	108,000,224
		0.07%		10/17/14	38,000,000	37,998,818
		0.09%		10/17/14	19,000,000	18,999,240
		0.23%		10/17/14	246,710,000	246,724,206
		0.08%		10/22/14	2,000,000	1,999,907
		0.01%		10/24/14	75,000,000	74,999,521

 1

 Schwab Government Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.07%		10/24/14	26,000,000	25,998,837
		0.08%		10/24/14	98,300,000	98,299,897
		0.08%		10/24/14	60,852,000	60,848,890
		0.01%		10/27/14	15,300,000	15,299,890
		0.17%		10/28/14	85,025,000	85,025,198
		0.08%		10/29/14	41,900,000	41,897,393
		0.08%		10/30/14	369,750,000	369,747,229
		0.08%		10/31/14	32,000,000	31,997,867
		0.22%		11/03/14	138,300,000	138,317,059
		0.13%		11/04/14	25,000,000	24,998,917
		0.08%		11/05/14	13,200,000	13,198,973
		0.07%		11/07/14	4,195,000	4,194,698
		0.08%		11/12/14	78,175,000	78,167,430
		0.08%		11/14/14	193,100,000	193,081,119
		0.06%		11/19/14	15,200,000	15,198,759
		0.07%		11/26/14	187,000,000	186,979,347
		0.09%		11/26/14	72,500,000	72,489,850
		0.07%		11/28/14	255,388,000	255,358,053
		0.09%		12/03/14	109,750,000	109,733,454
		0.07%		12/05/14	494,000,000	493,936,301
		0.08%		12/05/14	170,000,000	169,996,539
		0.09%		12/05/14	135,650,000	135,629,085
		0.09%		12/10/14	194,655,000	194,621,314
		0.19%		12/11/14	135,800,000	135,839,529
		0.09%		12/17/14	11,800,000	11,797,703
		0.09%		12/24/14	35,000,000	34,992,650
		0.03%		12/26/14	319,318,000	319,292,827
		0.10%		12/26/14	19,300,000	19,295,620
		0.09%		01/05/15	50,000,000	49,988,000
		0.18%		01/09/15	20,700,000	20,700,427
		0.17%		01/15/15	100,000,000	99,994,931
		0.09%		01/16/15	75,000,000	74,979,937
		0.10%		01/16/15	162,000,000	161,954,257
		0.11%		01/16/15	100,000,000	99,996,420
		0.10%		01/28/15	7,653,000	7,650,470
		0.10%		02/04/15	72,300,000	72,274,695
		0.10%		02/06/15	155,000,000	154,944,889
		0.11%		02/17/15	20,250,000	20,241,790
		0.25%		02/20/15	109,450,000	109,488,664
		0.10%		02/25/15	14,400,000	14,394,120
		0.10%		03/06/15	8,570,000	8,566,286
		0.10%		03/11/15	400,000,000	400,026,620
		0.13%		03/20/15	103,200,000	103,182,302
		0.11%		03/25/15	65,000,000	64,965,243
		0.13%		06/03/15	26,870,000	26,865,111
		0.13%		07/02/15	99,370,000	99,338,549
		0.13%		07/10/15	100,000,000	99,964,040
		0.22%		07/17/15	100,000,000	100,000,000
		0.23%		08/03/15	50,000,000	50,000,000
		0.25%		08/27/15	75,000,000	75,000,000
		0.19%		09/01/15	25,000,000	24,996,985
		0.20%		09/16/15	150,000,000	149,981,615
		0.25%		10/02/15	100,000,000	100,000,000
		0.27%		10/09/15	50,000,000	50,000,000

Freddie Mac		0.06%		10/17/14	150,000,000	149,996,000
		0.15%		10/20/14	40,000,000	39,996,833
		0.10%		10/28/14	30,000,000	29,997,750
		0.08%		11/12/14	218,565,000	218,544,601
		0.08%		11/13/14	100,000,000	99,990,444
		0.08%		11/14/14	200,000,000	199,981,667
		0.07%		11/17/14	19,177,000	19,175,298
		0.10%		11/18/14	200,000,000	199,973,333
		0.11%		11/18/14	90,000,000	89,986,800
		0.09%		11/19/14	10,600,000	10,598,702

2

 Schwab Government Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.11%		11/19/14	95,000,000	94,985,776
		0.11%		11/20/14	50,000,000	49,992,361
		0.06%		12/01/14	5,117,000	5,116,480
		0.32%		12/03/14	100,000,000	100,024,166
		0.02%		12/04/14	295,000,000	294,989,511
		0.35%		12/05/14	176,161,000	176,219,106
		0.63%		12/29/14	169,885,000	170,127,967
		0.09%		01/08/15	100,000,000	99,975,250
		0.08%		01/13/15	100,000,000	99,976,889
		0.10%		01/13/15	20,857,000	20,851,025
		0.09%		01/14/15	200,000,000	199,947,500
		0.10%		01/14/15	6,400,000	6,398,227
		0.09%		01/21/15	100,000,000	99,972,000
		0.09%		01/22/15	100,000,000	99,971,750
		0.10%		02/11/15	125,000,000	124,953,819
		0.31%		02/23/15	550,000,000	550,528,207
		0.10%		02/24/15	24,789,000	24,778,947
		0.09%		03/02/15	19,183,000	19,175,710
		0.11%		03/16/15	1,000,000	999,516
		0.11%		03/17/15	196,300,000	196,204,386
		0.11%		03/19/15	16,890,000	16,881,675
		0.12%		03/19/15	12,400,000	12,393,306
		0.10%		03/24/15	200,000,000	199,903,333
		0.11%		04/07/15	30,000,000	29,983,550
		0.14%		05/27/15	20,975,000	20,955,586

						13,086,080,180

Treasury Debt 2.5%
United States Treasury Department		2.13%		11/30/14	125,000,000	125,422,729
		0.25%		11/30/14	175,000,000	175,052,835
		0.00%		01/02/15	20,000,000	19,999,768
		0.25%		01/31/15	75,779,000	75,832,680
		0.25%		02/28/15	220,000,000	220,190,707

						616,498,719

Total Fixed-Rate Obligations
(Cost $13,702,578,899)						13,702,578,899

Variable-Rate Obligations 18.2% of net assets

Government Agency Debt 17.4%
Fannie Mae		0.37%	10/01/14	10/27/14	74,550,000	74,564,889
		0.12%	10/27/14	02/27/15	426,837,000	426,850,186
		0.13%	10/05/14	08/05/15	150,000,000	149,974,273
		0.14%	10/21/14	10/21/15	450,000,000	450,145,426

Farm Credit System		0.10%	10/24/14	11/24/14	125,000,000	125,003,057
		0.25%	10/01/14	01/20/15	20,850,000	20,859,627
		0.15%	10/07/14	08/27/15	50,000,000	49,995,473

Federal Home Loan Bank		0.09%	10/21/14	11/21/14	100,000,000	100,000,096
		0.09%	10/26/14	11/26/14	150,000,000	149,996,715
		0.11%	10/09/14	12/09/14	40,000,000	40,001,160
		0.10%	10/19/14	12/19/14	300,000,000	299,998,397
		0.10%	10/07/14	02/05/15	125,000,000	124,999,948
		0.11%	10/12/14	02/12/15	50,000,000	50,000,000
		0.11%	10/23/14	02/23/15	192,000,000	191,996,209
		0.11%	10/10/14	04/10/15	75,000,000	75,000,268
		0.12%	10/21/14	07/21/15	100,000,000	99,987,682
		0.12%	10/10/14	08/10/15	50,000,000	49,993,565
		0.11%	10/18/14	08/18/15	50,000,000	50,000,000
		0.13%	11/26/14	08/26/15	100,000,000	99,986,513

 3

 Schwab Government Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.12%	10/17/14	09/17/15	100,000,000	99,990,191
		0.13%	12/17/14	09/17/15	100,000,000	99,985,065
		0.12%	10/28/14	09/28/15	75,000,000	74,992,418
		0.15%	10/23/14	10/23/15	61,000,000	61,026,849
		0.11%	10/07/14	12/07/15	100,000,000	99,979,042
		0.16%	12/09/14	12/09/15	50,000,000	50,000,000
		0.15%	11/10/14	02/10/16	150,000,000	150,000,285
		0.11%	10/18/14	02/18/16	100,000,000	99,982,397

Freddie Mac		0.39%	10/01/14	10/07/14	150,000,000	150,007,251
		0.13%	10/16/14	10/16/15	528,750,000	528,844,478
		0.11%	10/18/14	02/18/16	150,000,000	149,979,107

						4,194,140,567

Treasury Debt 0.8%
United States Treasury Department		0.06%	10/01/14	01/31/16	95,000,000	94,996,285
		0.09%	10/01/14	07/31/16	95,000,000	95,000,000

						189,996,285

Total Variable-Rate Obligations
(Cost $4,384,136,852)						4,384,136,852

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 25.1% of net assets

Government Agency Repurchase Agreements* 6.6%
Barclays Capital, Inc
Issued 09/24/14, repurchase date 10/01/14 (Collateralized by U.S. Government Agency Securities valued at $315,000,001, 2.50% - 3.50%, due 10/25/25 - 01/15/54)		0.03%		10/01/14	300,001,750	300,000,000
Issued 09/26/14, repurchase date 10/03/14 (Collateralized by U.S. Government Agency Securities valued at $206,000,265, 0.00% - 5.38%, due 10/15/15 - 04/01/56)		0.04%		10/03/14	200,001,556	200,000,000

BNP Paribas Securities Corp
Issued 09/30/14, repurchase date 10/01/14 (Collateralized by U.S. Government Agency Securities valued at $350,202,112, 0.67% - 5.50%, due 09/01/23 - 09/01/46)		0.01%		10/01/14	340,000,094	340,000,000

Goldman Sachs & Co
Issued 09/24/14, repurchase date 10/01/14 (Collateralized by U.S. Government Agency Securities valued at $51,000,000, 3.50% - 5.50%, due 03/15/23 - 06/20/44)		0.04%		10/01/14	50,000,389	50,000,000
Issued 09/25/14, repurchase date 10/01/14 (Collateralized by U.S. Government Agency Securities valued at $161,160,000, 1.84% - 9.00%, due 01/01/17 - 01/01/49)		0.04%		10/01/14	158,001,053	158,000,000

JP Morgan Securities, LLC
Issued 09/30/14, repurchase date 10/01/14 (Collateralized by U.S. Government Agency Securities valued at $61,800,000, 2.75% - 3.50%, due 04/01/32 - 12/01/42)		0.01%		10/01/14	60,000,017	60,000,000
Issued 09/25/14, repurchase date 10/02/14 (Collateralized by U.S. Government Agency Securities valued at $154,501,074, 3.00% - 4.50%, due 07/01/26 - 05/15/43)		0.05%		10/02/14	150,001,458	150,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 09/24/14, repurchase date 10/01/14 (Collateralized by U.S. Government Agency Securities valued at $103,000,000, 3.00%, due 12/15/43 - 03/25/44)		0.02%		10/01/14	100,000,389	100,000,000

4

 Schwab Government Money Fund

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
Issued 09/30/14, repurchase date 10/01/14 (Collateralized by U.S. Government Agency Securities valued at $159,650,000, 3.00% - 3.50%, due 08/25/43 - 02/25/44)		0.00%		10/01/14	155,000,000	155,000,000

Mizuho Securities USA, Inc
Issued 09/30/14, repurchase date 10/01/14 (Collateralized by U.S. Government Agency Securities valued at $92,201,771, 0.00% - 7.50%, due 12/11/14 - 11/15/43)		0.01%		10/01/14	90,000,025	90,000,000

						1,603,000,000

Treasury Repurchase Agreements 18.5%
Barclays Capital, Inc
Issued 09/30/14, repurchase date 10/01/14 (Collateralized by U.S. Treasury Securities valued at $1,867,777, 3.13%, due 05/15/19)		0.00%		10/01/14	1,831,106	1,831,106

Federal Reserve Bank of New York
Issued 09/30/14, repurchase date 10/01/14 (Collateralized by U.S. Treasury Securities valued at $4,469,000,040, 2.00%, due 11/15/21)		0.00%		10/01/14	4,469,000,000	4,469,000,000

						4,470,831,106

Total Repurchase Agreements
(Cost $6,073,831,106)						6,073,831,106

End of Investments.

At 09/30/14, the tax basis cost of the fund’s investments was $24,160,546,857.

*	Usually collateralized via U.S. Government Agency Securities or less frequently by U.S. Treasury Securities.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable

 5

 Schwab Government Money Fund

Portfolio Holdings (Unaudited) continued

inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2014, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2014.

REG47701SEP14

6

The Charles Schwab Family of Funds
Schwab U.S. Treasury Money Fund™

Portfolio Holdings as of September 30, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

91.7%	Fixed-Rate Obligations	18,717,651,148	18,717,651,148
8.2%	Variable-Rate Obligations	1,660,810,108	1,660,810,108

99.9%	Total Investments	20,378,461,256	20,378,461,256
0.1%	Other Assets and Liabilities, Net		30,577,667

100.0%	Net Assets		20,409,038,923

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 91.7% of net assets

Treasury Debt 78.1%
United States Treasury Department		0.01%		10/02/14	122,553,000	122,552,983
		0.01%		10/09/14	3,750,000,000	3,749,992,600
		0.03%		10/09/14	600,000,000	599,995,906
		0.50%		10/15/14	270,000,000	270,045,978
		0.00%		10/23/14	350,000,000	350,000,000
		0.02%		10/23/14	110,000,000	109,998,992
		0.25%		10/31/14	635,000,000	635,096,828
		2.38%		10/31/14	764,000,000	765,439,799
		0.04%		11/13/14	165,000,000	164,992,905
		0.38%		11/15/14	794,025,000	794,322,972
		4.25%		11/15/14	94,000,000	94,471,894
		0.03%		11/28/14	1,350,000,000	1,349,943,168
		0.25%		11/30/14	637,489,000	637,716,484
		2.13%		11/30/14	1,442,000,000	1,446,940,137
		0.25%		12/15/14	426,000,000	426,183,760
		2.63%		12/31/14	410,000,000	412,563,610
		0.00%		01/02/15	105,000,000	104,998,779
		0.25%		01/15/15	327,000,000	327,208,327
		0.25%		01/31/15	641,000,000	641,434,383
		2.25%		01/31/15	290,000,000	292,137,933
		0.05%		02/05/15	1,050,000,000	1,049,811,088
		4.00%		02/15/15	150,000,000	152,171,410
		0.05%		02/19/15	200,000,000	199,958,483
		0.25%		02/28/15	601,000,000	601,410,867
		2.38%		02/28/15	34,000,000	34,323,748
		0.05%		03/05/15	150,000,000	149,967,708
		0.38%		03/15/15	165,000,000	165,231,861
		2.50%		04/30/15	100,000,000	101,359,524
		2.13%		05/31/15	160,000,000	162,146,938
		4.25%		08/15/15	30,000,000	31,079,642

						15,943,498,707

 1

 Schwab U.S. Treasury Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Government Agency Debt 13.6%
Fannie Mae		0.01%		10/14/14	3,400,000	3,399,988
		0.63%		10/30/14	50,000,000	50,019,126
		0.09%		01/12/15	50,000,000	49,987,840

Farm Credit System		0.11%		11/25/14	3,500,000	3,499,412

Federal Home Loan Bank		0.07%		10/03/14	5,604,000	5,603,978
		0.08%		10/03/14	50,000,000	49,999,792
		0.07%		10/08/14	10,100,000	10,099,863
		0.16%		10/10/14	78,840,000	78,839,957
		0.01%		10/24/14	118,000,000	117,999,246
		0.08%		10/24/14	10,858,000	10,857,445
		0.13%		11/04/14	60,000,000	59,997,401
		0.06%		11/05/14	325,890,000	325,870,356
		0.08%		11/12/14	70,000,000	69,993,222
		0.08%		11/14/14	200,000,000	199,980,444
		0.02%		11/19/14	13,850,000	13,849,623
		0.07%		11/21/14	36,600,000	36,596,370
		0.07%		11/26/14	100,000,000	99,988,956
		0.07%		11/28/14	14,612,000	14,610,305
		0.12%		11/28/14	38,650,000	38,642,528
		0.08%		12/05/14	75,000,000	74,998,473
		0.09%		12/05/14	25,000,000	24,996,163
		0.03%		12/19/14	235,000,000	234,984,529
		0.03%		12/24/14	622,000,000	621,950,655
		0.03%		12/26/14	50,000,000	49,996,058
		0.10%		01/28/15	10,776,000	10,772,438
		0.13%		06/16/15	55,750,000	55,737,383

Freddie Mac		0.15%		10/20/14	10,000,000	9,999,208
		0.08%		11/14/14	50,000,000	49,995,417
		0.07%		11/17/14	4,323,000	4,322,616
		0.17%		11/17/14	71,410,000	71,394,151
		0.06%		11/24/14	45,000,000	44,995,815
		0.32%		12/03/14	28,000,000	28,006,766
		0.02%		12/04/14	200,000,000	199,992,889
		0.09%		12/08/14	34,392,000	34,386,478
		0.08%		02/05/15	11,300,000	11,296,811
		0.14%		02/09/15	6,494,000	6,490,739

						2,774,152,441

Total Fixed-Rate Obligations
(Cost $18,717,651,148)						18,717,651,148

Variable-Rate Obligations 8.2% of net assets

Treasury Debt 8.2%
United States Treasury Department		0.06%	10/01/14	01/31/16	1,470,000,000	1,469,807,827
		0.08%	10/01/14	04/30/16	95,000,000	95,002,281
		0.09%	10/01/14	07/31/16	96,000,000	96,000,000

Total Variable-Rate Obligations
(Cost $1,660,810,108)						1,660,810,108

End of Investments.

At 09/30/14, the tax basis cost of the fund’s investments was $20,378,461,256.

2

 Schwab U.S. Treasury Money Fund

Portfolio Holdings (Unaudited) continued

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

 3

 Schwab U.S. Treasury Money Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2014, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2014.

REG47702SEP14

4

The Charles Schwab Family of Funds
Schwab Treasury Obligations Money Fund™

Portfolio Holdings as of September 30, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

68.9%	Fixed-Rate Obligations	769,464,104	769,464,104
9.4%	Variable-Rate Obligations	105,207,288	105,207,288
21.6%	Repurchase Agreements	240,520,321	240,520,321

99.9%	Total Investments	1,115,191,713	1,115,191,713
0.1%	Other Assets and Liabilities, Net		1,575,058

100.0%	Net Assets		1,116,766,771

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 68.9% of net assets

Treasury Debt 52.7%
United States Treasury Department		0.50%		10/15/14	30,000,000	30,005,153
		0.25%		10/31/14	15,000,000	15,002,310
		2.38%		10/31/14	45,000,000	45,083,866
		0.04%		11/13/14	70,000,000	69,996,990
		0.38%		11/15/14	43,531,000	43,547,953
		4.25%		11/15/14	6,000,000	6,030,121
		0.25%		11/30/14	55,000,000	55,019,940
		2.13%		11/30/14	96,000,000	96,326,324
		2.63%		12/31/14	35,000,000	35,218,625
		0.25%		01/15/15	16,290,000	16,300,585
		0.25%		01/31/15	75,000,000	75,052,220
		2.25%		01/31/15	10,000,000	10,073,722
		0.25%		02/28/15	25,000,000	25,017,119
		0.38%		03/15/15	35,000,000	35,049,183
		2.13%		05/31/15	10,000,000	10,134,184
		4.25%		08/15/15	20,000,000	20,719,761

						588,578,056

Government Agency Debt 16.2%
Fannie Mae		0.11%		11/17/14	1,200,000	1,199,828
		0.04%		01/12/15	2,310,000	2,309,769

Federal Home Loan Bank		0.07%		10/08/14	10,000,000	9,999,864
		0.23%		10/08/14	15,700,000	15,700,204
		0.01%		10/15/14	1,315,000	1,314,995
		0.01%		10/22/14	6,100,000	6,099,982
		0.01%		10/24/14	20,271,000	20,270,935
		0.08%		11/12/14	5,000,000	4,999,516
		0.07%		11/26/14	5,000,000	4,999,448
		0.07%		11/28/14	5,000,000	4,999,404
		0.08%		12/05/14	5,000,000	4,999,898
		0.19%		12/11/14	10,000,000	10,002,911

 1

 Schwab Treasury Obligations Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.03%		12/19/14	15,000,000	14,999,012
		0.03%		12/24/14	15,000,000	14,998,810
		0.03%		12/26/14	20,000,000	19,998,423
		0.13%		06/16/15	10,000,000	9,997,737

Freddie Mac		0.17%		11/17/14	4,000,000	3,999,112
		0.11%		11/19/14	5,000,000	4,999,251
		0.06%		11/24/14	5,000,000	4,999,535
		0.02%		12/04/14	5,000,000	4,999,822
		0.09%		12/08/14	15,000,000	14,997,592

						180,886,048

Total Fixed-Rate Obligations
(Cost $769,464,104)						769,464,104

Variable-Rate Obligations 9.4% of net assets

Treasury Debt 9.4%
United States Treasury Department		0.06%	10/01/14	01/31/16	90,000,000	89,986,168
		0.08%	10/01/14	04/30/16	5,000,000	5,000,120
		0.09%	10/01/14	07/31/16	10,221,000	10,221,000

Total Variable-Rate Obligations
(Cost $105,207,288)						105,207,288

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 21.6% of net assets

Treasury Repurchase Agreements 21.6%
Barclays Capital, Inc
Issued 09/25/14, repurchase date 10/02/14 (Collateralized by U.S. Treasury Securities valued at $153,000,017, 0.25% - 2.13%, due 08/31/15 - 11/30/20)		0.02%		10/02/14	150,000,583	150,000,000

BNP Paribas Securities Corp
Issued 09/30/14, repurchase date 10/01/14 (Collateralized by U.S. Treasury Securities valued at $92,330,788, 1.38% - 2.00%, due 01/15/26 - 02/15/44)		0.00%		10/01/14	90,520,321	90,520,321

Total Repurchase Agreements
(Cost $240,520,321)						240,520,321

End of Investments.

At 09/30/14, the tax basis cost of the fund’s investments was $1,115,191,713.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors,

2

 Schwab Treasury Obligations Money Fund

Portfolio Holdings (Unaudited) continued

including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2014, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2014.

REG74266SEP14

 3

The Charles Schwab Family of Funds
Schwab Value Advantage Money Fund®

Portfolio Holdings as of September 30, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

63.5%	Fixed-Rate Obligations	7,183,282,743	7,183,282,743
16.4%	Variable-Rate Obligations	1,854,496,158	1,854,496,158
20.0%	Repurchase Agreements	2,271,387,377	2,271,387,377

99.9%	Total Investments	11,309,166,278	11,309,166,278
0.1%	Other Assets and Liabilities, Net		7,058,139

100.0%	Net Assets		11,316,224,417

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 63.5% of net assets

Asset Backed Commercial Paper 7.7%
Bennington Stark Capital Co, LLC	a,b,c	0.32%		12/11/14	33,000,000	32,979,173

CAFCO, LLC	a,b,c	0.25%		02/11/15	18,000,000	17,983,375
	a,b,c	0.25%		03/09/15	11,000,000	10,987,854
	a,b,c	0.25%		03/17/15	31,000,000	30,964,049

Cancara Asset Securitisation, LLC	a,b,c	0.25%		02/12/15	17,000,000	16,984,181

Charta, LLC	a,b,c	0.25%		01/02/15	61,000,000	60,960,604
	a,b,c	0.25%		02/12/15	9,000,000	8,991,625

Ciesco, LLC	a,b,c	0.25%		12/15/14	24,000,000	23,987,500
	a,b,c	0.25%		01/08/15	79,000,000	78,945,687
	a,b,c	0.25%		01/15/15	11,000,000	10,991,903
	a,b,c	0.25%		02/10/15	15,000,000	14,986,250

Collateralized Commercial Paper Co, LLC	a,b	0.27%		10/28/14	78,000,000	77,984,205
	a,b	0.27%		10/30/14	45,000,000	44,990,213
	a,b	0.28%		03/02/15	45,000,000	44,946,800

Collateralized Commercial Paper II Co, LLC	b,c	0.40%		06/15/15	56,000,000	55,840,089

CRC Funding, LLC	a,b,c	0.23%		11/03/14	14,000,000	13,997,048
	a,b,c	0.25%		03/05/15	15,000,000	14,983,854
	a,b,c	0.25%		03/25/15	8,000,000	7,990,278

Crown Point Capital Co, LLC	a,b,c	0.23%		10/15/14	26,000,000	25,997,674
	a,b,c	0.23%		10/20/14	48,000,000	47,994,173

Gemini Securitization Corp, LLC	a,b,c	0.18%		10/07/14	10,000,000	9,999,700

Govco, LLC	a,b,c	0.18%		12/29/14	33,000,000	32,985,315

 1

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

MetLife Short Term Funding, LLC	a,b,c	0.10%		10/30/14	41,000,000	40,996,697

Old Line Funding, LLC	a,b,c	0.23%		12/15/14	11,000,000	10,994,729
	a,b,c	0.22%		01/29/15	8,000,000	7,994,133
	a,b,c	0.23%		03/17/15	20,000,000	19,978,654

Ridgefield Funding Co, LLC	a,b,c	0.26%		11/18/14	25,000,000	24,991,333
	a,b,c	0.26%		11/20/14	13,000,000	12,995,306
	a,b,c	0.26%		12/05/14	37,000,000	36,982,631

Sheffield Receivables Corp	a,b,c	0.25%		02/18/15	15,000,000	14,985,417
	a,b,c	0.25%		03/12/15	21,000,000	20,976,375

						877,366,825

Financial Company Commercial Paper 7.9%
Barclays US Funding Corp	a	0.30%		02/20/15	4,000,000	3,995,267
	a	0.30%		04/01/15	44,000,000	43,933,266

BPCE SA	c	0.23%		11/03/14	1,000,000	999,789
	c	0.23%		12/19/14	14,000,000	13,992,934
	c	0.24%		01/05/15	41,000,000	40,973,760

Caisse des Depots et Consignations	c	0.20%		12/17/14	51,000,000	50,978,183

DNB Bank ASA		0.24%		04/08/15	85,000,000	84,892,900

General Electric Capital Corp		0.22%		04/14/15	23,000,000	22,972,592

ING (U.S.) Funding, LLC	a	0.30%		10/01/14	75,000,000	75,000,000
	a	0.30%		12/01/14	10,000,000	9,994,917

Lloyds Bank, PLC		0.19%		10/07/14	42,000,000	41,998,670

Nationwide Building Society		0.21%		10/02/14	13,000,000	12,999,924
		0.19%		10/10/14	77,000,000	76,996,343
		0.21%		12/01/14	12,000,000	11,995,832
		0.21%		12/10/14	6,000,000	5,997,550

Natixis US Finance Co, LLC	a	0.23%		10/31/14	77,000,000	76,985,242

Oversea-Chinese Banking Corp, Ltd		0.25%		11/05/14	26,000,000	25,993,681

PNC Bank, NA		0.30%		11/06/14	47,000,000	47,000,000
		0.30%		12/12/14	20,000,000	20,000,000

Skandinaviska Enskilda Banken AB		0.26%		10/03/14	26,000,000	25,999,624
		0.25%		10/14/14	2,096,000	2,095,811
		0.25%		01/21/15	40,000,000	39,968,889
		0.27%		03/17/15	6,000,000	5,992,624

State Street Corp		0.21%		12/08/14	57,000,000	56,977,390

Swedbank AB		0.25%		10/20/14	22,000,000	21,997,097
		0.26%		10/21/14	37,000,000	36,994,758

United Overseas Bank, Ltd		0.25%		03/03/15	33,000,000	32,964,937

						890,691,980

Other Commercial Paper 1.1%
Automatic Data Processing, Inc	c	0.03%		10/01/14	42,000,000	42,000,000

General Electric Co		0.06%		10/06/14	20,000,000	19,999,833

2

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.06%		10/08/14	54,000,000	53,999,370

Sunshine State Government Financing Commission
CP Revenue Taxable Notes Series H	a	0.22%		01/08/15	7,230,000	7,230,000

						123,229,203

Certificate of Deposit 37.9%
Abbey National Treasury Services PLC	a	0.05%		10/01/14	5,000,000	5,000,000
	a	0.07%		10/07/14	35,000,000	35,000,000

Bank of Montreal		0.05%		10/03/14	47,000,000	47,000,000
		0.04%		10/07/14	50,000,000	50,000,000
		0.20%		12/09/14	19,000,000	18,999,635
		0.20%		01/12/15	25,000,000	25,000,000
		0.23%		03/12/15	20,000,000	20,000,000

Bank of Nova Scotia		0.20%		01/15/15	90,000,000	90,000,000

Bank of the West		0.26%		11/10/14	36,000,000	36,000,000
		0.25%		11/12/14	20,000,000	20,000,000

Bank of Tokyo Mitsubishi UFJ, Ltd		0.08%		10/01/14	62,000,000	62,000,000
		0.29%		10/08/14	18,000,000	18,000,000
		0.25%		11/24/14	18,000,000	18,000,000
		0.25%		12/01/14	40,000,000	40,000,000
		0.25%		02/23/15	55,000,000	55,000,000
		0.25%		03/03/15	86,000,000	86,000,000
		0.30%		03/03/15	59,000,000	59,000,000

Barclays Bank PLC		0.43%		10/01/14	56,000,000	56,000,000
		0.30%		02/03/15	60,000,000	60,000,000
		0.30%		02/04/15	24,000,000	24,000,000
		0.30%		02/06/15	4,000,000	4,000,000

BNP Paribas		0.30%		10/02/14	13,000,000	13,000,000
		0.25%		12/01/14	84,000,000	84,000,000
		0.25%		12/03/14	44,000,000	44,000,000
		0.25%		12/10/14	26,000,000	26,000,000

Branch Banking & Trust Co		0.06%		10/06/14	67,000,000	67,000,000

Canadian Imperial Bank of Commerce		0.04%		10/01/14	118,000,000	118,000,000
		0.05%		10/01/14	77,000,000	77,000,000
		0.03%		10/07/14	36,000,000	36,000,000

Chase Bank USA, NA		0.38%		12/05/14	87,000,000	87,000,000
		0.38%		01/02/15	13,000,000	13,000,000

Citibank, NA		0.20%		10/03/14	43,000,000	43,000,000
		0.23%		11/03/14	22,000,000	22,000,000
		0.25%		01/09/15	109,000,000	109,000,000
		0.25%		02/12/15	2,000,000	2,000,000
		0.25%		02/25/15	22,000,000	22,000,000
		0.25%		03/11/15	20,000,000	19,999,996
		0.25%		03/20/15	53,000,000	53,000,000
		0.25%		03/26/15	30,000,000	30,000,000

Credit Agricole Corporate and Investment Bank		0.25%		11/05/14	53,000,000	53,000,000
		0.24%		12/29/14	49,000,000	49,000,000

Credit Agricole SA		0.24%		10/07/14	42,000,000	42,000,000
		0.24%		10/09/14	25,000,000	25,000,000

 3

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Credit Suisse AG		0.27%		10/07/14	38,000,000	38,000,000
		0.33%		03/09/15	19,000,000	19,000,000
		0.33%		03/13/15	68,000,000	68,000,000
		0.33%		03/16/15	25,000,000	25,000,000
		0.33%		03/26/15	1,000,000	1,000,000

Deutsche Bank AG		0.29%		10/15/14	27,000,000	27,000,000
		0.45%		11/21/14	85,000,000	85,000,000
		0.31%		12/01/14	11,000,000	11,000,000
		0.31%		12/05/14	24,000,000	24,000,000

DNB Bank ASA		0.22%		01/05/15	30,000,000	30,000,000

HSBC Bank USA		0.21%		11/19/14	58,000,000	58,000,000

ING Bank NV		0.33%		10/01/14	30,000,000	30,000,000
		0.46%		10/28/14	68,000,000	68,000,000
		0.31%		11/03/14	28,000,000	28,000,000

JPMorgan Chase Bank, NA		0.38%		01/02/15	27,000,000	27,000,000
		0.32%		02/03/15	78,000,000	78,000,000

Lloyds Bank PLC		0.37%		10/28/14	123,000,000	123,000,000
		0.48%		03/17/15	25,000,000	25,000,000
		0.48%		03/18/15	22,000,000	22,000,000

Mitsubishi UFJ Trust & Banking Corp		0.25%		10/23/14	50,000,000	50,000,000
		0.25%		11/05/14	7,000,000	7,000,000
		0.25%		11/24/14	51,000,000	51,000,000
		0.25%		01/09/15	32,000,000	32,000,000
		0.25%		01/20/15	1,000,000	1,000,000
		0.26%		02/05/15	20,000,000	20,000,000
		0.26%		02/06/15	5,000,000	5,000,000
		0.26%		02/23/15	4,000,000	4,000,000
		0.26%		02/24/15	10,000,000	10,000,000

Mizuho Bank, Ltd		0.20%		10/24/14	22,000,000	22,000,000
		0.20%		10/28/14	34,000,000	34,000,000
		0.20%		12/15/14	18,000,000	18,000,000
		0.25%		02/13/15	103,000,000	103,000,000

Natixis SA		0.23%		12/10/14	36,000,000	36,000,000

Nordea Bank Finland PLC		0.22%		03/23/15	112,000,000	111,997,312

Oversea-Chinese Banking Corp, Ltd		0.25%		10/08/14	27,000,000	27,000,000

Rabobank Nederland		0.23%		01/26/15	59,000,000	59,000,000

Skandinaviska Enskilda Banken AB		0.24%		12/12/14	3,000,000	3,000,000
		0.24%		12/16/14	2,000,000	2,000,000
		0.24%		01/27/15	10,000,000	9,999,836

State Street Bank & Trust Company, NA		0.21%		12/09/14	87,000,000	87,000,000
		0.22%		01/21/15	30,000,000	30,000,000

Sumitomo Mitsui Banking Corp		0.29%		10/09/14	13,000,000	13,000,000
		0.30%		10/14/14	33,000,000	33,000,000
		0.30%		11/13/14	2,000,000	2,000,000
		0.25%		01/05/15	5,000,000	5,000,000
		0.25%		01/28/15	26,000,000	26,000,000
		0.25%		02/03/15	10,000,000	10,000,000
		0.37%		02/06/15	40,000,000	40,000,000
		0.37%		02/10/15	6,000,000	6,000,000

4

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.25%		02/13/15	43,000,000	43,000,000
		0.25%		03/06/15	65,000,000	65,000,000
		0.30%		03/09/15	34,000,000	34,000,000
		0.30%		03/12/15	27,000,000	27,000,000
		0.25%		03/13/15	3,000,000	3,000,000
		0.30%		06/09/15	23,000,000	23,000,000

Sumitomo Mitsui Trust Bank, Ltd		0.20%		10/01/14	77,000,000	77,000,000
		0.21%		10/06/14	6,000,000	6,000,000
		0.21%		12/03/14	3,000,000	3,000,000
		0.20%		01/05/15	26,000,000	26,000,000

Toronto-Dominion Bank		0.04%		10/06/14	80,000,000	80,000,000
		0.14%		10/06/14	56,000,000	56,000,000
		0.22%		01/23/15	213,000,000	213,000,000
		0.29%		06/16/15	14,000,000	14,000,000

UBS AG		0.25%		04/07/15	105,000,000	105,000,000

						4,283,996,779

Government Agency Debt 0.4%
Federal Home Loan Bank		0.06%		10/24/14	50,000,000	49,997,956

Other Instrument 6.4%
Australia & New Zealand Banking Group, Ltd		0.10%		10/01/14	23,000,000	23,000,000

Bank of Montreal		0.04%		10/01/14	70,000,000	70,000,000

National Australia Bank, Ltd		0.03%		10/01/14	40,000,000	40,000,000

National Bank of Canada		0.04%		10/01/14	112,000,000	112,000,000

Royal Bank of Canada		0.01%		10/01/14	35,000,000	35,000,000

Skandinaviska Enskilda Banken AB		0.06%		10/01/14	100,000,000	100,000,000
		0.05%		10/03/14	10,000,000	10,000,000

Svenska Handelsbanken AB		0.01%		10/01/14	220,000,000	220,000,000

Swedbank AB		0.05%		10/01/14	110,000,000	110,000,000

						720,000,000

Other Note 2.1%
Bank of America, NA		0.25%		10/20/14	44,000,000	44,000,000
		0.24%		12/08/14	15,000,000	15,000,000
		0.24%		12/10/14	13,000,000	13,000,000
		0.25%		01/26/15	57,000,000	57,000,000
		0.25%		02/02/15	20,000,000	20,000,000
		0.25%		02/17/15	89,000,000	89,000,000

						238,000,000

Total Fixed-Rate Obligations
(Cost $7,183,282,743)						7,183,282,743

Variable-Rate Obligations 16.4% of net assets

Asset Backed Commercial Paper 0.3%
Old Line Funding, LLC	a,b,c	0.22%	10/06/14	12/05/14	40,000,000	40,000,000

 5

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Financial Company Commercial Paper 1.8%
Commonwealth Bank of Australia	c	0.23%	10/03/14	11/26/14	10,000,000	10,000,000
	c	0.22%	10/09/14	01/09/15	20,500,000	20,500,000
		0.22%	10/21/14	01/16/15	111,000,000	111,000,000

Westpac Banking Corp	c	0.24%	10/01/14	01/12/15	30,000,000	30,000,000
	c	0.23%	10/14/14	06/12/15	30,000,000	30,000,000

						201,500,000

Certificate of Deposit 11.8%
Abbey National Treasury Services PLC	a	0.31%	10/06/14	11/04/14	59,000,000	59,000,000

Bank of Nova Scotia		0.22%	10/28/14	04/28/15	27,000,000	27,000,000

Commonwealth Bank of Australia		0.23%	10/27/14	02/25/15	60,000,000	60,000,000
		0.23%	10/20/14	06/19/15	40,000,000	40,000,000

Rabobank Nederland		0.22%	10/20/14	04/20/15	115,000,000	115,000,000
		0.23%	10/07/14	05/07/15	70,000,000	70,000,000
		0.24%	10/02/14	06/02/15	42,000,000	42,000,000

Royal Bank of Canada		0.24%	10/06/14	03/04/15	28,000,000	28,000,000
		0.25%	10/06/14	09/04/15	86,000,000	86,000,000

Toronto-Dominion Bank		0.22%	10/16/14	06/16/15	17,000,000	17,000,000
		0.22%	10/17/14	06/17/15	70,000,000	70,000,000

Wells Fargo Bank, NA		0.22%	10/10/14	01/09/15	147,000,000	147,000,000
		0.22%	10/14/14	01/14/15	180,000,000	180,000,000
		0.23%	10/02/14	05/01/15	43,000,000	43,000,000
		0.23%	10/20/14	05/20/15	58,000,000	58,000,000

Westpac Banking Corp		0.23%	10/01/14	10/29/14	137,000,000	137,000,000
		0.22%	10/27/14	03/27/15	52,000,000	52,000,000
		0.24%	10/06/14	05/05/15	100,000,000	100,000,000

						1,331,000,000

Other Note 1.2%
Bank of America, NA		0.36%	10/06/14	03/05/15	34,000,000	34,000,000

JPMorgan Chase Bank, NA		0.35%	10/22/14	10/22/15	50,000,000	50,000,000

Wells Fargo Bank, NA		0.32%	12/15/14	10/15/15	50,000,000	50,000,000

Whistlejacket Capital, LLC	d,†	n/a	n/a	n/a	5,510,048	5,510,048

						139,510,048

Variable Rate Demand Note 0.1%
EMF LLC
Bonds (One Workplace) Series 2012	a	0.17%		10/07/14	4,275,000	4,275,000

GFRE Holdings, LLC
Taxable Notes Series 2009A	a	0.15%		10/07/14	2,350,000	2,350,000

Illinois Regional Transportation Auth
General Obligation Working Cash Notes Series 2014A1	a,c	0.10%		10/01/14	3,880,000	3,880,000

						10,505,000

6

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Treasury Debt 1.2%
United States Treasury Department		0.06%	10/01/14	01/31/16	86,000,000	85,981,110
		0.09%	10/01/14	07/31/16	46,000,000	46,000,000

						131,981,110

Total Variable-Rate Obligations
(Cost $1,854,496,158)						1,854,496,158

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 20.0% of net assets

Government Agency Repurchase Agreements* 3.1%
BNP Paribas Securities Corp
Issued 09/30/14, repurchase date 10/01/14 (Collateralized by U.S. Government Agency Securities valued at $149,350,000, 1.63% - 5.60%, due 11/01/15 - 09/20/64)		0.01%		10/01/14	145,000,040	145,000,000

Goldman Sachs & Co
Issued 09/24/14, repurchase date 10/01/14 (Collateralized by U.S. Government Agency Securities valued at $25,500,001, 3.50% - 5.00%, due 03/15/36 - 09/20/44)		0.04%		10/01/14	25,000,194	25,000,000
Issued 09/25/14, repurchase date 10/01/14 (Collateralized by U.S. Government Agency Securities valued at $82,620,000, 3.50% - 6.50%, due 11/20/38 - 05/20/44)		0.04%		10/01/14	81,000,540	81,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 09/24/14, repurchase date 10/01/14 (Collateralized by U.S. Government Agency Securities valued at $109,180,000, 3.00%, due 02/25/44 - 03/25/44)		0.02%		10/01/14	106,000,412	106,000,000

						357,000,000

Treasury Repurchase Agreements 12.8%
Barclays Capital, Inc
Issued 09/30/14, repurchase date 10/01/14 (Collateralized by U.S. Treasury Securities valued at $1,415,152, 3.13%, due 05/15/19)		0.00%		10/01/14	1,387,377	1,387,377

Federal Reserve Bank of New York
Issued 09/30/14, repurchase date 10/01/14 (Collateralized by U.S. Treasury Securities valued at $1,451,000,020, 2.63%, due 08/15/20)		0.00%		10/01/14	1,451,000,000	1,451,000,000

						1,452,387,377

Other Repurchase Agreements** 4.1%
BNP Paribas Prime Brokerage, Inc
Issued 09/24/14, repurchase date 10/01/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $19,950,899)	a	0.23%		10/01/14	19,000,850	19,000,000

BNP Paribas Securities Corp
Issued 09/03/14, repurchase date 12/02/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $7,365,760, 0.40% - 8.75%, due 09/14/18 - 12/31/99)		0.26%		10/07/14	7,001,719	7,000,000

 7

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Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
Issued 09/24/14, repurchase date 11/19/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $18,400,001, 0.32% - 9.75%, due 03/15/18 - 12/20/46)		0.41%		10/07/14	16,002,369	16,000,000

Credit Suisse Securities (USA), LLC
Issued 07/08/14, repurchase date 10/21/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $4,602,053, 5.97%, due 05/15/46)	d	0.65%		10/21/14	4,007,583	4,000,000
Issued 07/15/14, repurchase date 10/28/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $39,103,227, 0.30% - 6.36%, due 07/25/30 - 06/13/50)	d	0.65%		10/28/14	34,064,458	34,000,000
Issued 07/21/14, repurchase date 11/03/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $123,051,819, 2.79% - 5.60%, due 04/25/35 - 10/12/41)	d	0.65%		11/03/14	107,202,854	107,000,000
Issued 09/04/14, repurchase date 12/18/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $60,951,446, 0.35% - 0.46%, due 10/25/36 - 05/25/47)	d	0.65%		12/18/14	53,100,479	53,000,000

JP Morgan Securities, LLC
Issued 09/16/14, repurchase date 03/16/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $62,114,732, 0.44% - 8.88%, due 09/15/17 - 06/13/50)	d	0.61%		12/29/14	54,095,160	54,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 09/12/14, repurchase date 12/11/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $193,200,000, 0.00% - 12.50%, due 02/12/15 - 12/29/99)	d	0.55%		11/04/14	168,136,033	168,000,000

						462,000,000

Total Repurchase Agreements
(Cost $2,271,387,377)						2,271,387,377

End of Investments.

At 09/30/14, the tax basis cost of the fund’s investments was $11,309,166,278.

a	Credit-enhanced or liquidity-enhanced.
b	Asset-backed security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $992,770,273 or 8.8% of net assets.
d	Illiquid security. At the period end, the value of these amounted to $425,510,048 or 3.8% of net assets.
†	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (April 29, 2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
*	Usually collateralized via U.S. Government Agency Securities or less frequently by U.S. Treasury Securities.
**	Usually collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
CP —	Commercial paper
ETF —	Exchange traded fund

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for

8

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2014, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings.

 9

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Portfolio Holdings (Unaudited) continued

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2014.

REG47698SEP14

10

The Charles Schwab Family of Funds
Schwab Cash Reserves™

Portfolio Holdings as of September 30, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

62.3%	Fixed-Rate Obligations	24,158,937,198	24,158,937,198
17.7%	Variable-Rate Obligations	6,868,971,090	6,868,971,090
20.0%	Repurchase Agreements	7,752,920,238	7,752,920,238

100.0%	Total Investments	38,780,828,526	38,780,828,526
0.0%	Other Assets and Liabilities, Net		11,811,403

100.0%	Net Assets		38,792,639,929

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 62.3% of net assets

Asset Backed Commercial Paper 8.2%
Alpine Securitization Corp	a,b,c	0.26%		10/09/14	90,000,000	89,994,800

Atlantic Asset Securitization, LLC	a,b,c	0.25%		10/07/14	50,000,000	49,997,917
	a,b,c	0.25%		10/08/14	50,000,000	49,997,569

CAFCO, LLC	a,b,c	0.23%		11/04/14	27,000,000	26,994,135
	a,b,c	0.23%		11/17/14	56,000,000	55,983,184
	a,b,c	0.25%		01/02/15	22,000,000	21,985,792
	a,b,c	0.25%		02/11/15	60,000,000	59,944,583
	a,b,c	0.25%		02/12/15	25,000,000	24,976,736
	a,b,c	0.25%		02/13/15	20,000,000	19,981,250
	a,b,c	0.25%		02/19/15	12,000,000	11,988,250
	a,b,c	0.25%		03/03/15	36,000,000	35,961,750
	a,b,c	0.25%		03/09/15	73,000,000	72,919,396

Cancara Asset Securitisation, LLC	a,b,c	0.19%		10/23/14	142,000,000	141,983,512
	a,b,c	0.21%		12/23/14	9,000,000	8,995,643
	a,b,c	0.25%		01/30/15	3,000,000	2,997,479
	a,b,c	0.25%		02/12/15	5,000,000	4,995,347
	a,b,c	0.26%		03/02/15	7,000,000	6,992,316

Charta, LLC	a,b,c	0.23%		11/19/14	140,000,000	139,956,172
	a,b,c	0.25%		01/02/15	42,000,000	41,972,875
	a,b,c	0.25%		01/08/15	108,000,000	107,925,750
	a,b,c	0.25%		02/12/15	30,000,000	29,972,083
	a,b,c	0.25%		02/18/15	30,000,000	29,970,833
	a,b,c	0.25%		03/25/15	30,000,000	29,963,542

Ciesco, LLC	a,b,c	0.25%		02/10/15	70,000,000	69,935,833
	a,b,c	0.25%		02/18/15	22,000,000	21,978,611

Collateralized Commercial Paper Co, LLC	a,b	0.27%		10/28/14	43,000,000	42,991,292
	a,b	0.28%		03/02/15	211,000,000	210,750,551

 1

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
	a,b	0.38%		06/08/15	17,000,000	16,955,139

Collateralized Commercial Paper II Co, LLC	b,c	0.40%		06/10/15	192,000,000	191,462,400

CRC Funding, LLC	a,b,c	0.23%		11/03/14	146,000,000	145,969,218
	a,b,c	0.23%		12/02/14	2,000,000	1,999,208
	a,b,c	0.25%		01/15/15	6,000,000	5,995,583
	a,b,c	0.25%		02/18/15	30,000,000	29,970,833
	a,b,c	0.25%		03/05/15	19,000,000	18,979,549
	a,b,c	0.25%		03/09/15	50,000,000	49,944,792
	a,b,c	0.25%		03/25/15	44,000,000	43,946,528

Crown Point Capital Co, LLC	a,b,c	0.23%		10/07/14	169,000,000	168,993,522

Gemini Securitization Corp, LLC	a,b,c	0.34%		10/01/14	40,000,000	40,000,000
	a,b,c	0.33%		10/06/14	2,000,000	1,999,908
	a,b,c	0.18%		10/07/14	25,000,000	24,999,250
	a,b,c	0.34%		12/01/14	25,000,000	24,985,597

Govco, LLC	a,b,c	0.19%		10/20/14	62,000,000	61,993,783
	a,b,c	0.20%		11/03/14	70,000,000	69,987,167

Old Line Funding, LLC	a,b,c	0.22%		01/29/15	22,000,000	21,983,867

Ridgefield Funding Co, LLC	a,b,c	0.26%		11/20/14	155,000,000	154,944,028
	a,b,c	0.26%		12/19/14	133,000,000	132,924,116

Sheffield Receivables Corp	a,b,c	0.19%		10/10/14	50,000,000	49,997,625
	a,b,c	0.19%		10/16/14	24,000,000	23,998,100
	a,b,c	0.19%		10/17/14	31,000,000	30,997,382
	a,b,c	0.25%		01/16/15	50,000,000	49,962,847
	a,b,c	0.25%		01/20/15	49,000,000	48,962,230
	a,b,c	0.25%		01/23/15	11,000,000	10,991,292
	a,b,c	0.25%		02/17/15	40,000,000	39,961,389
	a,b,c	0.25%		02/18/15	22,000,000	21,978,611
	a,b,c	0.25%		02/19/15	17,000,000	16,983,354
	a,b,c	0.25%		03/05/15	24,000,000	23,974,167
	a,b,c	0.25%		03/12/15	86,000,000	85,903,250
	a,b,c	0.25%		03/13/15	23,000,000	22,973,965
	a,b,c	0.27%		03/16/15	10,850,000	10,836,492

Thunder Bay Funding, LLC	a,b,c	0.22%		01/20/15	30,000,000	29,979,650
	a,b,c	0.23%		03/17/15	66,000,000	65,929,582
	a,b,c	0.23%		03/20/15	23,000,000	22,975,019

						3,176,546,644

Financial Company Commercial Paper 6.8%
Barclays US Funding Corp	a	0.30%		02/20/15	4,000,000	3,995,267
	a	0.30%		04/01/15	13,000,000	12,980,283

BPCE SA	c	0.25%		12/01/14	142,000,000	141,939,847
	c	0.23%		12/19/14	238,000,000	237,879,876

General Electric Capital Corp		0.22%		02/12/15	86,000,000	85,929,575
		0.22%		04/10/15	200,000,000	199,766,556
		0.22%		04/14/15	80,000,000	79,904,667

ING (U.S.) Funding, LLC	a	0.30%		12/01/14	18,000,000	17,990,850
	a	0.31%		12/01/14	44,000,000	43,976,888
	a	0.30%		02/23/15	8,000,000	7,990,333

Lloyds Bank, PLC		0.19%		10/07/14	174,000,000	173,994,490

2

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Nationwide Building Society		0.21%		10/02/14	38,000,000	37,999,778
		0.19%		10/14/14	15,000,000	14,998,971
		0.20%		12/03/14	40,000,000	39,986,000
		0.20%		12/16/14	62,000,000	61,973,822
		0.22%		12/29/14	154,000,000	153,916,241
		0.21%		01/05/15	60,000,000	59,966,400

NRW.BANK		0.07%		10/01/14	140,000,000	140,000,000

Oversea-Chinese Banking Corp, Ltd		0.25%		11/05/14	40,000,000	39,990,278
		0.25%		11/07/14	20,000,000	19,994,861

PNC Bank, NA		0.30%		11/06/14	60,000,000	60,000,000
		0.30%		12/12/14	54,000,000	54,000,000

Skandinaviska Enskilda Banken AB		0.26%		10/03/14	97,000,000	96,998,599
		0.25%		01/21/15	76,000,000	75,940,889
		0.27%		03/17/15	19,000,000	18,976,643

State Street Corp		0.21%		12/08/14	187,000,000	186,925,823

Swedbank AB		0.25%		10/15/14	65,000,000	64,993,681
		0.25%		10/20/14	126,000,000	125,983,375
		0.25%		03/25/15	98,000,000	97,880,903

United Overseas Bank, Ltd		0.25%		03/03/15	50,000,000	49,946,875
		0.25%		03/04/15	65,000,000	64,930,486

Wells Fargo & Co		0.21%		12/11/14	158,000,000	157,934,562

						2,629,686,819

Other Commercial Paper 2.6%
Automatic Data Processing, Inc	c	0.02%		10/01/14	95,000,000	95,000,000
	c	0.03%		10/01/14	190,000,000	190,000,000

General Electric Co		0.06%		10/06/14	115,000,000	114,999,042
		0.06%		10/08/14	50,000,000	49,999,417

Toyota Motor Credit Corp		0.24%		10/20/14	358,000,000	357,954,653
		0.24%		10/21/14	2,000,000	1,999,733
		0.22%		10/29/14	214,000,000	213,963,382

						1,023,916,227

Certificate of Deposit 34.7%
Abbey National Treasury Services PLC	a	0.05%		10/01/14	60,000,000	60,000,000
	a	0.07%		10/07/14	125,000,000	125,000,000

Bank of Montreal		0.05%		10/03/14	340,000,000	340,000,000
		0.04%		10/07/14	170,000,000	170,000,000

Bank of the West		0.26%		11/10/14	108,000,000	108,000,000
		0.25%		11/12/14	70,000,000	70,000,000

Bank of Tokyo Mitsubishi UFJ, Ltd		0.08%		10/01/14	212,000,000	212,000,000
		0.29%		10/08/14	48,000,000	48,000,000
		0.25%		11/24/14	83,000,000	83,000,000
		0.25%		12/05/14	195,000,000	195,000,000
		0.25%		12/29/14	10,000,000	10,000,000
		0.25%		02/23/15	48,000,000	48,000,000
		0.30%		03/02/15	104,000,000	104,000,000
		0.30%		03/03/15	149,000,000	149,000,000
		0.25%		03/10/15	5,000,000	5,000,000

 3

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.30%		03/11/15	57,000,000	57,000,000
		0.30%		03/13/15	31,000,000	31,000,000
		0.30%		04/06/15	110,000,000	110,000,000

Barclays Bank PLC		0.43%		10/01/14	85,000,000	85,000,000
		0.30%		02/03/15	92,000,000	92,000,000
		0.30%		02/04/15	11,000,000	11,000,000
		0.30%		02/05/15	141,000,000	141,000,000
		0.30%		02/06/15	99,000,000	99,000,000
		0.30%		03/25/15	80,000,000	80,000,000

BNP Paribas		0.30%		10/02/14	3,000,000	3,000,000
		0.24%		11/04/14	89,000,000	89,000,000
		0.29%		11/04/14	40,000,000	40,000,000
		0.25%		12/01/14	17,000,000	17,000,000
		0.25%		12/03/14	29,000,000	29,000,000
		0.25%		12/10/14	230,000,000	230,000,000

Branch Banking & Trust Co		0.07%		10/01/14	275,000,000	275,000,000
		0.06%		10/06/14	15,000,000	15,000,000

Canadian Imperial Bank of Commerce		0.04%		10/01/14	35,000,000	35,000,000
		0.05%		10/01/14	220,000,000	220,000,000
		0.03%		10/07/14	155,000,000	155,000,000
		0.22%		01/27/15	160,000,000	160,000,000

Chase Bank USA, NA		0.38%		12/05/14	149,000,000	149,000,000
		0.35%		01/26/15	33,000,000	33,000,000

Citibank, NA		0.20%		10/02/14	100,000,000	100,000,000
		0.20%		10/03/14	251,000,000	251,000,000
		0.23%		11/03/14	234,000,000	234,000,000
		0.25%		02/12/15	51,000,000	51,000,000
		0.25%		02/25/15	87,000,000	87,000,000
		0.25%		03/11/15	8,000,000	7,999,998
		0.25%		03/26/15	143,000,000	143,000,000
		0.25%		03/27/15	120,000,000	120,000,000

Credit Agricole Corporate and Investment Bank		0.25%		11/05/14	3,000,000	3,000,000
		0.24%		01/02/15	10,000,000	10,000,000
		0.25%		01/09/15	131,000,000	131,000,000

Credit Agricole SA		0.24%		10/07/14	98,000,000	98,000,000
		0.24%		10/09/14	143,000,000	143,000,000
		0.24%		10/15/14	94,000,000	94,000,000

Credit Suisse AG		0.28%		10/06/14	77,000,000	77,000,000
		0.27%		10/07/14	211,000,000	211,000,000
		0.33%		03/13/15	85,000,000	85,000,000
		0.33%		03/26/15	301,000,000	301,000,000

Deutsche Bank AG		0.45%		11/21/14	250,000,000	250,000,000
		0.31%		12/01/14	108,000,000	108,000,000
		0.31%		12/05/14	66,000,000	66,000,000

HSBC Bank USA		0.22%		10/21/14	130,000,000	130,000,000
		0.21%		11/19/14	57,000,000	57,000,000

ING Bank NV		0.33%		10/01/14	123,000,000	123,000,000
		0.46%		10/28/14	209,000,000	209,000,000
		0.31%		11/03/14	14,000,000	14,000,000
		0.32%		11/17/14	134,000,000	134,000,000
		0.32%		12/23/14	15,000,000	15,000,000
		0.32%		02/02/15	204,000,000	204,000,000

4

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

JPMorgan Chase Bank, NA		0.38%		01/02/15	96,000,000	96,000,000
		0.32%		02/03/15	52,000,000	52,000,000

Lloyds Bank PLC		0.37%		10/28/14	287,000,000	287,000,000
		0.48%		03/12/15	12,000,000	12,000,000
		0.48%		03/17/15	4,000,000	4,000,000
		0.48%		03/18/15	129,000,000	129,000,000

Mitsubishi UFJ Trust & Banking Corp		0.25%		10/08/14	132,000,000	132,000,000
		0.25%		10/21/14	217,000,000	217,000,000
		0.25%		10/22/14	75,000,000	75,000,000
		0.25%		10/23/14	25,000,000	25,000,000
		0.25%		11/05/14	50,000,000	50,000,000
		0.25%		01/06/15	4,000,000	4,000,000
		0.25%		01/13/15	50,000,000	50,000,000
		0.25%		01/20/15	21,000,000	21,000,000
		0.26%		02/06/15	12,000,000	12,000,000
		0.26%		02/23/15	4,000,000	4,000,000
		0.26%		02/24/15	33,000,000	33,000,000
		0.25%		03/04/15	52,000,000	52,000,000
		0.26%		04/02/15	36,000,000	36,000,000

Mizuho Bank, Ltd		0.25%		10/22/14	150,000,000	150,000,000
		0.25%		10/27/14	231,000,000	231,000,000
		0.25%		01/14/15	48,000,000	48,000,000
		0.25%		02/13/15	107,000,000	107,000,000
		0.25%		02/25/15	10,000,000	10,000,000
		0.25%		03/09/15	27,000,000	27,000,000

Natixis SA		0.23%		12/10/14	79,000,000	79,000,000

Nordea Bank Finland PLC		0.22%		03/23/15	386,000,000	385,990,736

Oversea-Chinese Banking Corp, Ltd		0.25%		10/06/14	75,000,000	75,000,000
		0.25%		10/08/14	54,000,000	54,000,000
		0.23%		01/20/15	32,000,000	31,999,015
		0.23%		03/18/15	43,000,000	42,997,996

Rabobank Nederland		0.23%		01/26/15	128,000,000	128,000,000

Skandinaviska Enskilda Banken AB		0.24%		12/12/14	16,000,000	16,000,000
		0.25%		01/23/15	97,000,000	96,997,403

Societe Generale		0.22%		10/31/14	148,000,000	148,000,000

State Street Bank & Trust Company, NA		0.22%		01/21/15	135,000,000	135,000,000

Sumitomo Mitsui Banking Corp		0.30%		10/14/14	21,000,000	21,000,000
		0.30%		11/13/14	50,000,000	50,000,000
		0.25%		11/14/14	105,000,000	105,000,000
		0.30%		11/19/14	58,000,000	58,000,000
		0.25%		01/05/15	46,000,000	46,000,000
		0.25%		01/22/15	4,000,000	4,000,000
		0.25%		01/27/15	70,000,000	70,000,000
		0.25%		01/28/15	99,000,000	99,000,000
		0.25%		02/03/15	2,000,000	2,000,000
		0.25%		02/06/15	19,000,000	19,000,000
		0.37%		02/06/15	65,000,000	65,000,000
		0.37%		02/10/15	77,000,000	77,000,000
		0.30%		03/02/15	118,000,000	118,000,000
		0.30%		03/03/15	53,000,000	53,000,000
		0.25%		03/06/15	39,000,000	39,000,000
		0.30%		03/09/15	106,000,000	106,000,000
		0.30%		03/12/15	51,000,000	51,000,000

 5

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.25%		03/13/15	2,000,000	2,000,000
		0.25%		03/20/15	21,000,000	21,000,000
		0.30%		06/09/15	153,000,000	153,000,000

Sumitomo Mitsui Trust Bank, Ltd		0.21%		10/06/14	130,000,000	130,000,000
		0.21%		10/30/14	25,000,000	25,000,000
		0.21%		10/31/14	68,000,000	68,000,000
		0.21%		12/02/14	179,000,000	179,000,000
		0.21%		12/03/14	60,000,000	60,000,000
		0.20%		01/05/15	14,000,000	14,000,000

Toronto-Dominion Bank		0.05%		10/03/14	295,000,000	295,000,000
		0.04%		10/06/14	186,000,000	186,000,000
		0.22%		01/23/15	313,000,000	313,000,000
		0.29%		06/16/15	272,000,000	272,000,000

UBS AG		0.25%		02/17/15	183,000,000	183,000,000
		0.25%		04/02/15	5,000,000	5,000,000
		0.25%		04/07/15	180,000,000	180,000,000

						13,465,985,148

Government Agency Debt 0.4%
Federal Home Loan Bank		0.07%		10/24/14	135,808,000	135,802,360

Other Instrument 6.9%
Australia & New Zealand Banking Group, Ltd		0.10%		10/01/14	100,000,000	100,000,000
		0.10%		10/03/14	257,000,000	257,000,000

Bank of Montreal		0.04%		10/01/14	85,000,000	85,000,000

Citibank, NA		0.11%		10/03/14	55,000,000	55,000,000

National Australia Bank, Ltd		0.03%		10/01/14	125,000,000	125,000,000

National Bank of Canada		0.04%		10/01/14	484,000,000	484,000,000

Natixis SA		0.02%		10/01/14	30,000,000	30,000,000

Royal Bank of Canada		0.01%		10/01/14	105,000,000	105,000,000

Skandinaviska Enskilda Banken AB		0.06%		10/01/14	200,000,000	200,000,000
		0.05%		10/03/14	215,000,000	215,000,000

Svenska Handelsbanken AB		0.01%		10/01/14	770,000,000	770,000,000

Swedbank AB		0.05%		10/01/14	255,000,000	255,000,000

						2,681,000,000

Other Note 2.7%
Bank of America, NA		0.26%		10/02/14	43,000,000	43,000,000
		0.20%		10/06/14	90,000,000	90,000,000
		0.26%		10/06/14	109,000,000	109,000,000
		0.20%		12/03/14	140,000,000	140,000,000
		0.24%		12/08/14	96,000,000	96,000,000
		0.24%		12/10/14	45,000,000	45,000,000
		0.24%		12/15/14	91,000,000	91,000,000
		0.25%		01/05/15	145,000,000	145,000,000
		0.25%		01/09/15	118,000,000	118,000,000
		0.25%		01/26/15	21,000,000	21,000,000
		0.25%		02/02/15	90,000,000	90,000,000

6

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.25%		02/17/15	58,000,000	58,000,000

						1,046,000,000

Total Fixed-Rate Obligations
(Cost $24,158,937,198)						24,158,937,198

Variable-Rate Obligations 17.7% of net assets

Asset Backed Commercial Paper 0.3%
Old Line Funding, LLC	a,b,c	0.22%	10/06/14	12/05/14	100,000,000	100,000,000

Financial Company Commercial Paper 1.6%
Commonwealth Bank of Australia	c	0.23%	10/03/14	11/26/14	47,000,000	47,000,000
	c	0.23%	10/07/14	12/05/14	150,000,000	150,000,273
	c	0.22%	10/09/14	01/09/15	100,000,000	100,000,000
		0.24%	10/08/14	07/02/15	111,500,000	111,500,000

Westpac Banking Corp	c	0.22%	10/20/14	02/19/15	30,000,000	30,000,000
	c	0.23%	10/14/14	06/12/15	84,000,000	84,000,000
	c	0.23%	10/27/14	07/27/15	110,000,000	110,000,000

						632,500,273

Other Commercial Paper 0.3%
Toyota Motor Credit Corp		0.20%	10/27/14	11/19/14	100,000,000	100,000,000

Certificate of Deposit 9.7%
Abbey National Treasury Services PLC	a	0.31%	10/06/14	11/04/14	198,000,000	198,000,000

Bank of Nova Scotia		0.22%	10/27/14	11/25/14	100,000,000	100,000,000
		0.22%	10/09/14	06/09/15	171,000,000	171,000,000

Commonwealth Bank of Australia		0.22%	10/23/14	01/23/15	325,000,000	325,000,000
		0.24%	10/06/14	03/04/15	80,000,000	80,000,000
		0.23%	10/20/14	06/19/15	100,000,000	100,000,000
		0.23%	10/09/14	10/09/15	36,000,000	36,000,000

Rabobank Nederland		0.23%	10/07/14	05/07/15	114,000,000	114,000,000

Royal Bank of Canada		0.25%		10/17/14	82,000,000	82,000,000
		0.24%	10/06/14	03/04/15	175,000,000	175,000,000

State Street Bank & Trust Company, NA		0.22%	10/14/14	04/13/15	247,000,000	247,000,000

Toronto-Dominion Bank		0.22%	10/16/14	06/16/15	26,000,000	26,000,000
		0.22%	10/17/14	06/17/15	230,000,000	230,000,000
		0.22%	10/21/14	07/21/15	160,000,000	160,000,000

Wells Fargo Bank, NA		0.22%	10/20/14	11/18/14	529,000,000	529,000,000
		0.22%	10/10/14	01/09/15	75,000,000	75,000,000
		0.22%	10/14/14	01/14/15	196,000,000	196,000,000
		0.23%	10/07/14	04/07/15	27,000,000	27,000,000
		0.23%	10/02/14	05/01/15	22,000,000	22,000,000
		0.23%	10/20/14	05/20/15	226,000,000	226,000,000
		0.24%	10/27/14	08/27/15	74,000,000	74,000,000

Westpac Banking Corp		0.22%	10/27/14	03/27/15	77,000,000	77,000,000
		0.23%	10/14/14	05/11/15	71,000,000	71,000,000
		0.24%	10/20/14	08/19/15	100,000,000	100,000,000
		0.24%	10/27/14	08/25/15	226,000,000	226,000,000

 7

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.25%	10/23/14	10/23/15	85,000,000	85,000,000

						3,752,000,000

Treasury Debt 1.1%
United States Treasury Department		0.06%	10/01/14	01/31/16	264,000,000	263,958,257
		0.09%	10/01/14	07/31/16	170,000,000	170,000,000

						433,958,257

Variable Rate Demand Note 0.1%
3925 Seaport Associates
Variable Rate Demand Bonds Series 2013	a	0.16%		10/07/14	6,500,000	6,500,000

GFRE Holdings, LLC
Taxable Notes Series 2009A	a	0.15%		10/07/14	4,055,000	4,055,000

Illinois Regional Transportation Auth
General Obligation Working Cash Notes Series 2014A1	a,c	0.10%		10/01/14	12,560,000	12,560,000

New York State HFA
Housing RB (2180 Broadway) Series 2011B	a	0.07%		10/07/14	5,450,000	5,450,000

Smithsonian Institution
Taxable Bonds Series 2013B	a	0.09%		10/07/14	27,500,000	27,500,000

Tenderfoot Seasonal Housing, LLC
Taxable Housing Facilities Revenue Notes Series 2000B	a	0.21%		10/07/14	3,000,000	3,000,000

						59,065,000

Other Note 4.6%
Bank of America, NA		0.36%	10/06/14	03/05/15	104,000,000	104,000,000

Canadian Imperial Bank of Commerce		0.24%	10/10/14	06/05/15	312,000,000	312,000,000

JPMorgan Chase Bank, NA		0.41%	10/21/14	12/22/14	250,000,000	250,000,000
		0.38%	10/20/14	10/16/15	110,000,000	110,000,000
		0.35%	10/22/14	10/22/15	95,000,000	95,000,000

Royal Bank of Canada		0.32%	10/01/14	10/01/15	125,000,000	125,000,000
		0.32%	10/06/14	10/02/15	243,000,000	243,000,000
	c	0.28%	10/07/14	10/07/15	75,000,000	75,000,000

Wells Fargo Bank, NA		0.32%	12/15/14	10/15/15	100,000,000	100,000,000
		0.37%	12/22/14	10/22/15	275,000,000	275,000,000

Westpac Banking Corp	c	0.54%	10/28/14	07/28/15	100,000,000	100,000,000

Whistlejacket Capital, LLC	d,†	n/a	n/a	n/a	2,447,560	2,447,560

						1,791,447,560

Total Variable-Rate Obligations
(Cost $6,868,971,090)						6,868,971,090

8

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 20.0% of net assets

Government Agency Repurchase Agreements* 2.6%
Bank of Nova Scotia
Issued 09/30/14, repurchase date 10/01/14 (Collateralized by U.S. Government Agency Securities valued at $130,810,000, 2.00% - 5.50%, due 12/01/25 - 10/01/44)		0.00%		10/01/14	127,000,000	127,000,000

BNP Paribas Securities Corp
Issued 09/30/14, repurchase date 10/01/14 (Collateralized by U.S. Government Agency Securities valued at $431,654,520, 0.67% - 6.00%, due 11/01/15 - 01/01/48)		0.01%		10/01/14	419,000,116	419,000,000

Goldman Sachs & Co
Issued 09/24/14, repurchase date 10/01/14 (Collateralized by U.S. Government Agency Securities valued at $97,920,000, 4.00% - 6.00%, due 11/15/39 - 09/20/44)		0.04%		10/01/14	96,000,747	96,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 09/24/14, repurchase date 10/01/14 (Collateralized by U.S. Government Agency Securities valued at $271,920,001, 3.50% - 3.76%, due 06/25/21 - 08/25/43)		0.02%		10/01/14	264,001,027	264,000,000

Mizuho Securities USA, Inc
Issued 09/30/14, repurchase date 10/01/14 (Collateralized by U.S. Government Agency Securities valued at $97,420,178, 0.00% - 7.88%, due 12/26/14 - 10/20/63)		0.01%		10/01/14	95,000,026	95,000,000

Morgan Stanley & Co. LLC
Issued 09/30/14, repurchase date 10/01/14 (Collateralized by U.S. Government Agency Securities valued at $25,500,000, 2.27% - 9.00%, due 10/01/17 - 06/01/42)		0.00%		10/01/14	25,000,000	25,000,000

						1,026,000,000

Treasury Repurchase Agreements 13.0%
Barclays Capital, Inc
Issued 09/30/14, repurchase date 10/01/14 (Collateralized by U.S. Treasury Securities valued at $1,958,689, 3.13%, due 05/15/19)		0.00%		10/01/14	1,920,238	1,920,238

Federal Reserve Bank of New York
Issued 09/30/14, repurchase date 10/01/14 (Collateralized by U.S. Treasury Securities valued at $5,036,000,044, 3.13%, due 02/15/42)		0.00%		10/01/14	5,036,000,000	5,036,000,000

						5,037,920,238

Other Repurchase Agreements** 4.4%
BNP Paribas Prime Brokerage, Inc
Issued 09/24/14, repurchase date 10/01/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $199,508,929)	a	0.23%		10/01/14	190,008,497	190,000,000
Issued 09/26/14, repurchase date 10/01/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $26,250,847)	a	0.23%		10/01/14	25,000,799	25,000,000
Issued 09/30/14, repurchase date 10/07/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $3,150,139)	a	0.21%		10/07/14	3,000,123	3,000,000

 9

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

BNP Paribas Securities Corp
Issued 09/03/14, repurchase date 12/02/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $31,941,829, 0.37% - 8.75%, due 09/30/15 - 01/23/45)		0.26%		10/07/14	30,007,367	30,000,000
Issued 09/24/14, repurchase date 11/19/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $46,000,000, 0.32% - 9.75%, due 05/15/20 - 09/25/46)		0.41%		10/07/14	40,005,922	40,000,000

Credit Suisse Securities (USA), LLC
Issued 07/08/14, repurchase date 10/21/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $202,401,534, 0.27% - 7.42%, due 04/25/18 - 03/12/51)	d	0.65%		10/21/14	176,333,667	176,000,000
Issued 07/14/14, repurchase date 10/27/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $78,201,036, 0.26% - 5.36%, due 08/25/34 - 03/25/47)	d	0.65%		10/27/14	68,128,917	68,000,000
Issued 07/15/14, repurchase date 10/28/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $129,950,731, 0.22% - 6.17%, due 05/25/34 - 06/20/47)	d	0.65%		10/28/14	113,214,229	113,000,000
Issued 07/16/14, repurchase date 10/28/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $4,602,053, 5.97%, due 05/15/46)	d	0.65%		10/28/14	4,007,511	4,000,000
Issued 07/21/14, repurchase date 11/03/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $119,600,715, 0.00% - 6.04%, due 08/01/30 - 10/28/47)	d	0.65%		11/03/14	104,197,167	104,000,000
Issued 09/04/14, repurchase date 12/18/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $27,604,744, 0.42% - 5.64%, due 03/25/36 - 12/10/46)	d	0.65%		12/18/14	24,045,500	24,000,000

JP Morgan Securities, LLC
Issued 09/02/14, repurchase date 03/02/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $303,744,042, 2.15% - 8.88%, due 01/25/19 - 01/22/14)	d	0.61%		12/29/14	264,527,853	264,000,000
Issued 09/16/14, repurchase date 03/16/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $272,614,655, 0.44% - 8.88%, due 02/13/15 - 10/12/52)	d	0.61%		12/29/14	237,417,647	237,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 09/12/14, repurchase date 12/11/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $472,650,001, 0.00% - 14.00%, due 10/01/14 - 12/31/99)	d	0.55%		11/04/14	411,332,796	411,000,000

						1,689,000,000

Total Repurchase Agreements
(Cost $7,752,920,238)						7,752,920,238

End of Investments.

10

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

At 09/30/14, the tax basis cost of the fund’s investments was $38,780,828,526.

a	Credit-enhanced or liquidity-enhanced.
b	Asset-backed security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $4,379,229,658 or 11.3% of net assets.
d	Illiquid security. At the period end, the value of these amounted to $1,403,447,560 or 3.6% of net assets.
†	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (April 29, 2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
*	Usually collateralized via U.S. Government Agency Securities or less frequently by U.S. Treasury Securities.
**	Usually collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
ETF —	Exchange traded fund
HFA —	Housing finance agency/authority
RB —	Revenue bond

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money

 11

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2014, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2014.

REG47711SEP14

12

The Charles Schwab Family of Funds
Schwab Retirement Advantage Money Fund®

Portfolio Holdings as of September 30, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

63.4%	Fixed-Rate Obligations	460,910,047	460,910,047
17.9%	Variable-Rate Obligations	130,000,950	130,000,950
19.1%	Repurchase Agreements	139,319,804	139,319,804

100.4%	Total Investments	730,230,801	730,230,801
(0.4%)	Other Assets and Liabilities, Net		(2,908,756)

100.0%	Net Assets		727,322,045

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 63.4% of net assets

Asset Backed Commercial Paper 11.8%
Alpine Securitization Corp	a,b,c	0.26%		10/03/14	1,000,000	999,985
	a,b,c	0.26%		10/06/14	1,000,000	999,964
	a,b,c	0.26%		10/09/14	2,000,000	1,999,884

CAFCO, LLC	a,b,c	0.25%		02/19/15	2,000,000	1,998,042
	a,b,c	0.25%		03/09/15	1,000,000	998,896
	a,b,c	0.25%		03/17/15	4,000,000	3,995,361

Cancara Asset Securitisation, LLC	a,b,c	0.19%		10/20/14	7,000,000	6,999,298
	a,b,c	0.26%		11/13/14	2,000,000	1,999,379

Charta, LLC	a,b,c	0.23%		11/17/14	4,000,000	3,998,799
	a,b,c	0.25%		02/25/15	4,000,000	3,995,917

Collateralized Commercial Paper Co, LLC	a,b	0.38%		06/08/15	3,000,000	2,992,083

Collateralized Commercial Paper II Co, LLC	b,c	0.40%		06/10/15	3,000,000	2,991,600

CRC Funding, LLC	a,b,c	0.23%		11/03/14	4,000,000	3,999,157
	a,b,c	0.23%		11/04/14	3,000,000	2,999,348
	a,b,c	0.25%		03/25/15	5,000,000	4,993,923

Crown Point Capital Co, LLC	a,b,c	0.23%		10/15/14	5,000,000	4,999,553

Gemini Securitization Corp, LLC	a,b,c	0.18%		10/07/14	5,000,000	4,999,850

Govco, LLC	a,b,c	0.20%		10/15/14	5,000,000	4,999,611
	a,b,c	0.20%		11/03/14	1,000,000	999,817

MetLife Short Term Funding, LLC	a,b,c	0.11%		10/08/14	5,000,000	4,999,893

Nieuw Amsterdam Receivables Corp	a,b,c	0.16%		11/24/14	1,000,000	999,760
	a,b,c	0.18%		12/04/14	2,985,000	2,984,045

 1

 Schwab Retirement Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Ridgefield Funding Co, LLC	a,b,c	0.26%		11/20/14	3,000,000	2,998,917

Sheffield Receivables Corp	a,b,c	0.19%		10/16/14	3,000,000	2,999,762
	a,b,c	0.25%		02/17/15	3,000,000	2,997,104
	a,b,c	0.25%		02/18/15	1,000,000	999,028
	a,b,c	0.25%		03/12/15	2,000,000	1,997,750

Thunder Bay Funding, LLC	a,b,c	0.22%		01/20/15	3,000,000	2,997,965

						85,934,691

Financial Company Commercial Paper 5.8%
BPCE SA	c	0.25%		12/01/14	5,000,000	4,997,882
	c	0.24%		01/05/15	2,000,000	1,998,720

Caisse des Depots et Consignations	c	0.20%		12/17/14	3,000,000	2,998,716

General Electric Capital Corp		0.22%		04/14/15	5,000,000	4,994,042

ING (U.S.) Funding, LLC	a	0.30%		10/01/14	2,000,000	2,000,000

Nationwide Building Society		0.20%		12/03/14	6,000,000	5,997,900
		0.21%		12/10/14	1,000,000	999,591

PNC Bank, NA		0.30%		11/06/14	5,000,000	5,000,000

Skandinaviska Enskilda Banken AB		0.26%		10/03/14	3,000,000	2,999,957
		0.25%		01/21/15	3,000,000	2,997,667

Swedbank AB		0.26%		10/21/14	2,000,000	1,999,717

United Overseas Bank, Ltd		0.25%		03/04/15	4,000,000	3,995,722

Wells Fargo & Co		0.21%		12/11/14	1,000,000	999,586

						41,979,500

Other Commercial Paper 4.3%
Automatic Data Processing, Inc	c	0.03%		10/01/14	10,000,000	10,000,000

General Electric Co		0.06%		10/06/14	6,000,000	5,999,950

Toyota Motor Credit Corp		0.24%		10/21/14	2,000,000	1,999,733
		0.24%		11/10/14	13,000,000	12,996,534

						30,996,217

Certificate of Deposit 33.6%
Abbey National Treasury Services PLC	a	0.07%		10/07/14	2,000,000	2,000,000

Bank of Montreal		0.05%		10/03/14	5,000,000	5,000,000
		0.04%		10/07/14	3,000,000	3,000,000
		0.20%		01/12/15	4,000,000	4,000,000

Bank of the West		0.25%		11/12/14	2,000,000	2,000,000
		0.25%		11/18/14	1,000,000	1,000,000

Bank of Tokyo Mitsubishi UFJ, Ltd		0.08%		10/01/14	4,000,000	4,000,000
		0.25%		12/01/14	4,000,000	4,000,000
		0.25%		12/05/14	1,000,000	1,000,000
		0.25%		12/09/14	2,000,000	2,000,000
		0.30%		03/02/15	1,000,000	1,000,000
		0.29%		04/06/15	5,000,000	5,000,000
		0.30%		04/06/15	3,000,000	3,000,000

2

 Schwab Retirement Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Barclays Bank PLC		0.43%		10/01/14	2,000,000	2,000,000
		0.30%		02/03/15	1,000,000	1,000,000
		0.30%		02/05/15	2,000,000	2,000,000
		0.30%		02/06/15	3,000,000	3,000,000
		0.30%		03/25/15	2,000,000	2,000,000

BNP Paribas		0.25%		12/03/14	1,000,000	1,000,000
		0.25%		12/10/14	8,000,000	8,000,000

Branch Banking & Trust Co		0.07%		10/01/14	5,000,000	5,000,000

Canadian Imperial Bank of Commerce		0.05%		10/01/14	3,000,000	3,000,000
		0.03%		10/07/14	4,000,000	4,000,000

Chase Bank USA, NA		0.22%		12/19/14	7,000,000	7,000,000
		0.38%		01/02/15	1,000,000	1,000,000

Citibank, NA		0.23%		11/03/14	5,000,000	5,000,000
		0.23%		12/04/14	3,000,000	3,000,000
		0.25%		03/20/15	4,000,000	4,000,000
		0.25%		03/27/15	1,000,000	1,000,000

Credit Agricole Corporate and Investment Bank		0.24%		12/29/14	4,000,000	4,000,000

Credit Agricole SA		0.24%		10/07/14	6,000,000	6,000,000

Credit Suisse AG		0.26%		10/30/14	3,000,000	3,000,000
		0.33%		03/26/15	3,000,000	3,000,000

Deutsche Bank AG		0.45%		11/21/14	5,000,000	5,000,000
		0.31%		12/05/14	10,000,000	10,000,000

HSBC Bank USA		0.21%		10/24/14	3,000,000	3,000,000

ING Bank NV		0.33%		10/01/14	3,000,000	3,000,000
		0.46%		10/28/14	4,000,000	4,000,000
		0.31%		11/03/14	2,000,000	2,000,000

Lloyds Bank PLC		0.37%		10/28/14	2,000,000	2,000,000
		0.48%		03/12/15	3,000,000	3,000,000

Mitsubishi UFJ Trust & Banking Corp		0.25%		10/08/14	1,000,000	1,000,000
		0.25%		10/21/14	1,000,000	1,000,000
		0.25%		10/23/14	3,000,000	3,000,000
		0.25%		11/05/14	1,000,000	1,000,000
		0.26%		02/23/15	7,000,000	7,000,000

Mizuho Bank, Ltd		0.25%		10/17/14	3,000,000	3,000,000
		0.25%		10/22/14	4,000,000	4,000,000
		0.25%		02/25/15	2,000,000	2,000,000

Natixis SA		0.23%		12/11/14	3,000,000	3,000,000

Nordea Bank Finland PLC		0.22%		03/23/15	6,000,000	5,999,856

Oversea-Chinese Banking Corp, Ltd		0.23%		01/20/15	3,000,000	2,999,908

Rabobank Nederland		0.25%		03/24/15	10,000,000	10,000,000
		0.25%		04/01/15	2,000,000	2,000,000

Societe Generale		0.22%		10/31/14	4,000,000	4,000,000

State Street Bank & Trust Company, NA		0.22%		01/21/15	6,000,000	6,000,000

 3

 Schwab Retirement Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Sumitomo Mitsui Banking Corp		0.20%		11/04/14	2,000,000	2,000,000
		0.30%		12/01/14	4,000,000	4,000,000
		0.25%		01/27/15	2,000,000	2,000,000
		0.25%		01/28/15	4,000,000	4,000,000
		0.25%		02/03/15	3,000,000	3,000,000
		0.37%		02/10/15	1,000,000	1,000,000
		0.30%		03/03/15	2,000,000	2,000,000
		0.25%		03/06/15	2,000,000	2,000,000

Sumitomo Mitsui Trust Bank, Ltd		0.20%		10/01/14	5,000,000	5,000,000
		0.21%		10/30/14	3,000,000	3,000,000
		0.21%		12/03/14	2,000,000	2,000,000
		0.20%		12/29/14	1,000,000	1,000,000
		0.20%		01/05/15	1,000,000	1,000,000

Toronto-Dominion Bank		0.22%		01/23/15	5,000,000	5,000,000
		0.29%		06/16/15	4,000,000	4,000,000

UBS AG		0.23%		01/16/15	2,000,000	2,000,000
		0.25%		02/17/15	5,000,000	5,000,000

Wells Fargo Bank, NA		0.21%		12/03/14	3,000,000	3,000,000

						243,999,764

Government Agency Debt 0.4%
Federal Home Loan Bank		0.07%		10/24/14	3,000,000	2,999,875

Other Instrument 5.6%
Australia & New Zealand Banking Group, Ltd		0.10%		10/03/14	5,000,000	5,000,000

Bank of Montreal		0.04%		10/01/14	2,000,000	2,000,000

National Australia Bank, Ltd		0.03%		10/01/14	2,000,000	2,000,000

National Bank of Canada		0.04%		10/01/14	6,000,000	6,000,000

Royal Bank of Canada		0.01%		10/01/14	2,000,000	2,000,000

Skandinaviska Enskilda Banken AB		0.05%		10/03/14	4,000,000	4,000,000

Svenska Handelsbanken AB		0.01%		10/01/14	12,000,000	12,000,000

Swedbank AB		0.05%		10/01/14	8,000,000	8,000,000

						41,000,000

Other Note 1.9%
Bank of America, NA		0.26%		10/02/14	2,000,000	2,000,000
		0.24%		12/08/14	3,000,000	3,000,000
		0.25%		01/05/15	3,000,000	3,000,000
		0.25%		01/09/15	1,000,000	1,000,000
		0.25%		01/26/15	5,000,000	5,000,000

						14,000,000

Total Fixed-Rate Obligations
(Cost $460,910,047)						460,910,047

Variable-Rate Obligations 17.9% of net assets

Asset Backed Commercial Paper 0.6%
Old Line Funding, LLC	a,b,c	0.22%	10/06/14	12/05/14	4,000,000	4,000,000

4

 Schwab Retirement Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Financial Company Commercial Paper 1.0%
Westpac Banking Corp	c	0.23%	10/14/14	06/12/15	5,000,000	5,000,000
	c	0.23%	10/27/14	07/27/15	2,000,000	2,000,000

						7,000,000

Certificate of Deposit 10.0%
Abbey National Treasury Services PLC	a	0.31%	10/06/14	11/04/14	4,000,000	4,000,000

Bank of Nova Scotia		0.22%	10/28/14	04/28/15	5,000,000	5,000,000
		0.22%	10/27/14	05/26/15	4,000,000	4,000,000

Commonwealth Bank of Australia		0.23%	10/27/14	02/25/15	2,000,000	2,000,000
		0.23%	10/20/14	06/19/15	12,000,000	12,000,000

Rabobank Nederland		0.22%	10/20/14	04/20/15	2,000,000	2,000,000

Royal Bank of Canada		0.24%	10/06/14	03/04/15	4,000,000	4,000,000
		0.25%	10/06/14	09/04/15	5,000,000	5,000,000

State Street Bank & Trust Company, NA		0.22%	10/14/14	04/13/15	4,000,000	4,000,000

Toronto-Dominion Bank		0.22%	10/16/14	06/16/15	5,000,000	5,000,000
		0.22%	10/21/14	07/21/15	4,000,000	4,000,000

Wells Fargo Bank, NA		0.23%	10/07/14	04/07/15	2,000,000	2,000,000
		0.23%	10/20/14	05/20/15	5,000,000	5,000,000
		0.25%	10/08/14	08/10/15	7,000,000	7,000,000

Westpac Banking Corp		0.23%	10/01/14	10/29/14	2,000,000	2,000,000
		0.23%	10/14/14	05/11/15	6,000,000	6,000,000

						73,000,000

Variable Rate Demand Note 1.0%
New York City IDA
IDRB (Allway Tools) Series 1997	a	0.40%		10/07/14	50,000	50,000

Palm Springs, CA
COP (Downtown Parking) Series 2002A	a	0.20%		10/07/14	6,915,000	6,915,000

						6,965,000

Other Note 4.1%
Bank of America, NA		0.36%	10/06/14	03/05/15	2,000,000	2,000,000

Canadian Imperial Bank of Commerce		0.24%	10/10/14	06/05/15	6,000,000	6,000,000

JPMorgan Chase Bank, NA		0.41%	10/21/14	12/22/14	10,000,000	10,000,000

Royal Bank of Canada		0.32%	10/06/14	10/02/15	5,000,000	5,000,000
	c	0.28%	10/07/14	10/07/15	7,000,000	7,000,000

Whistlejacket Capital, LLC	d,†	n/a	n/a	n/a	36,930	36,930

						30,036,930

Treasury Debt 1.1%
United States Treasury Department		0.06%	10/01/14	01/31/16	5,000,000	4,999,020
		0.09%	10/01/14	07/31/16	3,000,000	3,000,000

						7,999,020

 5

 Schwab Retirement Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Other Commercial Paper 0.1%
Toyota Motor Credit Corp		0.21%	10/20/14	02/10/15	1,000,000	1,000,000

Total Variable-Rate Obligations
(Cost $130,000,950)						130,000,950

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 19.1% of net assets

Government Agency Repurchase Agreements* 15.0%
Bank of Nova Scotia
Issued 09/30/14, repurchase date 10/01/14 (Collateralized by U.S. Government Agency Securities valued at $16,480,000, 3.50% - 4.00%, due 02/01/26 - 10/01/44)		0.00%		10/01/14	16,000,000	16,000,000

BNP Paribas Securities Corp
Issued 09/30/14, repurchase date 10/01/14 (Collateralized by U.S. Government Agency Securities valued at $12,360,001, 3.50% - 4.50%, due 08/20/40 - 09/01/44)		0.01%		10/01/14	12,000,003	12,000,000

Goldman Sachs & Co
Issued 09/24/14, repurchase date 10/01/14 (Collateralized by U.S. Government Agency Securities valued at $8,160,001, 3.50% - 4.50%, due 10/15/37 - 07/15/41)		0.04%		10/01/14	8,000,062	8,000,000
Issued 09/25/14, repurchase date 10/01/14 (Collateralized by U.S. Government Agency Securities valued at $10,200,000, 3.00% - 4.50%, due 02/15/29 - 10/15/43)		0.04%		10/01/14	10,000,067	10,000,000

JP Morgan Securities, LLC
Issued 09/30/14, repurchase date 10/01/14 (Collateralized by U.S. Government Agency Securities valued at $56,455,116, 2.38% - 3.00%, due 12/31/20 - 08/20/41)		0.01%		10/01/14	55,000,015	55,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 09/24/14, repurchase date 10/01/14 (Collateralized by U.S. Government Agency Securities valued at $3,090,001, 3.50%, due 04/25/32)		0.02%		10/01/14	3,000,012	3,000,000

Mizuho Securities USA, Inc
Issued 09/30/14, repurchase date 10/01/14 (Collateralized by U.S. Government Agency Securities valued at $5,150,000, 2.50% - 3.00%, due 12/01/27 - 09/15/41)		0.01%		10/01/14	5,000,001	5,000,000

						109,000,000

Treasury Repurchase Agreement 0.1%
Barclays Capital, Inc
Issued 09/30/14, repurchase date 10/01/14 (Collateralized by U.S. Treasury Securities valued at $1,346,270, 3.13%, due 05/15/19)		0.00%		10/01/14	1,319,804	1,319,804

Other Repurchase Agreements** 4.0%
BNP Paribas Prime Brokerage, Inc
Issued 09/24/14, repurchase date 10/01/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,100,114)	a	0.23%		10/01/14	2,000,089	2,000,000

6

 Schwab Retirement Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

BNP Paribas Securities Corp
Issued 09/03/14, repurchase date 12/02/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $4,208,111, 0.33% - 8.75%, due 10/15/17 - 12/31/99)		0.26%		10/07/14	4,000,982	4,000,000

Credit Suisse Securities (USA), LLC
Issued 07/08/14, repurchase date 10/21/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,300,163, 5.00% - 6.00%, due 02/25/19 - 05/15/46)	d	0.65%		10/21/14	2,003,792	2,000,000
Issued 07/14/14, repurchase date 10/27/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $3,452,822, 5.97%, due 05/15/46)	d	0.65%		10/27/14	3,005,688	3,000,000
Issued 07/15/14, repurchase date 10/28/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,304,694, 5.00% - 5.54%, due 02/25/19 - 09/15/39)	d	0.65%		10/28/14	2,003,792	2,000,000
Issued 07/21/14, repurchase date 11/03/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,300,040, 5.00%, due 02/25/19)	d	0.65%		11/03/14	2,003,792	2,000,000
Issued 08/01/14, repurchase date 11/13/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,153,244, 5.54%, due 09/15/39)	d	0.65%		11/13/14	1,001,878	1,000,000
Issued 09/04/14, repurchase date 12/18/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,303,592, 5.97%, due 05/15/46)	d	0.65%		12/18/14	2,003,792	2,000,000

JP Morgan Securities, LLC
Issued 09/02/14, repurchase date 03/02/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,150,546, 2.95% - 8.88%, due 04/15/22 - 05/15/47)	d	0.61%		12/29/14	1,001,999	1,000,000
Issued 09/16/14, repurchase date 03/16/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $3,450,819, 2.38% - 8.88%, due 04/15/22 - 12/10/49)	d	0.61%		12/29/14	3,005,287	3,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 09/12/14, repurchase date 12/11/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $8,050,000, 0.34% - 14.00%, due 05/15/18 - 04/15/49)	d	0.55%		11/04/14	7,005,668	7,000,000

						29,000,000

Total Repurchase Agreements
(Cost $139,319,804)						139,319,804

End of Investments.

 7

 Schwab Retirement Advantage Money Fund

Portfolio Holdings (Unaudited) continued

At 09/30/14, the tax basis cost of the fund’s investments was $730,230,801.

a	Credit-enhanced security or liquidity-enhanced.
b	Asset-backed security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $120,937,926 or 16.6% of net assets.
d	Illiquid security. At the period end, the value of these amounted to $ 23,036,930 or 3.2% of net assets.
†	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (4/29/2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
*	Usually collateralized via U.S. Government Agency Securities or less frequently by U.S. Treasury Securities.
**	Usually collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
COP —	Certificate of participation
ETF —	Exchange traded fund
IDA —	Industrial development agency/authority
IDRB —	Industrial development revenue bond

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect

8

 Schwab Retirement Advantage Money Fund

Portfolio Holdings (Unaudited) continued

illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2014, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2014.

REG47699SEP14

 9

The Charles Schwab Family of Funds
Schwab Investor Money Fund®

Portfolio Holdings as of September 30, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

63.8%	Fixed-Rate Obligations	656,065,830	656,065,830
17.4%	Variable-Rate Obligations	178,297,104	178,297,104
17.9%	Repurchase Agreements	183,922,501	183,922,501

99.1%	Total Investments	1,018,285,435	1,018,285,435
0.9%	Other Assets and Liabilities, Net		9,289,136

100.0%	Net Assets		1,027,574,571

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 63.8% of net assets

Asset Backed Commercial Paper 8.8%
Bennington Stark Capital Co, LLC	a,b,c	0.32%		12/11/14	2,000,000	1,998,738

CAFCO, LLC	a,b,c	0.23%		11/04/14	1,000,000	999,783
	a,b,c	0.25%		03/09/15	2,000,000	1,997,792

Cancara Asset Securitisation, LLC	a,b,c	0.21%		12/23/14	4,000,000	3,998,063

Charta, LLC	a,b,c	0.23%		11/17/14	2,000,000	1,999,399
	a,b,c	0.23%		11/19/14	1,000,000	999,687
	a,b,c	0.25%		02/25/15	3,000,000	2,996,937

Collateralized Commercial Paper Co, LLC	a,b	0.28%		03/02/15	2,000,000	1,997,636

Collateralized Commercial Paper II Co, LLC	b,c	0.40%		06/10/15	1,000,000	997,200
	b,c	0.40%		06/15/15	3,000,000	2,991,433

CRC Funding, LLC	a,b,c	0.23%		11/04/14	9,000,000	8,998,045

Crown Point Capital Co, LLC	a,b,c	0.23%		10/15/14	1,000,000	999,911

Gemini Securitization Corp, LLC	a,b,c	0.18%		10/07/14	5,000,000	4,999,850
	a,b,c	0.34%		12/01/14	6,000,000	5,996,543

MetLife Short Term Funding, LLC	a,b,c	0.11%		10/08/14	14,000,000	13,999,701

Nieuw Amsterdam Receivables Corp	a,b,c	0.16%		11/24/14	7,000,000	6,998,320

Old Line Funding, LLC	a,b,c	0.22%		01/20/15	5,000,000	4,996,608
	a,b,c	0.22%		01/29/15	4,067,000	4,064,017

Ridgefield Funding Co, LLC	a,b,c	0.26%		11/20/14	3,000,000	2,998,917

Sheffield Receivables Corp	a,b,c	0.25%		02/04/15	6,000,000	5,994,750

 1

 Schwab Investor Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Thunder Bay Funding, LLC	a,b,c	0.23%		03/17/15	9,102,000	9,092,289

						90,115,619

Financial Company Commercial Paper 8.4%
BPCE SA	c	0.23%		11/03/14	10,000,000	9,997,892

DNB Bank ASA		0.24%		04/08/15	2,000,000	1,997,480

General Electric Capital Corp		0.22%		02/12/15	7,000,000	6,994,268
		0.22%		04/14/15	9,000,000	8,989,275

JP Morgan Securities, LLC		0.33%		04/24/15	3,000,000	2,994,362

Lloyds Bank, PLC		0.19%		10/07/14	7,000,000	6,999,778

Nationwide Building Society		0.21%		10/02/14	1,000,000	999,994
		0.21%		12/10/14	1,000,000	999,592
		0.22%		12/29/14	5,000,000	4,997,280
		0.21%		01/05/15	2,000,000	1,998,880

Natixis US Finance Co, LLC	a	0.23%		10/31/14	5,000,000	4,999,042

Oversea-Chinese Banking Corp, Ltd		0.25%		11/05/14	4,000,000	3,999,028

PNC Bank, NA		0.30%		11/06/14	8,000,000	8,000,000

Skandinaviska Enskilda Banken AB		0.26%		10/03/14	1,000,000	999,986
		0.25%		01/21/15	2,000,000	1,998,444
		0.27%		03/17/15	2,000,000	1,997,541

State Street Corp		0.21%		12/08/14	5,000,000	4,998,017

Swedbank AB		0.25%		10/20/14	4,000,000	3,999,472
		0.26%		10/21/14	1,000,000	999,858
		0.25%		03/25/15	4,000,000	3,995,139

United Overseas Bank, Ltd		0.25%		03/03/15	2,000,000	1,997,875
		0.25%		03/04/15	1,000,000	998,931

						85,952,134

Other Commercial Paper 3.8%
Automatic Data Processing, Inc	c	0.03%		10/01/14	10,000,000	10,000,000

General Electric Co		0.06%		10/06/14	17,000,000	16,999,859
		0.06%		10/08/14	3,000,000	2,999,965

Toyota Motor Credit Corp		0.24%		10/20/14	9,000,000	8,998,860

						38,998,684

Certificate of Deposit 34.4%
Abbey National Treasury Services PLC	a	0.07%		10/07/14	5,000,000	5,000,000

Bank of Montreal		0.04%		10/07/14	5,000,000	5,000,000
		0.20%		01/12/15	15,000,000	15,000,000

Bank of the West		0.25%		11/17/14	2,000,000	2,000,000

Bank of Tokyo Mitsubishi UFJ, Ltd		0.08%		10/01/14	6,000,000	6,000,000
		0.25%		12/01/14	5,000,000	5,000,000
		0.25%		12/05/14	5,000,000	5,000,000
		0.25%		12/09/14	3,000,000	3,000,000

2

 Schwab Investor Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.25%		12/29/14	3,000,000	3,000,000
		0.25%		03/03/15	7,000,000	7,000,000
		0.30%		03/03/15	5,000,000	5,000,000
		0.30%		04/06/15	3,000,000	3,000,000

Barclays Bank PLC		0.43%		10/01/14	4,000,000	4,000,000
		0.30%		02/04/15	7,000,000	7,000,000
		0.30%		02/05/15	4,000,000	4,000,000
		0.30%		02/06/15	1,000,000	1,000,000

BNP Paribas		0.24%		11/04/14	4,000,000	4,000,000
		0.23%		11/07/14	2,000,000	2,000,000
		0.25%		12/10/14	9,000,000	9,000,000

Branch Banking & Trust Co		0.07%		10/01/14	7,000,000	7,000,000

Canadian Imperial Bank of Commerce		0.04%		10/01/14	1,000,000	1,000,000
		0.05%		10/01/14	7,000,000	7,000,000
		0.03%		10/07/14	5,000,000	5,000,000

Chase Bank USA, NA		0.38%		12/05/14	5,000,000	5,000,000
		0.38%		01/02/15	4,000,000	4,000,000
		0.35%		01/26/15	1,000,000	1,000,000

Citibank, NA		0.20%		10/03/14	1,000,000	1,000,000
		0.23%		11/13/14	10,000,000	10,000,000
		0.25%		01/09/15	9,000,000	9,000,000
		0.25%		03/26/15	8,000,000	8,000,000

Credit Agricole Corporate and Investment Bank		0.24%		12/29/14	9,000,000	9,000,000

Credit Agricole SA		0.24%		10/07/14	2,000,000	2,000,000

Credit Suisse AG		0.28%		10/06/14	2,000,000	2,000,000
		0.33%		03/13/15	6,000,000	6,000,000
		0.33%		03/16/15	4,000,000	4,000,000

Deutsche Bank AG		0.29%		10/15/14	4,000,000	4,000,000
		0.45%		11/21/14	7,000,000	7,000,000
		0.31%		12/05/14	5,000,000	5,000,000

HSBC Bank USA		0.21%		11/19/14	5,000,000	5,000,000

ING Bank NV		0.33%		10/01/14	7,000,000	7,000,000
		0.46%		10/28/14	6,000,000	6,000,000
		0.31%		11/03/14	4,000,000	4,000,000
		0.32%		11/07/14	2,000,000	2,000,000

Lloyds Bank PLC		0.37%		10/28/14	1,000,000	1,000,000
		0.26%		12/02/14	1,000,000	1,000,000
		0.48%		03/18/15	4,000,000	4,000,000

Mitsubishi UFJ Trust & Banking Corp		0.21%		11/06/14	4,000,000	4,000,000
		0.25%		01/09/15	6,000,000	6,000,000

Mizuho Bank, Ltd		0.25%		10/17/14	6,000,000	6,000,000
		0.25%		10/27/14	3,000,000	3,000,000
		0.25%		02/13/15	7,000,000	7,000,000

Oversea-Chinese Banking Corp, Ltd		0.23%		03/18/15	5,000,000	4,999,767

Skandinaviska Enskilda Banken AB		0.24%		12/12/14	3,000,000	3,000,000

Societe Generale		0.22%		10/31/14	5,000,000	5,000,000

 3

 Schwab Investor Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

State Street Bank & Trust Company, NA		0.22%		01/21/15	10,000,000	10,000,000

Sumitomo Mitsui Banking Corp		0.25%		10/10/14	2,000,000	2,000,000
		0.25%		10/14/14	3,000,000	3,000,000
		0.30%		11/13/14	1,000,000	1,000,000
		0.25%		11/14/14	1,000,000	1,000,000
		0.37%		02/06/15	6,000,000	6,000,000
		0.25%		02/20/15	4,000,000	4,000,000
		0.30%		03/02/15	1,000,000	1,000,000
		0.30%		03/03/15	4,000,000	4,000,000
		0.25%		03/06/15	5,000,000	5,000,000
		0.30%		03/12/15	1,000,000	1,000,000
		0.25%		03/24/15	2,000,000	2,000,000

Sumitomo Mitsui Trust Bank, Ltd		0.20%		10/01/14	6,000,000	6,000,000
		0.20%		12/29/14	3,000,000	3,000,000

Toronto-Dominion Bank		0.04%		10/06/14	10,000,000	10,000,000
		0.20%		01/12/15	3,000,000	3,000,000
		0.24%		01/22/15	10,000,000	10,000,000
		0.22%		01/23/15	6,000,000	6,000,000
		0.29%		06/16/15	5,000,000	5,000,000

UBS AG		0.23%		01/16/15	3,000,000	3,000,000
		0.25%		02/18/15	7,000,000	7,000,000

						353,999,767

Government Agency Debt 0.9%
Federal Home Loan Bank		0.07%		10/24/14	9,000,000	8,999,626

Other Instrument 4.9%
Australia & New Zealand Banking Group, Ltd		0.10%		10/03/14	10,000,000	10,000,000

Bank of Montreal		0.04%		10/01/14	1,000,000	1,000,000

National Australia Bank, Ltd		0.03%		10/01/14	4,000,000	4,000,000

National Bank of Canada		0.04%		10/01/14	9,000,000	9,000,000

Royal Bank of Canada		0.01%		10/01/14	3,000,000	3,000,000

Skandinaviska Enskilda Banken AB		0.05%		10/03/14	6,000,000	6,000,000

Svenska Handelsbanken AB		0.01%		10/01/14	18,000,000	18,000,000

						51,000,000

Other Note 2.6%
Bank of America, NA		0.26%		10/02/14	8,000,000	8,000,000
		0.19%		10/06/14	1,000,000	1,000,000
		0.26%		10/06/14	1,000,000	1,000,000
		0.25%		11/20/14	5,000,000	5,000,000
		0.20%		12/03/14	5,000,000	5,000,000
		0.25%		01/09/15	1,000,000	1,000,000
		0.25%		02/02/15	6,000,000	6,000,000

						27,000,000

Total Fixed-Rate Obligations
(Cost $656,065,830)						656,065,830

4

 Schwab Investor Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Variable-Rate Obligations 17.4% of net assets

Asset Backed Commercial Paper 0.6%
Old Line Funding, LLC	a,b,c	0.22%	10/06/14	12/05/14	6,000,000	6,000,000

Financial Company Commercial Paper 3.8%
Commonwealth Bank of Australia	c	0.23%	10/03/14	11/26/14	9,000,000	9,000,000
		0.24%	10/08/14	07/02/15	10,000,000	10,000,000

Westpac Banking Corp	c	0.23%	10/14/14	06/12/15	10,000,000	10,000,000
	c	0.23%	10/27/14	07/27/15	10,000,000	10,000,000

						39,000,000

Certificate of Deposit 7.3%
Abbey National Treasury Services PLC	a	0.31%	10/06/14	11/04/14	3,000,000	3,000,000

Bank of Nova Scotia		0.22%	10/28/14	04/28/15	5,000,000	5,000,000

Commonwealth Bank of Australia		0.22%	10/23/14	01/23/15	2,000,000	2,000,000
		0.23%	10/20/14	06/19/15	4,000,000	4,000,000

Rabobank Nederland		0.22%	10/20/14	04/20/15	10,000,000	10,000,000
		0.23%	10/07/14	05/07/15	4,000,000	4,000,000
		0.24%	10/02/14	06/02/15	6,000,000	6,000,000

Royal Bank of Canada		0.24%	10/06/14	03/04/15	8,000,000	8,000,000

Toronto-Dominion Bank		0.22%	10/16/14	06/16/15	6,000,000	6,000,000

Wells Fargo Bank, NA		0.22%	10/20/14	11/18/14	5,000,000	5,000,000
		0.22%	10/10/14	01/09/15	7,000,000	7,000,000
		0.23%	10/02/14	05/01/15	3,000,000	3,000,000
		0.23%	10/20/14	05/20/15	11,000,000	11,000,000
		0.25%	10/08/14	08/10/15	1,000,000	1,000,000

						75,000,000

Treasury Debt 1.2%
United States Treasury Department		0.06%	10/01/14	01/31/16	7,000,000	6,999,033
		0.09%	10/01/14	07/31/16	5,000,000	5,000,000

						11,999,033

Variable Rate Demand Note 0.5%
Blue Mountain Enterprises, LLC
Variable Rate Demand Bonds Series 2013	a	0.16%		10/07/14	1,980,000	1,980,000

Eagle Cnty
Housing Facilities RB (BC Housing) Series 1997B	a	0.21%		10/07/14	1,500,000	1,500,000

Labcon North America
Taxable Bonds Series 2010	a	0.18%		10/07/14	1,695,000	1,695,000

						5,175,000

Other Note 4.0%
Bank of America, NA		0.36%	10/06/14	03/05/15	3,000,000	3,000,000

JPMorgan Chase Bank, NA		0.41%	10/21/14	12/22/14	38,000,000	38,000,000

 5

 Schwab Investor Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Whistlejacket Capital, LLC	d,†	n/a	n/a	n/a	123,071	123,071

						41,123,071

Total Variable-Rate Obligations
(Cost $178,297,104)						178,297,104

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 17.9% of net assets

Government Agency Repurchase Agreements* 13.7%
Bank of Nova Scotia
Issued 09/30/14, repurchase date 10/01/14 (Collateralized by U.S. Government Agency Securities valued at $22,660,000, 3.50% - 4.00%, due 02/01/26 - 10/01/44)		0.00%		10/01/14	22,000,000	22,000,000

BNP Paribas Securities Corp
Issued 09/30/14, repurchase date 10/01/14 (Collateralized by U.S. Government Agency Securities valued at $17,510,000, 1.63% - 5.03%, due 10/15/26 - 09/01/44)		0.01%		10/01/14	17,000,005	17,000,000

Goldman Sachs & Co
Issued 09/24/14, repurchase date 10/01/14 (Collateralized by U.S. Government Agency Securities valued at $9,180,000, 2.50% - 5.00%, due 07/15/27 - 03/15/44)		0.04%		10/01/14	9,000,070	9,000,000
Issued 09/25/14, repurchase date 10/01/14 (Collateralized by U.S. Government Agency Securities valued at $6,120,000, 3.50% - 5.50%, due 02/15/38 - 10/15/42)		0.04%		10/01/14	6,000,040	6,000,000

JP Morgan Securities, LLC
Issued 09/30/14, repurchase date 10/01/14 (Collateralized by U.S. Government Agency Securities valued at $72,100,000, 2.75% - 3.50%, due 01/16/38 - 06/01/42)		0.01%		10/01/14	70,000,019	70,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 09/24/14, repurchase date 10/01/14 (Collateralized by U.S. Government Agency Securities valued at $15,450,001, 3.00%, due 10/15/43)		0.02%		10/01/14	15,000,058	15,000,000

Mizuho Securities USA, Inc
Issued 09/30/14, repurchase date 10/01/14 (Collateralized by U.S. Government Agency Securities valued at $2,040,079, 0.00% - 2.50%, due 12/26/14 - 12/01/27)		0.01%		10/01/14	2,000,001	2,000,000

						141,000,000

Treasury Repurchase Agreement 0.2%
Barclays Capital, Inc
Issued 09/30/14, repurchase date 10/01/14 (Collateralized by U.S. Treasury Securities valued at $1,961,054, 3.13%, due 05/15/19)		0.00%		10/01/14	1,922,501	1,922,501

Other Repurchase Agreements** 4.0%
BNP Paribas Prime Brokerage, Inc
Issued 09/24/14, repurchase date 10/01/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $7,350,332)	a	0.23%		10/01/14	7,000,313	7,000,000

6

 Schwab Investor Money Fund

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Credit Suisse Securities (USA), LLC
Issued 07/21/14, repurchase date 11/03/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $3,452,822, 5.97%, due 05/15/46)	d	0.65%		11/03/14	3,005,688	3,000,000
Issued 08/01/14, repurchase date 11/13/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $4,602,055, 5.44% - 5.97%, due 03/15/44 - 05/15/46)	d	0.65%		11/13/14	4,007,511	4,000,000
Issued 09/04/14, repurchase date 12/18/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,153,244, 5.54%, due 09/15/39)	d	0.65%		12/18/14	1,001,896	1,000,000

JP Morgan Securities, LLC
Issued 09/02/14, repurchase date 03/02/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $11,505,456, 2.74% - 8.88%, due 04/15/22 - 12/10/49)	d	0.61%		12/29/14	10,019,994	10,000,000
Issued 09/16/14, repurchase date 03/16/15 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,300,546, 2.95% - 8.88%, due 02/15/21 - 12/10/49)	d	0.61%		12/29/14	2,003,524	2,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 09/12/14, repurchase date 12/11/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $16,100,000, 0.50% - 8.75%, due 03/15/18 - 04/15/49)	d	0.55%		11/04/14	14,011,336	14,000,000

						41,000,000

Total Repurchase Agreements
(Cost $183,922,501)						183,922,501

End of Investments.

At 09/30/14, the tax basis cost of the fund’s investments was $1,018,285,435.

a	Credit-enhanced or liquidity-enhanced.
b	Asset-backed security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $143,115,875 or 13.9% of net assets.
d	Illiquid security. At the period end, the value of these amounted to $34,123,071 or 3.3% of net assets.
†	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (4/29/2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
*	Usually collateralized via U.S. Government Agency Securities or less frequently by U.S. Treasury Securities.
**	Usually collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
ETF —	Exchange traded fund
RB —	Revenue bond

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

 7

 Schwab Investor Money Fund

Portfolio Holdings (Unaudited) continued

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2014, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2014.

REG47700SEP14

8

Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Charles Schwab Family of Funds

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	November 21, 2014
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	November 21, 2014

By:	/s/ George Pereira
George Pereira
Principal Financial Officer

Date:	November 21, 2014